As filed with the Securities and Exchange Commission on April 17, 2020
Registration Nos. 333-194044; 811-08183
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. ( )
Post-Effective Amendment No. 11     (X)
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 66 (X)
VARIABLE ANNUITY-1 SERIES ACCOUNT
(Exact Name of Registrant)
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
(Name of Depositor)
370 Lexington Avenue, Suite 703
New York, New York 10017
(Address of Depositor’s Principal Executive Offices)
(800) 537-2033
(Depositor’s Telephone Number)
Andra S. Bolotin
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company of New York
370 Lexington Avenue, Suite 703
New York, New York 10017
(Name and Address of Agent for Service)
Copy to:
Ann B. Furman, Esq.
Carlton Fields, P.A.
1025 Thomas Jefferson Street, N.W., Suite 400 West
Washington, D.C. 20007-5208
Approximate date of proposed public offering: Continuous
It is proposed that this filing will become effective (check appropriate box)
immediately upon filing pursuant to paragraph (b) of Rule 485
x	on May 1, 2020, pursuant to paragraph (b) of Rule 485
60 days after filing, pursuant to paragraph (a)(1) of Rule 485 on (date), pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Flexible Premium Deferred Variable Annuity Contracts

SCHWAB ONESOURCE CHOICE VARIABLE ANNUITYTM
An individual flexible premium variable annuity
Issued by
Great-West Life & Annuity Insurance Company of New York
Supplement dated May 1, 2020
to the Prospectus dated May 1, 2020
This Rate Sheet Supplement (the “Supplement”) amends certain information contained in the Schwab OneSource Choice Variable Annuity Prospectus dated May 1, 2020 (the “Prospectus”). Capitalized terms not defined in this Supplement have the same meaning as set forth in the Prospectus. This Supplement must be accompanied by, and read in conjunction with, the Prospectus. If you would like a copy of the current Prospectus, please contact the Retirement Resource Operations Center toll-free at (800) 838-0650. The Prospectus and this Supplement can also be found on the U.S. Securities and Exchange Commission’s website (www.sec.gov) by searching with File No. 333-194044.
This Supplement declares the Guaranteed Annual Withdrawal % (the “GAW%”) and Joint Guaranteed Annual Withdrawal % (the “Joint GAW%”) applicable to all GLWB Riders for Contracts the applications for which are signed during the effective dates detailed below.
Contract Applications Signed on or after May 1, 2020:
To receive the following GAW% or Joint GAW%, your Schwab OneSource Choice Variable Annuity application must be signed on or after May 1, 2020, your application must be received by us within 10 days of signing, and your initial Contribution must be received by us within 30 days of receipt of your application. If these terms are met, the following GAW% and Joint GAW% will apply to your Contract and cannot be changed. Rates reflected in Rate Sheet Supplements that were not in effect during this time period will not apply to your Contract. The terms of a Rate Sheet Supplement with no specified end date may not be amended unless we provide a minimum of 10 business days prior notice. If we file a new Rate Sheet Supplement, the terms of this Supplement (including the GAW%s and Joint GAW%s) will be superseded by the terms of the new Rate Sheet Supplement. The current and any proposed Rate Sheet Supplements may be found on the SEC’s website (www.sec.gov) by searching for File No. 333-194044. Please note that there have been no changes to the rates since the Rate Sheet Supplement dated May 1, 2019.
Guaranteed Lifetime Withdrawal Benefit Rider: The GAW% for a single Covered Person is based on the age when GAWs begin according to the following table:
GAW% Table
	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 - 74	Age 75-79+	Age 80+
% of Benefit Base	4.00%	5.10%	5.50%	5.50%	6.50%
If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:
Joint GAW% Table
	Age 59 1⁄2 - 64	Age 65 - 69	Age 70-74	Age 75-79	Age 80+
% of Benefit Base	3.50%	4.60%	5.00%	5.00%	6.00%
If you have any questions regarding this Supplement, including questions about the date your application was signed or the rates applicable to you, please call the Retirement Resource Operations Center toll-free at (800) 838-0650, or write to the Retirement Resource Operations Center at PO Box 173920, Denver, CO 80217-3920.
This Supplement must be accompanied by, and read in conjunction with, the current Prospectus and
Statement of Additional Information dated May 1, 2020.
Please read this Supplement carefully and retain it for future reference.

SCHWAB ONESOURCE CHOICE VARIABLE ANNUITYTM
An individual flexible premium variable annuity
Issued by
Great-West Life & Annuity Insurance Company of New York
Internet Availability of Portfolio Reports: Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for the Portfolios available under your Contract will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from us electronically by contacting the Retirement Resource Operations Center at (800) 838-0650.

You may elect to receive all future reports in paper free of charge. You can inform us that you wish to continue receiving paper copies of your shareholder reports by contacting the Retirement Resource Operations Center at the toll-free number referenced immediately above. Your election to receive reports in paper will apply to all Portfolios available under your Contract.
Overview
This Prospectus describes the Schwab OneSource Choice Variable Annuity (the “Contract”), an individual flexible premium variable annuity contract that allows you to accumulate assets on a tax-deferred basis for retirement or other long-term purposes. Great-West Life & Annuity Insurance Company of New York (“we,” “us,” or “Great-West”) issues the Contract to eligible persons in the state of New York.
The Contract may be owned by one or two individuals. A Contract may also be owned by a Grantor Trust that exists for one individual Grantor or two individual Grantors who are each other’s spouse, or by a Non-Grantor Trust (See “Definitions” below for definitions of capitalized terms)..
When you contribute money to the Schwab OneSource Choice Variable Annuity, you decide how to allocate your money among the various investment options available through Variable Annuity-1 Series Account (the “Series Account”). The Series Account consists of two segments: the Investment Segment (relating to the base Contract) and the Income Segment (relating to an optional Guaranteed Lifetime Withdrawal Benefit Rider). We hold the assets for each investment option in a corresponding Sub-Account of the Series Account. Each Sub-Account, in turn, invests in a Portfolio under the Investment Segment or a Covered Fund under the Income Segment.
The date of this Prospectus is May 1, 2020.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
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Investment Segment Portfolios:
AB VPS Growth and Income Portfolio (Class A Shares)
AB VPS Large Cap Growth Portfolio (Class A Shares)
AB VPS Small/Mid Cap Value Portfolio (Class A Shares)
Alger Capital Appreciation Portfolio (Class I-2 Shares)
ALPS|Red Rocks Listed Private Equity Portfolio (Class I Shares)
American Century Investments® VP Balanced Fund (Class I Shares)
American Century Investments® VP Income & Growth Fund (Class I Shares)
American Century Investments® VP International Fund (Class I Shares)
American Century Investments® VP Mid Cap Value Fund (Class II Shares)
American Century Investments® VP Value Fund (Class I Shares)
American Funds IS Bond Fund (Class 2 Shares)
American Funds IS Capital World Bond Fund (formerly American Funds IS Global Bond Fund) (Class 2 Shares)
American Funds IS Global Small Capitalization Fund (Class 2 Shares)
American Funds IS Growth-Income Fund (Class 4 Shares)
American Funds IS New World Fund® (Class 2 Shares)
BlackRock 60/40 Target Allocation ETF V.I. Fund (Class III Shares)
BlackRock Global Allocation V.I. Fund (Class I Shares)
BNY Mellon IP MidCap Stock Portfolio (formerly Dreyfus IP MidCap Stock Portfolio) (Initial Shares)*
BNY Mellon VIF Growth and Income Portfolio (formerly Dreyfus VIF Growth and Income Portfolio) (Initial Shares)*
ClearBridge Variable Large Cap Growth Portfolio (Class I Shares)
ClearBridge Variable Mid Cap Portfolio (Class I Shares)
ClearBridge Variable Small Cap Growth Portfolio (Class I Shares)
Columbia Variable Portfolio - Emerging Markets Fund (Class 2 Shares)
Columbia Variable Portfolio - Large Cap Growth Fund (Class 2 Shares)
Columbia Variable Portfolio - Seligman Global Technology Fund (Class 2 Shares)
Columbia Variable Portfolio - Small Cap Value (Class 2 Shares)
Delaware VIP® Emerging Markets Series (Standard Class Shares)
Delaware VIP® International Value Equity Series (Standard Class Shares)
Delaware VIP® Small Cap Value Series (Standard Class Shares)
Delaware VIP® Smid Cap Core Series (Standard Class Shares)
Delaware VIP® Value Series (Standard Class Shares)
DWS Capital Growth VIP (Class A Shares)
DWS Core Equity VIP (Class A Shares)
DWS Global Small Cap VIP (Class A Shares)*
DWS Small Cap Index VIP (Class A Shares)
DWS Small Mid Cap Growth VIP (Class A Shares)*
Federated Hermes Fund for U.S. Government Securities II (formerly Federated Fund for U.S. Government Securities II)
Franklin Small Cap Value VIP Fund (Class 2 Shares)
Great-West Aggressive Profile Fund (Investor Class Shares)
Great-West Bond Index Fund (Investor Class Shares)
Great-West Conservative Profile Fund (Investor Class Shares)
Great-West International Index Fund (Investor Class Shares)
Great-West International Value Fund (Investor Class Shares)
Great-West Invesco Small Cap Value Fund (Investor Class Shares)
Great-West Lifetime 2015 Fund (Investor Class Shares)
Great-West Lifetime 2020 Fund (Investor Class Shares)
Great-West Lifetime 2025 Fund (Investor Class Shares)
Great-West Lifetime 2030 Fund (Investor Class Shares)
Great-West Lifetime 2035 Fund (Investor Class Shares)
Great-West Lifetime 2040 Fund (Investor Class Shares)
Great-West Lifetime 2045 Fund (Investor Class Shares)

Great-West Lifetime 2050 Fund (Investor Class Shares)
Great-West Lifetime 2055 Fund (Investor Class Shares)
Great-West Lifetime 2060 Fund (Investor Class Shares)
Great-West Mid Cap Value Fund (Investor Class Shares)
Great-West Moderate Profile Fund (Investor Class Shares)
Great-West Moderately Aggressive Profile Fund (Investor Class Shares)
Great-West Moderately Conservative Profile Fund (Investor Class Shares)
Great-West Multi-Sector Bond Fund (Investor Class Shares)
Great-West Real Estate Index Fund (Investor Class Shares)
Great-West T. Rowe Price Mid Cap Growth Fund (Investor Class Shares)
Invesco Oppenheimer V.I. Global Fund (Series I Shares)
Invesco Oppenheimer V.I. International Growth Fund (Series I Shares)*
Invesco Oppenheimer V.I. Main Street Small Cap Fund® (Series I Shares)
Invesco V.I. Comstock Fund (Series I Shares)
Invesco V.I. Growth and Income Fund (Series I Shares)*
Invesco V.I. High Yield Fund (Series I Shares)
Invesco V.I. International Growth Fund (Series I Shares)*
Invesco V.I. Small Cap Equity Fund (Series I Shares)*
Ivy VIP International Core Equity (Class II Shares)*
Janus Henderson Balanced Portfolio (Service Shares)
Janus Henderson Flexible Bond Portfolio (Service Shares)
Janus Henderson Global Research Portfolio (Institutional Shares)
Janus Henderson Global Technology and Innovation Portfolio (formerly Janus Henderson Global Technology Portfolio) (Service Shares)
JPMorgan Insurance Trust Core Bond Portfolio (Class 1 Shares)
JPMorgan Insurance Trust Small Cap Core Portfolio (Class 1 Shares)
Lazard Retirement Emerging Markets Equity Portfolio (Service Shares)
Lord Abbett Series Fund Short Duration Income Portfolio (Class VC Shares)
LVIP Baron Growth Opportunities Fund (Service Class Shares)
MFS® VIT Utilities Series (Service Class Shares)*
MFS® VIT II Core Equity Portfolio (Service Class Shares)
MFS® VIT II International Growth Portfolio (Initial Class Shares)
MFS® VIT II International Intrinsic Value Portfolio (formerly MFS® VIT II International Value Portfolio) (Service Class Shares)
MFS® VIT III Blended Research® Small Cap Equity Portfolio (Initial Class Shares)
MFS® VIT III Mid Cap Value Portfolio (Initial Class Shares)
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio (Class S Shares)*
NVIT Mid Cap Index Fund (Class II Shares)
PIMCO VIT CommodityRealReturn® Strategy Portfolio (Administrative Class Shares)
PIMCO VIT Emerging Markets Bond Portfolio (Administrative Class Shares)
PIMCO VIT High Yield Portfolio (Administrative Class Shares)
PIMCO VIT Low Duration Portfolio (Administrative Class Shares)
PIMCO VIT Real Return Portfolio (Administrative Class Shares)
PIMCO VIT Total Return Portfolio (Administrative Class Shares)
Pioneer Bond VCT Portfolio (Class I Shares)
Pioneer Fund VCT Portfolio (Class I Shares)
Pioneer Select Mid Cap Growth VCT Portfolio (Class I Shares)
Putnam VT Equity Income Fund (Class IB Shares)
Putnam VT Global Asset Allocation Fund (Class IA Shares)
Putnam VT Income Fund (Class IA Shares)
Putnam VT International Equity Fund (Class IA Shares)
Putnam VT International Value Fund (Class IA Shares)
Putnam VT Mortgage Securities Fund (Class IB Shares)
Putnam VT Multi-Cap Core Fund (Class IA Shares)

Putnam VT Small Cap Value Fund (Class IA Shares)
Schwab Government Money Market PortfolioTM
Schwab® S&P 500 Index Portfolio
T. Rowe Price Health Sciences Portfolio (Portfolio-II Class Shares)
Templeton Foreign VIP Fund (Class 2 Shares)*
Templeton Global Bond VIP Fund (Class 2 Shares)
Touchstone Bond Fund*
Touchstone Common Stock Fund*
Touchstone Small Company Fund
VanEck VIP Global Hard Assets Fund (S Class Shares)
Wells Fargo VT Discovery Fund (Class 2 Shares)
Wells Fargo VT Omega Growth Fund (Class 2 Shares)
Income Segment Covered Funds (for Contracts with the Guaranteed Lifetime Withdrawal Benefit Rider):
Great-West Conservative Profile Fund (Investor Class Shares)
Great-West Moderate Profile Fund (Investor Class Shares)
Great-West Moderately Conservative Profile Fund (Investor Class Shares)
Great-West SecureFoundation® Balanced Fund (Investor Class Shares)
The Contract currently offers four Covered Funds. Great-West may make additional or fewer Covered Funds available to Contract Owners in the future.
* The Sub-Account investing in this Portfolio is closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).
This Prospectus provides important information about the Series Account and investment options that you should know before purchasing the Schwab OneSource Choice Variable Annuity, including a description of the material rights and obligations under the Contract. It is important that you read the Contract, riders, and any amendments and endorsements. Please read this Prospectus carefully and keep it on file for future reference. We offer other variable annuity products with different product features, benefits and charges.
If you acquired your Contract before May 1, 2019, certain features described in this Prospectus may not be available under your existing Contract. If you are interested in a feature that is not available, please contact the Retirement Resource Operations Center at the toll free number below for more information.
You can find more detailed information pertaining to the Series Account in the Statement of Additional Information (“SAI”) dated May 1, 2020 (as may be amended from time to time), which has been filed with the SEC and is available upon written or oral request. The SAI is incorporated by reference into this Prospectus as a matter of law, which means it is legally a part of this Prospectus. You can find the SAI’s table of contents on the last page of this Prospectus. You may obtain a copy of the SAI without charge by contacting the Retirement Resource Operations Center at the address or phone number listed below. Or, you can obtain it by visiting the SEC’s website at www.sec.gov. This website also contains material incorporated by reference and other information about the Series Account that has been filed electronically with the SEC.
The Contract is not a deposit or obligation of, or insured, guaranteed or endorsed by, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The Contract involves certain investment risks, including possible loss of principal.
For account information, please contact:
Retirement Resource Operations Center
P.O. Box 173920
Denver, CO 80217-3920
(800) 838-0650
This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with the Contract other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

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Appendix B - Net Investment Factor	B-1
Appendix C - Historical Guaranteed Annual Withdrawal Percentages from Prior Rate Sheet Supplements	C-1

Definitions
1035 Exchange – A tax-free exchange of certain types of insurance contracts, as allowed by a provision of the Code.
Accumulation Period – The time period between the Effective Date and the earlier of the Payout Election Date or the Annuity Commencement Date. During this period, you are contributing to the annuity.
Accumulation Unit – An accounting measure used to determine the Annuity Account Value before the date annuity payouts commence.
Alternate Payee – Any Spouse or former Spouse of an Owner who has the right pursuant to a Decree to receive all or a portion of the benefit payable under the Contract with respect to such Owner.
Annuitant (Joint Annuitant) – The person named in the application upon whose life the payout of an annuity is based and who will receive annuity payouts. The Annuitant will be the Owner unless otherwise indicated in the application. If you select a Joint Annuitant, “Annuitant” means the older Joint Annuitant or the sole surviving Joint Annuitant, unless otherwise stated. Joint Annuitants must be one another’s Spouse as of the Effective Date. If you name a Contingent Annuitant, the Annuitant will be considered the “Primary Annuitant.” If a Grantor Trust owns the Contract, the Grantor will be the Annuitant unless otherwise indicated in the application. If a Non-Grantor Trust owns the Contract, the grantor will be the Annuitant unless otherwise indicated in the application. If a Non-Grantor Trust owns the Contract, no Contingent Annuitant may be named and the Annuitant will be considered the Primary Annuitant.
Annuity Account – An account we establish in your name that reflects the Owner’s interests in the Sub-Accounts in both the Investment Segment and the Income Segment.
Schwab OneSource Choice Variable Annuity Structure
Your Total Annuity Account can be made up of both the Investment Segment and the Income Segment
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Annuity Account Value – The sum of the value of each Sub-Account you have selected in both the Investment Segment and Income Segment. The Annuity Account Value is credited with a return based upon the investment experience of the Sub-Account(s) selected by you and will increase and decrease accordingly.
Annuity Commencement Date – The date annuity payouts begin, which is either the Payout Election Date or the Annuitant’s 99th birthday if no Payout Election Date has been established. You may change the Annuity Commencement Date if annuity payouts have not already begun. Upon death of the Owner, the Beneficiary may change the Annuity Commencement Date only if the Beneficiary is the Owner’s surviving Spouse and elects to continue the Contract. The Annuity Commencement Date must occur prior to or on the Annuitant’s 99th birthday.
Annuity Payout Period – The period beginning on the Annuity Commencement Date and continuing until all annuity payouts have been made under the Contract. During this period, the Annuitant receives payouts from the annuity.
Annuity Unit – An accounting measure we use to determine the amount of any variable annuity payout after the first annuity payout is made.
Attained Age – During the Guaranteed Annual Withdrawal Phase, the age of the Covered Person (or the age of the younger Joint Covered Person) on the Ratchet Date.
Automatic Bank Draft Plan – A feature, if made available by Great-West, that allows you to make automatic periodic Contributions. Contributions will be withdrawn from an account you specify and automatically credited to your Annuity Account.
Beneficiary – The person(s) designated by the Owner to receive any Death Benefit under the terms of the Contract. If the surviving Spouse of an Owner is the surviving Joint Owner, the surviving Spouse will be deemed to be the Beneficiary upon such Owner’s death and may take the death benefit or elect to continue this Contract in force.
Benefit Base – For purposes of the GLWB Rider, the amount that is multiplied by the Guaranteed Annual Withdrawal Percentage to calculate the Guaranteed Annual Withdrawal. The Benefit Base increases dollar-for-dollar upon any GLWB Rider Contribution and is reduced proportionately for any Excess Withdrawal. The Benefit Base can also increase with positive Covered Fund performance on the Ratchet Date and may also be adjusted on the Ratchet Date. The Benefit Base may not exceed $5 million. Any Covered Fund Value over $5 million will be considered excess Covered Fund Value and will not be used to calculate Guaranteed Annual Withdrawals.
Business Day – Any day, and during the hours, on which the New York Stock Exchange is open for trading. If a date falls on a non-Business Day, the following Business Day will be used unless otherwise stated in the Prospectus.
Code – The Internal Revenue Code of 1986, as amended, and all related laws and regulations which are currently in effect.
Contingent Annuitant – The person you may name in the application who becomes the Annuitant when the Primary Annuitant dies. The Contingent Annuitant must be designated before the death of the Primary Annuitant and before annuity payouts have begun. If a Non-Grantor Trust owns the Contract, no Contingent Annuitant may be named.
Contingent Beneficiary – The person you may designate to become the Beneficiary when the primary Beneficiary dies.
Contributions – Amounts of money you invest or deposit into your Annuity Account.
Covered Funds – Interests in Sub-Account(s) designated for the Income Segment.
•	Great-West Conservative Profile Fund – Investor Class Shares
•	Great-West Moderate Profile Fund – Investor Class Shares
•	Great-West Moderately-Conservative Profile Fund – Investor Class Shares
•	Great-West SecureFoundation® Balanced Fund – Investor Class Shares
•	Any other Portfolio we approve for the GLWB
Covered Fund Value – The aggregate value of each Covered Fund.
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Covered Person(s) – For purposes of the GLWB Rider, the person(s) whose age determines the Guaranteed Annual Withdrawal Percentage and on whose life the Guaranteed Annual Withdrawal Amount will be based. If there are two Covered Persons, the Guaranteed Annual Withdrawal Percentage will be based on the age of the younger life and the Installments can continue until the death of the second life. If a natural person owns the Contract, the Owner of the Contract must be a Covered Person. If a Grantor Trust owns the Contract, the Grantor(s) must be the sole Covered Person(s). A Joint Covered Person must be the Owner’s Spouse and (i) a Joint Owner; or (ii) the 100% primary Beneficiary under the Contract. If a Non-Grantor Trust owns the Contract, the Covered Person, if any, must be the Annuitant.
Death Benefit – The amount payable to the Beneficiary when the Owner or the Annuitant dies, as applicable.
Decree – A divorce or separation instrument, as defined in Section 71(b)(2) of the Code, that creates or recognizes the existence of an Alternate Payee’s right to, or assigns to an Alternate Payee the right to receive all or a portion of the benefits payable with respect to an Owner that Great-West accepts and approves, except as otherwise agreed.
Distributions – Amounts paid from a Covered Fund, including but not limited to partial and systematic withdrawals.
Effective Date – The date on which the first Contribution is credited to your Annuity Account.
Eligible Designated Beneficiary (EDB) -- is a designated Beneficiary that also meets the requirements defined in Code Section 401(a)(9)(E)(ii). An EDB includes: (i) the surviving spouse of the Owner; (ii) a minor child (until they reach the age of majority); (iii) a disabled person (within the meaning of Code section 72(m)(7)); (iv) a chronically ill person; or (v) an individual who is not more than 10 years younger than the owner. A beneficiary’s status as an EDB is determined on the date of the owner’s death.
Excess Withdrawal – An amount either distributed or transferred from the Covered Funds during the GLWB Accumulation Phase or any amount combined with all other amounts that exceed the annual GAW during the GAW Phase that reduces your Benefit Base. The Guarantee Benefit Fee and the M&E Charge shall not be treated as a Distribution or Excess Withdrawal for this purpose.
GAW Payment Date – The GAW Payment Date is the day of the month on which Installments are paid.
Guarantee Benefit Fee – The fee associated with the Income Segment and GLWB Rider. The Guarantee Benefit Fee also is sometimes referred to as the GLWB Rider Fee. For Contract applications signed before May 1, 2017, the Guarantee Benefit Fee is based on a percentage of Covered Fund Value. For Contract applications signed on or after May 1, 2017, the Guarantee Benefit Fee is based on a percentage of the Benefit Base.
Guaranteed Annual Withdrawal (GAW) – For purposes of the GLWB Rider, the annualized withdrawal amount that we guarantee for the lifetime of the Covered Person(s).
Guaranteed Annual Withdrawal Percentage (GAW%) – The percentage of the Benefit Base that determines the amount of the GAW. The GAW% applicable to new Contract purchases is disclosed in a Rate Sheet Supplement to this Prospectus applicable on the date you signed the application to purchase the Contract. For the GAW% applicable to applications signed before May 1, 2020, please see the Appendix entitled “Historical Guaranteed Annual Withdrawal Percentages from Prior Rate Sheet Supplements” at the end of this Prospectus.
Guaranteed Annual Withdrawal (GAW) Phase – The period of time between the Initial Installment Date and the first day of the GLWB Settlement Phase. The GAW Phase begins when you elect to begin taking GAW payments.
Guaranteed Lifetime Withdrawal Benefit (GLWB) – A payment option offered by the GLWB Rider that pays Installments during the life of the Covered Person(s). The Covered Person(s) will receive periodic payments in either monthly, quarterly, semiannual, or annual Installments that in total over a 12-month period equal the GAW, without causing an Excess Withdrawal.
GLWB Accumulation Phase – The period of time between the GLWB Rider Election Date and the Initial Installment Date.
GLWB Rider – The Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider issued to the Owner which specifies the benefits, rights, privileges, and obligations of the Owner and Great-West in the Income Segment, as modified by the Rate Sheet Supplement applicable on the date you signed the application to purchase the Contract. The GLWB Rider is initiated by allocating Contributions to the Income Segment Covered Funds. All guarantees are subject to the claims paying ability of Great-West. The GAW% and Joint GAW%
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applicable to new Contract purchases are disclosed in a Rate Sheet Supplement to this Prospectus applicable on the date you signed the application to purchase the Contract. For the GAW% and Joint GAW% applicable to applications signed before May 1, 2020 please see the Appendix entitled “Historical Guaranteed Annual Withdrawal Percentages from Prior Rate Sheet Supplements” at the end of this Prospectus.
GLWB Rider Contributions – Owner-directed amounts received and allocated to the Owner’s Covered Funds in the Income Segment, including but not limited to Transfers from other assets in the Contract. If this Contract is a Qualified Annuity Contract, GLWB Rider Contributions may also include rollovers as defined under Section 402(c), 403(b)(8), 408(d)(3) and 457(e)(16) of the Code. Reinvested dividends, capital gains, and settlements arising from the Covered Funds will not be considered GLWB Rider Contributions for the purpose of calculating the Benefit Base but will affect the Covered Fund Value. We reserve the right to stop accepting GLWB Rider Contributions at any time and will provide the Owner with a 30 day notice.
GLWB Rider Election Date – The Business Day on which the Owner or Spouse Beneficiary elects the GLWB option in the GLWB Rider by allocating GLWB Rider Contributions to the Covered Fund(s). The GLWB Rider Election Date shall be the date upon which the Initial Benefit Base is calculated and before the Owner attains the age of 86 years old.
GLWB Settlement Phase – The period when the Covered Fund Value has reduced to zero, but the Benefit Base is still positive during which Installments will continue to be paid.
Grantor – The natural person who is treated under Sections 671 through 679 of the Code as owning the assets of a Grantor Trust. All Grantors must be individuals.
Grantor Trust – A permissible Contract ownership type that may be selected at Contract issue or later. A trust, the assets of which are treated under Sections 671 through 679 of the Code as being owned by the Grantor(s). We allow a Grantor Trust to be an Owner only if it either has a single Grantor who is a natural person, or has two Grantors who are one another’s Spouse as of the Effective Date.
Income Segment – Assets allocated to the Sub-Account(s) associated with the optional GLWB Rider attached to the Contract.
Income Segment Account Value – The sum of the values of the Sub-Accounts in the Income Segment credited to the Owner under the Annuity Account. The Income Segment Account Value is credited with a return based upon the investment experience of such Income Segment investment option(s) selected by the Owner and will increase or decrease accordingly.
Initial Calculation – The calculation used to determine the GAW% based on the age of the Covered Person(s) on the Initial Installment Date and dependent on the age(s) of the joint or single Covered Person(s).
Initial Installment Date – The date of the first Installment under the GLWB, which must be a Business Day.
Installments – Periodic payments of the GAW that in total over a year can equal up to the GAW without causing an Excess Withdrawal.
Investment Segment – Assets allocated to the Sub-Accounts not associated with the optional GLWB Rider attached to the Contract.
Investment Segment Account Value – The sum of the values of the Sub-Accounts in the Investment Segment credited to the Owner under the Annuity Account. The Investment Segment Account Value is credited with a return based upon the investment experience of such Investment Segment investment option(s) selected by the Owner and will increase or decrease accordingly.
Joint GAW% – The GAW% used with the GLWB Rider if there are two Covered Persons. The Joint GAW% applicable to new Contract purchases is disclosed in a Rate Sheet Supplement to this Prospectus applicable on the date you signed the application to purchase your Contract. For the GAW% and Joint GAW% applicable to applications signed before May 1, 2020, please see the Appendix entitled “Historical Guaranteed Annual Withdrawal Percentages from Prior Rate Sheet Supplements” at the end of this Prospectus.
Mortality and Expense Risk Charge (M&E Charge) – An amount deducted from your Annuity Account Value at the end of each valuation period to compensate Great-West for bearing certain mortality and expense risks under the Contract.
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Non-Grantor Trust – A permissible Contract ownership type that may be selected at Contract issue or later. A trust in which the grantor has relinquished control over trust assets and in which trust assets do not form a part of the grantor’s estate. A Non-Grantor Trust must be issued a Tax Identification Number in order to qualify as Owner of the Contract. If a Non-Grantor Trust owns the Contract, the grantor will be the Annuitant unless otherwise indicated in the application, and the Owner (the Non-Grantor Trust) will at all times be the Beneficiary.
Non-Qualified Annuity Contract – An annuity Contract which is not intended to satisfy the requirements of Sections 408(b) (IRAs) or 408A (Roth IRAs) of the Code. We may issue this Contract as a Non-Qualified Annuity Contract.
Non-Qualified Stretch Annuity Contract – A permissible Contract ownership type that may be elected by a natural person Beneficiary only upon the death of the original Owner. This type of annuity Contract is not intended to satisfy the requirements of Section 408(b) (IRAs) or Section 408A (Roth IRAs) of the Code. The “Beneficial Owner” for a Contract held as a Non-Qualified Stretch Annuity is the natural person who is the designated Beneficiary of any Death Benefit proceeds as a result of the death of the original Contract Owner, and may not be a non-natural entity such as a Grantor Trust or Non-Grantor Trust. A “Successor Beneficiary”(defined below) may elect to receive his or her interest in a single sum or over the remaining distribution period initially selected by the Beneficial Owner, and cannot be a non-natural entity.
Owner (Joint Owner) or You – The person(s) named in the application who is entitled to exercise all rights and privileges under the Contract, while the Annuitant is living. Joint Owners must be one another’s Spouse as of the Effective Date and must both be natural persons. The Annuitant will be the Owner unless otherwise indicated in the application. If the Contract is intended to be held as a Qualified Annuity Contract, the Owner must be the Annuitant and a Joint Owner is not permitted. The Owner must be either a natural person, a Grantor Trust, or a Non-Grantor Trust. If the Owner is a Grantor Trust, all references to the life, age or death of the Owner shall pertain to the life, age or death of the Grantor(s). If the Owner is a Non-Grantor Trust, all references to the life, age, or death of the Owner pertain to the life, age, or death of the Annuitant, and where there are Joint Annuitants, shall pertain to the older Joint Annuitant. If there is a change of ownership of the Contract from a Non-Grantor Trust to a natural person, the original Annuitant and/or Joint Annuitant shall continue to determine any benefits under the Contract and GLWB Riders.
Payout Election Date – The date on which annuity payouts or periodic withdrawals begin from the Investment Segment. The Payout Election Date must occur before the Annuitant’s 99th birthday.
Portfolio – A registered management investment company, or portfolio or series thereof, in which the assets of the Series Account may be invested.
Premium Tax – A tax that a state or other governmental authority may assess at the time you make a Contribution, make withdrawals, or when annuity payments begin. The Premium Tax rate in New York for annuities is 0%, given the total mix of Great-West’s business in New York.
Qualified Annuity Contract – An annuity contract that is intended to qualify under Sections 408(b) (IRAs) or 408A (Roth IRAs) of the Code. We may issue this Contract as a Qualified Annuity Contract, in which case, under the Code, assignment of the Contract and GLWB Rider is not permitted.
Ratchet – For purposes of the GLWB Rider, an increase in the Benefit Base if the Covered Fund Value exceeds the current Benefit Base on the Ratchet Date.
Ratchet Date – During the GLWB Accumulation Phase, the Ratchet Date is the first anniversary of the Owner’s GLWB Rider Election Date and each anniversary thereafter. During the GAW Phase, the Ratchet Date is the Initial Installment Date and each anniversary thereafter. A Reset may also occur on the Ratchet Date during the GAW Phase. For Contract applications signed before May 1, 2017, if the anniversary is a non-Business Day, the Ratchet Date shall be the preceding Business Day for that year. For Contract applications signed on or after May 1, 2017, if the anniversary is a non-Business Day, the Ratchet Date shall be the following Business Day for the year.
Rate Sheet Supplement – Supplements to the Prospectus which we periodically file with the SEC that detail and modify certain rates associated with the GLWB Rider for new Contract purchases. Rate Sheet Supplements will disclose the GAW%s and the Joint GAW%s for all GLWB Riders applicable for a specified range of dates. The terms of a Rate Sheet Supplement (including GAW%s, Joint GAW%s) with no specified end date may not be amended unless we provide a minimum of 10 business days prior notice. Historical GAW%s and Joint GAW%s reflected in Rate Sheet Supplements may be found in the Appendix entitled “Historical Guaranteed Annual Withdrawal Percentages from Prior Rate Sheet Supplements” at the end of this Prospectus, as well as on the SEC’s website
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(www.sec.gov) by searching with File Number 333-194044. For the GAW% and Joint GAW% applicable to applications signed on or after May 1, 2020, please refer to the Rate Sheet Supplement attached to your prospectus at the time you signed the application to purchase your Contract.
Request – Any written, telephoned, electronic or computerized instruction in a form satisfactory to Great-West that the Retirement Resource Operations Center receives from you, your designee (as specified in a form acceptable to Great-West) or the Beneficiary (as applicable) as required by any provision of the Contract. The Request is subject to any action taken or payment made by Great-West before it is processed. A written Request shall be deemed to include electronic mail transmissions only if such transmissions include PDF or other facsimile transmissions clearly reproducing manual signatures.
Reset – A change made to the Benefit Base and GAW% if the Covered Fund Value multiplied by the Attained Age GAW% is higher than the current Benefit Base multiplied by the current GAW% on the Ratchet Date. Installments will not change unless you provide a Request.
Restricted Beneficiary Payout Option – a Beneficiary payout option that may be selected at Contract issue or later, available by endorsement to this Contract and providing that an Owner can pre-select the amount and form of payout option for any given Beneficiary.
Retirement Resource Operations Center – You may write to us at our administrative office at P.O. Box 173920, Denver, CO 80217-3920; call us toll free at (800) 838-0650; or email us at AnnuityOperations@greatwest.com.
Series Account – Variable Annuity-1 Series Account, the segregated asset account established by Great-West under New York law and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”).
Spouse – A person recognized as a spouse in the state where the couple was legally married. The term does not include a party to a registered domestic partnership, civil union, or similar formal relationship recognized under state law that is not denominated a marriage under that state’s law.
Sub-Account – A division of the Series Account containing the shares of a Portfolio in the Investment Segment, the Income Segment, or both. There is a Sub-Account for each Portfolio. We may also refer to a Sub-Account as an “investment option” in the Prospectus, SAI, or Series Account financial statements, or a “subaccount” in marketing materials.
Successor Beneficiary – Upon the death of the Beneficial Owner, the natural person who is entitled to receive the Beneficial Owner’s remaining interest in a Contract held as a Non-Qualified Stretch Annuity. A Successor Beneficiary may elect to receive his or her interest in a single sum or over the remaining distribution period initially selected by the Beneficial Owner. A non-natural entity, such as a Grantor Trust or Non-Grantor Trust, is not permitted as a Successor Beneficiary of a Contract held as a Non-Qualified Stretch Annuity.
Surrender Value – Your Annuity Account Value on the Transaction Date of the surrender, less Premium Tax, if any.
Transaction Date – The date on which any Contribution or Request from you will be processed. Contributions and Requests received after the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. ET) will be deemed to have been received on the next Business Day. Requests will be processed and the Annuity Account Value will be determined on each day that the New York Stock Exchange is open for trading.
Transfer – Moving amounts from and among the Sub-Account(s).
Valuation Date – The date on which the net asset value of each Portfolio is determined, which is the end of each day that the New York Stock Exchange is open for regular business.
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Fee Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State Premium Taxes may also be deducted.
Owner Transaction Expenses
Sales Load Imposed on Purchases	None
Deferred Sales Load	None
Surrender Fees	None
Maximum Transfer Charge	$25*
* Currently, there is no charge for Transfers. We reserve the right, however, to impose a transfer charge after we notify you. See “Transfers” below.
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.
Annual Contract Fee	None
Series Account Annual Expenses (as a percentage of average Annuity Account Value)
Mortality and Expense Risk Charges (based on Death Benefit Option selected)
Option 1: Return of Annuity Account Value	0.65%
Option 2: Guaranteed Minimum Death Benefit	0.85%
Maximum Total Series Account Annual Expenses (with the most expensive death benefit option and no optional GLWB Rider selected) as a percentage of average Annuity Account Value	0.85%

Optional GLWB Rider Fees Optional Guaranteed Lifetime Withdrawal Benefit Rider (with charges assessed quarterly)
Guarantee Benefit Fee (maximum) based on Covered Fund Value (for Contract applications signed before May 1, 2017) and on current Benefit Base (for Contract applications signed on or after May 1, 2017)	1.50%
Guarantee Benefit Fee (current) as a percentage of the current Covered Fund Value (for Contract applications signed before May 1, 2017)	1.00%
Guarantee Benefit Fee (current) as a percentage of the current Benefit Base (for Contract applications signed on or after May 1, 2017)	0.90%
The next item shows the minimum and maximum total operating expenses charged by the Portfolios, before any waivers or reimbursements, that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.
Total Annual Portfolio Operating Expenses	Minimum	Maximum
(Expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)[1]	0.03%	2.27%
THE ABOVE EXPENSES FOR THE PORTFOLIOS WERE PROVIDED BY THE PORTFOLIOS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION FOR THE PORTFOLIOS THAT ARE UNAFFILIATED WITH GREAT-WEST.

[1]	The Covered Funds are “funds of funds” that invest substantially all of their assets in shares of other series of Great-West Funds, Inc. (the “Underlying Portfolios”). Because of this, each Covered Fund also bears its pro rata share of the operating expenses of the Underlying Portfolios. The above minimum and maximum expenses include fees and expenses incurred indirectly by the Covered Funds as a result of their investment in shares of one or more Underlying Portfolios.
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Examples
These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, contract fees, Series Account annual expenses, and Portfolio fees and expenses. The maximum fees used for these Examples have not changed since inception.
Income Segment Example – Maximum Guarantee Benefit Fee. The Example below assumes that you invest $10,000 in the Income Segment of the Contract (and nothing in the Investment Segment) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum Mortality and Expense Risk Charge, maximum Guarantee Benefit Fee and the maximum fees and expenses of any of the Portfolios in the Income Segment. In addition, this Example assumes no Transfers were made and no Premium Taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If you retain your Contract, surrender your Contract, or annuitize your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$330.00	$1,016.00	$1,734.00	$3,638.00
Investment Segment Example. The Example below assumes that you invest $10,000 in the Investment Segment of the Contract (and nothing in the Income Segment) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum Mortality and Expense Risk Charge and the maximum fees and expenses of any of the Portfolios in the Investment Segment. In addition, this Example assumes no Transfers were made and no Premium Taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If you retain your Contract, surrender your Contract, or annuitize your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$307.00	$939.00	$1,595.00	$3,344.00
Income Segment Example – Current Guarantee Benefit Fee (for Contract applications signed prior to May 1, 2017). The Example below assumes that you invest $10,000 in the Income Segment of the Contract (and nothing in the Investment Segment) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum Mortality and Expense Risk Charge, current Guarantee Benefit Fee of 1.00% of Covered Fund Value, and the maximum fees and expenses of any of the Portfolios in the Income Segment. In addition, this Example assumes no Transfers were made and no Premium Taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If you retain your Contract, surrender your Contract, or annuitize your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$279.00	$855.00	$1,456.00	$3,075.00
Income Segment Example – Current Guarantee Benefit Fee (for Contract applications signed on or after May 1, 2017). The Example below assumes that you invest $10,000 in the Income Segment of the Contract (and nothing in the Investment Segment) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum Mortality and Expense Risk Charge, current Guarantee Benefit Fee of 0.90% of Benefit Base, and the maximum fees and expenses of any of the Portfolios in the Income Segment. In addition, this Example assumes no Transfers were made and no Premium Taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios.
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Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If you retain your Contract, surrender your Contract, or annuitize your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$271.00	$837.00	$1,436.00	$3,053.00
These Examples do not show the effect of Premium Taxes. Premium Taxes, if any, are deducted from Contract Value upon full surrender, death, or annuitization. These Examples also do not include any of the taxes or penalties you may be required to pay if you surrender your Contract.
The fee tables and example should not be considered a representation of past or future expenses and charges of the Sub-Accounts. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance. See “Charges and Deductions” below.
Condensed Financial Information
Attached as Appendix A is a table showing selected information concerning Accumulation Units for each Sub-Account. An Accumulation Unit is the unit of measure that we use to calculate the value of your interest in a Sub-Account. The Accumulation Unit values reflect the deduction of the Mortality and Expense Risk Charge, but not the Guarantee Benefit Fee, if applicable, which is deducted from Covered Fund Value. The information in the table is derived from audited financial statements of the Series Account. To obtain a more complete picture of each Sub-Account’s finances and performance, you should also review the Series Account’s financial statements, which are in the Statement of Additional Information.
Summary
The Schwab OneSource Choice Variable Annuity allows you to accumulate assets on a tax-deferred basis by investing in a variety of variable investment options (the Sub-Accounts). The performance of your Annuity Account Value will vary with the investment performance of the Portfolios corresponding to the Sub-Accounts you select. You bear the entire investment risk for all amounts invested in them. Depending on the performance of the Sub-Accounts you select, your Annuity Account Value could be less than the total amount of your Contributions.
When you purchase the Contract, you have the option of allocating Contributions to the Sub-Accounts available in the Investment Segment (relating to the base Contract), to the Covered Funds in the Income Segment (relating to the GLWB Rider), or both. If you exercise the Income Segment option, the GLWB Rider will provide you with a guaranteed lifetime withdrawal benefit, provided all conditions, described below, are met.
How to contact the Retirement Resource Operations Center:
Retirement Resource Operations Center
P.O. Box 173920
Denver, CO 80217-3920
(800) 838-0650
How to Invest
We refer to amounts you invest in the Contract as “Contributions.” The minimum initial Contribution is $5,000. Additional Contributions to the Investment Segment can be made at any time before you begin receiving annuity payments.
The minimum subsequent Contribution is $500 (or $100 if investing via an Automatic Bank Draft Plan, if available). However, total Contributions may not exceed $1,000,000 without prior approval from Great-West. We reserve the right to lower the minimum Contribution or accept larger maximum total Contributions. We also reserve the right to cease accepting Contributions at any time for any reason.
You may also purchase the Schwab OneSource Choice Variable Annuity through a 1035 Exchange of another insurance contract through a rollover from certain qualified plans or IRAs , or as a beneficiary of an Inherited IRA.
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Sales and Surrender Charges. There are no sales, redemption, surrender, or withdrawal charges under the Schwab OneSource Choice Variable Annuity.
Right of Cancellation Period
After you receive your Contract, you may examine it for 10 days during which time you may cancel your Contract as described in more detail in this Prospectus. The money you contribute to the Contract will be invested at your direction. If you purchase the Contract as a replacement of an existing life insurance or annuity contract, your right of cancellation period will be extended to 60 days from the date of receiving it.
Guaranteed Lifetime Withdrawal Benefit Rider Option
For applications signed before May 1, 2017, the Contract offers a Guaranteed Lifetime Withdrawal Benefit Rider option which calculates the Guarantee Benefit Fee as a percentage of the Covered Fund Value. For applications signed on or after May 1, 2017, the Contract offers a Guaranteed Lifetime Withdrawal Benefit Rider option which calculates the Guarantee Benefit Fee as a percentage of the Benefit Base.
Provided all conditions are met, the GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s).
The GAW% and Joint GAW% applicable to you are disclosed in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract (and satisfied other terms described in this paragraph). In order to receive the disclosed GAW% or Joint GAW%, your application must be signed after the date stated in the Rate Sheet Supplement, your application must be received by us within 10 days of signing, and your initial Contribution must be received by us within 30 days of receipt of your application. If these terms are met, the disclosed rates will apply to your Contract and cannot be changed. Terms reflected in Rate Sheet Supplements that were not in effect at such time will not apply to your Contract. The terms of a Rate Sheet Supplement (including the GAW%s and Joint GAW%s) with no specified end date may not be amended unless we provide a minimum of 10 business days prior notice.
The current and any proposed Rate Sheet Supplements may be found on the SEC’s website (www.sec.gov) by searching with File Number 333-194044. You may contact us at the Retirement Resource Operations Center for a Rate Sheet Supplement applicable to your Contract. As available, historical GAW%s and Joint GAW%s reflected in Rate Sheet Supplements may be found in the Appendix to this Prospectus entitled “Historical Guaranteed Annual Withdrawal Percentages from Prior Rate Sheet Supplements”, as well as on the SEC’s website (www.sec.gov) by searching with File Number 333-194044. For the GAW% and Joint GAW% applicable to applications signed on or after May 1, 2020, please refer to the Rate Sheet Supplement attached to the Prospectus when you signed the application to purchase your Contract.
All guarantees are subject to Great-West’s financial strength and claims paying ability.
Payout Options
The Schwab OneSource Choice Variable Annuity offers three payout options: (1) periodic withdrawals; (2) variable annuity payouts; or (3) a single, lump-sum payment.
Prior to the Annuity Commencement Date, you can withdraw all or a part of your Annuity Account Value. There are no surrender or withdrawal charges. Certain withdrawals will normally be subject to federal income tax and may also be subject to a federal penalty tax. You may also pay a Premium Tax upon a withdrawal.
Death Benefit
If the Owner dies before the Annuity Commencement Date, we will pay the Death Benefit to your Beneficiary. If the Owner dies before the entire value of the Contract is distributed, we will distribute the remaining value according to the rules outlined in the “Death Benefit” section below.
The amount distributed to your Beneficiary will depend on the Death Benefit option you select. We offer two Death Benefit options. For Option 1, the Owner, Annuitant, and Contingent Annuitant each must be younger than age 86 the time the Contract is issued. Option 1 provides for the payment of your Annuity Account Value minus any Premium Tax. For Option 2, the Owner, Annuitant, and Contingent Annuitant each must be younger than age 86 at the time the Contract is issued. Option 2 provides for the payment of the greater of
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(1) your Annuity Account Value, minus any Premium Tax or (2) the sum of all Contributions, minus any the impact of partial withdrawals, distributions, and Premium Tax, if any. If you select Death Benefit Option 1, your Mortality and Expense Risk Charge will be 0.65%. If you choose Death Benefit Option 2, this charge will be 0.85%.
This summary highlights some of the more significant aspects of the Schwab OneSource Choice Variable Annuity. You’ll find more detailed information about these topics throughout the Prospectus and in your Contract. Please keep them both for future reference.
Great-West Life & Annuity Insurance Company of New York
Great-West (formerly known as First Great-West Life & Annuity Insurance Company, and prior to that as Canada Life Insurance Company of New York (“CLNY”)) is a stock life insurance company incorporated under the laws of the State of New York on June 7, 1971. We operate in two business segments: (1) employee benefits (life, health, and 401(k) products for group clients); and (2) financial services (savings products for both public and non-profit employers and individuals, and life insurance products for individuals and businesses). We are licensed to do business in New York and our Home Office is located at 370 Lexington Avenue, Suite 703, New York, New York 10017.
We are a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”), a life insurance company domiciled in Colorado. GWL&A is a wholly-owned subsidiary of GWL&A Financial Inc. (“GWL&A Financial”), a Delaware holding company. GWL&A Financial is an indirect wholly-owned subsidiary of Great-West Lifeco, Inc. (“Lifeco”), a Canadian holding company. Lifeco is a subsidiary of Power Financial Corporation (“Power Financial”), a Canadian holding company with substantial interests in the financial services industry. Power Financial is a subsidiary of Power Corporation of Canada (“Power Corporation”), a Canadian holding and management company. Through a group of private holding companies, The Desmarais Family Residuary Trust, which was created on October 8, 2013 under the Last Will and Testament of Paul G. Desmarais, has voting control of Power Corporation of Canada.
Effective December 31, 2005, First Great-West Life & Annuity Insurance Company (“First Great-West”), a stock life insurance company incorporated under the laws of the State of New York on April 9, 1996, was merged with and into CLNY. Upon the merger, CLNY became the surviving entity under New York corporate law and was renamed to First Great-West Life & Annuity Insurance Company. As the surviving corporation in the merger, CLNY assumed legal ownership of all of the assets of First Great-West, including the Series Account, and it became directly liable for First Great-West’s liabilities and obligations, including those with respect to other variable annuity contracts supported by the Series Account. Effective September 24, 2012, First Great-West Life & Annuity Insurance Company was then renamed to Great-West Life & Annuity Insurance Company of New York.
Any payments we are required to make to you under the GLWB Rider will depend on our long-term ability to make such payments. We will make all payments under the GLWB Rider in the GLWB Settlement Phase from our general account, which is not insulated from the claims of our third party creditors. Therefore, your receipt of payments from us is subject to our financial strength and claims paying ability. The Covered Fund does not make payments under the GLWB Rider.
On January 24, 2019, GWL&A announced that it had entered into an agreement with Protective Life Insurance Company (“Protective”) to sell, via indemnity reinsurance, substantially all of its non-participating individual life insurance and annuity business and group life and health business, including this Contract. Subject to the provision of certain services by GWL&A or its affiliates for a transitional period following the closing, Protective has agreed to provide administration for the Contract in accordance with their terms and conditions. The transaction closed on June 1, 2019.
The Series Account
The Series Account is registered with the SEC under the 1940 Act as a unit investment trust. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Series Account. The Series Account was established in accordance with New York laws on January 15, 1997.
The Contract may refer to the Series Account as the “Separate Account.”
We own the assets of the Series Account. The income, gains, or losses, realized or unrealized, from assets allocated to the Series Account are credited to or charged against the Series Account without regard to our other income, gains, or losses.
We will at all times maintain assets in the Series Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Series Account. Those assets may not be charged with our liabilities from our other business. Our obligations under the Contracts are, however, our general corporate obligations.
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In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Series Account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability, may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the Series Account or our other separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the Series Account receives; and (ii) under applicable income tax law, Owners are not the owners of the assets generating the benefits.
The Series Account is divided into several Sub-Accounts. Each Sub-Account invests exclusively in shares of a corresponding investment Portfolio of a registered investment company (commonly known as a mutual fund). We may in the future add new Sub-Accounts, terminate, substitute or discontinue existing Sub-Accounts. The income, gains, or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to, or charged against, that Sub-Account without regard to the other income, gains, or losses of the other Sub-Accounts. All amounts allocated to a Sub-Account will be fully invested in Portfolio shares.
We hold the assets of the Series Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Portfolios.
The Portfolios
The Contract offers a number of investment options, corresponding to the Sub-Accounts. Each Sub-Account invests in a single Portfolio. Each Portfolio is a separate mutual fund registered under the 1940 Act. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Portfolios. You should read the Portfolios’ prospectuses in connection with this Prospectus. You may obtain a copy of the Portfolios’ prospectuses without charge by Request. If you received a summary prospectus for a Portfolio, please follow the directions on the first page of the summary prospectus to obtain a copy of that Portfolio’s prospectus.
Each Portfolio:
•	holds its assets separately from the assets of the other Portfolios,
•	has its own distinct investment objectives and policies, and
•	operates as a separate investment fund.
The income, gains and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.
The Portfolios are not available to the general public directly. The Portfolios are only available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.
Some of the Portfolios have been established by investment advisers that manage publicly available mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly available mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Portfolios may differ. The investment objectives of the Portfolios available under the Investment Segment are briefly described below followed by the investment objective of each of the Covered Funds available under the Income Segment:
AB Variable Products Series Fund, Inc. – advised by AllianceBernstein, L.P.
AB VPS Growth and Income Portfolio (Class A Shares) - seeks long-term growth of capital.
AB VPS Large Cap Growth Portfolio (Class A Shares) - seeks long-term growth of capital.
AB VPS Small/Mid Cap Value Portfolio (Class A Shares) - seeks long-term growth of capital.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - advised by Invesco Advisers, Inc.
Invesco Oppenheimer V.I. Global Fund (Series I Shares) - seeks capital appreciation.
Invesco Oppenheimer V.I. International Growth Fund (Series I Shares)* - seeks capital appreciation.
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Invesco Oppenheimer V.I. Main Street Small Cap Fund® (Series I Shares) - seeks capital appreciation.
Invesco V.I. Comstock Fund (Series I Shares) - seeks capital growth and income.
Invesco V.I. Growth and Income Fund (Series I Shares)* - seeks long-term growth of capital and income.
Invesco V.I. High Yield Fund (Series I Shares) - seeks total return, comprised of current income and capital appreciation.
Invesco V.I. International Growth Fund (Series I Shares)* - seeks long-term growth of capital.
Invesco V.I. Small Cap Equity Fund (Series I Shares)* - seeks long-term growth of capital.
Alger Portfolios – advised by Fred Alger Management, Inc.
Alger Capital Appreciation Portfolio (Class I-2 Shares) - seeks long-term capital appreciation.
ALPS Variable Investment Trust – advised by ALPS Advisors, Inc.
ALPS|Red Rocks Listed Private Equity Portfolio (Class I Shares) - seeks to maximize total return, which consists of appreciation on its investments and a variable income stream.
American Century Variable Portfolios, Inc. – advised by American Century Investment Management, Inc.
American Century Investments® VP Balanced Fund (Class I Shares) - seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
American Century Investments® VP Income & Growth Fund (Class I Shares) - seeks capital growth; income is a secondary objective.
American Century Investments® VP International Fund (Class I Shares) - seeks capital growth.
American Century Investments® VP Mid Cap Value Fund (Class II Shares) - seeks long-term capital growth; income is a secondary consideration.
American Century Investments® VP Value Fund (Class I Shares) - seeks long-term capital growth; income is a secondary consideration.
American Funds Insurance Series® - advised by Capital Research and Management Company
American Funds IS Bond Fund (Class 2 Shares) - seeks to provide as high a level of current income as is consistent with the preservation of capital.
American Funds IS Capital World Bond Fund (formerly American Funds IS Global Bond Fund) (Class 2 Shares) - seeks to provide, over the long term, a high level of total return consistent with prudent investment management.
American Funds IS Global Small Capitalization Fund (Class 2 Shares) - seeks long-term growth of capital.
American Funds IS Growth-Income Fund (Class 4 Shares) - seeks to achieve long-term growth of capital and income.
American Funds IS New World Fund® (Class 2 Shares) - seeks long-term capital appreciation.
Blackrock Variable Series Funds, Inc. - advised by BlackRock Advisors, LLC
BlackRock 60/40 Target Allocation ETF V.I. Fund (Class III Shares) - seeks to track the investment results of an index composed of global equities in the technology sector.
BlackRock Global Allocation V.I. Fund (Class I Shares) - seeks high total investment return.
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BNY Mellon Investment Portfolios (formerly Dreyfus Investment Portfolios) – advised by BNY Mellon Investment Adviser, Inc.
BNY Mellon IP MidCap Stock Portfolio (formerly Dreyfus IP MidCap Stock Portfolio) (Initial Shares)* - seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
BNY Mellon Variable Investment Fund (formerly Dreyfus Variable Investment Fund) – advised by BNY Mellon Investment Adviser, Inc. (formerly The Dreyfus Corporation).
BNY Mellon VIF Growth and Income Portfolio (formerly Dreyfus VIF Growth and Income Portfolio) (Initial Shares)* - seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk.
Columbia Funds Variable Insurance Trust - advised by Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Small Cap Value (Class 2 Shares) - seeks long-term capital appreciation.
Columbia Funds Variable Series Trust II - advised by Columbia Management Investment Advisors, LLC
Columbia Variable Portfolio - Emerging Markets Fund (Class 2 Shares) - seeks to provide shareholders with long-term capital growth.
Columbia Variable Portfolio - Large Cap Growth Fund (Class 2 Shares) - seeks to provide shareholders with long-term capital growth.
Columbia Variable Portfolio - Seligman Global Technology Fund (Class 2 Shares) - seeks long-term capital appreciation.
Delaware VIP® Trust – advised by Delaware Management Company
Delaware VIP® Emerging Markets Series (Standard Class Shares) - seeks long-term capital appreciation.
Delaware VIP® International Value Equity Series (Standard Class Shares) - seeks long-term growth without undue risk to principal.
Delaware VIP® Small Cap Value Series (Standard Class Shares) - seeks capital appreciation.
Delaware VIP® Smid Cap Core Series (Standard Class Shares) - seeks long-term capital appreciation.
Delaware VIP® Value Series (Standard Class Shares) - seeks long-term capital appreciation.
Deutsche DWS Investments VIT Funds – advised by DWS Investment Management Americas, Inc.
DWS Small Cap Index VIP (Class A Shares) - seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
Deutsche DWS Variable Series I – advised by DWS Investment Management Americas, Inc.
DWS Capital Growth VIP (Class A Shares) - seeks to provide long-term growth of capital.
DWS Core Equity VIP (Class A Shares) - seeks long-term growth of capital, current income and growth of income.
DWS Global Small Cap VIP (Class A Shares)* - seeks above-average capital appreciation over the long term.
Deutsche DWS Variable Series II – advised by DWS Investment Management Americas, Inc.
DWS Small Mid Cap Growth VIP (Class A Shares)* - seeks long-term capital appreciation.
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Federated Hermes Insurance Series (formerly Federated Insurance Series) – advised by Federated Investment Management Company
Federated Hermes Fund for U.S. Government Securities II (formerly Federated Fund for U.S. Government Securities II) - seeks to provide current income.
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Value VIP Fund (Class 2 Shares) - seeks long-term total return.
Templeton Foreign VIP Fund (Class 2 Shares)* - seeks long-term capital growth.
Templeton Global Bond VIP Fund (Class 2 Shares) - seeks high current income consistent with preservation of capital; capital appreciation is a secondary objective.
Great-West Funds, Inc. – advised by Great-West Capital Management, LLC
Great-West Aggressive Profile Fund (Investor Class Shares) - seeks long-term capital appreciation primarily through investments in underlying funds that emphasize equity investments.
Great-West Bond Index Fund (Investor Class Shares) - seeks investment results that track the total return of the debt securities that comprise the Bloomberg Barclays U.S. Aggregate Bond Index.
Great-West Conservative Profile Fund (Investor Class Shares) - seeks capital preservation primarily through investments in underlying funds that emphasize fixed income investments.
Great-West International Index Fund (Investor Class Shares) - seeks investment results, before fees and expenses that track the total return of the common stocks that comprise the MSCI EAFE (Europe, Australasia, Far East) Index.
Great-West International Value Fund (Investor Class Shares) - seeks long-term capital growth.
Great-West Invesco Small Cap Value Fund (Investor Class Shares) - seeks long-term growth of capital.
Great-West Lifetime 2015 Fund (Investor Class Shares) - seeks income and secondarily, capital growth.
Great-West Lifetime 2020 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2020, it seeks income and secondarily capital growth.
Great-West Lifetime 2025 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2025, it seeks income and secondarily capital growth.
Great-West Lifetime 2030 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2030, it seeks income and secondarily capital growth.
Great-West Lifetime 2035 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2035, it seeks income and secondarily capital growth.
Great-West Lifetime 2040 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2040, it seeks income and secondarily capital growth.
Great-West Lifetime 2045 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2045, it seeks income and secondarily capital growth.
Great-West Lifetime 2050 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2050, it seeks income and secondarily capital growth.
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Great-West Lifetime 2055 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2055, it seeks income and secondarily capital growth.
Great-West Lifetime 2060 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2060, it seeks income and secondarily capital growth.
Great-West Mid Cap Value Fund (Investor Class Shares) - seeks long-term growth of capital.
Great-West Moderate Profile Fund (Investor Class Shares) - seeks long-term capital appreciation primarily through investments in underlying funds with a relatively equal emphasis on equity and fixed income investments.
Great-West Moderately Aggressive Profile Fund (Investor Class Shares) - seeks long-term capital appreciation primarily through investments in underlying funds that emphasize equity investments and, to a lesser degree, in underlying funds that emphasize fixed income investments.
Great-West Moderately Conservative Profile Fund (Investor Class Shares) - seeks income and capital appreciation primarily through investments in underlying funds that emphasize fixed income investments and, to a lesser degree, in underlying funds that emphasize equity investments.
Great-West Multi-Sector Bond Fund (Investor Class Shares) - seeks high total investment return through a combination of current income and capital appreciation.
Great-West Real Estate Index Fund (Investor Class Shares) - seeks investment results, before fees and expenses, that track the total return of a benchmark index that measures the performance of publicly traded equity real estate investment trusts (“REITs”).
Great-West T. Rowe Price Mid Cap Growth Fund (Investor Class Shares) - seeks long-term capital appreciation.
Ivy Variable Insurance Portfolios – advised by Ivy Investment Management Company
Ivy VIP International Core Equity (Class II Shares)* - seeks capital growth and appreciation.
Janus Aspen Series – advised by Janus Capital Management LLC
Janus Henderson Balanced Portfolio (Service Shares) - seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Henderson Flexible Bond Portfolio (Service Shares) - seeks to obtain maximum total return, consistent with preservation of capital.
Janus Henderson Global Research Portfolio (Institutional Shares) - seeks long-term growth of capital.
Janus Henderson Global Technology and Innovation Portfolio (formerly Janus Henderson Global Technology Portfolio) (Service Shares) - seeks long-term growth of capital.
JPMorgan Insurance Trust – advised by J.P. Morgan Investment Management Inc.
JPMorgan Insurance Trust Core Bond Portfolio (Class 1 Shares) - seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
JPMorgan Insurance Trust Small Cap Core Portfolio (Class 1 Shares) - seeks capital growth over the long term.
Lazard Retirement Series, Inc. – advised by Lazard Asset Management, LLC
Lazard Retirement Emerging Markets Equity Portfolio (Service Shares) - seeks long-term capital appreciation.
Legg Mason Partners Variable Equity Trust – advised by Legg Mason Partners Fund Advisor, LLC
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ClearBridge Variable Large Cap Growth Portfolio (Class I Shares) - seeks long-term growth of capital.
ClearBridge Variable Mid Cap Portfolio (Class I Shares) - seeks long-term growth of capital.
ClearBridge Variable Small Cap Growth Portfolio (Class I Shares) - seeks long-term growth of capital.
Lincoln Variable Insurance Products Trust – advised by Lincoln Investment Advisors Corporation
LVIP Baron Growth Opportunities Fund (Service Class Shares) - seeks capital appreciation.
Lord Abbett Series Fund, Inc. – advised by Lord, Abbett & Co. LLC
Lord Abbett Series Fund Short Duration Income Portfolio (Class VC Shares) - seeks a high level of income consistent with preservation of capital.
MFS® Variable Insurance Trust – advised by Massachusetts Financial Services Company
MFS® VIT Utilities Series (Service Class Shares)* - seeks total return.
MFS® Variable Insurance Trust II – advised by Massachusetts Financial Services Company
MFS® VIT II Core Equity Portfolio (Service Class Shares) - seeks capital appreciation.
MFS® VIT II International Growth Portfolio (Initial Class Shares) - seeks capital appreciation.
MFS® VIT II International Intrinsic Value Portfolio (formerly MFS® VIT II International Value Portfolio) (Service Class Shares) - seeks capital appreciation.
MFS® Variable Insurance Trust III – advised by Massachusetts Financial Services Company
MFS® VIT III Blended Research® Small Cap Equity Portfolio (Initial Class Shares) - seeks capital appreciation.
MFS® VIT III Mid Cap Value Portfolio (Initial Class Shares) - seeks capital appreciation.
Nationwide Variable Insurance Trust – advised by Nationwide Fund Advisors
NVIT Mid Cap Index Fund (Class II Shares) - seeks capital appreciation.
Neuberger Berman Advisers Management Trust – advised by Neuberger Berman Investment Advisers LLC
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio (Class S Shares)* - seeks growth of capital.
PIMCO Variable Insurance Trust – advised by Pacific Investment Management Company, LLC
PIMCO VIT CommodityRealReturn® Strategy Portfolio (Administrative Class Shares) - seeks maximum real return, consistent with prudent investment management.
PIMCO VIT Emerging Markets Bond Portfolio (Administrative Class Shares) - seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT High Yield Portfolio (Administrative Class Shares) - seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Low Duration Portfolio (Administrative Class Shares) - seeks maximum total return, consistent with preservation of capital and prudent investment management.
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PIMCO VIT Real Return Portfolio (Administrative Class Shares) - seeks maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO VIT Total Return Portfolio (Administrative Class Shares) - seeks maximum total return, consistent with preservation of capital and prudent investment management.
Pioneer Variable Contracts Trust – advised by Amundi Pioneer Asset Management, Inc.
Pioneer Bond VCT Portfolio (Class I Shares) - seeks current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk.
Pioneer Fund VCT Portfolio (Class I Shares) - seeks reasonable income and capital growth.
Pioneer Select Mid Cap Growth VCT Portfolio (Class I Shares) - seeks long-term capital growth.
Putnam Variable Trust – advised by Putnam Investment Management, LLC
Putnam VT Equity Income Fund (Class IB Shares) - seeks capital growth and current income.
Putnam VT Global Asset Allocation Fund (Class IA Shares) - seeks long-term return consistent with preservation of capital.
Putnam VT Income Fund (Class IA Shares) - seeks high current income consistent with what the manager believes to be prudent risk.
Putnam VT International Equity Fund (Class IA Shares) - seeks capital appreciation.
Putnam VT International Value Fund (Class IA Shares) - seeks capital growth; current income is a secondary objective.
Putnam VT Mortgage Securities Fund (Class IB Shares) - seeks high current income with preservation of capital as its secondary objective.
Putnam VT Multi-Cap Core Fund (Class IA Shares) - seeks capital appreciation.
Putnam VT Small Cap Value Fund (Class IA Shares) - seeks capital appreciation.
Schwab Annuity Portfolios – advised by Charles Schwab Investment Management, Inc.
Schwab Government Money Market PortfolioTM - seeks the highest current income consistent with stability of capital and liquidity. This Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.
Schwab® S&P 500 Index Portfolio - seeks to track the total return of the S&P 500® Index.
T. Rowe Price Equity Series, Inc. – advised by T. Rowe Price Associates, Inc.
T. Rowe Price Health Sciences Portfolio (Portfolio-II Class Shares) - seeks long-term capital appreciation.
Touchstone Variable Series Trust – advised by Touchstone Advisors, Inc.
Touchstone Bond Fund* - seeks to provide as high a level of current income as is consistent with the preservation of capital; capital appreciation is a secondary goal.
Touchstone Common Stock Fund* - seeks to provide investors with capital appreciation.
Touchstone Small Company Fund - seeks growth of capital.
VanEck VIP Trust – advised by Van Eck Associates Corporation
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VanEck VIP Global Hard Assets Fund (S Class Shares) - seeks long-term capital appreciation by investing primarily in hard asset securities; income is a secondary consideration.
Wells Fargo Variable Trust – advised by Wells Fargo Funds Management, LLC
Wells Fargo VT Discovery Fund (Class 2 Shares) - seeks long-term capital appreciation.
Wells Fargo VT Omega Growth Fund (Class 2 Shares) - seeks long-term capital appreciation.
* The Sub-Account investing in this Portfolio is closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).
The investment objectives of the Covered Funds available under the Income Segment are briefly described below and discussed in more detail below under “Guaranteed Lifetime Withdrawal Benefit.” The Contract currently offers four Covered Funds. Great-West may make additional or fewer Covered Funds available to Contract Owners in the future.
Great-West Funds, Inc. – advised by Great-West Capital Management, LLC
Great-West Conservative Profile Fund (Investor Class Shares) - seeks capital preservation primarily through investments in underlying funds that emphasize fixed income investments.
Great-West Moderate Profile Fund (Investor Class Shares) - seeks long-term capital appreciation primarily through investments in underlying funds with a relatively equal emphasis on equity and fixed income investments.
Great-West Moderately Conservative Profile Fund (Investor Class Shares) - seeks income and capital appreciation primarily through investments in underlying funds that emphasize fixed income investments and, to a lesser degree, in underlying funds that emphasize equity investments.
Great-West SecureFoundation® Balanced Fund (Investor Class Shares) - seeks long-term capital appreciation and income.
Meeting Investment Objectives
Meeting investment objectives depends on various factors, including, but not limited to, how well the Portfolio managers anticipate changing economic and market conditions. There is no guarantee that any of these Portfolios will achieve their stated objectives.
Where to Find More Information About the Portfolios
Additional information about the investment objectives and policies of all the Portfolios and the investment advisory and administrative services and charges can be found in the current prospectuses of the Portfolios, which can be obtained from the Retirement Resource Operations Center. You may also visit https://schwab.retirementpartner.com.
You should read the Portfolios’ prospectuses carefully before making any decision concerning the allocation of Contributions to, or Transfers among, the Sub-Accounts.
Addition, Deletion or Substitution of Sub-Accounts
Great-West selects the Portfolios offered though the Contract based on several criteria, including but not limited to asset class coverage, brand recognition, the reputation and tenure of the adviser or sub-adviser, expenses, performance, marketing, availability, investment conditions, and the qualifications of each investment company. Another factor we consider is whether the Portfolio or an affiliate of the Portfolio will compensate Great-West for providing certain administrative, marketing, or support services that would otherwise be provided by the Portfolio, its investment adviser, or its distributor. For more information on such compensation, see “Distribution of the Contracts,” below. When we develop and offer a variable annuity product in cooperation with a fund family or a distributor, Great-West will generally include Portfolios based on recommendations made by the fund family or the distributor, whose selection criteria may differ from our own. We have selected Portfolios of the Great-West Funds at least in part because they are managed by our directly owned subsidiary.
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Great-West does not control the Portfolios that are not affiliated with us, and cannot guarantee that any of the Portfolios will always be available for allocation of Contributions or Transfers. We retain the right to make changes in the Series Account and in its investments, including the right to establish new Sub-Accounts or to eliminate existing Sub-Accounts.
Great-West periodically reviews each Portfolio and reserves the right to discontinue the offering of any Portfolio if we determine the Portfolio no longer meets one or more of the criteria, or if the Portfolio has not attracted significant allocations. If a Portfolio is discontinued, we may substitute shares of another Portfolio or shares of another investment company for the discontinued Portfolio’s shares; provided however, any share substitution will comply with the requirements of the 1940 Act. If you are contributing to a Sub-Account corresponding to a Portfolio that is being discontinued, we will provide notice prior to the Portfolio’s elimination.
Application and Initial Contributions
The first step to purchasing the Schwab OneSource Choice Variable Annuity is to complete your Contract application and submit it with your initial minimum Contribution of $5,000. You can make initial Contributions by check (payable to Great-West), by transferring amounts from an eligible brokerage account or by other methods approved by Great-West. You also may purchase the Contract through an exchange provided that the contract you are exchanging for the Schwab OneSource Choice Variable Annuity has a cash value of at least $5,000. You may also purchase the Contract through a rollover of assets from certain qualified retirement plans or IRAs, or as a beneficiary of an inherited IRA, provided the rollover amount or inherited amount is at least $5,000.
The Contract application and any initial Contributions made by check will be processed by the Retirement Resource Operations Center.
If your application is complete, your Contract will be issued and your Contribution will be credited within two Business Days after receipt by Great-West. Acceptance is subject to sufficient information in a form acceptable to us. We reserve the right to reject any application or Contribution.
If your application is incomplete, you will be contacted by telephone or email to obtain the required information. If the information necessary to complete your application is not received within five Business Days, we will return to you both your check and the application. If you provide consent we will retain the initial Contribution and credit it as soon as we have completed your application.
Right of Cancellation Period
During the ten day right of cancellation period, you may cancel your Contract. If you purchased your Contract as a replacement of an existing contract, the right of cancellation period is extended to 60 days from the date you received it. If you exercise your right of cancellation, you must return the Contract to the Retirement Resource Operations Center or an agent of Great-West. Contracts returned during the right of cancellation period will be void from the start and we will return your Annuity Account Value plus fees and charges as of the date of mailing or the day you deliver the Contract to Great-West or an authorized agent of Great-West. This amount may be higher or lower than your Contributions depending on the investment performance, which means you bear the risk until we receive your Contract and Request for cancellation.
Initial Contributions will be allocated to the Sub-Accounts you select in your application. During the right of cancellation period, the Owner may change the Sub-Account allocations as well as the allocation percentages.
Subsequent Contributions
Once your application is complete and we have received your initial Contribution, you can make subsequent Contributions to the Investment Segment at any time prior to the Annuity Commencement Date, as long as the Annuitant is living. Additional Contributions must be at least $500; or, $100 if made via an Automatic Bank Draft Plan, if available. Total Contributions may exceed $1,000,000 only with our prior approval.
You can make subsequent Contributions by check, Automatic Bank Draft Plan, if available, transfers from your brokerage account or other method approved by Great-West. If you make subsequent Contributions by check, your check should be payable to Great-West.
We will allocate the subsequent Contributions to the Sub-Accounts selected by you and in the proportion Requested by you. If there are no accompanying instructions, Sub-Account allocations will be made in accordance with standing instructions. Allocations will be effective upon the Transaction Date.
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You will receive a confirmation of each Contribution you make upon its acceptance. Subsequent Contributions are credited the day they are received in the Retirement Resource Operations Center at Great-West if they are received on a Business Day. Subsequent Contributions received on non-Business Days will be credited the next Business Day.
If you cancel a purchase payment or if your check is returned due to insufficient funds, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the canceled purchase. We reserve the right to refrain from allocating Contributions to your selected Sub-Accounts until your bank notifies us that your check has cleared.
Great-West reserves the right to modify the limitations set forth in this section.
Annuity Account Value
Before the Annuity Commencement Date, the value of your Contract is the Annuity Account Value, which, before your Annuity Commencement Date, is the total dollar amount of all Accumulation Units credited to you for each Sub-Account. Initially, the value of each Accumulation Unit was set at $10.00.
Each Sub-Account’s value prior to the Payout Election Date is equal to:
•	net Contributions allocated to the corresponding Sub-Account;
•	plus or minus any increase or decrease in the value of the assets of the Sub-Account due to investment results;
•	minus the daily M&E Charge and/or quarterly Guarantee Benefit Fee; and
•	minus any withdrawals or Transfers from the Sub-Account.
The value of a Sub-Account’s assets is determined at the end of each day that the New York Stock Exchange is open for regular business (a valuation date). A valuation period is the period between successive valuation dates. It begins at the close of the New York Stock Exchange (generally 4:00 p.m. ET) on each valuation date and ends at the close of the New York Stock Exchange on the next succeeding valuation date.
The Annuity Account Value is expected to change from valuation period to valuation period, reflecting the investment experience of the selected Sub-Account(s), as well as the deductions for applicable charges. The Guarantee Benefit Fee is deducted from Covered Fund Value by means of the cancellation of Accumulation Units and is not part of the Accumulation Unit value calculations.
Upon allocating Contributions to a Sub-Account you will be credited with variable Accumulation Units in that Sub-Account. The number of Accumulation Units you will be credited is determined by dividing the portion of each Contribution allocated to the Sub-Account by the value of an Accumulation Unit. The value of the Accumulation Unit is determined and credited at the end of the valuation period during which the Contribution was received.
Each Sub-Account’s Accumulation Unit value is established at the end of each valuation period. It is calculated by multiplying the value of that unit at the end of the prior valuation period by the Sub-Account’s Net Investment Factor for the valuation period. The formula used to calculate the Net Investment Factor is the same for the Investment Segment and Income Segment, as discussed in Appendix B.
Transfers
While your Contract is in force, and subject to the terms of the GLWB Rider, if applicable, you may Transfer all or part of your Annuity Account Value among and between the Sub-Accounts by telephone, in writing by sending a Request to the Retirement Resource Operations Center or through the Internet at https://schwab.retirementpartner.com. Incoming Transfers to closed Sub-Accounts are not permitted; Transfers are permitted after Annuity Payouts from the Investment Segment have begun.
Your Request must specify:
•	the amounts being transferred,
•	the Sub-Account(s) from which the Transfer is to be made, and
•	the Sub-Account(s) that will receive the Transfer.
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Any limitation on Transfers among Sub-Accounts that you can make during any Contract year is set forth on your Contract Data Page. Currently, we impose no charge for Transfers you make in excess of this amount. However, we reserve the right to impose such a charge in the future. If we choose to exercise this right we will notify you by sending you a supplement to this Prospectus, in accordance with all applicable regulations.
A Transfer generally will be effective on the date the Retirement Resource Operations Center receives the Request for Transfer if received before 4:00 p.m. ET on a Business Day. Any Transfer Request received after 4:00 p.m. ET becomes effective on the following Business Day. Under current tax law, there will not be any tax liability to you if you make a Transfer.
Transfers involving the Sub-Accounts will result in the purchase and/or cancellation of Accumulation Units having a total value equal to the dollar amount being transferred. The purchase and/or cancellation of such units is made using the value of the Sub-Accounts as of the end of the valuation date on which the Transfer is effective.
We reserve the right without prior notice to modify, restrict, suspend, or eliminate the Transfer privileges (including telephone and/or Internet Transfers) at any time.
At present, we do not impose minimums on amounts that must be transferred. However, we reserve the right to impose, from time to time, minimum dollar amounts that may be transferred from a Sub-Account.
We also reserve the right to impose, from time to time, minimum dollar amounts that must remain in a Sub-Account after giving effect to a Transfer from that Sub-Account. At present, we do not impose any such minimums.
Market Timing and Excessive Trading
The Contracts are intended for long-term investment and not for the purpose of market timing or excessive trading activity by anyone. Market timing activity may dilute the interests of Contract Owners in the underlying Portfolios. Market timing generally involves frequent or unusually large Transfers that are intended to take advantage of short-term fluctuations in the value of a Portfolio’s portfolio securities and the reflection of that change in the Portfolio’s share price. In addition, frequent or unusually large Transfers may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies. For example, excessive trading may result in forced liquidations of portfolio securities or cause the Portfolio to keep a relatively high cash position, resulting in increased brokerage costs and lost investment opportunities.
We maintain procedures designed to prevent or minimize market timing and excessive trading (collectively, “prohibited trading”) by Owners. As part of those procedures, certain of the Portfolios have instructed us to perform standardized trade monitoring, while other Portfolios perform their own monitoring and request reports of the Owner’s trading activity if prohibited trading is suspected. If an Owner’s trading activity is determined to constitute prohibited trading, as defined by the applicable Portfolio, Great-West will notify the Owner that a trading restriction will be implemented if the Owner does not cease the prohibited trading. Some Portfolios may require that trading restrictions be implemented immediately without warning, in which case we will notify the Owner of the restriction imposed by the Portfolio(s), as applicable.
If a Portfolio determines, or, for Portfolios for which we perform trade monitoring, we determine based on the applicable Portfolio’s definition of prohibited trading, that the Owner continues to engage in prohibited trading, we will restrict the Owner from making Transfers into the identified Portfolio(s) for the period of time specified by the Portfolio(s). Restricted Owners will be permitted to make Transfers out of the identified Portfolio(s) to other available Portfolio(s). When the Portfolio’s restriction period has been met, the Owner will automatically be allowed to resume Transfers into the identified Portfolio(s).
For Portfolios that perform their own monitoring, the Series Account does not impose trading restrictions unless or until a Portfolio first detects and notifies us of prohibited trading activity. Accordingly, we cannot prevent all prohibited trading activity before it occurs, as it may not be possible to identify it unless and until a trading pattern is established. To the extent such Portfolios do not detect and notify us of prohibited trading or the trading restrictions we impose fail to curtail it, it is possible that a market timer may be able to make prohibited trading transactions with the result that the management of the Portfolios may be disrupted and the Owners may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected Portfolios.
We endeavor to ensure that our procedures are uniformly and consistently applied to all Owners, and we do not exempt any persons from these procedures. We do not enter into agreements with Owners whereby we permit prohibited trading. Subject to applicable state law and the terms of each Contract, we reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges
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(including telephone Transfers) at any time, to require that all Transfer Requests be made by you and not by your designee, and to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you.
The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Portfolios should describe any policies and procedures relating to restricting prohibited trading. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage prohibited trading. For example, a Portfolio may impose a redemption fee. The Owner should also be aware that we are legally obligated to provide (at the Portfolios’ request) information about each amount you cause to be deposited into a Portfolio (including by way of premium payments and Transfers under your Contract) or removed from the Portfolio (including by way of withdrawals and Transfers under your Contract). If a Portfolio identifies you as having violated the Portfolio’s frequent trading policies and procedures, we are obligated, if the Portfolio requests, to restrict or prohibit any further deposits or exchanges by you in respect to that Portfolio. Under rules adopted by the SEC we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Owners and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or Transfers by specific Owners who violate the frequent trading policies established by the Portfolio. Accordingly, if you do not comply with any Portfolio’s frequent trading policies and procedures, you may be prohibited from directing any additional amounts into that Portfolio or directing any Transfers or other exchanges involving that Portfolio. You should review and comply with each Portfolio’s frequent trading policies and procedures, which are disclosed in the Portfolios’ current prospectuses.
We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on Owners engaging in prohibited trading. In addition, our orders to purchase shares of the Portfolios are generally subject to acceptance by the Portfolio, and in some cases a Portfolio may reject or reverse our purchase order. Therefore, we reserve the right to reject any Owner’s Transfer Request if our order to purchase shares of the Portfolio is not accepted by, or is reversed by, an applicable Portfolio.
You should note that other insurance companies and retirement plans may also invest in the Portfolios and that those companies or plans may or may not have their own policies and procedures on frequent Transfers. You should also know that the purchase and redemption orders received by the Portfolios generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. Omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan Owners and/or individual Owners of variable insurance contracts. The nature of such orders may limit the Portfolios’ ability to apply their respective frequent trading policies and procedures. As a result, there is a risk that the Portfolios may not be able to detect potential prohibited trading activities in the omnibus orders they receive. We cannot guarantee that the Portfolios will not be harmed by Transfer activity relating to the retirement plans and/or other insurance companies that invest in the Portfolios. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent Transfer activity, it may affect the value of your investments in the Portfolios. In addition, if a Portfolio believes that an omnibus order we submit may reflect one or more Transfer Requests from an Owner engaged in frequent Transfer activity, the Portfolio may reject the entire omnibus order and thereby interfere with our ability to satisfy your Request even if you have not made frequent Transfers. For Transfers into more than one investment option, we may reject or reverse the entire Transfer Request if any part of it is not accepted by or is reversed by a Portfolio.
Automatic Custom Transfers
Dollar Cost Averaging
You may arrange for systematic Transfers from any Sub-Account in the Investment Segment to any other open Sub-Account in either the Investment Segment or the Income Segment. These systematic Transfers may be used to Transfer values from a Sub-Account to other Sub-Accounts as part of a dollar cost averaging strategy. Dollar cost averaging allows you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time. However, dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. There is no charge for participating in dollar cost averaging.
You can set up automatic dollar cost averaging on a monthly, quarterly, semi-annual, or annual basis. Your Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if you Request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.
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If there are insufficient funds in the applicable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payouts from the Contract. Dollar cost averaging Transfers must meet the following conditions:
•	The minimum amount that can be Transferred out of the selected Sub-Account is $100.
•	You must: (1) specify the dollar amount to be Transferred, (2) designate the Sub-Account(s) to which the Transfer will be made, and (3) designate the percentage of the dollar amount to be allocated to each Sub-Account into which you are Transferring money. The Accumulation Unit values will be determined on the Transfer date.
How dollar cost averaging works:
Month	Contribution	Units Purchased	Price per Unit
Jan.	$250	10	$25.00
Feb.	250	12	20.83
Mar.	250	20	12.50
Apr.	250	20	12.50
May	250	15	16.67
June	250	12	20.83
Average market value per unit $18.06
Investor’s average cost per unit $16.85
In the chart above, if all units had been purchased at one time at the highest unit value of $25.00, only 60 units could have been purchased with $1,500. By contributing smaller amounts over time, dollar cost averaging allowed 89 units to be purchased with $1,500 at an average unit price of $16.85. This investor purchased 29 more units at $1.21 less per unit than the average market value per unit of $18.06.
You may not participate in dollar cost averaging and Rebalancer at the same time.
Great-West reserves the right to modify, suspend, or terminate dollar cost averaging at any time. Also, any dollar cost averaging Transfers into a Sub-Account that has been eliminated or closed to new Contributions will be automatically defaulted into the Schwab Government Money Market Portfolio Sub-Account unless you contact the Retirement Resource Operations Center to make alternate arrangements.
Rebalancer
Over time, variations in each Sub-Account’s investment results will change your Sub-Account allocation percentages. Rebalancer allows you to automatically reallocate your Investment Segment Account Value to maintain your desired Sub-Account allocation. The Income Segment Account Value is not eligible for the Rebalancer. Participation in Rebalancer does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Rebalancer and it is only available for assets held in the Investment Segment.
You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual, or annual basis. If you select to rebalance only once, the Transfer will take place on the Transaction Date of the Request.
If you select to rebalance on a quarterly, semi-annual, or annual basis, the first Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if you Request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.
How Rebalancer works:
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Suppose you purchased your annuity and you decided to allocate 60% of your initial Contribution to Sub-Accounts that invest in stocks; 30% to Sub-Accounts that invest in bonds and 10% to Sub-Accounts that invest in cash equivalents as in this pie chart:
Now assume that stock Portfolios outperform bond Portfolios and cash equivalents over a certain period of time. Over this period, the unequal performance may alter the Sub-Account allocation of the above hypothetical plan to look like this:
Rebalancer automatically reallocates your Annuity Account Value to maintain your desired Sub-Account allocation. In this example, the Sub-Account allocation would be reallocated back to 60% in Sub-Accounts that invest in stocks; 30% in Sub-Accounts that invest in bonds; 10% in Sub-Accounts that invest in cash equivalents.
On the Transaction Date for the specified Request, assets will be automatically reallocated to the Sub-Accounts you selected. The Rebalancer option will terminate automatically when you start taking payouts from the Contract.
Rebalancer Transfers must meet the following conditions:
•	Your entire Investment Segment Account Value must be included (except for Sub-Accounts that are closed to new Contributions and incoming Transfers).
•	You must specify the percentage of your Investment Segment Account Value that you wish allocated to each Sub-Account and the frequency of rebalancing. You may modify the allocations or stop the Rebalancer option at any time.
•	You may not participate in dollar cost averaging and Rebalancer at the same time.
Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time. Also, any Rebalancer Transfers into a Sub-Account that has been eliminated or closed to new contributions will be automatically defaulted into the Schwab Government Money Market Portfolio Sub-Account unless you contact the Retirement Resources Operation Center to make alternate arrangements.
Cash Withdrawals
You may withdraw all or part of your Annuity Account Value at any time during the life of the Annuitant and prior to the Annuity Commencement Date by submitting a withdrawal Request form to the Retirement Resource Operations Center or via the Internet at https://schwab.retirementpartner.com; however, any full withdrawals or any withdrawal over $25,000 must be submitted in writing. Withdrawals are subject to the rules below and federal or state laws, rules, or regulations may also apply. The amount payable to you if you surrender your Contract is your Annuity Account Value, less any applicable Premium Tax. No withdrawals may be made from the Investment Segment after the Annuity Commencement Date. If you surrender your Contract, the GLWB Rider, if elected, will terminate.
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If you Request a partial withdrawal, your Annuity Account Value will be reduced by the partial withdrawal amount and the Death Benefit, if applicable, will be reduced on a proportionate basis measured as a percentage of the partial withdrawal against the current Annuity Account Value. For example, a partial withdrawal of 10% of the Annuity Account Value would reduce your Death Benefit by 10%.
Numerical Example
Sum of Contract and GLWB Rider (if applicable) Contributions = $50,000
Annuity Account Value = $40,000
Withdrawal amount = $4,000
New Annuity Account Value = $36,000
Return of Annuity Account Value Death Benefit (Death Benefit Option 1) = $36,000
Adjustment to Death Benefit = ($40,000 - $4,000)/$40,000 = 0.90
Guaranteed Minimum Death Benefit (Death Benefit Option 2) = $45,000 ($50,000 x 0.90)
Partial withdrawals are unlimited in frequency. However, you must specify the Sub-Account(s) from which the withdrawal is to be made. If you elect the GLWB Rider, withdrawals from the Income Segment could significantly reduce, or even eliminate, the value of the GLWB. Before you decide to take a partial withdrawal from the Income Segment, you should carefully consider the terms and conditions of the GLWB and the impact of any withdrawal on your Benefit Base. If you do not specify from which Sub-Accounts to take the withdrawal, we will take it from all of your Sub-Accounts in the Investment Segment in proportion to the Annuity Account Value you have in each Sub-Account of the Investment Segment. The minimum partial withdrawal is $500.
The following terms apply to withdrawals:
•	Partial withdrawals or surrenders from the Investment Segment are not permitted after the Annuity Commencement Date;
•	If a partial withdrawal is made within 30 days of the date annuity payouts are scheduled to begin, we may delay the Annuity Commencement Date by 30 days;
•	A partial withdrawal or a surrender will be effective upon the Transaction Date.
Withdrawal Requests submitted in writing must include your original signature. If your instructions are not clear, your Request will be denied and no surrender or partial withdrawal will be processed.
If we receive a Request for surrender or partial withdrawal, we may postpone any cash payment from the Annuity Account Value for no more than 7 days.
We may also delay payment for any of the following reasons:
(a)	any period during which the New York Stock Exchange is closed (other than customary weekend and holding closings) or trading on the New York Stock Exchange is restricted;
(b)	any period during which an emergency exists such that the disposal of or determination of the value of shares of the Portfolios is not reasonably practicable; or
(c)	any other period as the SEC may by order permit for the protection of security holders.
After a withdrawal of all of your Annuity Account Value, or at any time that your Annuity Account Value and Benefit Base are reduced to zero, all your rights under the Contract and GLWB Rider will terminate.
Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account Value.
Tax Consequences of Withdrawals
Withdrawals made for any purpose may be taxable—including Guaranteed Lifetime Withdrawal Benefits.
In addition, the Code may require us to withhold federal income taxes from withdrawals and report such withdrawals to the Internal Revenue Service (“IRS”). If you Request partial withdrawals, your Annuity Account Value will be reduced by the sum of the amount of the withdrawal and the related withholding.
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You may elect, in writing, to have us not withhold federal income tax from withdrawals, unless withholding is mandatory for your Contract. If you are younger than 59 1⁄2, the taxable portion of any withdrawal is generally considered to be an early withdrawal and may be subject to an additional federal penalty tax of 10%.
Some states also require withholding for state income taxes. For details about withholding, please see “Federal Tax Matters” below.
Telephone and Internet Transactions
You may make Transfer Requests by telephone, fax and/or by Internet. Transfer Requests received before 4:00 p.m. ET will be made on that day at that day’s unit value. Those received after 4:00 p.m. ET will be made on the next Business Day at that day’s unit value.
We will use reasonable procedures to confirm that instructions communicated by telephone, fax and/or Internet are genuine, such as:
•	requiring some form of personal identification prior to acting on instructions;
•	providing written confirmation of the transaction; and/or
•	tape recording the instructions given by telephone.
If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions.
We reserve the right to suspend telephone, fax and/or Internet transaction privileges at any time, for some or all Contracts, and for any reason. We currently do not permit partial withdrawals or surrenders by telephone; however you may Request partial withdrawals in the amount of $25,000 or less by Internet. All Requests for full surrenders, periodic withdrawals, and partial withdrawals in excess of $25,000 must be in writing.
Death Benefit
At the time you apply to purchase the Contract, on the application, you select one of the two Death Benefit options we offer.
Option 1 — The amount of the Death Benefit under Option 1 will be your Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax.
The Owner, Annuitant, and Contingent Annuitant each must be younger than age 86 at the time the Contract is issued in order for you to select Option 1. Your Mortality and Expense Risk Charge under Option 1 is 0.65% of the average daily value of the Sub-Accounts to which you have allocated Contributions.
Option 2 — The amount of the Death Benefit under Option 2 will be the greater of:
•	the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax; or
•	the sum of Contributions applied to the Contract in both the Investment Segment and the Income Segment, as of the date the Request for payment is received, less the impact of partial withdrawals, distributions, and Premium Tax, if any.
The Owner, Annuitant, and Contingent Annuitant each must be younger than age 86 at the time the Contract is issued in order for you to select Option 2. Your Mortality and Expense Risk Charge under Option 2 is 0.85% of the average daily value of the Sub-Accounts to which you have allocated Contributions.
For a full description of the circumstances under which we pay the Death Benefit, please see “Distribution of Death Benefit” below.
The difference between the two Death Benefit options we offer is that the amount payable upon death (the Death Benefit) is based on different criteria for each option and there is a different Mortality and Expense Risk Charge for each. Option 1 provides for the return of Annuity Account Value (minus any Premium Tax) rather than the greater of Annuity Account Value or the sum of Contributions. Annuity Account Value could exceed the sum of Contributions, for example, if the investment markets generally are in a growth state. Under these circumstances, it is possible that the performance of the Sub-Accounts you select may cause the Annuity Account Value to exceed the total amount of Contributions. If you had selected Death Benefit Option 1 in this example, your Beneficiary would receive the Annuity Account Value, which in this case exceeds the sum of all Contributions (minus any Premium Tax and minus the impact of partial withdrawals, distributions, and Premium Tax, if any). If you had selected Death Benefit Option 2 in this example, your Beneficiary would also receive the Annuity Account Value (minus any Premium Tax), but you would have paid a higher M&E Charge for the duration of the Contract.
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Option 2 provides for the return of Contributions (minus any Premium Tax) in the event that amount is greater than the Annuity Account Value. This could happen, for example, if the Death Benefit becomes payable soon after the Contract is purchased (say, one to three years) and, during those years, while Contributions are being made, the investment markets generally are in decline. Under these circumstances, it is possible that the performance of the Sub-Accounts you select may cause the Annuity Account Value to be less than the total amount of Contributions. If you had selected Death Benefit Option 2 in this example, your Beneficiary would receive the greater amount, in this case, the sum of all Contributions (minus any Premium Tax and minus the impact of partial withdrawals, distributions, and Premium Tax, if any ). If you had selected Death Benefit Option 1 in this example, your Beneficiary would receive the lesser amount, in this case, the Annuity Account Value (minus any Premium Tax).
The Death Benefit will become payable following our receipt of the Beneficiary’s claim in good order. When an Owner dies before the Annuity Commencement Date and a Death Benefit is payable to a Beneficiary, the Death Benefit proceeds will remain invested according to the allocation instructions given by the Owner(s) until: (i) new allocation instructions are requested by the Beneficiary; (ii) the Death Benefit is actually paid to the Beneficiary, except where the GLWB Rider may not be maintained by the Beneficiary; or, (iii) a Request for a payout of the Death Benefit is processed, as described below.
See “Restricted Beneficiary Payout Options” below for important limitations on a Beneficiary’s ability to elect a Death Benefit Payout Option.
The amount of the Death Benefit will be determined as of the date we receive a Request for the payout of the Death Benefit. However, on the date a payout Request is processed, the Annuity Account Value will be transferred to the Schwab Government Money Market Sub-Account unless the Beneficiary elects otherwise.
Subject to the distribution rules below, payout of the Death Benefit may be made as follows:
•	payout in a single sum, or
•	payout under any of the variable annuity options provided under this Contract.
In any event, no payout of benefits provided under the Contract will be allowed that does not satisfy the requirements of the Code and any other applicable federal or state laws, rules or regulations.
Beneficiary
You may select one or more Beneficiaries. If more than one Beneficiary is selected, they will share equally in any Death Benefit payable unless you indicate otherwise. You may change the Beneficiary any time before the Annuitant’s death.
You may also select one or more Contingent Beneficiaries. You may change the Contingent Beneficiary before the Annuitant’s death. If one or more primary Beneficiaries are alive within 30 days after the Annuitant’s death, the Contingent Beneficiary cannot become the primary Beneficiary and any interest the Contingent Beneficiary may have in the Contract will cease.
A change of Beneficiary or Contingent Beneficiary will take effect as of the date the Request is processed, unless the Owner specifies a certain date. If the Owner dies before the Request is processed, the change will take effect as of the date the Request was made, unless we have already made a payout or otherwise taken action on a designation or change before receipt or processing of such Request. The interest of any Beneficiary who dies before the Owner or the Annuitant will terminate at the death of the Beneficiary and the Contingent Beneficiary will become the Beneficiary. The interest of any Beneficiary who dies at the time of, or within 30 days after, the death of an Owner or the Annuitant will also terminate if no benefits have been paid to such Beneficiary, unless the Owner otherwise indicates by Request. The benefits will then be paid to the Contingent Beneficiary. If no Contingent Beneficiary has been designated, then the benefits will be paid as though the Beneficiary had died before the deceased Owner or Annuitant. If no Beneficiary or Contingent Beneficiary survives the Owner or Annuitant, as applicable, we will pay the Death Benefit proceeds to the Owner’s estate.
If the Beneficiary is not the Owner’s surviving Spouse, but qualifies as an EDB, she/he may elect, not later than one year after the Owner’s date of death, to receive the Death Benefit in either a single sum or payout under any of the variable annuity options available under the Contract, provided that:
•	such annuity is distributed in substantially equal installments over the life or life expectancy of the EDB or over a period not extending beyond the life expectancy of the EDB; and
•	such distributions begin not later than one year after the Owner’s date of death.
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•	See “Restricted Beneficiary Payout Options” below for important limitations on a Beneficiary’s ability to elect a Death Benefit Payout Option.
If Great-West does not receive an election from a non-Spouse EDB to begin substantially equal installments prior to one year after the Owner’s date of death, or the non-Spouse Beneficiary is not an EDB, then the entire amount must be distributed within ten years of the Owner’s date of death. The Death Benefit will be determined as of the Annuity Commencement Date regardless of the timing of a non-Spouse Beneficiary’s election and notwithstanding more than a year passing after the Owner’s date of death.
If a corporation or other non-natural entity is entitled to receive benefits upon the Owner’s death, the Death Benefit must be completely distributed within five years of the Owner’s date of death. A Beneficiary or Contingent Beneficiary designated irrevocably may not be changed without the written consent of that Beneficiary, or Contingent Beneficiary, as applicable, except as allowed by law.
For Contracts owned by Non-Grantor Trusts, the Owner will at all times be the Beneficiary.
Restricted Beneficiary Payout Options
You may also pre-select the form of Death Benefit payout that a specific Beneficiary or Contingent Beneficiary may receive (“Restricted Beneficiary Payout Options”). Restricted Beneficiary Payout Options allow the Owner to choose the percent of a lump sum payment of the applicable Death Benefit (from 0% to 100%) that may be accessed by a specific Beneficiary or Contingent Beneficiary, and/or which of the payout options provided under the Contract must apply to a specific Beneficiary or Contingent Beneficiary upon the Owner’s death. You may select Restricted Beneficiary Payout Options at Contract issuance or at a later time.
Restricted Beneficiary Payout Options are only available to Contracts owned by natural persons or Grantor Trusts. Requests for Restricted Beneficiary Payout Options must be submitted in writing and signed by the Owner (including the Joint Owner, if applicable), and may be modified or cancelled at any time by the Owner prior to the Annuity Commencement Date or Owner’s death. Restricted Beneficiary Payout Options only become irrevocable upon the death of the Owner, and if applicable, the Joint Owner. Assignment of the Contract or transfer of Contract ownership while the Owner is still alive will result in cancellation of all Restricted Beneficiary Payout Options.
Restricted Beneficiary Payout Options may not be selected for Contracts owned by Joint Owners unless both Joint Owners request in writing. Restricted Beneficiary Payout Options may allow restrictions to be placed on a surviving Spouse who is not a Joint Owner, such as restricting the type of death benefit received or designating someone other than the Spouse as Beneficiary, and may impact the ability of a surviving Spouse who is not a Joint Owner to become Owner of the Contract. Restricted Beneficiary Payout Options may have adverse or unintended tax or financial consequences on a surviving Spouse who is not a Joint Owner if the surviving Spouse is not the designated Beneficiary because the surviving Spouse would not be entitled to receive Death Benefits or have the ability to become Owner of the Contract.
Restricted Beneficiary Payout Options are irrevocable upon the death of the Owner, and if applicable, the Joint Owner, and cannot be changed by a non-Owner unless required under the Code or other applicable law. Under the Code, Death Benefit payments must begin within one year of the date the Death Benefit becomes payable for Non-Qualified Contracts, and by no later than December 31 of the year following the year in which the Death Benefit becomes payable for Qualified Contracts. Failure to adhere to this timing may prevent us from giving effect to Restricted Beneficiary Payout Options. Failure to provide Proof of Death to us may cause a delay in beginning payments, force amendment to payout options selected, or nullify Restricted Beneficiary Payout Options.
We reserve the right to modify or cancel any Restricted Beneficiary Payout Options in order to comply with requirements of the Code, and/or other applicable state and federal laws, rules, and regulations. All Death Benefit payments will be made in compliance with the Code, and/or other applicable state and federal laws, rules, and regulations governing death benefit payouts, including those affecting minor Beneficiaries.
You should consult with a competent advisor regarding whether Restricted Beneficiary Payout Options are suitable for your needs.
This feature is available under your existing Contract if you acquired your Contract before May 1, 2019, as well as for new Contracts. If you are interested in the Restricted Beneficiary Payout Options feature, please contact the Retirement Resource Operations Center to elect the endorsement.
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Distribution of Death Benefit (for all Contracts other than Non-Qualified Stretch Annuities)
(For the distribution of Death Benefit rules applicable to Non-Qualified Stretch Annuities, see below.)
Any Death Benefit payable to a Beneficiary upon the Owner’s death will be distributed as follows:
(1)	If the Owner’s surviving Spouse is the person entitled to receive benefits upon the Owner’s death, the surviving Spouse will be treated as the Owner and will be allowed to take the Death Benefit or continue the Contract in force. However, if single life GAW Installments have been selected for the Income Segment, then the GLWB will terminate and the assets held in the Covered Funds will be sold and the sales proceeds will be transferred to the Schwab Government Money Market Portfolio Sub-Account;

(2)	If the Owner died on or before December 31, 2019: If a non-Spouse individual is the person entitled to receive benefits upon the Owner’s death, the non-Spouse individual Beneficiary may elect to receive the Death Benefit in either a single sum or payout under any of the variable annuity options available under the Contract, provided that: (a) such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary; and (b) such distributions begin no later than one year after the Owner’s date of death. The GLWB will terminate and the assets held in the Covered Funds will be sold and the sales proceeds will be transferred to the Schwab Government Money Market Portfolio Sub-Account. If Great-West does not receive an election from an individual non-Spouse Beneficiary such that substantially equal installments have begun no later than one year after the Owner’s date of death, then the entire amount must be distributed within five years of the Owner’s date of death.
If the Owner dies after December 31, 2019: If a non-Spouse individual who qualifies as an EDB is the person entitled to receive benefits upon the Owner’s death, the non-Spouse individual EDB may elect to receive the Death Benefit in either a single sum or payout under any of the variable annuity options available under the Contract, provided that (a) such annuity is distributed in substantially equal installments over the life or life expectancy of the EDB; and (b) such distributions begin no later than one year after the Owner’s death. The GLWB will terminate and the assets held in the Covered Fund(s) will be sold and the sales proceeds will be transferred to the Schwab Government Money Market Sub-Account. If Great-West does not receive an election from an individual non-Spouse EDB to begin substantially equal installments no later than one year after the Owner’s date of death or if the non-Spouse Beneficiary is not an EDB, then the entire amount must be distrusted with ten years of the Owner’s date of death.
See “Restricted Beneficiary Payout Options” above for important limitations on a Beneficiary’s ability to elect a Death Benefit Payout Option.
The Death Benefit will be determined as of the date we receive a Request for the payout of the Death Benefit.
If a Joint Annuitant is named, any reference below to death of the Annuitant means the death of the last surviving Joint Annuitant and the rules below regarding “Death of Owner Who is Not the Annuitant” will apply upon the death of the Owner rather than the rules below regarding the “Death of Owner Who Is the Annuitant.”
Death of Annuitant Who is Not the Owner of the Contract
Upon the death of the Annuitant while the Owner is living, and before the Annuity Commencement Date, no Death Benefit will be payable and the Owner (or the Grantor, if the Owner is a Grantor Trust) will become the Annuitant unless a Contingent Annuitant has previously been designated. The Owner may designate a new Annuitant, however, at any time, as provided in the Contract.
If the Owner names a Contingent Annuitant prior to the Annuitant’s death, and the Annuitant dies before the Annuity Commencement Date while the Owner and Contingent Annuitant are living, no Death Benefit will be payable and the Contingent Annuitant will become the Annuitant.
If the Annuitant died on or before December 31, 2019 after the Annuity Commencement Date and before the entire interest has been distributed, any benefit payable must be distributed to the Beneficiary according to and as rapidly as under the payout option which was in effect on the Annuitant’s date of death.
If the Annuitant dies after December 31, 2019 after the Annuity Commencement Date and before the entire interest has been distributed, any benefit payable to an EDB may be distributed to the EDB in substantially equal installments over the life or the life expectancy of the EDB provided the EDB makes such election and such distributions begin no later than one year after the Annuitant’s date of death; otherwise, the entire benefit amount must be distributed within ten years of the Annuitant’s date of death. If the Beneficiary is not an EDB, the entire benefit amount must be distributed within ten years of the Annuitant’s date of death.
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Death of Owner Who Is Not the Annuitant
If the Owner dies before annuity payouts commence and there is a Joint Owner who is the surviving Spouse of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary and the Joint Owner may elect to take the Death Benefit or to continue the Contract in force.
In all other cases, we will pay the Death Benefit to the Beneficiary even if a Joint Owner (who was not the Owner’s Spouse on the date of the Owner’s death), the Annuitant and/or the Contingent Annuitant are alive at the time of the Owner’s death, unless the sole Beneficiary is the deceased Owner’s surviving Spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.
If the Owner dies after annuity payouts commence and before the entire interest has been distributed while the Annuitant is living, any benefit payable will continue to be distributed to the Annuitant as rapidly as under the payout option applicable on the Owner’s date of death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner and, if none, to the Annuitant.
Death of Owner Who Is the Annuitant
If there is a Contingent Annuitant and a Joint Owner who is the surviving Spouse of the deceased Owner, the Joint Owner will become the Owner and the Beneficiary, the Contingent Annuitant will become the Annuitant, and the Contract will continue in force.
If there is a Joint Owner who is the surviving Spouse of the deceased Owner but no Contingent Annuitant, the Joint Owner will become the Owner, Annuitant, and Beneficiary and may elect to take the Death Benefit or continue the Contract in force.
In all other cases, we will pay the Death Benefit to the Beneficiary, even if a Joint Owner (who was not the Owner’s Spouse on the date of the Owner’s death) and/or Contingent Annuitant are alive at the time of the Owner’s death, unless the sole Beneficiary is the deceased Owner’s surviving Spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.
If Owner/Annuitant Dies After Annuity Commencement Date
If the Owner/Annuitant died on or before December 31, 2019 and after the Annuity Commencement Date, any benefit payable must be distributed to the Beneficiary in accordance with and at least as rapidly as the annuity option in effect on the date of death.
If the Owner/Annuitant dies after December 31, 2019 and after the Annuity Commencement Date, any benefit payable to an EDB must be distributed to the EDB in substantially equal installments over the life or life expectancy of the EDB, provided the EDB makes such election and such distributions begin no later than one year after the Owner/Annuitant’s date of death; otherwise, the entire benefit amount must be distributed within ten years of the Owner/Annuitant’s date of death. If the Beneficiary is not an EDB, the entire benefit amount must be distributed within ten years of the Owner/Annuitant’s date of death.
Contingent Annuitant
While the Annuitant is living, you may, by Request, designate or change a Contingent Annuitant from time to time. A change of Contingent Annuitant will take effect as of the date the Request is processed, unless you specify a certain date. Please note you are not required to designate a Contingent Annuitant.
Deferred Payment
If payment of the death benefit is deferred due to an action to recover the proceeds as defined in New York Insurance Law section 3214, interest on the death benefit proceeds will be paid from the date of death of the Annuitant at the rate currently paid by Great-West on proceeds left on deposit under the interest settlement option.
Impact of Withdrawals on Guaranteed Minimum Death Benefit (Option 2)
Death Benefit Option 2, which costs more than Death Benefit Option 1, is designed for those who want to potentially receive a higher Death Benefit in the event that the sum of Contributions exceeds Annuity Account Value. If you have selected Death Benefit Option 2, you should be aware that distributions and Excess Withdrawals will reduce your Death Benefit on a pro-rata basis.
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Numerical Example
Sum of Contract and GLWB Rider Contributions = $50,000
Annuity Account Value = $40,000
Withdrawal amount = $4,000
New Annuity Account Value = $36,000
Adjustment to Death Benefit = ($40,000 - $4,000)/$40,000 = 0.90
Guaranteed Minimum Death Benefit = $45,000 ($50,000 x 0.90)
The Benefit Base has no value and will not affect the Death Benefit.
Distribution of Death Benefit for Non-Qualified Stretch Annuities
(For the distribution of Death Benefit rules applicable to all Contracts other than Non-Qualified Stretch Annuities, see above.)
If the Owner of a Contract held as a Non-Qualified Stretch Annuity dies before the Annuity Commencement Date:
(1)	If there is a Joint Owner who is a surviving Spouse of the deceased Owner, the Joint Owner will become the Owner and the Beneficiary and may take the Death Benefit or elect to continue the Contract in force.
(2)	In all other cases, we will pay the Death Benefit to the Beneficiary even if a former Spouse Joint Owner, the Annuitant, and/or the Contingent Annuitant are alive at the time of the Owner’s death unless the sole Beneficiary is the deceased Owner’s surviving Spouse and such Beneficiary Requests to become the Owner and the Annuitant and to continue the Contract in force.
Any Death Benefit payable to the Beneficiary upon the Owner’s death will be distributed as follows:
(1)	If the Owner’s surviving Spouse is the Beneficial Owner upon the death of the Owner, the surviving Spouse will be allowed to take the Death Benefit or continue the Contract in force; or
(2)	If a non-Spouse natural person is the Beneficial Owner upon the death of the Owner, the Beneficial Owner may elect to continue the Contract by electing to have any portion of the value of the deceased Owner’s Contract payable to the Beneficial Owner over a period not extending beyond the Beneficial Owner’s life expectancy as defined by the Code (the ‘Stretch Payout Period’).
The Stretch Payout Period must begin no later than one year after the date of the deceased Owner’s death and payments during the Stretch Payout Period will be made to the Beneficial Owner at least annually. Notwithstanding any prior distribution election, a Beneficial Owner may at any time (a) withdraw the entire remaining value of the Contract in a single sum, or (b) withdraw additional amounts which may result in the reduction of future payments because of the reduction of the value of the Contract.
If we do not receive an election from a non-Spouse Beneficial Owner such that substantially equal installments have begun no later than one year after the date of the deceased Owner’s death, then the entire amount must be distributed within five years of the deceased Owner’s date of death.
See “Restricted Beneficiary Payout Options” above for important limitations on a Beneficiary’s ability to elect a Death Benefit Payout Option.
The Death Benefit will be determined as of the Annuity Commencement Date.
Ownership and Assignment
The Owner, and if selected, Joint Owner, exercise all rights and privileges under the Contract, while the Annuitant is living. For Qualified Annuity Contracts, the Owner may not be changed and the Contract may not be transferred, sold, assigned, pledged, charged, encumbered, or in any way alienated. For Non-Qualified Annuity Contracts, the Contract may be assigned at any time before the Owner’s death.
A change of Owner must be made in writing in a form satisfactory to us. The change will take effect as of the date the Request is processed, unless you specify a certain date. Any change is subject to any payout or other action we have taken before recording your ownership change. For Non-Qualified Annuity Contracts, a change in the Owner of the Contract will result in termination of the GLWB Rider if the Covered Person(s) is/are changed. See “Termination of the GLWB Rider” below. You should discuss with a competent tax advisor how changes in ownership would impact your benefits under the Contract.
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Grantor Trust Owned Annuity
We will issue the Contract to Grantor Trusts. Ownership may later be changed to a Grantor Trust after Contract issuance. We will allow a Grantor Trust to be the Owner only if it either has a single Grantor who is a natural person, or has two Grantors who are one another’s Spouse as of the Effective Date. When the Contract is issued to a Grantor Trust, a Grantor of the trust must be an Annuitant, and the Grantor’s spouse may be named as a Joint Annuitant. The Annuitant(s) may not be changed. Contracts owned by a Grantor Trust are not considered owned by a non-natural person and will be subject to the tax requirements generally applicable to Non-Qualified Annuity Contracts or the tax requirements applicable to individual retirement annuities or Roth IRA annuities if the Contract is a Qualified Annuity Contract under Section 408(b) of the Code or a Roth IRA annuity under Section 408A of the Code. Grantor Trust owned Contracts receive tax deferral in accordance with the Code. Upon the death of the Grantor(s), the Death Benefit will be paid pursuant to the Death Benefit provisions of the Contract.
Non-Grantor Trust Owned Annuity
We will issue the Contract to Non-Grantor Trusts. Ownership may later be changed to a Non-Grantor Trust by endorsement after Contract issuance. Contracts owned by a Non-Grantor Trust are considered owned by a non-natural entity and will generally not be treated as an annuity for tax purposes. If a trust is a Non-Grantor Trust, the trust is treated as the owner of the trust assets, the trust is regarded as a separate tax entity with its own Tax Identification Number, and all income, including any increase in Annuity Account Value, is generally taxable as ordinary income to the trust during each taxable year. However, the IRS has issued a number of private letter rulings holding that in the case of a contract the nominal owner of which is a non-natural entity (e.g., a corporation or a trust), but the beneficial owner of which is a natural person, the contract generally will be treated as held by a natural person. We will issue this Contract only to a Non-Grantor Trust that holds the Contract as agent for a natural person. You should consult with your tax advisor as to whether your Non-Grantor Trust satisfies the exception to the non-natural owner rule.
If a Non-Grantor Trust owns the Contract, the grantor will be the Annuitant unless otherwise indicated in the application. If the Owner is a Non-Grantor Trust, all references to the life, age, or death of the Owner pertain to the life, age, or death of the Annuitant, and where there are Joint Annuitants, shall pertain to the older Joint Annuitant. Also, if a Non-Grantor Trust owns the Contract, then the Owner will at all times be the Beneficiary. Once selected, the Annuitant may not be changed. If there is a change of ownership of the Contract from a Non-Grantor Trust to a natural person, the original Annuitant and/or Joint Annuitant shall continue to determine any benefits under the Contract and GLWB Riders. Upon the death of the Annuitant, the Death Benefit will be paid to the Owner pursuant to the Death Benefit provisions of the Contract. Upon the death of either Joint Annuitant, the Contract will continue with the remaining single Annuitant in accordance with the death distribution rules under the Code unless the Owner elects to receive the Death Benefit. Divorce provisions of the Contract and GLWB Riders are not applicable to Non-Grantor Trust owned Contracts. Spousal continuation of the Contract is not applicable to Contracts owned by a Non-Grantor Trust. A Non-Grantor Trust cannot own a Qualified Contract.
A Non-Grantor Trust owned annuity is not available under your existing Contract if you acquired the Contract before May 1, 2019. If you are interested in the Non-Grantor Trust endorsement, please contact the Retirement Resource Operations Center to discuss availability of the endorsement by exchange of your Contract for one issued after May 1, 2019.
Non-Qualified Stretch Annuities
A Contract may be acquired as a Non-Qualified Stretch Annuity, only by a natural person beneficiary of a non-qualified annuity contract (the “Beneficial Owner”) pursuant to a 1035 Exchange of the beneficiary’s interest after death of the owner (“source contract”). For more information on 1035 Exchanges, see “Seek Tax Advice, Section 1035 Exchanges” below. We will issue the Non-Qualified Stretch Annuity in the name of the deceased owner with the beneficiary as the Beneficial Owner. We must receive the full death benefit and the information we require from the insurance company that issued the source contract in sufficient time to allow us to begin making life expectancy payments under the Non-Qualified Stretch Annuity Contract.
A Beneficial Owner may not be a non-natural entity such as a Grantor Trust or Non-Grantor Trust. A Beneficial Owner of a Non-Qualified Stretch Annuity Contract may designate a Successor Beneficiary who is entitled to receive the Beneficial Owner’s remaining interest in the Contract upon the death of the Beneficial Owner. A Successor Beneficiary may not be a non-natural entity.
Non-Qualified Stretch Annuity Beneficial Owners may not elect a GLWB Rider or make Contributions to the Income Strategy. You should consult with a qualified tax professional before purchasing the Contract as Non-Qualified Stretch Annuity.
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Non-Qualified Stretch Annuity ownership is not available under your existing Contract if you acquired the Contract before May 1, 2019. If you are interested in the Non-Qualified Stretch Annuity endorsement, please contact the Retirement Resource Operations Center to discuss availability of the endorsement by exchange of your Contract for one issued after May 1, 2019.
Inherited IRAs
The Contract may only be acquired by a natural person beneficiary of the original contract upon the original owner’s death. Inherited IRAs will be administered according to the Code, including restricting Contributions and the administration of Required Minimum Distributions. Inherited IRA Owners may not elect a GLWB Rider or make Contributions to an Income Strategy. You should consult with a qualified tax professional before acquiring the Contract as an inherited IRA.
Inherited IRA annuity ownership is available for existing Contracts acquired before May 1, 2019, as well as for new Contracts. If you are interested in owning the Contract as an Inherited IRA, please contact the Retirement Resource Operations Center to discuss availability by exchange of your Contract.
Joint Annuitants
If the Contract is a Non-Qualified Annuity Contract, you are permitted to name a Joint Annuitant. Joint Annuitants may be named in the application or any time before the Annuity Commencement Date. Joint Annuitants must be one another’s Spouse as of the Effective Date.
Charges and Deductions
No amounts will be deducted from your Contributions except for any applicable Premium Tax. As a result, the full amount of your Contributions (less any applicable Premium Tax) is invested in the Contract.
As more fully described below, charges under the Contract are assessed only as deductions for:
•	Premium Tax, if applicable; and/or
•	Charges against your Annuity Account Value for our assumption of mortality and expense risks; and/or
•	Guarantee Benefit Fee, if applicable.
Mortality and Expense Risk Charge
The mortality risk we assume is that Annuitants may live for a longer period of time than we estimate. We assume this mortality risk from our contractual obligations to make annuity payouts determined in accordance with the annuity tables and other provisions contained in the Contract which cannot be changed. This means that you can be sure that neither the Annuitant’s longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payouts under the Contract. The expense risk we assume is the risk that our actual expenses in administering the Contracts and the Series Account will be greater than we anticipated.
To compensate us for assuming these risks, we deduct a Mortality and Expense Risk Charge from your Annuity Account Value at the end of each valuation period. If you select Death Benefit Option 1, this is a daily charge equal to an effective annual rate of 0.65%. We guarantee that this charge will never increase beyond 0.65%. If you select Death Benefit Option 2, the Mortality and Expense Risk Charge is a daily charge equal to an effective annual rate of 0.85%. We guarantee that this charge will never increase beyond 0.85%.
The Mortality and Expense Risk Charge is reflected in the unit values of each of the Sub-Accounts you have selected. Thus, this charge will continue to be applicable should you choose a variable annuity payout option or a periodic withdrawal option.
Annuity Account Values and annuity payouts are not affected by changes in actual mortality experience we incur.
The Mortality and Expense Risk Charge is higher for Owners who have selected Death Benefit Option 2 because we bear substantial risk in connection with that option. Specifically, we bear the risk that we may be required to pay an amount to your Beneficiary that is greater than your Annuity Account Value.
If the Mortality and Expense Risk Charge is insufficient to cover actual costs and risks assumed, we will bear the loss. If this charge is more than sufficient, any excess will be profit for us. Currently, we expect a profit from this charge. Our expenses for distributing the Contracts will be borne by our general assets, which include any profits from this charge.
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Expenses of the Portfolios
The values of the assets in the Sub-Accounts reflect the values of the Sub-Accounts’ respective Portfolio shares and therefore the fees and expenses paid by each Portfolio. Fees and expenses are deducted from the assets of the Portfolios and are described in each Portfolio's prospectus. You bear these costs indirectly when you allocate to a Sub-Account.
Some of the Portfolios’ investment advisers or administrators may compensate us for providing administrative services in connection with the Portfolios or cost savings experienced by the investment advisers or administrators of the Portfolios. Such compensation is typically a percentage of the value of the assets invested in the relevant Sub-Accounts and generally may range up to 0.35% annually of net assets. GWFS Equities, Inc. (“GWFS”) is the principal underwriter and distributor of the Contracts and may also receive Rule 12b-1 fees (ranging up to 0.25% annually of net assets) directly from certain Portfolios for providing distribution related services related to shares of the Portfolios offered in connection with a Rule 12b-1 plan. If GWFS receives Rule 12b-1 fees, combined compensation received by us for administrative services and received by GWFS for distribution related services generally ranges up to 0.60% annually of the assets invested in the relevant Sub-Accounts. Due to the varying nature of this compensation, the annual rate paid under this fee alternative is higher for certain Sub-Accounts than for other Sub-Accounts. This may create a conflict of interest by influencing Schwab representatives to recommend certain Sub-Accounts over other Sub-Accounts.
Premium Tax
We may be required to pay state Premium Taxes or retaliatory taxes currently ranging from 0% to 3.5% in connection with Contributions or values under the Contracts. Currently, due to our total mix of business, our Premium Tax rate in New York for annuities is 0%. In the future, if we are required to pay Premium Taxes, we will deduct the charges for the Premium Taxes we incur with respect to your Contributions from amounts withdrawn or from annuity payments.
Other Taxes
Under present laws, we will incur state or local taxes (in addition to the Premium Tax described above) in New York. No charges are currently deducted for taxes other than Premium Tax. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the Contract.
Payout Options
During the Distribution Period, you can choose to receive payouts in three ways—through periodic withdrawals, variable annuity payouts or a single, lump-sum payment.
You may change the Payout Commencement Date within 30 days prior to commencement of payouts. The Annuity Commencement Date may not be earlier than 13 months after the Effective Date of the Contract.
Periodic Withdrawals
You may Request that all or part of the Investment Segment Account Value be applied to a periodic withdrawal option. All Requests for periodic withdrawals must be in writing. The amount applied to a periodic withdrawal is the Investment Segment Account Value, less Premium Tax, if any.
In Requesting periodic withdrawals, you must elect:
•	The withdrawal frequency of either 1-, 3-, 6- or 12-month intervals;
•	A minimum withdrawal amount of at least $100;
•	The calendar day of the month on which withdrawals will begin;
•	One of the periodic withdrawal payout options discussed below — you may change the withdrawal option and/or the frequency once each calendar year; and
•	The type of allocation of withdrawals from the Investment Segment Sub-Accounts
•	Withdrawals may be prorated across the Investment Segment Sub-Accounts in proportion to their assets; or
•	Withdrawals may be made from specific Investment Segment Sub-Account(s). When the specified Investment Segment Sub-Account(s) is depleted, we will automatically prorate the remaining withdrawals against any remaining Sub-Account assets unless you Request otherwise.
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While periodic withdrawals are being received:
•	You may continue to exercise all contractual rights.
•	You may keep the same Sub-Accounts as you had selected before periodic withdrawals began.
•	Charges and fees under the Contract continue to apply.
Periodic withdrawals will cease on the earlier of the date:
•	The amount elected to be paid under the option selected has been reduced to zero.
•	The Investment Segment Account Value is zero.
•	You Request that withdrawals stop.
•	You purchase an annuity payout option.
•	The Owner dies.
We may limit the number of times you may restart a periodic withdrawal program.
Periodic withdrawals made for any purpose may be taxable, subject to withholding and to the 10% federal penalty tax if you are younger than age 59 1⁄2.
If you choose to receive payouts from your Contract through periodic withdrawals, you may select from the following payout options:
Income for a specified period (at least 36 months) — You elect the length of time over which withdrawals will be made. The amount paid will vary based on the duration you choose. The amount paid will also vary as a result of investment performance.
Income of a specified amount (at least 36 months) — You elect the dollar amount of the withdrawals. Based on the amount elected, the duration may vary. The duration may also vary as a result of investment performance.
Any other form of periodic withdrawal acceptable to Great-West which is for a period of at least 36 months.
Annuity Payouts From the Investment Segment
You can choose the date that you wish annuity payouts from the Investment Segment to start (the Payout Election Date) either when you purchase the Contract or at a later date. You can change your selection at any time up to 30 days before the annuity date that you have selected.
If you do not select a Payout Election Date, payouts will begin on the Annuitant’s 99th birthday. If the Owner does not initiate Installments under the GLWB Rider, the entire Annuity Account Value will be annuitized at that time and any benefit under the GLWB Rider will terminate. If you have initiated Installments under the GLWB Rider, only the Investment Segment will be annuitized. Once Installments under the GLWB Rider have begun, the Income Segment cannot be annuitized.
If you have not elected a payout option within 30 days of the Annuity Commencement Date, your Investment Segment Account Value will be paid out as a variable life annuity with a guaranteed period of 15 years.
The amount to be paid out will be based on the Investment Segment Account Value or Annuity Account Value, if applicable, on the Annuity Commencement Date. The minimum amount that may be withdrawn from the Investment Segment Account Value to purchase an annuity payout option is $2,000. If your Investment Segment Account Value is less than $2,000, we may pay the amount in a single sum subject to the Contract provisions applicable to a partial withdrawal.
If you choose to receive variable annuity payouts from your Contract, you may select from the following payout options:
Variable life annuity with guaranteed period—This option provides for payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10 or 15 years. Upon the death of the Annuitant, the Beneficiary will receive the remaining payouts at the same interval elected by the Owner.
Variable life annuity without guaranteed period—This option provides payouts during the lifetime of the Annuitant. The annuity terminates with the last payout due prior to the death of the Annuitant. Because no minimum number of payouts is guaranteed, this option may offer the maximum level of payouts. It is possible that only one payout may be made if the Annuitant dies before the date on which
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the second payout is due. If the Annuitant who is also the Owner dies before the Annuity Commencement Date, the Death Benefit will be payable to the Beneficiary. If the Owner is living and the Annuitant dies before the Annuity Commencement Date, the Owner will become the Annuitant, the Contract will continue, and no Death Benefit will be payable.
Any other form of variable annuity payout that is acceptable to Great-West.
Under an annuity payout option, you can receive payouts monthly, quarterly, semi-annually or annually in payments which must be at least $50. We reserve the right to make payouts using the most frequent payout interval which produces a payout of at least $50. Once annuity payouts commence, you cannot make Contributions or take withdrawals, other than your annuity payouts, but you may continue to Transfer among and between Sub-Accounts.
If you elect to receive a single sum payment, the amount paid is the Surrender Value.
Amount of First Variable Payout
The first payout under a variable annuity payout option will be based on the value of the amounts held in the Investment Segment Sub-Accounts or Annuity Account, if applicable, you have selected on the first valuation date preceding the Annuity Commencement Date. We determine the first payout under a variable annuity option by applying the appropriate rate to the amount applied under the payout option. The rate applied reflects an assumed investment return (“AIR”) of 2.5%.
For annuity options involving life income, the actual age, year in which annuitization commences and gender of the Annuitant will affect the amount of each payout. We reserve the right to ask for satisfactory proof of the Annuitant’s age. We may delay annuity payouts until satisfactory proof is received. Because payouts to older Annuitants are expected to be fewer in number, the amount of each annuity payout under a selected annuity form will be greater for older Annuitants than for younger Annuitants.
If the age of the Annuitant has been misstated, the payouts established will be made on the basis of the correct age. If payouts were too large because of misstatement, we may deduct the difference with interest us from the next payout or payouts. If payouts were too small, we may add the difference with interest to the next payout. The interest rate used will be 3%.
If the Owner dies before the Annuity Commencement Date (i.e., the day the first variable annuity payout is made) and if there is a Joint Owner who is a surviving Spouse of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary. The Joint Owner may elect to take the Death Benefit or continue the contract in force. In all other cases, we will pay the Death Benefit to the Beneficiary.
If the Owner who is not the Annuitant dies after the Annuity Commencement Date, any benefit payable will continue to be distributed to the Annuitant on the same schedule as under the payout option applicable on the Owner’s date of death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner, and if none, to the Annuitant.
If the Owner who is the Annuitant dies after the Annuity Commencement Date, any benefit payable will be distributed to the Beneficiary if a guarantee period was part of the selected annuity option. If there was no guarantee period elected, payments will cease.
For complete descriptions, see the Distribution of Death Benefit section above.
Annuity Units
We determine the number of Annuity Units paid for each Sub-Account by dividing the amount of the first payout by its Annuity Unit value on the first valuation date preceding the Annuity Commencement Date. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the Annuity Payout Period.
Amount of Variable Payouts After the First Payout
Payouts after the first will vary depending upon the investment performance of the Investment Segment Sub-Accounts or Annuity Account, if applicable. Your payouts will increase in amount over time if the Sub-Accounts you select earn more than the 2.5% AIR. Likewise, your payouts will decrease over time if the Sub-Accounts you select earn less than the 2.5% AIR. We determine the subsequent amount paid from each Sub-Account by comparing the actual performance of the Sub-Account to the AIR.
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Transfers After the Variable Annuity Commencement Date
Once annuity payouts have begun, Transfers may be made within the variable annuity payout option among the available Investment Segment Sub-Accounts. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Investment Segment Sub-Account to which the Transfer is made. The result will be that the next annuity payout, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payouts will reflect changes in the value of the new Annuity Units.
Other Restrictions (Investment Segment Only)
Once payouts start from the Investment Segment under the annuity payout option you select:
•	no changes can be made in the payout option;
•	no additional Contributions to the Investment Segment will be accepted under the Contract; and
•	no further withdrawals, other than withdrawals made to provide annuity benefits or satisfy the terms of the GLWB Rider, will be allowed.
A portion or the entire amount of the annuity payouts may be taxable as ordinary income. If on the Annuity Commencement Date we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payouts and remit that amount to the federal government. State income tax withholding may also apply. Please see “Federal Tax Matters” below.
Guaranteed Lifetime Withdrawal Benefit
On any business day prior to your 86th birthday, you have the option of electing the GLWB rider by either allocating Contributions to one or more Covered Funds in the Income Segment at your direction, or by Transferring all or part of your Investment Segment Account Value to one or more Covered Funds in the Income Segment at your direction. There is no minimum percent of Annuity Account Value or minimum dollar amount that must be allocated to the Income Segment when electing the GLWB Rider. You are under no obligation to elect the GLWB Rider. If you choose to elect the GLWB Rider, you may do so immediately upon Contract purchase (for example, if you are interested in locking in your Benefit Base early, if you prefer to begin taking guaranteed income soon, or if you are interested in the Contract primarily for the GLWB features rather than in the Investment Segment Sub-Account options), or you may wait to elect the GLWB Rider at a later time. If you exercise this option, the GLWB Rider will provide you with a Guaranteed Lifetime Withdrawal Benefit, provided all conditions, described below, are met.
For applications signed before May 1, 2017, the Contract offers a Guaranteed Lifetime Withdrawal Benefit Rider option which calculates the Guarantee Benefit Fee as a percentage of the Covered Fund Value. For applications signed on or after May 1, 2017, the Contract offers a Guaranteed Lifetime Withdrawal Benefit Rider option which calculates the Guarantee Benefit Fee as a percentage of the Benefit Base. Provided all conditions are met, the GLWB Rider provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% with the age of the Covered Person(s).
The GAW% and Joint GAW% applicable to you are disclosed in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract (and satisfied other terms described in this paragraph). In order to receive the disclosed GAW% or Joint GAW%, your application must be signed after the date stated in the Rate Sheet Supplement, your application must be received by us within 10 days of signing, and your initial Contribution must be received by us within 30 days of receipt of your application. If these terms are met, the disclosed rates will apply to your Contract and cannot be changed. Terms reflected in Rate Sheet Supplements that were not in effect at such time will not apply to your Contract. The terms of a Rate Sheet Supplement (including the GAW%s and Joint GAW%s) with no specified end date may not be amended unless we provide a minimum of 10 business days prior notice.
The current and any proposed Rate Sheet Supplements may be found on the SEC’s website (www.sec.gov) by searching with File Number 333-194044. You may contact us at the Retirement Resource Operations Center for a Rate Sheet Supplement applicable to your Contract. As available, historical GAW%s and Joint GAW%s reflected in Rate Sheet Supplements may be found in the Appendix to this Prospectus entitled “Historical Guaranteed Annual Withdrawal Percentages from Prior Rate Sheet Supplements”, as well as on the SEC’s website (www.sec.gov) by searching with File Number 333-194044.
All guarantees are subject to the claims paying ability of Great-West.
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GLWB Accumulation Phase
The GLWB Accumulation Phase begins when you make a GLWB election by investing in any Covered Funds in the Income Segment. The GLWB Accumulation Phase ends when you elect to begin taking GAWs. During the Accumulation Phase, a Benefit Base will be established which will be used later to determine, in part, the amount of your GAWs. You may elect the GLWB by allocating Contributions or Transferring Investment Segment Account Value to the Covered Funds on any Business Day as long as you are younger than age 86 on the GLWB Rider Election Date. We will record the GLWB Rider Election Date.
Guarantee Benefit Fee
The annual Guarantee Benefit Fee is assessed quarterly, in arrears, during the GLWB Accumulation Phase and GAW Phase. One-fourth of the Guarantee Benefit Fee is deducted quarterly from your Covered Fund Value no later than the 10th Business Day of the month following the calendar quarter end by means of the cancellation of Accumulation Units. The Guarantee Benefit Fee will be calculated based on your Covered Fund Value (for applications signed before May 1, 2017) or the Benefit Base (for applications signed on or after May 1, 2017), subject to the Benefit Base cap, as of the date of the deduction. The Benefit Base may or may not equal the Covered Fund Value at the time the Guarantee Benefit Fee is calculated. The Benefit Base will always be greater than or equal to the Covered Fund Value when the Guarantee Benefit Fee is calculated on a Ratchet Date. We reserve the right to change the frequency of the deduction upon sixty (60) days prior written notice. The Guarantee Benefit Fee will not be assessed during the GLWB Settlement Phase.
The first Guarantee Benefit Fee you pay will be pro-rated based on the portion of the quarter in which you allocated Contributions to the Covered Funds. The current Guarantee Benefit Fee is 1.00% of the Covered Fund Value (for applications signed before May 1, 2017) or 0.90% of the Benefit Base (for applications signed on or after May 1, 2017) held in the Income Segment. We reserve the right to change the frequency and amount of the Guarantee Benefit Fee upon sixty (60) days prior written notice to you. However, the Guarantee Benefit Fee will never be less than 0.70% or greater than 1.50% of your Income Segment Covered Fund Value (for applications signed before May 1, 2017) or less than 0.00% or greater than 1.50% of your Benefit Base (for applications signed on or after May 1, 2017). We determine the Guarantee Benefit Fee based on observations of a number of long-term experience factors, including, but not limited to, investment income, expense, mortality, morbidity and persistency. As an example, if mortality experience improves faster than we have anticipated, and the population in general is expected to live longer than initially projected, we might increase the Guarantee Benefit Fee to reflect our increased probability of paying longevity benefits. However, improvements in mortality experience is provided as an example only. We will never increase the fee above the maximum or decrease the fee below the minimum disclosed in the Fee Tables at the beginning of this Prospectus.
You may reject an increase to the Guarantee Benefit Fee by providing a prior written notice to us requesting to withdraw or transfer the entire Covered Fund Value, thereby reducing the Benefit Base to zero and terminating the Rider. If you do not expressly reject an increase to the Guarantee Benefit Fee, the new fee will apply as of the date stated in the notice and you will retain all current features and benefits of the Rider, including continued access to all available Covered Fund(s). Any election to reject the increased Guarantee Benefit Fee will be deemed an election to terminate the Rider, which election shall be irrevocable.
Unless otherwise stated, any change to the fee will affect all assets in the Covered Funds in the Income Segment.
If you terminate the GLWB Rider, a final pro-rated Guarantee Benefit Fee will be deducted based on the portion of the last quarter that the GLWB Rider was in effect.
The Covered Funds
The GLWB Rider provides protection relating to your Covered Funds by ensuring that, regardless of how your Covered Funds actually perform or the actual Covered Fund Value when you begin your GAWs for retirement or other purposes, you will receive predictable income payments for as long as you live so long as specified conditions are met.
The Covered Funds may be managed in a more conservative fashion than other Portfolios available to you, which may reduce overall volatility in investment performance, may reduce investment returns and may reduce the likelihood that we will be required to make payments under the GLWB Rider. The reduction in volatility permits us to more effectively provide the guarantees under the Rider. If you do not purchase the GLWB Rider, it is possible that you may invest in other Portfolios that experience higher growth or lower losses, depending on the market, than the Covered Funds’ experience. It is impossible to know how various investments will fare on a comparative basis.
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We may, with the approval of the New York Department of Financial Services, but without your consent, offer new Covered Funds or cease offering Covered Funds. We may make such a change due to a fund reorganization, fund substitution, to help protect our ability to provide the guarantees under the GLWB Rider, or otherwise. If such a change is required, we will notify you in writing prior to the effective date of such change (generally 90 calendar days unless we are required to give less notice) to allow you to reallocate your Covered Fund Value to maintain your GLWB Rider benefits. If a Covered Fund is closed, you will maintain your Benefit Base in that Covered Fund and all rights under the Rider unless and until you Transfer assets out of the Covered Fund or terminate your Contract, in which case your GLWB Rider will terminate. If you are if investing via an Automatic Bank Draft Plan to the closing Covered Fund or utilizing an automatic custom transfer feature such as dollar cost averaging involving the closing Covered Fund, you should contact an annuity account representative to make alternate arrangements. Also, see the sections “Addition, Deletion or Substitution of Sub-Accounts” and “Dollar Cost Averaging,” below.
Covered Fund Value
Your Covered Fund Value is the aggregate value of each Covered Fund. Your Covered Fund Value may increase with positive market performance or by Contributions to the Income Segment. Your Covered Fund Value may decrease with negative market performance, deduction of the Guarantee Benefit Fee or by taking an Excess Withdrawal or Guaranteed Annual Withdrawals. Your Guarantee Benefit Fee will be calculated based on your Covered Fund Value (for applications signed before May 1, 2017) or your Benefit Base (for applications signed on or after May 1, 2017) as of the date the fee is deducted each quarter.
The Benefit Base
The Benefit Base is separate from your Covered Fund Value. It is not a cash value. Rather, your Benefit Base is used to calculate your GAW during the GAW Phase and the Settlement Phase. Your Benefit Base and your Covered Fund Value may not be equal to one another. Although your Benefit Base is related to your Covered Fund Value in that your Benefit Base will be ratcheted up if the Covered Fund Value is greater than your Benefit Base on the Ratchet Date, at all other times during the year your Covered Fund Value may be higher or lower than the Benefit Base depending on market performance and other factors impacting the Covered Funds. Your Initial Benefit Base is the sum of all GLWB Rider Contributions initially allocated to the Covered Funds in the Income Segment on the GLWB Rider Election Date.
•	We increase your Benefit Base on a dollar-for-dollar basis each time you make a GLWB Rider Contribution to a Covered Fund.
•	We decrease your Benefit Base on a proportionate basis each time you make an Excess Withdrawal.
•	On each Ratchet Date during the GLWB Accumulation Phase and the GAW Phase, we will increase your Benefit Base to equal your current Covered Fund Value if your Covered Fund Value is greater than your Benefit Base. (If so, your Benefit Base will then reflect positive Covered Fund performance.)
•	On each Ratchet Date during the GAW Phase, we will adjust your Benefit Base to equal your current Covered Fund Value if an age reset calculation results in a higher GAW amount (see “Reset of the GAW% During the GAW Phase,” below).
A few things to keep in mind regarding the Benefit Base:
•	The Benefit Base is used only for purposes of calculating the Guarantee Benefit Fee, and calculating your Installment Payments during the GAW Phase and the GLWB Settlement Phase. It has no other purpose. The Benefit Base does not provide and is not available as a cash value or settlement value.
•	It is important that you do not confuse your Benefit Base with the Covered Fund Value.
•	During the GLWB Accumulation Phase and the GAW Phase, the Benefit Base will be re-calculated on an annual basis, as described below, and each time you make a GLWB Rider Contribution or take an Excess Withdrawal.
In the event that Great-West requires a Transfer from a Covered Fund as a result of such Covered Fund being eliminated or liquidated, your Benefit Base will be preserved and your Covered Fund Value will be Transferred to a replacement Covered Fund.
Subsequent Contributions to Your Covered Funds
During the GLWB Accumulation Phase and the GAW Phase, you may make additional GLWB Rider Contributions to the Covered Funds in addition to your initial GLWB Rider Contribution. Any subsequent GLWB Rider Contribution is subject to any minimum investment or Transfer requirements imposed by the Contract. Please see each Covered Fund prospectus for more information.
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All additional GLWB Rider Contributions made after the GLWB Rider Election Date will increase the Benefit Base dollar-for-dollar on the date the GLWB Rider Contribution is made. Although a GLWB Rider Contribution will increase your Benefit Base, it will not automatically reset your Installment amount. Contact our office if you would like to increase Installments to your maximum allowed. We will not consider the additional purchase of shares of a Covered Fund through reinvested dividends, capital gains, and/or settlements to be a GLWB Rider Contribution. However, they will increase the Covered Fund Value.
We reserve the right to reject additional GLWB Rider Contributions at any time for certain reasons (see Rights Reserved by Great-West, below). Great-West will provide you with 30 days prior written notice if it determines not to accept additional GLWB Rider Contributions. If Great-West refuses additional GLWB Rider Contributions, you will retain all other rights under the GLWB Rider.
Annual Adjustments to Your Benefit Base
During the Accumulation Phase, a Ratchet Date is the anniversary of the Owner’s GLWB Rider Election Date and each anniversary thereafter. On each Ratchet Date, we will evaluate your Benefit Base, and will adjust your Benefit Base to equal the greater of:
•	your current Benefit Base; or
•	your current Covered Fund Value.
It is important to be aware that even though your Covered Fund Value may increase throughout the year due to capital appreciation, the Benefit Base will not similarly increase until the next Ratchet Date. Unlike Covered Fund Value, your Benefit Base will never decrease solely due to negative Covered Fund performance.
It is important to note that annual adjustments to your Benefit Base will not impact your Covered Fund Value. Your Covered Fund Value can only increase or decrease as described above.
Benefit Base Cap
The Benefit Base may not exceed $5 million. Any Covered Fund Value over $5 million will be considered excess Covered Fund Value and will not be used to calculate GAWs. An Owner may Transfer or Distribute any excess Covered Fund Value on a dollar for dollar basis without reducing the Benefit Base and such transfers will not be considered an Excess Withdrawal. However, if the Covered Fund Value falls below $5 million due to an Excess Withdrawal, the Benefit Base will be adjusted as described below.
Excess Withdrawals
The Benefit Base may be adjusted as a result of Excess Withdrawals. During the GLWB Accumulation Phase, except as described above with respect to the Benefit Base Cap, any withdrawals or Transfers from your Covered Fund Value will be categorized as Excess Withdrawals. This may include Transfers from the Income Segment Covered Funds to any Investment Segment Portfolio. The Contract currently offers four Covered Funds. Great-West may make additional or fewer Covered Funds available to Contract Owners in the future.
You may make withdrawals or change your investments at any time and in any amount that you wish, subject to any federal tax limitations. Additionally, any withdrawals to satisfy your required minimum distribution obligations under the Code (Qualified Annuity Contract Owners only) will be considered an Excess Withdrawal if taken during the GLWB Accumulation Phase.
You should carefully consider the effect of an Excess Withdrawal on both the Benefit Base and the Covered Fund Value during the GLWB Accumulation Phase, as this may affect your future benefits under the GLWB Rider. You are solely responsible for any adverse consequences that may result from any Distributions or withdrawals. You should consult with a financial advisor prior to taking a Distribution or making a withdrawal. In the event you decide to take an Excess Withdrawal, as discussed below, your Covered Fund Value will be adjusted dollar-for-dollar in the amount of the Excess Withdrawal. The Benefit Base will be adjusted at the time the Excess Withdrawal is made by the ratio of the Covered Fund Value immediately after the Excess Withdrawal to the Covered Fund Value immediately before the Excess Withdrawal. Accordingly, your Benefit Base could be reduced by more than the amount of the withdrawal.
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Types of Excess Withdrawals
A Distribution (when an amount is paid to you out of your Covered Fund Value) or Transfer (the movement of money from a Covered Fund to any other Sub-Account) during the GLWB Accumulation Phase is considered an Excess Withdrawal. An Excess Withdrawal will reduce your Benefit Base and Covered Fund Value. If you Transfer any amount out of the GLWB Rider, then you will be prohibited from making any Transfers into the GLWB Rider for at least ninety (90) calendar days.
Numerical Example
Excess Withdrawals during the GLWB Accumulation Phase are illustrated as follows:
Covered Fund Value before the Excess Withdrawal adjustment = $50,000
Benefit Base = $100,000
Excess Withdrawal amount: $10,000
Covered Fund Value after adjustment= $50,000 - $10,000 = $40,000
Covered Fund Value adjustment = $40,000/$50,000 = 0.80
Adjusted Benefit Base = $100,000 x 0.80 = $80,000
Fees Associated with the Covered Funds
Neither the Guarantee Benefit Fee nor the M&E Charge shall be treated as an Excess Withdrawal.
Treatment of a Distribution During the GLWB Accumulation Phase
At the time of any partial or periodic Distribution, if the Covered Person is 59 1⁄2 years of age or older, you may elect to begin the GAW Phase (as described below) and begin receiving GAWs at that time. If you choose not to begin the GAW Phase, the Distribution will be treated as an Excess Withdrawal and will reduce your Covered Fund Value and your Benefit Base (as described above).
If the Covered Person is not yet 59 1⁄2 years old, then any partial or periodic Distribution will be treated as an Excess Withdrawal as described above.
Any Distribution made during the Accumulation Phase to satisfy any contribution limitation imposed under federal law will be considered an Excess Withdrawal at all times. You should consult a qualified tax advisor regarding contribution limits and other tax implications.
Death During the GLWB Accumulation Phase
If an Owner dies before the Initial Installment Date, the GLWB will terminate and the Covered Fund Value shall be paid to the Beneficiary in accordance with the terms of the Contract (unless a Spouse Beneficiary makes an election to continue the Contract as provided in this section).
If a Spouse Beneficiary who was legally married to the deceased Owner under applicable law as of the date of death becomes the sole Owner and Beneficiary under the terms of the Contract, the Spouse Beneficiary may continue the Contract and maintain the deceased Owner’s current Benefit Base as of the date of death. In this case, the Ratchet Date will continue to be the same date as it was under the deceased Owner. A Spouse Beneficiary also has the option to establish a new GLWB Rider Election Date with a new Benefit Base based on the current Covered Fund Value. In this case, the Ratchet Date will be the anniversary of the new GLWB Rider Election Date. In either situation, the Spouse Beneficiary shall become the sole Owner. The new Owner will be subject to all terms and conditions of the GLWB Rider, Contract and the Code, if applicable. Any election made by a Spouse Beneficiary pursuant to this section is irrevocable.
A non-Spouse Beneficiary cannot elect to maintain the Benefit Base. Upon the death of the Owner, the deceased Owner’s Covered Fund Value will be liquidated and will be transferred into the Schwab Government Money Market Sub-Account, or any other fund as approved by Great-West and distributed to the non-Spouse Beneficiary.
When the Contract is owned by a Non-Grantor Trust, upon the death of the Annuitant, the Covered Fund Value will be liquidated and transferred into the Schwab Government Money Market Sub-Account, and the Death Benefit payable under the Contract will be paid. If either Joint Annuitant dies, the GLWB will continue with the remaining single Annuitant in accordance with the death distribution rules under the Code unless the Owner elects to receive the Death Benefit.
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If the Owner has elected a Restricted Beneficiary Payout Option and a Beneficiary is not entitled to continue the Contract, the Covered Fund Value will be liquidated and transferred into the Schwab Government Money Market Sub-Account, and then distributed to the Beneficiary according to the terms of the Restricted Beneficiary Payout Options elected. See “Restricted Beneficiary Payout Options” above for more information.
GAW Phase
The GAW Phase begins when you elect to receive GAWs under the GLWB Rider. The GAW Phase continues until the Covered Fund Value reaches zero and the GLWB Settlement Phase begins. The GAW Phase cannot begin until all Covered Persons attain age 59 1⁄2.
To initiate the GAW Phase, you must submit a written Request to Great-West. At that time, you must provide sufficient documentation in good order and in a manner reasonably satisfactory to Great-West for Great-West to determine the age of each Covered Person. You may also begin the GAW Phase by initiating a Distribution while you are in the GLWB Accumulation Phase and the Covered Person(s) is 59 1⁄2 years of age or older. At that time, you may elect to begin receiving Installments and establish your GAW%. If you choose not to initiate the GAW Phase, the Distribution will be treated as an Excess Withdrawal and the GAW Phase will not begin. If the Covered Person(s) is not yet 59 1⁄2 years old, then any partial or periodic Distribution will be treated as an Excess Withdrawal and the GAW Phase will not begin. In these situations, the Benefit Base will be adjusted by the ratio of the Covered Fund Value after the Excess Withdrawal to the previous Covered Fund Value.
Because the GAW Phase cannot begin until all Covered Persons under the GLWB Rider attain age 59 1⁄2, any Distributions taken before then will be considered Excess Withdrawals and will be deducted from the Covered Fund Value and Benefit Base. See “GLWB Accumulation Phase” above. If the Annuity Account is not held jointly, the Owner’s Spouse must be the sole Beneficiary. Installments will not begin until such change is made.
Because of decreasing life expectancy as you age, in certain circumstances, the longer you wait to start taking GAWs, the less likely it is that you will benefit from your GLWB Rider. On the other hand, the earlier you begin taking GAWs, the lower the GAW Percentage you will receive and therefore the lower your GAWs (if any) will be. You should talk to your tax advisor before initiating the GAW Phase to determine the most financially beneficial time for you to begin taking GAWs.
Calculation of Guaranteed Annual Withdrawals
It is important that you understand how the GAW is calculated because it will affect the benefits you receive under the GLWB Rider. Once you initiate the GAW Phase by submitting a Request to begin receiving GAW payments, we will verify the age of the Covered Person(s) and then determine the amount of the GAW.
To determine the amount of the GAW, we will compare the current Benefit Base to the current Covered Fund Value on the Initial Installment Date. If the Covered Fund Value is greater than the Benefit Base, we will increase the Benefit Base to equal the Covered Fund Value, and the GAW will be based on the increased Benefit Base amount.
During the GAW Phase, your Benefit Base may receive an annual adjustment. This adjustment is discussed below, and, if applicable, will occur on your Ratchet Date. Your Ratchet Date will become the anniversary of the Initial Installment Date and will no longer be the anniversary of the GLWB Rider Election Date as it was during the GLWB Accumulation Phase.
We use your Benefit Base to calculate the GAW you receive. However, even though the Benefit Base may be adjusted annually, your GAW% will not change unless there is a Reset of the GAW%. See “Reset of the GAW% During the GAW Phase” below.
To calculate the GAW for applications signed on or after May 1, 2020, on the Initial Installment Date we multiply the Benefit Base by the GAW% contained in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract. For Contracts signed before May 1, 2020, see the Appendix to this Prospectus entitled “Historical Guaranteed Annual Withdrawal Percentages from Prior Rate Sheet Supplements”. Unless otherwise requested, the amount of the initial Installment equals the GAW divided by the number of payments per year under the Installment Frequency Option you have chosen. We may allow Installments that annually total less than the GAW.
It is important to note that Installments during the GAW Phase will reduce your Covered Fund Value on a dollar-for-dollar basis, but they will not reduce your Benefit Base.
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Calculation of GAW Amount
The GAW% is based on the age of the Covered Person(s) as of the date we calculate the first Installment. If there are two Covered Persons, the GAW% is based on the age of the younger Covered Person.
Examples are set forth below. If you would like more information on your GAW% or Joint GAW%, or for a copy of the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, please contact our Retirement Resource Operations Center.
Numerical Examples of the Guaranteed Annual Withdrawal
(GAW% and Joint GAW% rates used in these examples are for illustration purposes only. The rates applicable to you are disclosed in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract.)
Scenario #1: 66 Year Old Single Covered Person
Benefit Base = $80,000
Single GAW% = 5.00%
GAW = $4,000 ($80,000 x 5.00%)
Scenario #2: 68 Year Old Joint Covered Person with a 63 Year Old Spouse
Benefit Base = $80,000
Joint GAW% = 3.50% (for 63 year old)
GAW = $2,800 ($80,000 x 3.50%)
Scenario #3: 60 Year Old Single Covered Person
Benefit Base = $80,000
Single GAW% = 4.00%
GAW = $3,200 ($80,000 x 4.00%)
Scenario #4: 71 Year Old Joint Covered Person with a 65 Year Old Spouse
Benefit Base = $80,000
Joint GAW% = 4.50% (for a 65 year old)
GAW = $3,600 ($80,000 x 4.50%)
Any election which affects the calculation of the GAW is irrevocable. Please consider all relevant factors when making an election to begin the GAW Phase. For example, an election to begin receiving Installments based on a sole Covered Person cannot subsequently be changed to Joint Covered Persons once the GAW Phase has begun. Similarly, an election to receive Installments based on Joint Covered Persons cannot subsequently be changed to a sole Covered Person. Installments will reduce the Covered Fund Value on a dollar-for-dollar basis.
Installment Frequency Options
Your Installment Frequency Options are as follows:
(a)	Annual – the GAW will be paid on the Initial Installment Date and each anniversary annually, or next business day, thereafter.
(b)	Semi-Annual – half of the GAW will be paid on the Initial Installment Date and in Installments every 6 month anniversary, or next business day, thereafter.
(c)	Quarterly – one quarter of the GAW will be paid on the Initial Installment Date and in Installments every 3 month anniversary, or next business day, thereafter.
(d)	Monthly – one-twelfth of the GAW will be paid on the Initial Installment Date and in Installments every monthly anniversary, or next business day, thereafter.
You may request to change the Installment Frequency Option starting on each Ratchet Date during the GAW Phase.
Great-West may allow Installments that in total over the year are less than the GAW. If the total GAW amount is not taken as Installments, the amount not taken does not increase future GAW amounts.
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Lump Sum Distribution Option
At any time during the GAW Phase, if you are receiving Installments more frequently than annually, you may elect to take a lump sum Distribution up to the remaining scheduled amount of the GAW for that year.
Numerical Example of Lump Sum Distribution
Assume the following:
GAW = $4,800 with a monthly distribution of $400
Three monthly Installments have been made (3 x $400 = $1,200)
Remaining GAW = GAW – paid Installments to date = $4,800 - $1,200 = $3,600
So, a Lump Sum Distribution of $3,600 may be taken.
Suspending and Re-Commencing Installments After a Lump Sum Distribution
It is your responsibility to Request the suspension of the remaining Installments that are scheduled to be paid during the year until the next Ratchet Date. If you choose not to suspend the remaining Installments for the year, an Excess Withdrawal may occur. See “Effect of Excess Withdrawals During the GAW Phase” below.
After receiving a Lump Sum Distribution and suspending Installments, you must notify Great-West that you wish to recommence Installment payments for the next year. Great-West must receive notice 30 calendar days before the next Ratchet Date that you wish to recommence payments; otherwise, Great-West will not make any Installments. The Ratchet Date will not change if Installments are suspended.
You are solely responsible for any adverse consequences that may result from any Distributions or withdrawals. You should consult with a financial advisor prior to making any withdrawals.
Ratchet to Benefit Base During the GAW Phase
Once a year, on your Ratchet Date, we will review your GAW and may make an adjustment by increasing your GAW amount. This adjustment, if applicable, will be made by a Ratchet. Just like the Accumulation Phase, we will compare the Covered Fund Value to determine if it exceeds the Benefit Base. If so, we will adjust the Benefit Base to equal the Covered Fund Value.
On each Ratchet Date, the Benefit Base automatically adjusts to the greater of:
(a)	the current Benefit Base; or
(b)	the current Covered Fund Value.
GAWs will adjust annually on the Ratchet Date based on the new Benefit Base. This information will be reflected in your quarterly statement and online.
Installments will not change unless Requested by the Owner. You may Request to change your Installments at the time you elect your GLWB Rider by providing standing instructions to maximize your Installments, or at any time before your next Ratchet Date by contacting the Retirement Resource Operations Center.
Reset of the GAW% During the GAW Phase
Annually, Great-West shall multiply the Covered Fund Value, subject to the Benefit Base Cap, as of the Ratchet Date by the Attained Age GAW% (based on your or the younger Joint Covered Person’s Attained Age on the Ratchet Date) and determine if it is higher than the current Benefit Base multiplied by the current GAW%. Great-West will then provide the Owner with the result of this calculation. This information will be reflected in your quarterly statement and online.
Installments will not change unless Requested by the Owner. You may Request to change your Installments at the time you elect your GLWB Rider by providing standing instructions to maximize your Installments, or at any time before your next Ratchet Date by contacting the Retirement Resource Operations Center.
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If beneficial, the current GAW% will change to the Attained Age GAW% and the Benefit Base will change to the current Covered Fund Value as of the Ratchet Date. If the Reset takes effect, it will be effective on the Ratchet Date as the Ratchet Date does not change due to Reset.
Example:
If (Attained Age GAW%) x (Covered Fund Value as of Ratchet Date)
is greater than (Current GAW%) x (Current Benefit Base)
then (Attained Age GAW%) x (Covered Fund Value as of Ratchet Date) becomes new GAW and (Covered Fund Value) = (New Benefit Base)
Numerical Example When Reset is Beneficial:
Age at Initial Installment Date = 60
Attained Age = 70
Covered Fund Value = $120,000
Current Benefit Base = $125,000
Current GAW% before Ratchet Date = 4%
Attained Age GAW% after Ratchet Date = 5.5%

(Current GAW%) x (Current Benefit Base) = 4% x $125,000 = $5,000
(Attained Age GAW%) x (Covered Fund Value) = 5.5% x $120,000 = $6,600

So New GAW is $6,600
New Benefit Base is $120,000
New GAW% of 5.5% will take effect.
Numerical Example When Reset is NOT Beneficial:
Age at Initial Installment Date = 60
Attained Age = 70
Covered Fund Value = $75,000
Current Benefit Base = $125,000
Current GAW% before Ratchet = 4%
Attained Age GAW% after Ratchet Date = 5.5%

(Current GAW%) x (Current Benefit Base) = 4% x $125,000 = $5,000
(Attained age withdrawal %) x (Covered Fund Value) = 5.5% x $75,000 = $4,125

So Because $4,125 is less than current GAW of $5,000, no Reset of the GAW% will take effect.
Additional GLWB Rider Contributions During the GAW Phase
Additional GLWB Rider Contributions made after the Initial Installment Date will increase the Benefit Base dollar-for-dollar on the date the GLWB Rider Contribution is made and will increase the GAW amount for the current year.
To calculate the new GAW amount, we multiply the new Benefit Base by the current GAW%.
Installments will not change unless Requested by the Owner. You may Request to change your Installments at the time you elect your GLWB Rider by providing standing instructions to maximize your Installments, or at any time before your next Ratchet Date by contacting the Retirement Resource Operations Center.
Payments on Death During GAW Phase
If an Owner Dies After the Initial Installment Date as a Single Covered Person for Non-Qualified Annuity Contracts
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If an Owner dies after the Initial Installment Date without a second Covered Person, the GLWB will terminate and no further Installments will be paid. If the death occurs before the GLWB Settlement Phase, the remaining Covered Fund Value will be liquidated and will be transferred into the Schwab Government Money Market Portfolio Sub-Account, and distributed to the Beneficiary. If permitted by the Contract and the Code, if applicable, the Beneficiary may elect to have a new Contract issued with the Beneficiary as the sole Owner and Covered Person, in which event an initial Benefit Base shall be established and he or she will be subject to all terms and conditions of the Contract and the Code, if applicable. Any election made by the Beneficiary is irrevocable.
If the Owner has elected a Restricted Beneficiary Payout Option, the Covered Fund Value will be liquidated and transferred into the Schwab Government Money Market Sub-Account and then distributed to the Beneficiary according to the terms of the Restricted Beneficiary Payout Options elected. See “Restricted Beneficiary Payout Options” above for more information.
If an Owner Dies After the Initial Installment Date while Second Covered Person is Living for Non-Qualified Annuity Contracts
Upon the death of an Owner after the Initial Installment Date, and while a second Covered Person who was legally married to the deceased Owner under applicable state law on the date of death is still living, the surviving Covered Person will become the sole Owner and Beneficiary (if permitted by the terms of the Contract and the Code, if applicable), and he or she will acquire all rights under the Contract and will continue to receive GAWs based on the deceased Owner’s election. Installments may continue to be paid to the surviving Covered Person based on the GAW% for Joint Covered Persons. Installments will continue to be paid to the surviving Covered Person until his or her death and, upon death, the surviving Covered Person’s Beneficiary will receive any remaining Covered Fund Value if such death occurs before the GLWB Settlement Phase. Alternatively, the surviving Covered Person may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution. In either situation the Ratchet Date will be the date when the Annuity Account is established.
For Contracts owned by Non-Grantor Trusts, Installments will continue to be paid to the surviving Covered Person in accordance with permissible distributions under the Code and other applicable state and federal laws, rules and regulations governing such benefit payments. Alternatively, the surviving Covered Person may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution. The Ratchet Date will be the date when the Annuity Account is established.
If the Owner has elected a Restricted Beneficiary Payout Option and the Beneficiary is not entitled to continue the Contract, the Covered Fund Value will be liquidated and transferred into the Schwab Government Money Market Sub-Account and then distributed to the Beneficiary according to the terms of the Restricted Beneficiary Payout Options elected. See “Restricted Beneficiary Payout Options” above for more information.
If the surviving Covered Person/Beneficiary becomes the sole Owner, then he or she will be subject to all terms and conditions of the Contract, the GLWB Rider and the Code, if applicable.
Any election made by the Beneficiary pursuant to this section is irrevocable.
If the Owner Dies After the Initial Installment Date as a Single Covered Person for Qualified Annuity Contracts
If the Owner dies after the Initial Installment Date without a second Covered Person, the GLWB will terminate and no further Installments will be paid. If the death occurs before the GLWB Settlement Phase, the remaining Covered Fund Value shall be distributed to the Beneficiary in accordance with the terms of the Contract. If permitted by the Contract and the Code, the Owner’s Beneficiary may elect to continue the Contract in which event an initial Benefit Base shall be established and he or she will be subject to all terms and conditions of the GLWB Rider and the Code. Any election made by the Beneficiary is irrevocable.
If the Owner has elected a Restricted Beneficiary Payout Option and the Beneficiary is not entitled to continue the Contract, the Covered Fund Value will be liquidated and transferred into the Schwab Government Money Market Sub-Account and then distributed to the Beneficiary according to the terms of the Restricted Beneficiary Payout Options elected. See “Restricted Beneficiary Payout Options” above for more information.
If the Owner Dies After the Initial Installment Date while Second Covered Person is Living for Qualified Annuity Contracts
Upon the death of an Owner after the Initial Installment Date, and while the second Covered Person is still living, the second Covered Person/Beneficiary may elect to become an Owner (if permitted by the Contract and the Code) and he or she will acquire all rights under the GLWB Rider and continue to receive GAWs based on the original Owner’s election. Installments may continue to be paid to the surviving Covered Person based on the GAW% for Joint Covered Persons. Installments will continue to be paid to the surviving Covered
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Person until his or her death and, upon death, the surviving Covered Person’s Beneficiary will receive any remaining Covered Fund Value. Alternatively, he or she may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to become an Owner. In either situation the Ratchet Date will be the date when the Account is established.
If the Owner has elected a Restricted Beneficiary Payout Option and the Beneficiary is not entitled to continue the Contract, the Covered Fund Value will be liquidated and transferred into the Schwab Government Money Market Sub-Account and then distributed to the Beneficiary according to the terms of the Restricted Beneficiary Payout Options elected. See “Restricted Beneficiary Payout Options” above for more information.
To the extent the Beneficiary becomes an Owner, he or she will be subject to all terms and conditions of the GLWB Rider and the Code.
Effect of Excess Withdrawals During the GAW Phase
After the Initial Installment Date, the portion of Distributions or Transfers that, combined with all other amounts, exceeds the GAW amount will be considered an Excess Withdrawal. The Benefit Base will be adjusted by the ratio of the new Covered Fund Value (after the Excess Withdrawal) to the previous Covered Fund Value (before the Excess Withdrawal). If an Excess Withdrawal occurs, the GAW and current Benefit Base will be adjusted on the next Ratchet Date.
If an Owner makes a Request for a Distribution or Transfer over the telephone, Great-West will advise the Owner whether such Distribution or Transfer will be considered an Excess Withdrawal and/or advise the maximum amount that he or she could receive prior to the Distribution or Transfer being considered an Excess Withdrawal. Alternatively, if an Owner makes a Request in writing, Great-West will advise the Owner that Excess Withdrawals could reduce future benefits by more than the dollar amount of the Excess Withdrawal and that the Owner may contact Great-West by telephone to determine whether, as of the date of the Request, the requested Distribution or Transfer would be considered an Excess Withdrawal. The actual dollar effect of such Distribution or Transfer will be determined as of the date that Great-West receives the Request, subject to the terms set forth in the written Request.
Numerical Example:
Covered Fund Value before GAW =	$55,500
Benefit Base =	$100,000
GAW % =	5.5%
GAW Amount =	$100,000 x 5.5% = $5,500

Total annual withdrawal:	$10,500
Excess Withdrawal =	$10,500 – $5,500 = $5,000
Covered Fund Value after GAW =	$55,500 – $5,500 = $50,000
Covered Fund Value after Excess Withdrawal =	$50,000 – $5,000 = $45,000
Adjustment due to Excess Withdrawal =	$45,000/$50,000 = 0.90
Adjusted Benefit Base =	$100,000 x 0.90 = $90,000
Adjusted GAW Amount =	$90,000 x 5.5% = $4,950
(Assuming no GAW increase on succeeding Ratchet Date)
GLWB Settlement Phase
The GLWB Settlement Phase begins when the Covered Fund Value has reduced to zero as a result of negative Covered Fund performance, payment of the Guarantee Benefit Fee, certain other fees (e.g., Mortality and Expense fees, advisory fees or asset management fees), and/or GAWs, but the Benefit Base is still positive.
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When the GLWB Settlement Phase begins, if the remaining Covered Fund Value is less than the amount of the final Installment in the GAW Phase, Great-West will pay the remaining balance of the Installment within 7 days from the Installment Date. Installments continue for your life under the terms of the GLWB Rider, but all other rights and benefits under the GLWB Rider will terminate. Installments will continue in the same frequency as previously elected, and cannot be changed during the Settlement Phase. During the Settlement Phase, Installments from one anniversary to the next will equal the Guaranteed Annual Withdrawal Amount.
Distributions and Transfers are not permitted during the Settlement Phase.
During the Settlement Phase, the Guarantee Benefit Fee will not be deducted. When the last Covered Person dies during the Settlement Phase, the Rider will terminate and no Installments will be paid to the Beneficiary.
Divorce and the Income Segment
Divorce During the GLWB Accumulation Phase – Non-Qualified Annuity Contracts
If the Annuity Account is transferred or split pursuant to a settlement agreement or a court-issued divorce Decree before the Initial Installment Date, the Owner(s) must immediately notify us and provide a copy of the Decree and any other information that we may require.
If the former Spouse of the Owner becomes the sole Owner of the Annuity Account by a settlement agreement or a court-issued divorce Decree, the Owner may request that the Contract be reissued with the former Spouse as the sole Owner. If the Contract is so reissued, the current Benefit Base will be maintained.
If the Annuity Account is divided between the Owner and the Owner’s former Spouse by a settlement agreement or a court-issued divorce Decree, the Owner(s) may request that the current Contract will be maintained and a new Contract will be issued to the former Spouse, with the Owner and the former Spouse each being a Covered Person under his/her own Contract. If the Contract is reissued as one new Contract, the Benefit Base will be proportionate to the share of the Covered Fund Value allocated to the former Spouse as of the date of reissuance. If the Contract is reissued as two new Contracts, the Benefit Base will be divided in the same proportion as the respective Covered Fund Values as of the date of reissuance.
Divorce During the GLWB Accumulation Phase – Qualified Annuity Contracts
Pursuant to Section 408(d)(6) of the Code and the regulations thereunder, Great-West will make payment to the Alternate Payee and/or establish an Annuity Account on behalf of the Alternate Payee named in a Decree received during the GLWB Accumulation Phase. The Alternate Payee shall be responsible for submitting a Request to begin Distributions in accordance with the Code.
If the Alternate Payee named in the Decree is the Owner’s Spouse during the Accumulation Phase, he or she may elect to become an Owner, either by maintaining the current Benefit Base of the previous Owner, divided pursuant to the terms of the Decree, or establishing a new Benefit Base based on the current Covered Fund Value on the date his or her Annuity Account is established and he or she will continue as an Owner. If the Alternate Payee elects to maintain the current Benefit Base, the Benefit Base will be divided between the Owner and the Alternate Payee in the same proportion as their respective Covered Fund Values pursuant to the terms of the Decree In either situation, the Alternate Payee’s Election Date shall be the date the Annuity Account is established.
To the extent that the Alternate Payee becomes an Owner, she or he will be subject to all terms and conditions of the Contract.
Any election made by the Alternate Payee pursuant to this section is irrevocable.
Divorce During the GAW Phase – Non-Qualified Annuity Contracts
If the Annuity Account is transferred or split pursuant to a settlement agreement or a court-issued divorce Decree after the Initial Installment Date but before the GLWB Settlement Phase, the Owner(s) must immediately notify Great-West and provide the information that Great-West requires.
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Pursuant to the agreement or decree, if there is a single Covered Person, the Benefit Base and GAW will be divided between the Spouses in the same proportion as each respective Spouses’s Covered Fund Values as of the effective date of the agreement or decree. The Owner may continue to receive proportional GAWs after the Annuity Accounts are split. The former Spouse may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to become and Owner and receive his or her proportional GAWs.
Pursuant to the agreement or decree, if there are two Covered Persons, the Benefit Base and GAW will be divided in the same proportion as each respective Spouse’s Covered Fund Values as of the effective date of the agreement or decree. The Owner may continue to receive the proportional GAWs after the Annuity Accounts are split, based on the amounts calculated pursuant to the Joint Covered Persons GAW%. The former Spouse may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to continue proportionate GAWs in the GAW Phase based on the amounts calculated pursuant to the Joint Covered Persons GAW% after the Annuity Accounts are split. A new Installment anniversary date will be established for the former Spouse on the date the Annuity Accounts are split.
In the alternative, the former Spouse may establish a new GLWB in the Accumulation Phase with the Benefit Base based on the current Covered Fund Value on the date his or her Annuity Account is established.
To the extent that the former Spouse becomes an Owner, he or she will be subject to all terms and conditions of the GLWB Rider and the Code.
Any election made by the former Spouse pursuant to this section is irrevocable.
Divorce During the GAW Phase – Qualified Annuity Contracts
Pursuant to Section 408(d)(6) of the Code and the regulations thereunder, Great-West will make payment to the Alternate Payee and/or establish an Annuity Account on behalf of the Alternate Payee named in a Decree approved during the GAW Phase. The Alternate Payee shall be responsible for submitting a Request to begin Distributions in accordance with the Code.
Pursuant to the instructions in the Decree, if there is a single Covered Person, the Benefit Base and GAW will be divided in the same proportion as each respective Spouse’s Covered Fund Values as of the effective date of the Decree. The Owner may continue to receive the proportional GAWs after the Annuity Accounts are split. If the Alternate Payee is the Owner’s Spouse, he or she may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to become an Owner.
Pursuant to the instructions in the Decree, if there are two Covered Persons, the Benefit Base and GAW will be divided in the same proportion as each respective Spouse’s Covered Fund Values as of the effective date of the Decree. The Owner may continue to receive the proportional GAWs after the Annuity Accounts are split, based on the amounts calculated pursuant to the Joint Covered Persons GAW%. If the Alternate Payee is the Owner’s Spouse, he or she may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to continue proportionate GAWs in the GAW Phase based on the amounts calculated pursuant to the Joint Covered Persons GAW% after the Annuity Accounts are split. A new Installment anniversary date will be established for the Alternate Payee on the date the Annuity Accounts are split.
In the alternative, the Alternate Payee may establish a new GLWB in the Accumulation Phase with the Benefit Base based on the current Covered Fund Value on the date his or her Annuity Account is established.
To the extent that the Alternate Payee becomes an Owner, he or she will be subject to all terms and conditions of the GLWB Rider and the Code.
Any election made by the Alternate Payee pursuant to this section is irrevocable.
Divorce During the GLWB Settlement Phase
If a Request is made in connection with a divorce, Great-West will divide the Installment pursuant to the terms of any settlement or divorce decree. Installments will continue pursuant to the lives of each payee.
Termination of the GLWB Rider
The GLWB Rider will terminate automatically upon the earliest of:
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(a)	the date of death of the Owner if there is no surviving Covered Person;
(b)	the date of death of the Annuitant if there is no surviving Covered Person of a Contract held by a Non-Grantor Trust;
(c)	the date Death Benefits are paid to the Owner of a Contract held by a Non-Grantor Trust;
(d)	the date there is no longer a Covered Person under the GLWB Rider;
(e)	the date the Contract is terminated;
(f)	the date the Benefit Base is reduced to zero prior to the GLWB Settlement Phase due to one or more Excess Withdrawals;
(g)	the Annuity Commencement Date, if no Installments have been taken; or
(h)	the date a Non-Qualified Annuity Contract and Rider are assigned to a new Owner if the Covered Person(s) is/are changed.
If the GLWB is canceled, the Benefit Base, GAW and any other benefit accrued or received under the GLWB shall terminate. The Owner may not make any subsequent Transfers or GLWB Rider Contributions into the GLWB Rider until at least ninety (90) calendar days after termination of the GLWB, at which point a new GLWB Rider Election Date shall be recorded. In such an event, the Benefit Base will be based on the current Covered Fund Value on the date the new GLWB is established.
We will not provide Owners with notice prior to termination of the Contract or GLWB Rider and the Guarantee Benefit Fee will not be refunded upon termination of the GLWB Rider.
You should consult with your financial professional to assist you in determining whether the GLWB Rider is suited for your financial needs and investment risk tolerance. Adding the GLWB Rider to your Contract may not be in your interest since all conditions of the Rider must be met, an additional annual fee is imposed and a Covered Person must remain living for you to receive certain benefits. Furthermore, the GLWB Rider contains different investment options (Covered Funds) and special investment limitations with conditions than otherwise available under the Contract. You should carefully consider each of these factors before deciding if a GLWB Rider is suitable for your needs, especially at older ages.
The applicable GAW% and Joint GAW% are shown in the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, rather than at the time you select a GLWB Rider. If you would like more information on the GLWB Rider, the GAW%, or the Joint GAW% applicable to you, or for a copy of the Rate Sheet Supplement in effect at the time you signed the application to purchase your Contract, please contact our Retirement Resource Operations Center.
Seek Tax Advice
The following discussion of the federal income tax consequences is only a brief summary of general information and is not intended as tax advice to any individual. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on your individual circumstances or the circumstances of the person who receives the distribution.
You should consult a tax advisor for further information.
Federal Tax Matters
The following discussion is a general description of federal income tax considerations relating to the Contract and is not intended as tax advice. This discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all situations. If you are concerned about the tax implications relating to the ownership or use of the Contract, you should consult a competent tax advisor as to how the tax rules apply to you before initiating any transaction.
This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the IRS. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.
Because tax laws, rules, and regulations are constantly changing, we do not make any guarantees about the Contract’s tax status.
Taxation of Annuities
Section 72 of the Code governs the taxation of annuities. An owner who is a “natural person” will not generally be taxed on increases, if any, in the value of the Annuity Account Value until all or part of the Annuity Account Value is distributed (for example, withdrawals, GAW payments or annuity payouts under the annuity payout option elected). An Owner who is a “non-natural entity”, such as a Non-Grantor Trust will generally be taxed on increases, if any, in the value of the Annuity Account Value until all or part of the Annuity
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Account Value is distributed. However, if the Non-Grantor Trust is considered to be an agent for a natural person, the Contract generally will be treated as held by a natural person. You should consult with your tax advisor as to whether your Non-Grantor Trust satisfies the exception to the non-natural owner rule.
Under a Grantor Trust, the Grantor(s), who must be a natural person(s), is treated as the Owner of the Contract for tax purposes. The taxable portion of a distribution (in the form of a single sum payout, a withdrawal, a GAW payment or an annuity) is taxable as ordinary income.
If the Owner of a Contract is a non-natural person (for example, a corporation, partnership, limited liability company or trust), the Owner must generally include in income any increase in the excess of the Annuity Account Value over the “investment in the Contract” (discussed below) during each taxable year. The rule generally does not apply, however, where the non-natural person is only the nominal Owner of a Contract and the beneficial Owner is a natural person.
This rule also does not apply where:
•	The Contract is acquired by the estate of a decedent.
•	The Contract is a qualified funding asset for a structured settlement.
•	The Contract is an immediate annuity.
The following discussion generally applies to a Contract owned by a natural person.
Withdrawals
Partial withdrawals, including GAW payments and periodic withdrawals that are not part of an annuity payout, are generally treated as taxable income to the extent that the Annuity Account Value immediately before the withdrawal exceeds the “investment in the Contract” at that time. Full surrenders are treated as taxable income to the extent that the amount received exceeds the “investment in the Contract.” The taxable portion of any withdrawal is taxed at ordinary income tax rates.
The IRS has not provided guidance as to the tax treatment of the charge for the GLWB (the Guarantee Benefit Fee) under the Contract. The IRS could treat the deduction of the Guarantee Benefit Fee from the Covered Fund Value (for applications signed before May 1, 2017) or the Benefit Base (for applications signed on or after May 1, 2017) as a deemed withdrawal from the contract subject to current income tax to the extent the amount deemed received exceeds the investment in the Contract and, if applicable, the 10% premature distribution penalty tax. We do not currently report charges for the GLWB as withdrawals, but we will do so in the future if the IRS requires that we do so.
Annuity Payouts
Although the tax consequences will vary depending on the annuity form elected under the Contract, in general, only the portion of the annuity payout that exceeds the exclusion amount will be taxed. The exclusion amount is generally determined by a formula that establishes the ratio of the “investment in the Contract” to the expected return under the Contract. For variable annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the “investment in the Contract” allocated to the variable annuity payouts bears to the number of payouts expected to be made (determined by Treasury Department regulations which take into account the Annuitant’s life expectancy and the form of annuity benefit selected). However, the remainder of each annuity payout is taxable. Once the “investment in the Contract” has been fully recovered, the full amount of any additional annuity payouts is taxable. If the annuity payments stop as a result of an Annuitant’s death before full recovery of the “investment in the Contract,” you should consult a competent tax advisor regarding the deductibility of the unrecovered amount.
If part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals.
The taxable portion of any annuity payout is taxed at ordinary income tax rates.
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Penalty Tax
There may be a federal income tax penalty imposed equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:
•	Made on or after the date on which the Owner reaches age 59 1⁄2.
•	Made as a result of death or disability of the Owner.
•	Received in substantially equal periodic payouts (at least annually) for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary.
Similar penalties are imposed on premature distributions from Qualified Annuity Contracts.
For more details regarding this penalty tax and other exemptions that may be applicable, including those related to COVID-19, consult a competent tax advisor.
Taxation of Death Benefit Proceeds
Amounts may be distributed from the Contract because of the death of an Owner. Generally such amounts are included in the income of the recipient as follows:
•	If distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above.
•	If distributed under an annuity form, they are taxed in the same manner as annuity payouts, as described above.
Distribution at Death
For a Non-Qualified Annuity Contract to be treated as an annuity contract for federal income tax purposes, the terms of the Contract must provide the following two distribution rules:
•	If the Owner dies before the date annuity payouts start, the entire Annuity Account Value must generally be distributed within five years after the date of death. If payable to a designated Beneficiary, the distributions may be paid over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payouts start within one year of the Owner’s death. If the sole designated Beneficiary is the Owner’s Spouse, the Contract may be continued in the name of the Spouse as Owner.
•	If the Owner dies on or after the date annuity payouts start, and before the entire interest in the Contract has been distributed, payments under the Contract must continue on the same or on a more rapid schedule than that provided for in the method in effect on the date of death.
See the discussion below for Required Minimum Distributions from Qualified Annuity Contracts.
Diversification of Investments
For a Non-Qualified Annuity Contract to be treated as an annuity for federal income tax purposes, the investments of the Sub-Accounts must be “adequately diversified” in accordance with Treasury Department Regulations. If the Series Account or a Sub-Account failed to comply with these diversification standards, a Non-Qualified Annuity Contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxable currently on the excess of the Annuity Account Value over the “investment in the Contract.”
Although we may not control the investments of the Covered Funds or the Portfolios, we expect that the Covered Funds and the Portfolios will comply with such regulations so that the Sub-Accounts will be considered “adequately diversified.” Owners bear the risk that the entire Non-Qualified Annuity Contract could be disqualified as an annuity under the Code due to the failure of the Series Account or a Sub-Account to be deemed to be adequately diversified.
Owner Control
In connection with its issuance of temporary and proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not “provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company to be treated as the owner of the
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assets in the account” (which would result in the current taxation of the income on those assets to the Owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. We do not believe that the ownership rights of an Owner under the Contract would result in any Owner being treated as the owner of the assets of the Contract under Rev. Rul. 2003-91. However, we do not know whether the IRS will provide additional guidance on this issue and what standards that guidance may contain. Therefore, we reserve the right to modify the Contract as necessary to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Contract.
Multiple Contracts
All deferred, Non-Qualified Annuity Contracts that Great-West (or our affiliates) issues to the same Owner during any calendar year must be treated as a single annuity contract for purposes of determining the taxable amount.
Withholding
Distributions generally are subject to withholding at rates that vary according to the type of distribution and the recipient’s tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions.
Section 1035 Exchanges
Code Section 1035 provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. Generally, an annuity contract issued in an exchange for another annuity contract is treated as new for purposes of the penalty and distribution at death rules.
If the initial Contribution is made as a result of an exchange or surrender of another annuity contract, we may require you to inform us regarding the federal income tax status of the previous annuity contract.
In Revenue Procedure 2011-38, the IRS eased the restrictions on when a partial transfer between annuity contracts will be treated as a tax-free exchange under Code Section 1035. The original restrictions were imposed by Revenue Procedure 2008-24, which set forth the circumstances under which a direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract would be treated by the IRS as a tax-free exchange.
Under Rev. Proc. 2011-38:
1.	The period of time in which cash cannot be withdrawn from either contract after a partial transfer is 180 days, and
2.	Annuity payments that satisfy the partial annuitization rule of Code Section 72(a)(2) will not be treated as a distribution from either the old or new contract.
Please discuss any tax consequences concerning any contemplated or completed transactions with a competent tax advisor.
Assignment, Transfer or Exchange of the Contract
For Qualified Annuity Contracts, the Owner may not be changed and the Contract may not be transferred, sold, assigned, pledged, charged, encumbered, or in any way alienated.
For Non-Qualified Annuity Contracts, in order to assign your interest in the Contract, you must submit to us an original or certified copy of the assignment. Once we record the assignment, the Owner’s rights and those of the Beneficiary are subject to the assignment. We are not responsible for the validity of any assignment. An assignment of the Contract will result in termination of the GLWB Rider if the Covered Person(s) is/are changed. See “Termination of the GLWB Rider” above.
The designation of an Annuitant or other Beneficiary who is not also the Owner may result in adverse tax consequences that are not discussed in this Prospectus.
Assignment or transfer of Ownership while the Owner is still alive will result in cancellation of any Restricted Beneficiary Payout Options chosen by the Owner. See “Restricted Beneficiary Payout Options” above for more information.
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Investment Income Surtax
Distributions from Non-Qualified Annuity Contracts are considered “investment income” for purposes of investment income surtax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts as follows: an amount equal to the lesser of (a) “net investment income”; or (b) the excess of a taxpayer’s modified adjusted gross income over a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 for everyone else). “Net investment income” is defined for this purpose as including the excess (if any) of gross income from annuities over allowable deductions, as such terms are defined in the Health Care and Education Reconciliation Act of 2010. The term net investment income excludes any distribution from an IRA or certain other retirement plans or arrangements. The IRS has issued regulations implementing this new provision of the law. Please consult the impact of the Investment Income Surtax on you with a competent tax advisor.
Domestic Partnerships, Civil Unions, and Same-Sex Marriages
The Internal Revenue Service’s Revenue Ruling 2013-17 holds that for all federal tax purposes, including income, gift and estate tax, the IRS will recognize same-sex marriages that are legally valid in the state where the couple married, regardless of whether the state in which the couple resides would recognize the marriage. In the 2015 case, Obergefell v. Hodges, the U.S. Supreme Court required all states to issue marriage licenses to same-sex couples and to recognize same-sex marriages validly performed in other jurisdictions. For federal tax purposes, the term ‘marriage’ does not include registered domestic partnerships, civil unions, or other similar formal relationships recognized under state law that are not denominated as a marriage under that state’s law. Therefore, domestic partners and individuals in civil unions are not treated as Spouses under this Contract. You are strongly encouraged to consult with a competent tax advisor for additional information on your state’s law regarding civil unions and same-sex marriages.
Qualified Annuity Contracts
Notwithstanding any provision of the Contract or GLWB Rider, certain provisions apply to Contracts intended to qualify as Individual Retirement Annuities under section 408(b) of the Code and Roth Individual Retirement Annuities under section 408A of the Code:
•	Only the Owner may be the Annuitant of the Contract;
•	Only one Owner may be established under the Contract;
•	The Contract will be established for the exclusive benefit of the Owner and the Beneficiary;
•	The entire interest of the Owner is non-forfeitable;
•	The Contract is non-transferable. The Owner may not borrow any money under the Contract or pledge it as security for a loan. The Owner may not sell, assign or transfer the Contract, unless permitted by a Divorce or Separation Decree.
•	Separate records will be maintained for the interest of each Owner. Great-West will furnish an annual calendar year report on the status of the Contract and such information concerning required minimum distributions as is prescribed by the Commissioner of Internal Revenue.
Contributions to Qualified Annuity Contracts
Except in the case of a “rollover contribution” as permitted by sections 402(c), 402(e)(6), 403(a)(4), 403(b)(8) 403(b)(10) 408(d)(3) or 457(e)(16) of the Code or a Contribution made in accordance with the terms of a Simplified Employee Pension (SEP), as described in Code Section 408(k), Contributions will only be accepted if they are in cash. The total of such Contributions shall not exceed the maximum as Section 219(b)(5)(A) of the Code may allow, for any taxable year, regardless of whether such Contributions are deductible by the Owner under Section 219(b)(1) of the Code. In the case of an individual who is age 50 or older, the annual cash Contribution limit is increased by the amount as Section 219(b)(5)(B) of the Code may allow for any taxable year.
You have sole responsibility for determining whether any premium payment meets applicable income tax requirements.
Required Minimum Distributions from Qualified Annuity Contracts
It is the responsibility of the Owner to request payments in accordance with the minimum distribution requirements of the Code. Great-West is not responsible for any penalties resulting from a failure to request timely payments in the proper amount. Required Minimum Distributions (“RMDs”) made from the GLWB Rider will only be made in a manner consistent with the required minimum distribution rules or other provisions of the Code, as detailed below.
If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.
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Any RMD during the GLWB Accumulation Phase will be considered an Excess Withdrawal.
During the GAW Phase, RMDs will not be considered to be Excess Withdrawals if the required minimum distribution causes the total Distributions to exceed the GAW amount to the extent the RMD amount is attributable to the Covered Fund Value.
The Owner should consult a tax advisor regarding withdrawals to satisfy his or her RMD amount.
Distributions Before Death in Qualified Annuity Contracts
Notwithstanding any provision of the Contract, GLWB Rider or Endorsement to the contrary, the distribution of the individual’s interest in the Qualified Annuity Contract shall be made in accordance with the requirements of Section 408(b)(3) of the Code and the regulations thereunder. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.
The Owner’s entire interest in the Contract must be distributed, or begin to be distributed, by the Owner’s required beginning date. If the Owner was born before July 1, 1949, the Owner’s required beginning date is April 1 of the calendar year following the calendar year in which the Owner reaches age 70 1⁄2. If the Owner was born on or after July 1, 1949, the Owner’s required beginning date is April 1 of the calendar year following the calendar year in which the Owner reaches age 72. For that year, and each succeeding year, a distribution must be made on or before December 31. By the required beginning date, the Owner may elect to have the balance in the Contract distributed in one of the following forms:
(a)	a single sum payment;
(b)	equal or substantially equal payments no less frequently than annually over the life of the Owner;
(c)	equal or substantially equal payments no less frequently than annually over the lives of the Owner and the designated Beneficiary;
(d)	equal or substantially equal payments no less frequently than annually over a period not extending beyond the Owner’s life expectancy; or
(e)	equal or substantially equal payments no less frequently than annually over a period not extending beyond the joint life and last survivor expectancy of the Owner and the designated Beneficiary.
All distributions made hereunder shall be made in accordance with section 401(a)(9) of the Code, including the incidental death benefit requirements, and any other applicable regulations.
If payment is not to be made in the form of periodic annuity payments on an irrevocable basis (except for acceleration), the amount to be distributed each year, beginning with the first calendar year for which distributions are required and then for each succeeding calendar year will be determined under the applicable provisions of the Code and the implementing regulations.
The Coronavirus Aid, Relief and Economic Security (“CARES”) Act waives the required minimum distribution rules for calendar year 2020 for (1) plans (including 401(k) plans) qualified under Code Section 401, (2) defined contribution plans described in Code Sections 403(a) and 403(b), (3) eligible governmental defined contribution plans described in Code Section 457(b) and (4) Individual Retirement Accounts and Individual Retirement Annuities described in Code Section 408. In addition, distributions which are required to be made in calendar year 2020 by reason of a required beginning date occurring in such calendar year and such distribution not having been made before January 1, 2020 are also waived.
Distributions Upon Death in Qualified Annuity Contracts
Distributions for deaths that occurred before December 31, 2019 where distributions had begun before death. If the Owner died after distributions had begun, the remaining portion of such interest will continue to be distributed at least as rapidly as under the method of distribution being used prior to the individual’s death.
Distributions for deaths that occurred before December 31, 2019 where distributions had not begun before death. If the Owner died before distribution had begun, distribution of the individual’s entire interest will be completed by December 31 of the calendar year containing the fifth anniversary of the individual’s death unless an election is made to receive distribution in accordance with (1) or (2) below:
1)	If the Owner’s interest is payable to a designated Beneficiary, then the entire interest of the individual may be distributed in equal or substantially equal payments over the life or over a period certain not greater than the life expectancy of the designated Beneficiary commencing on or before December 31 of the calendar year immediately following the calendar year in which the Owner died.
56

2)	If the designated Beneficiary is the Owner’s surviving Spouse, the date distributions are required to begin in accordance with (1) above shall not be earlier than the later of (A) December 31 of the calendar year immediately following the calendar year in which the individual died or (B) December 31 of the calendar year in which the individual would have attained age 70 1⁄2.
3)	If the designated Beneficiary is the Owner’s surviving Spouse, the Spouse may treat the Contract as his or her own Qualified Annuity Contract. This election will be deemed to have been made if such surviving Spouse makes a regular Contribution to the Contract, makes a rollover to or from such Contract, or fails to elect any of the above provisions.
Distributions for deaths occurring after December 31, 2019. If the Owner dies after December 31, 2019, distribution of the individual’s entire interest will be completed by December 31 of the calendar year containing the tenth anniversary of the individual’s death unless the Beneficiary qualifies as an EDB and makes an election to receive distribution in accordance with (1) or (2) below:
1)	If the Owner’s interest is payable to an EDB, then, subject to the requirements set forth in Code Section 401(a)(9)(E)(ii), the entire interest of the individual may be distributed in equal or substantially equal payments over the life or over a period certain not greater than the life expectancy of the EDB commencing on or before December 31 of the calendar year immediately following the calendar year in which the Owner died.
2)	If the EDB is the Owner’s surviving Spouse, the date distributions are required to begin in accordance with (1) above shall not be earlier than the later of (A) December 31 of the calendar year immediately following the calendar year in which the individual died or (B) December 31 of the calendar year in which the individual would have attained age 72.
3)	If the EDB is the Owner’s surviving Spouse, the Spouse may treat the Contract as his or her own Qualified Annuity Contract. This election will be deemed to have been made if such surviving Spouse makes a regular Contribution to the Contract, makes a rollover to or from such Contract, or fails to elect any of the above provisions.
Life expectancy is computed by use of the single life table in Q&A 1 of Section 1.401(a)(9)-9 of the regulations. If distributions are being made to a surviving Spouse as the sole designated Beneficiary, such Spouse’s remaining life expectancy for a year is the number in the single life table corresponding to such Spouse’s age in each year after the calendar year of the Owner’s death. In all other cases, remaining life expectancy for a year is the number in the single life table corresponding to the EDB’s age in the year following the calendar year of the individual’s death and reduced by 1 for each subsequent year.
Distribution of the Contracts
We offer the Contract on a continuous basis. We have entered into a distribution agreement with Charles Schwab & Co., Inc. (“Schwab”) and GWFS. Contracts are sold in those states where the Contract may lawfully be sold by licensed insurance agents who are registered representatives. Schwab is registered as a broker/dealer under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and is a member of FINRA. Schwab’s principal offices are located at 211 Main Street, San Francisco, California 94105.
GWFS is the principal underwriter and distributor of the Contracts and is a wholly-owned subsidiary of Great-West. GWFS is registered with the SEC as a broker/dealer under the Exchange Act and is a member of FINRA. Its principal offices are located at 8515 East Orchard Road, Greenwood Village, Colorado, 80111.
Great-West (or its affiliates, for purposes of this section only, collectively, “the Company”) pays Schwab compensation for the promotion and sale of the Contract as described below. Compensation paid to Schwab is not paid directly by the Owner or the Series Account. The Company funds this compensation through fees and charges imposed under the Contract and payable to the Company, and from profits on payments received by the Company from Portfolios’ advisers or administrators for providing administrative, marketing, and other support and services to the Portfolios. See “Expenses of the Portfolios” above. The Company pays a portion of these proceeds to Schwab for distribution services. These amounts vary from Portfolio to Portfolio, but the combined compensation generally ranges up to 0.60% annually of the assets invested in the relevant Sub-Accounts. Due to the varying nature of this compensation, the annual rate paid under this fee alternative is higher for certain Sub-Accounts than for other Sub-Accounts. This may create a conflict of interest by influencing Schwab representatives to recommend certain Sub-Accounts over other Sub-Accounts.
As compensation for distribution services and some Contract administrative services, the Company pays Schwab an annual fee equal to 0.51% of average daily Series Account assets. The Company also may pay a marketing allowance or allow other promotional incentives or payments to Schwab in the form of cash or other compensation, as mutually agreed upon by the Company and the broker/dealers, to the extent permitted by FINRA rules and other applicable laws and regulations. This may create a conflict of interest by influencing Schwab representatives to recommend certain Sub-Accounts over other Sub-Accounts.
You should ask your Schwab representative for further information about what compensation he or she, or Schwab, may receive in connection with your purchase of a Contract.
57

Voting Rights
In general, you do not have a direct right to vote the Portfolio shares held in the Series Account. However, under current law, you are entitled to give us instructions on how to vote the shares. We will vote the shares according to those instructions at regular and special shareholder meetings. If the law changes and we can vote the shares in our own right, we may elect to do so.
Before the Annuity Commencement Date, you have the voting interest. The number of votes available to you will be calculated separately for each of your Sub-Accounts. That number will be determined by applying your percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. You hold a voting interest in each Sub-Account to which your Annuity Account Value is allocated. If you select a variable annuity option, the person receiving payments will have the voting interest, and the votes attributable to the Contract will decrease as annuity payouts are made.
The number of votes of a Portfolio will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Portfolio. Voting instructions will be solicited by communication prior to such meeting in accordance with procedures established by the respective Portfolios.
If we do not receive timely instructions, or if Owners have no beneficial interest in shares held by us, we will vote according to the voting instructions as a proportion of all Contracts participating in the Sub-Account. Shares held by us will also be voted proportionately. The effect of proportional voting is that if a large number of Owners fail to give voting instructions, a small number of Owners may determine the outcome of the vote. If you indicate in your instructions that you do not wish to vote an item, we will apply your instructions on a pro rata basis to reduce the votes eligible to be cast.
Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports, and other material relating to the appropriate Portfolio.
Please note, generally the Portfolios are not required to, and do not intend to, hold annual or other regular meetings of shareholders.
Owners have no voting rights in Great-West.
Rights Reserved by Great-West
We reserve the right to make certain changes we believe would best serve the interests of Owners and Annuitants or would be appropriate in carrying out the purposes of the Contract. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:
•	To operate the Series Account in any form permitted under the 1940 Act or in any other form permitted by law.
•	To Transfer any assets in any Sub-Account to another Sub-Account, or to one or more separate accounts; or to add, combine or remove Sub-Accounts of the Series Account.
•	To substitute, for the Portfolio shares in any Sub-Account, the shares of another Portfolio or shares of another investment company or any other investment permitted by law.
•	To cease offering existing variable annuity payout options or offer other variable annuity options.
•	To cease accepting Contributions at any time upon 30 calendar days’ notice to Owner (i) if required by law, (ii) if we were no longer able to support the guarantees under the Contract; or (iii) if we were to stop selling this Contract.
•	To make any changes required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity.
•	To change the time or time of day that a valuation date is deemed to have ended.
•	To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including changing the way we assess charges, without increasing them for any outstanding Contract beyond the aggregate amount guaranteed.
•	To limit the number of Contracts that you may purchase.
Legal Proceedings
Currently, the Series Account is not a party to, and its assets are not subject to any material legal proceedings. Further, Great-West is not currently a party to, and its property is not currently subject to, any material legal proceedings. The lawsuits to which Great-West is a party are, in the opinion of management, in the ordinary course of business, and are not expected to have a material adverse effect on the financial results, conditions, or prospects of Great-West.
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Legal Matters
Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Carlton Fields, P.A.
Commodity Exchange Act
Pursuant to Commodity Futures Trading Commission Rule 4.5, Great-West has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Therefore, it is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.
Cyber Security Risks
Because our variable annuity contract business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from information system failures (e.g., hardware and software malfunctions) cyber-attacks and similar incidents or events. These risks include, among other things, the theft, loss, misuse, corruption, and destruction of data maintained online or digitally, denial of service on our website and other operational disruption, unauthorized access to or release of confidential Owner information, and unintentional events and occurrences. Such system failures, cyber-attacks and similar incidents or events affecting us, the Portfolios, intermediaries and other affiliated or third-party service providersor business partners may adversely affect us and your Annuity Account Value. For instance, system failures, cyber-attacks and similar incidents or events may interfere with our processing of Contract transactions, including the processing of Transfer Requests from our website or with the Portfolios, impact our ability to calculate Accumulation Unit values, cause the release, loss and possible destruction of confidential Owner or business information, impede order processing, subject us and/or our service providers, intermediaries, and business partners to regulatory inquiries and proceedings (possibly resulting in fines and/or penalties , litigation, financial losses and other costs, and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios underlying your Contract to lose value. The constant change in technologies and increased sophistication and activities of hackers and others continue to pose new and significant cybersecurity threats. While there can be no assurance that we or the Portfolios or our service providers or business partners will avoid these risks at all times or avoid losses affecting your Contract due to cyber-attacks, information security breaches or similar incidents or events in the future, we take reasonable steps to mitigate these risks and secure our systems from such risks.
Electronic Delivery of Information
Great-West will deliver information electronically only if the Owner has consented to receiving information in electronic form. We will use reasonable procedures to maintain the security of electronically delivered information. Information will be considered to be delivered to the Owner when an e-mail is received. If the Owner consents to receipt of information by electronic means, the Owner agrees to provide an e-mail address to Great-West and to keep that e-mail address current. Upon notice to the Owner, Great-West reserves the right to modify, suspend or terminate delivery of information in electronic form at any time. The Owner may terminate delivery of information in electronic form at any time by notifying the Retirement Operations Resource Center in writing. If electronic delivery of information is terminated, then such information will be delivered by mail at no charge.
Abandoned Property Requirements
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity contracts) under various circumstances. This “escheatment” is revocable, however, and the state is obligated to pay the applicable proceeds if the property owner steps forward to claim it with the proper documentation. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information, and identifying information for the Owner, Annuitant, and Beneficiaries.
Independent Registered Public Accounting Firm
The financial statements and financial highlights of each of the investment divisions of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company of New York included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The statutory-basis financial statements of Great-West Life & Annuity Insurance Company of New York
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included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such statutory-basis financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.
Available Information
You may request a free copy of the SAI. Please direct any oral, written, or electronic request for such documents to:
Retirement Resource Operations Center
P.O. Box 173920
Denver, CO 80217-3920
(800) 838-0650
AnnuityOperations@greatwest.com
The SEC maintains an Internet website (www.sec.gov) that contains the SAI and other information filed electronically by Great-West concerning the Contract and the Series Account.
The SAI contains more specific information relating to the Series Account and Great-West, such as:
•	general information;
•	Great-West Life & Annuity Insurance Company of New York and the Variable Annuity-1 Series Account;
•	calculation of annuity payouts;
•	services;
•	withholding;
•	financial statements; and
•	historical guaranteed annual withdrawal percentages.
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APPENDIX A
CONDENSED FINANCIAL INFORMATION
Selected Data for Accumulation Units outstanding Throughout Each Period
For the Periods Ended December 31
Investment Division (0.65)	2019	2018	2017	2016	2015	2014
AB VPS GROWTH AND INCOME
Value at beginning of period	13.15	14.02	11.86	10.73	10.00
Value at end of period	16.18	13.15	14.02	11.86	10.73
Number of accumulation units outstanding at end of period	3,572	3,708	3,764	-	34,623
AB VPS LARGE CAP GROWTH
Value at beginning of period	16.64	16.10	12.05
Value at end of period	22.61	16.64	16.10
Number of accumulation units outstanding at end of period	1,731	1,731	-
AB VPS SMALL/MID CAP VALUE
Value at beginning of period	11.58	13.71	12.20
Value at end of period	13.81	11.58	13.71
Number of accumulation units outstanding at end of period	6,193	6,193	1,035
ALGER CAPITAL APPRECIATION
Value at beginning of period	12.91	13.01	9.99
Value at end of period	17.13	12.91	13.01
Number of accumulation units outstanding at end of period	-	-	-
ALPS RED ROCKS LISTED PRIVATE EQUITY
Value at beginning of period	11.50	13.19	10.58
Value at end of period	16.04	11.50	13.19
Number of accumulation units outstanding at end of period	994	994	994
AMERICAN CENTURY INVESTMENTS VP BALANCED
Value at beginning of period	11.66	12.20	10.78
Value at end of period	13.88	11.66	12.20
Number of accumulation units outstanding at end of period	22,747	22,747	22,747
AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH
Value at beginning of period	12.51	13.53	11.30	10.02	10.69	10.00
Value at end of period	15.41	12.51	13.53	11.30	10.02	10.69
Number of accumulation units outstanding at end of period	7,306	866	866	834	834	834
AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL
Value at beginning of period	9.63	11.44	8.77	9.34	10.00
Value at end of period	12.29	9.63	11.44	8.77	9.34
Number of accumulation units outstanding at end of period	3,828	3,938	785	-	9,380
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE
Value at beginning of period	12.47	14.42	13.02	10.68	10.92	10.00
Value at end of period	15.99	12.47	14.42	13.02	10.68	10.92
Number of accumulation units outstanding at end of period	2,547	2,238	2,238	1,170	1,170	1,170
AMERICAN CENTURY INVESTMENTS VP VALUE
Value at beginning of period	11.90	13.19	12.20	10.19	10.00
Value at end of period	15.02	11.90	13.19	12.20	10.19
Number of accumulation units outstanding at end of period	2,977	4,373	4,451	3,166	2,031
AMERICAN FUNDS IS GROWTH-INCOME
Value at beginning of period	9.47
Value at end of period	11.84
Number of accumulation units outstanding at end of period	5,248
AMERICAN FUNDS IS NEW WORLD
Value at beginning of period	11.38	13.32	10.36
Value at end of period	14.60	11.38	13.32
Number of accumulation units outstanding at end of period		-	-
BLACKROCK GLOBAL ALLOCATION VI
Value at beginning of period	10.55	11.46	10.13	9.79	10.00

Investment Division (0.65)	2019	2018	2017	2016	2015	2014
Value at end of period	12.37	10.55	11.46	10.13	9.79
Number of accumulation units outstanding at end of period	23,116	25,201	9,805	4,906	2,359
BNY MELLON IP MIDCAP STOCK
Value at beginning of period	11.53	13.73	11.97	10.44	10.00
Value at end of period	13.76	11.53	13.73	11.97	10.44
Number of accumulation units outstanding at end of period	-	302	302	302	302
BNY MELLON VIF GROWTH AND INCOME
Value at beginning of period	13.25	13.99	11.76	10.76	10.00
Value at end of period	17.00	13.25	13.99	11.76	10.76
Number of accumulation units outstanding at end of period	6,878	-	-	-	-
CLEARBRIDGE VARIABLE LARGE CAP GROWTH
Value at beginning of period	9.55
Value at end of period	12.54
Number of accumulation units outstanding at end of period	3,253
CLEARBRIDGE VARIABLE MID CAP
Value at beginning of period	10.78	12.40	11.07
Value at end of period	14.24	10.78	12.40
Number of accumulation units outstanding at end of period	2,709	2,602	2,602
CLEARBRIDGE VARIABLE SMALL CAP GROWTH
Value at beginning of period	12.78	12.43	10.07
Value at end of period	16.11	12.78	12.43
Number of accumulation units outstanding at end of period	3,971	7,727	5,644
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH
Value at beginning of period	12.71	13.34	10.50	10.00
Value at end of period	17.11	12.71	13.34	10.50
Number of accumulation units outstanding at end of period	11,558	11,657	4,777	1,318
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY
Value at beginning of period	18.16	19.96	14.89
Value at end of period	27.95	18.16	19.96
Number of accumulation units outstanding at end of period	1,569	1,569	1,569
DELAWARE VIP EMERGING MARKETS
Value at beginning of period	10.01	11.97	8.57
Value at end of period	12.20	10.01	11.97
Number of accumulation units outstanding at end of period	9,494	9,494	1,150
DELAWARE VIP SMALL CAP VALUE
Value at beginning of period	11.50	13.90	12.48	9.56	10.26	10.00
Value at end of period	14.64	11.50	13.90	12.48	9.56	10.26
Number of accumulation units outstanding at end of period	1,490	1,490	1,490	527	527	527
DELAWARE VIP SMID CAP CORE
Value at beginning of period	13.15	15.06	12.78	11.87	10.00
Value at end of period	16.94	13.15	15.06	12.78	11.87
Number of accumulation units outstanding at end of period	3,233	4,962	1,729	1,729	1,729
DELAWARE VIP VALUE
Value at beginning of period	10.67
Value at end of period	12.72
Number of accumulation units outstanding at end of period	1,862
DWS CAPITAL GROWTH VIP
Value at beginning of period	15.12	15.47	12.33	10.00
Value at end of period	20.61	15.12	15.47	12.33
Number of accumulation units outstanding at end of period	3,895	2,272	2,272	-
DWS CORE EQUITY VIP
Value at beginning of period	14.01	14.96	12.44
Value at end of period	18.14	14.01	14.96
Number of accumulation units outstanding at end of period	4,427	3,231	3,231

Investment Division (0.65)	2019	2018	2017	2016	2015	2014
DWS GLOBAL SMALL CAP INDEX VIP
Value at beginning of period	9.12
Value at end of period	10.99
Number of accumulation units outstanding at end of period	4,666
DWS SMALL CAP INDEX VIP
Value at beginning of period	12.10	13.72	12.08
Value at end of period	15.05	12.10	13.72
Number of accumulation units outstanding at end of period	21,273	12,916	4,582
DWS SMALL MID CAP GROWTH VIP
Value at beginning of period	11.95	13.92	11.47
Value at end of period	14.54	11.95	13.92
Number of accumulation units outstanding at end of period	1,004	1,004	1,004
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Value at beginning of period	10.32
Value at end of period	10.85
Number of accumulation units outstanding at end of period	-
FRANKLIN SMALL CAP VALUE VIP
Value at beginning of period	11.27	13.02
Value at end of period	14.15	11.27
Number of accumulation units outstanding at end of period	1,415	1,466
GREAT-WEST AGGRESSIVE PROFILE
Value at beginning of period	8.98	10.00
Value at end of period	11.25	8.98
Number of accumulation units outstanding at end of period	12,085	13,577
GREAT-WEST BOND INDEX
Value at beginning of period	10.16	10.00
Value at end of period	10.91	10.16
Number of accumulation units outstanding at end of period	6,307	2,991
GREAT-WEST CONSERVATIVE PROFILE
Value at beginning of period	9.70	10.00
Value at end of period	10.75	9.70
Number of accumulation units outstanding at end of period	72,164	71,763
GREAT-WEST INTERNATIONAL INDEX
Value at beginning of period	10.00
Value at end of period	10.67
Number of accumulation units outstanding at end of period	1,480
GREAT-WEST MID CAP VALUE
Value at beginning of period	11.59	13.30	11.44
Value at end of period	13.87	11.59	13.30
Number of accumulation units outstanding at end of period	1,273	1,273	1,273
GREAT-WEST MODERATE PROFILE
Value at beginning of period	9.39	10.00
Value at end of period	10.97	9.39
Number of accumulation units outstanding at end of period	71,383	9,011
GREAT-WEST MODERATELY AGGRESSIVE PROFILE
Value at beginning of period	9.25
Value at end of period	11.06
Number of accumulation units outstanding at end of period	8,738
GREAT-WEST MODERATELY CONSERVATIVE PROFILE
Value at beginning of period	9.54	10.00
Value at end of period	10.85	9.54
Number of accumulation units outstanding at end of period	59,303	20,039
GREAT-WEST REAL ESTATE INDEX
Value at beginning of period	10.00
Value at end of period	10.57

Investment Division (0.65)	2019	2018	2017	2016	2015	2014
Number of accumulation units outstanding at end of period	8,403
GREAT-WEST SECUREFOUNDATION BALANCED
Value at beginning of period	11.82	12.25	10.91	10.10	10.24	10.00
Value at end of period	13.48	11.82	12.25	10.91	10.10	10.24
Number of accumulation units outstanding at end of period	1,132,627	1,169,431	1,207,440	902,965	596,892	159,148
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	10.93	11.26
Value at end of period	14.25	10.93
Number of accumulation units outstanding at end of period	12,770	15,994
INVESCO OPPENHEIMER V.I. GLOBAL
Value at beginning of period	11.88	13.78	10.15	10.20	9.88	10.00
Value at end of period	15.56	11.88	13.78	10.15	10.20	9.88
Number of accumulation units outstanding at end of period	3,124	4,679	4,679	1,254	1,254	1,254
INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH
Value at beginning of period	9.03	11.28	8.99	9.25	10.00
Value at end of period	11.54	9.03	11.28	8.99	9.25
Number of accumulation units outstanding at end of period	8,469	354	354	354	354
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP
Value at beginning of period	12.11	13.59	11.99	10.22	10.93	10.00
Value at end of period	15.22	12.11	13.59	11.99	10.22	10.93
Number of accumulation units outstanding at end of period	4,182	4,344	3,451	2,600	2,593	1,193
INVESCO V.I. COMSTOCK
Value at beginning of period	11.67	13.37	11.42
Value at end of period	14.52	11.67	13.37
Number of accumulation units outstanding at end of period	8,727	8,727	-
INVESCO V.I. GROWTH & INCOME
Value at beginning of period	11.85	13.77
Value at end of period	14.74	11.85
Number of accumulation units outstanding at end of period	7,456	7,456
INVESCO V.I. HIGH YIELD
Value at beginning of period	10.50	10.94
Value at end of period	11.84	10.50
Number of accumulation units outstanding at end of period	1,089	1,089
INVESCO V.I. INTERNATIONAL GROWTH
Value at beginning of period	9.49	11.23	9.19	9.29	10.00
Value at end of period	12.12	9.49	11.23	9.19	9.29
Number of accumulation units outstanding at end of period	-	-	-	-	-
INVESCO V.I. SMALL CAP EQUITY
Value at beginning of period	10.52	12.47	11.01
Value at end of period	13.24	10.52	12.47
Number of accumulation units outstanding at end of period	3,100	6,100	1,439
IVY VIP INTERNATIONAL CORE EQUITY
Value at beginning of period	9.02	11.05
Value at end of period	10.64	9.02
Number of accumulation units outstanding at end of period	6,121	6,121
JANUS HENDERSON VIT BALANCED
Value at beginning of period	12.57	12.60	10.73	10.36	10.00
Value at end of period	15.27	12.57	12.60	10.73	10.36
Number of accumulation units outstanding at end of period	69,688	32,062	17,929	14,982	2,655
JANUS HENDERSON VIT FLEXIBLE BOND
Value at beginning of period	10.20	10.40	10.13	9.97	10.04	10.00
Value at end of period	11.08	10.20	10.40	10.13	9.97	10.04
Number of accumulation units outstanding at end of period	-	700	700	1,055	1,055	355
JANUS HENDERSON VIT GLOBAL RESEARCH
Value at beginning of period	11.85	12.81	10.15	10.01	10.00

Investment Division (0.65)	2019	2018	2017	2016	2015	2014
Value at end of period	15.19	11.85	12.81	10.15	10.01
Number of accumulation units outstanding at end of period	8,568	7,570	7,570	-	-
JANUS HENDERSON VIT GLOBAL TECHNOLOGY
Value at beginning of period	18.25	18.20	12.64
Value at end of period	26.26	18.25	18.20
Number of accumulation units outstanding at end of period	5,332	2,789	784
JPMORGAN INSURANCE TRUST SMALL CAP CORE
Value at beginning of period	12.23	13.98	12.21	10.22	10.00
Value at end of period	15.14	12.23	13.98	12.21	10.22
Number of accumulation units outstanding at end of period	-	-	-	-	2,015
LAZARD RETIREMENT EMERGING MARKETS EQUITY
Value at beginning of period	8.73	10.79	8.50	7.08	10.00
Value at end of period	10.25	8.73	10.79	8.50	7.08
Number of accumulation units outstanding at end of period	6,374	10,240	8,616	719	794
LVIP BARON GROWTH OPPORTUNITIES
Value at beginning of period	12.81	13.42	10.62	10.12	10.00
Value at end of period	17.36	12.81	13.42	10.62	10.12
Number of accumulation units outstanding at end of period	1,026	1,026	1,026	-	-
MFS VIT II INTERNATIONAL INTRINSIC VALUE
Value at beginning of period	11.86	13.23	10.50	10.17	9.63	10.00
Value at end of period	14.81	11.86	13.23	10.50	10.17	9.63
Number of accumulation units outstanding at end of period	6,624	9,273	8,662	2,383	2,383	364
MFS VIT III MID CAP VALUE
Value at beginning of period	9.62	10.94	10.00
Value at end of period	12.53	9.62	10.94
Number of accumulation units outstanding at end of period	1,726	1,924	1,924
MFS VIT UTILITIES SERIES
Value at beginning of period	10.71	10.69
Value at end of period	13.27	10.71
Number of accumulation units outstanding at end of period	7,504	-
NVIT MID CAP INDEX
Value at beginning of period	12.25	13.95	12.15	10.19	10.00
Value at end of period	15.27	12.25	13.95	12.15	10.19
Number of accumulation units outstanding at end of period	17,192	14,006	5,326	116	116
PIMCO VIT COMMODITY REALRETURN STRATEGY
Value at beginning of period	5.42	6.35	6.26
Value at end of period	6.00	5.42	6.35
Number of accumulation units outstanding at end of period	8,245	9,192	9,192
PIMCO VIT HIGH YIELD
Value at beginning of period	11.08	11.46	10.82	9.68	10.00
Value at end of period	12.63	11.08	11.46	10.82	9.68
Number of accumulation units outstanding at end of period	9,753	6,959	5,426	1,280	1,127
PIMCO VIT LOW DURATION
Value at beginning of period	10.01	10.04	9.97	9.90	10.00
Value at end of period	10.35	10.01	10.04	9.97	9.90
Number of accumulation units outstanding at end of period	10,371	6,321	4,460	3,888	13,846
PIMCO VIT REAL RETURN
Value at beginning of period	10.01	10.30	10.00
Value at end of period	10.78	10.01	10.30
Number of accumulation units outstanding at end of period	2,292	2,476	2,476
PIMCO VIT TOTAL RETURN
Value at beginning of period	10.56	10.69	10.26	10.05	10.00
Value at end of period	11.37	10.56	10.69	10.26	10.05
Number of accumulation units outstanding at end of period	65,058	56,695	43,971	19,703	6,758
PIONEER SELECT MID CAP GROWTH VCT

Investment Division (0.65)	2019	2018	2017	2016	2015	2014
Value at beginning of period	13.26	14.27	11.04
Value at end of period	18.53	13.26	14.27
Number of accumulation units outstanding at end of period	-	5,316	5,316
PUTNAM VT EQUITY INCOME
Value at beginning of period	12.39	13.63
Value at end of period	16.06	12.39
Number of accumulation units outstanding at end of period	11,565	-
PUTNAM VT GLOBAL ASSET ALLOCATION
Value at beginning of period	11.26	12.19	10.61
Value at end of period	13.14	11.26	12.19
Number of accumulation units outstanding at end of period	6,867	6,867	6,867
PUTNAM VT INCOME
Value at beginning of period	10.27
Value at end of period	11.45
Number of accumulation units outstanding at end of period	1,059
PUTNAM VT MULTI-CAP CORE
Value at beginning of period	13.22	14.38	11.75	10.53	10.81	10.00
Value at end of period	17.34	13.22	14.38	11.75	10.53	10.81
Number of accumulation units outstanding at end of period	3,360	3,360	3,360	2,334	2,334	2,334
SCHWAB GOVERNMENT MONEY MARKET
Value at beginning of period	9.90	9.82	9.84	9.90	9.96	10.00
Value at end of period	10.03	9.90	9.82	9.84	9.90	9.96
Number of accumulation units outstanding at end of period	66,319	87,553	69,644	60,815	15,636	15,760
SCHWAB S&P 500 INDEX
Value at beginning of period	13.83	14.56	12.04	10.85	10.79	10.00
Value at end of period	18.06	13.83	14.56	12.04	10.85	10.79
Number of accumulation units outstanding at end of period	296,300	186,404	118,866	56,538	60,960	1,277
T. ROWE PRICE HEALTH SCIENCES
Value at beginning of period	15.36	15.33	12.12	13.67	12.23	10.00
Value at end of period	19.64	15.36	15.33	12.12	13.67	12.23
Number of accumulation units outstanding at end of period	7,788	883	883	1,005	1,005	1,005
TEMPLETON FOREIGN VIP
Value at beginning of period	8.29	9.87	8.52	8.00	10.00
Value at end of period	9.27	8.29	9.87	8.52	8.00
Number of accumulation units outstanding at end of period	2,982	9,670	9,670	3,123	1,406
TEMPLETON GLOBAL BOND VIP
Value at beginning of period	9.83	9.71	9.59	9.37	9.86	10.00
Value at end of period	9.96	9.83	9.71	9.59	9.37	9.86
Number of accumulation units outstanding at end of period	731	1,236	1,236	1,653	4,555	417
TOUCHSTONE VAST BOND
Value at beginning of period	9.78	10.03	9.74	9.72	10.00
Value at end of period	10.73	9.78	10.03	9.74	9.72
Number of accumulation units outstanding at end of period	-	-	-	-	-
TOUCHSTONE VST COMMON STOCK
Value at beginning of period	12.80	14.01	12.41
Value at end of period	16.20	12.80	14.01
Number of accumulation units outstanding at end of period	8,965	8,965	-
VAN ECK VIP GLOBAL HARD ASSETS
Value at beginning of period	7.89	6.88	7.07
Value at end of period	5.42	4.89	6.88
Number of accumulation units outstanding at end of period	-	-	-
WELLS FARGO VT DISCOVERY
Value at beginning of period	13.20	14.29	11.14
Value at end of period	18.23	13.20	14.29
Number of accumulation units outstanding at end of period	-	-	-

Investment Division (0.65)	2019	2018	2017	2016	2015	2014
WELLS FARGO VT OMEGA GROWTH
Value at beginning of period	14.02	14.08	10.53
Value at end of period	19.09	14.02	14.08
Number of accumulation units outstanding at end of period	1,012	1,012	1,012

Investment Division (0.85)	2019	2018	2017	2016	2015	2014
AB VPS GROWTH AND INCOME
Value at beginning of period	13.03	13.92	11.80	10.69	10.00
Value at end of period	16.01	13.03	13.92	11.80	10.69
Number of accumulation units outstanding at end of period	-	-	180	-	-
AB VPS LARGE CAP GROWTH
Value at beginning of period	16.49	15.99	11.99
Value at end of period	22.35	16.49	15.99
Number of accumulation units outstanding at end of period	-	61	161
AB VPS SMALL/MID CAP VALUE
Value at beginning of period	11.47	13.62	12.14
Value at end of period	13.66	11.47	13.62
Number of accumulation units outstanding at end of period	-	-	-
ALGER CAPITAL APPRECIATION
Value at beginning of period	12.82	12.94	9.96
Value at end of period	16.97	12.82	12.94
Number of accumulation units outstanding at end of period	-	-	153
ALPS RED ROCKS LISTED PRIVATE EQUITY
Value at beginning of period	11.44	13.15	10.56
Value at end of period	15.92	11.44	13.15
Number of accumulation units outstanding at end of period	-	-	-
AMERICAN CENTURY INVESTMENTS VP BALANCED
Value at beginning of period	11.55	12.12	10.73
Value at end of period	13.73	11.55	12.12
Number of accumulation units outstanding at end of period	-	-	-
AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH
Value at beginning of period	12.40	13.43	11.24	9.99	10.00
Value at end of period	15.24	12.40	13.43	11.24	9.99
Number of accumulation units outstanding at end of period	826	762	804	-	-
AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL
Value at beginning of period	9.55	11.36	8.73	9.32	10.00
Value at end of period	12.15	9.55	11.36	8.73	9.32
Number of accumulation units outstanding at end of period	1,046	951	1,110	-	-
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE
Value at beginning of period	12.36	14.32	12.96	10.65	10.91	10.00
Value at end of period	15.81	12.36	14.32	12.96	10.65	10.91
Number of accumulation units outstanding at end of period	839	839	839	839	839	839
AMERICAN CENTURY INVESTMENTS VP VALUE
Value at beginning of period	11.79	13.09	12.14	10.16	10.00
Value at end of period	14.85	11.79	13.09	12.14	10.16
Number of accumulation units outstanding at end of period	-	-	-	-	-
AMERICAN FUNDS IS GROWTH-INCOME
Value at beginning of period	9.46
Value at end of period	11.80
Number of accumulation units outstanding at end of period	-
AMERICAN FUNDS IS NEW WORLD
Value at beginning of period	11.31	13.28	10.34
Value at end of period	14.49	11.31	13.28
Number of accumulation units outstanding at end of period	-	-	152

Investment Division (0.85)	2019	2018	2017	2016	2015	2014
BLACKROCK GLOBAL ALLOCATION VI
Value at beginning of period	10.46	11.38	10.08	9.76	10.00
Value at end of period	12.23	10.46	11.38	10.08	9.76
Number of accumulation units outstanding at end of period	-	-	-	-	-
BNY MELLON IP MIDCAP STOCK
Value at beginning of period	11.42	13.63	11.91	10.40	10.00
Value at end of period	13.61	11.42	13.63	11.91	10.40
Number of accumulation units outstanding at end of period	-	-	-	-	-
BNY MELLON VIF GROWTH AND INCOME
Value at beginning of period	13.13	13.89	11.70	10.73	10.00
Value at end of period	16.81	13.13	13.89	11.70	10.73
Number of accumulation units outstanding at end of period	1,866	1,866	1,866	1,866	1,866
CLEARBRIDGE VARIABLE LARGE CAP GROWTH
Value at beginning of period	9.54
Value at end of period	12.50
Number of accumulation units outstanding at end of period	-
CLEARBRIDGE VARIABLE MID CAP
Value at beginning of period	10.72	12.36	11.05
Value at end of period	14.13	10.72	12.36
Number of accumulation units outstanding at end of period	-	-	-
CLEARBRIDGE VARIABLE SMALL CAP GROWTH
Value at beginning of period	12.68	12.37	10.04
Value at end of period	15.96	12.68	12.37
Number of accumulation units outstanding at end of period	-	-	-
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH
Value at beginning of period	12.64	13.30	10.49	10.00
Value at end of period	16.98	12.64	13.30	10.49
Number of accumulation units outstanding at end of period	-	-	152	-
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY
Value at beginning of period	17.99	19.82	14.81
Value at end of period	27.64	17.99	19.82
Number of accumulation units outstanding at end of period	630	-	182
DELAWARE VIP EMERGING MARKETS
Value at beginning of period	9.92	11.88	8.53
Value at end of period	12.06	9.92	11.88
Number of accumulation units outstanding at end of period	1,436	-	222
DELAWARE VIP SMALL CAP VALUE
Value at beginning of period	11.39	13.80	12.42	9.53	10.00
Value at end of period	14.48	11.39	13.80	12.42	9.53
Number of accumulation units outstanding at end of period	-	-	-	-	-
DELAWARE VIP SMID CAP CORE
Value at beginning of period	13.03	14.95	12.71	11.84	10.00
Value at end of period	16.75	13.03	14.95	12.71	11.84
Number of accumulation units outstanding at end of period	-	-	-	-	-
DELAWARE VIP VALUE
Value at beginning of period	10.64
Value at end of period	12.65
Number of accumulation units outstanding at end of period	-
DWS CAPITAL GROWTH VIP
Value at beginning of period	14.99	15.36	12.26	10.00
Value at end of period	20.38	14.99	15.36	12.26
Number of accumulation units outstanding at end of period	-	-	134	-
DWS CORE EQUITY VIP
Value at beginning of period	13.88	14.85	12.37

Investment Division (0.85)	2019	2018	2017	2016	2015	2014
Value at end of period	17.94	13.88	14.85
Number of accumulation units outstanding at end of period	-	-	-
DWS GLOBAL SMALL CAP VIP
Value at beginning of period	9.04
Value at end of period	10.87
Number of accumulation units outstanding at end of period	-
DWS SMALL CAP INDEX VIP
Value at beginning of period	11.99	13.62	12.02
Value at end of period	14.89	11.99	13.62
Number of accumulation units outstanding at end of period	-	-	-
DWS SMALL MID CAP GROWTH VIP
Value at beginning of period	11.84	13.82	11.42
Value at end of period	14.37	11.84	13.82
Number of accumulation units outstanding at end of period	-	-	-
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Value at beginning of period	10.22
Value at end of period	10.73
Number of accumulation units outstanding at end of period	56,242
FRANKLIN SMALL CAP VALUE VIP
Value at beginning of period	11.17	12.93
Value at end of period	13.99	11.17
Number of accumulation units outstanding at end of period	-	-
GREAT-WEST AGGRESSIVE PROFILE
Value at beginning of period	8.97	10.00
Value at end of period	11.22	8.97
Number of accumulation units outstanding at end of period	-	-
GREAT-WEST BOND INDEX
Value at beginning of period	10.15	10.00
Value at end of period	10.88	10.15
Number of accumulation units outstanding at end of period	-	-
GREAT-WEST CONSERVATIVE PROFILE
Value at beginning of period	9.69	10.00
Value at end of period	10.72	9.69
Number of accumulation units outstanding at end of period	-	-
GREAT-WEST INTERNATIONAL INDEX
Value at beginning of period	10.00
Value at end of period	10.65
Number of accumulation units outstanding at end of period	-
GREAT-WEST MID CAP VALUE
Value at beginning of period	11.52	13.25	11.43
Value at end of period	13.77	11.52	13.25
Number of accumulation units outstanding at end of period	-	-	-
GREAT-WEST MODERATE PROFILE
Value at beginning of period	9.38	10.00
Value at end of period	10.93	9.38
Number of accumulation units outstanding at end of period	-	-
GREAT-WEST MODERATELY AGGRESSIVE PROFILE
Value at beginning of period	9.24
Value at end of period	11.03
Number of accumulation units outstanding at end of period	-
GREAT-WEST MODERATELY CONSERVATIVE PROFILE
Value at beginning of period	9.53	10.00
Value at end of period	10.81	9.53
Number of accumulation units outstanding at end of period	-	-
GREAT-WEST REAL ESTATE INDEX

Investment Division (0.85)	2019	2018	2017	2016	2015	2014
Value at beginning of period	10.00
Value at end of period	10.56
Number of accumulation units outstanding at end of period	-
GREAT-WEST SECUREFOUNDATION BALANCED
Value at beginning of period	11.41	12.16	10.86	10.07	10.23	10.00
Value at end of period	13.33	11.41	12.16	10.86	10.07	10.23
Number of accumulation units outstanding at end of period	85,887	89,770	94,003	98,212	102,826	41,078
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	10.89	11.24
Value at end of period	14.17	10.89
Number of accumulation units outstanding at end of period	-	-
INVESCO OPPENHEIMER V.I. GLOBAL
Value at beginning of period	11.77	13.68	10.09	10.17	10.00
Value at end of period	15.39	11.77	13.68	10.09	10.17
Number of accumulation units outstanding at end of period	5,176	884	1,041	884	884
INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH
Value at beginning of period	8.95	11.20	8.95	9.22	10.00
Value at end of period	11.41	8.95	11.20	8.95	9.22
Number of accumulation units outstanding at end of period	-	-	-	-	-
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP
Value at beginning of period	12.00	13.50	11.92	10.19	10.92	10.00
Value at end of period	15.05	12.00	13.50	11.92	10.19	10.92
Number of accumulation units outstanding at end of period	850	850	850	850	850	850
INVESCO V.I. COMSTOCK
Value at beginning of period	11.56	13.27	11.36
Value at end of period	14.36	11.56	13.27
Number of accumulation units outstanding at end of period	-	-	-
INVESCO V.I. GROWTH & INCOME
Value at beginning of period	11.74	13.67
Value at end of period	14.58	11.74
Number of accumulation units outstanding at end of period	-	-
INVESCO V.I. HIGH YIELD
Value at beginning of period	10.40	10.86
Value at end of period	11.71	10.40
Number of accumulation units outstanding at end of period	-	-
INVESCO V.I. INTERNATIONAL GROWTH
Value at beginning of period	9.40	11.15	9.14	9.26	10.00
Value at end of period	11.98	9.40	11.15	9.14	9.26
Number of accumulation units outstanding at end of period	1,018	1,018	1,018	1,018	1,018
INVESCO V.I. SMALL CAP EQUITY
Value at beginning of period	10.43	12.39	10.95
Value at end of period	13.09	10.43	12.39
Number of accumulation units outstanding at end of period	-	-	-
IVY VIP INTERNATIONAL CORE EQUITY
Value at beginning of period	8.96	10.99
Value at end of period	10.54	8.96
Number of accumulation units outstanding at end of period	-	-
JANUS HENDERSON VIT BALANCED
Value at beginning of period	12.45	12.51	10.68	10.32	10.00
Value at end of period	15.10	12.45	12.51	10.68	10.32
Number of accumulation units outstanding at end of period	31,565	31,682	31,870	27,564	9,406
JANUS HENDERSON VIT FLEXIBLE BOND
Value at beginning of period	10.11	10.33	10.08	9.94	10.00
Value at end of period	10.95	10.11	10.33	10.08	9.94
Number of accumulation units outstanding at end of period	5,846	5,846	5,846	5,846	5,846

Investment Division (0.85)	2019	2018	2017	2016	2015	2014
JANUS HENDERSON VIT GLOBAL RESEARCH
Value at beginning of period	11.74	12.72	10.10	9.97	10.00
Value at end of period	15.03	11.74	12.72	10.10	9.97
Number of accumulation units outstanding at end of period	706	706	706	706	706
JANUS HENDERSON VIT GLOBAL TECHNOLOGY
Value at beginning of period	18.08	18.07	12.58
Value at end of period	25.97	18.08	18.07
Number of accumulation units outstanding at end of period	3,330	56	183
JPMORGAN INSURANCE TRUST SMALL CAP CORE
Value at beginning of period	12.12	13.88	12.15	10.19	10.00
Value at end of period	14.97	12.12	13.88	12.15	10.19
Number of accumulation units outstanding at end of period	1,825	1,825	1,825	1,825	1,825
LAZARD RETIREMENT EMERGING MARKETS EQUITY
Value at beginning of period	8.65	10.72	8.45	7.06	10.00
Value at end of period	10.14	8.65	10.72	8.45	7.06
Number of accumulation units outstanding at end of period	1,084	1,084	1,084	1,084	1,084
LVIP BARON GROWTH OPPORTUNITIES
Value at beginning of period	12.69	13.33	10.56	10.09	10.69	10.00
Value at end of period	17.16	12.69	13.33	10.56	10.09	10.69
Number of accumulation units outstanding at end of period	857	857	857	857	857	857
MFS VIT II INTERNATIONAL INTRINSIC VALUE
Value at beginning of period	11.75	13.13	10.44	10.14	10.00
Value at end of period	14.65	11.75	13.13	10.44	10.14
Number of accumulation units outstanding at end of period	-	-	-	-	-
MFS VIT III MID CAP VALUE
Value at beginning of period	9.59	10.92	10.00
Value at end of period	12.47	9.59	10.92
Number of accumulation units outstanding at end of period	-	-	-
MFS VIT UTILITIES SERIES
Value at beginning of period	10.61	10.61
Value at end of period	13.13	10.61
Number of accumulation units outstanding at end of period	-	95
NVIT MID CAP INDEX
Value at beginning of period	12.14	13.85	12.08	10.16	10.53	10.00
Value at end of period	15.10	12.14	13.85	12.08	10.16	10.53
Number of accumulation units outstanding at end of period	1,448	1,447	1,447	1,447	1,447	864
PIMCO VIT COMMODITY REALRETURN STRATEGY
Value at beginning of period	5.37	6.31	6.22
Value at end of period	5.93	5.37	6.31
Number of accumulation units outstanding at end of period	-	-	-
PIMCO VIT HIGH YIELD
Value at beginning of period	10.97	11.37	10.75	9.65	9.89	10.00
Value at end of period	12.48	10.97	11.37	10.75	9.65	9.89
Number of accumulation units outstanding at end of period	901	901	901	901	901	901
PIMCO VIT LOW DURATION
Value at beginning of period	9.92	9.97	9.92	9.87	10.00
Value at end of period	10.23	9.92	9.97	9.92	9.87
Number of accumulation units outstanding at end of period	3,091	3,099	2,983	1,983	1,983
PIMCO VIT REAL RETURN
Value at beginning of period	9.95	10.27	9.99
Value at end of period	10.70	9.95	10.27
Number of accumulation units outstanding at end of period	1,051	1,084	977
PIMCO VIT TOTAL RETURN
Value at beginning of period	10.47	10.61	10.20	10.02	10.00
Value at end of period	11.25	10.47	10.61	10.20	10.02

Investment Division (0.85)	2019	2018	2017	2016	2015	2014
Number of accumulation units outstanding at end of period	31,324	31,090	31,090	3,190	6,707
PIONEER SELECT MID CAP GROWTH VCT
Value at beginning of period	13.14	14.17	10.99
Value at end of period	17.33	13.14	14.17
Number of accumulation units outstanding at end of period	-	-	126
PUTNAM VT EQUITY INCOME
Value at beginning of period	12.28	13.53
Value at end of period	15.88	12.28
Number of accumulation units outstanding at end of period	-	-
PUTNAM VT GLOBAL ASSET ALLOCATION
Value at beginning of period	11.20	12.15	10.60
Value at end of period	13.04	11.20	12.15
Number of accumulation units outstanding at end of period	4,780	-	-
PUTNAM VT INCOME
Value at beginning of period	10.19
Value at end of period	11.35
Number of accumulation units outstanding at end of period	-
PUTNAM VT MULTI-CAP CORE
Value at beginning of period	13.10	14.27	11.69	10.49	10.00
Value at end of period	17.15	13.10	14.27	11.69	10.49
Number of accumulation units outstanding at end of period	-	-	-	-	-
SCHWAB GOVERNMENT MONEY MARKET
Value at beginning of period	9.81	9.75	9.79	9.87	9.95	10.00
Value at end of period	9.91	9.81	9.75	9.79	9.87	9.95
Number of accumulation units outstanding at end of period	12,921	16,160	7,670	12,560	5,199	29,574
SCHWAB S&P 500 INDEX
Value at beginning of period	13.70	14.46	11.98	10.82	10.78	10.00
Value at end of period	17.86	13.70	14.46	11.98	10.82	10.78
Number of accumulation units outstanding at end of period	43,928	30,226	30,416	33,155	22,784	3,353
T. ROWE PRICE HEALTH SCIENCES
Value at beginning of period	15.22	15.22	12.06	13.62	10.00
Value at end of period	19.42	15.22	15.22	12.06	13.62
Number of accumulation units outstanding at end of period	-	67	83	-	-
TEMPLETON FOREIGN VIP
Value at beginning of period	8.22	9.80	8.47	7.97	10.00
Value at end of period	9.17	8.22	9.80	8.47	7.97
Number of accumulation units outstanding at end of period		-	-	-	-
TEMPLETON GLOBAL BOND VIP
Value at beginning of period	9.74	9.64	9.54	9.34	10.00
Value at end of period	9.85	9.74	9.64	9.54	9.34
Number of accumulation units outstanding at end of period	-	-	-	-	-
TOUCHSTONE VST BOND
Value at beginning of period	9.69	9.96	9.69	9.69	9.90	10.00
Value at end of period	10.61	9.69	9.96	9.69	9.69	9.90
Number of accumulation units outstanding at end of period	4,834	4,834	4,834	4,834	4,834	907
TOUCHSTONE VST COMMON STOCK
Value at beginning of period	12.69	13.91	12.34
Value at end of period	16.02	12.69	13.91
Number of accumulation units outstanding at end of period	-	-	-
VAN ECK VIP GLOBAL HARD ASSETS
Value at beginning of period	4.85	6.83	7.03
Value at end of period	5.36	4.85	6.83
Number of accumulation units outstanding at end of period	-	205	-
WELLS FARGO VT DISCOVERY
Value at beginning of period	13.08	14.19	11.08

Investment Division (0.85)	2019	2018	2017	2016	2015	2014
Value at end of period	18.03	13.08	14.19
Number of accumulation units outstanding at end of period	-	-	124
WELLS FARGO VT OMEGA GROWTH
Value at beginning of period	13.89	13.97	10.47
Value at end of period	18.88	13.89	13.97
Number of accumulation units outstanding at end of period	-	73	150

Appendix B - Net Investment Factor
The Net Investment Factor is determined by dividing (a) by (b), and subtracting (c) from the result where:
(a) is the net result of:
(i)	the net asset value per share of the Portfolio shares determined as of the end of the current valuation period, plus
(ii)	the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Portfolio on shares if the “ex-dividend” date occurs during the current valuation period, plus or minus
(iii)	a per unit charge or credit for any taxes incurred by or provided for in the Sub-Account, which is determined by Great-West to have resulted from the investment operations of the Sub-Account, and
(b) is the result of:
(i)	the net asset value per share of the Portfolio shares determined as of the end of the immediately preceding valuation period; plus or minus
(ii)	the per unit charge or credit for any taxes incurred by or reserved for in the Sub-Account for the immediately preceding valuation period; and
(c) is an amount representing the Mortality and Expense Risk Charge deducted from each Sub-Account on a daily basis. Such amount is equal to 0.65% if you have selected Death Benefit Option 1 or 0.85% if you have selected Death Benefit Option 2.
The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit value may increase, decrease, or remain unchanged.
The net asset value per share referred to in paragraphs (a)(i) and (b) above, reflects the investment performance of the Portfolio as well as the payment of Portfolio expenses.
B-1

Appendix C - Historical Guaranteed Annual Withdrawal Percentages from Prior Rate Sheet Supplements
Below are the historical Guaranteed Annual Withdrawal percentages (GAW%) and Joint GAW% from the Rate Sheet Supplements applicable to the GLWB Rider described in the Prospectus for the Contract. A complete description of the GLWB Rider can be found in the section of the Prospectus entitled “Guaranteed Lifetime Withdrawal Benefit Rider.”
CONTRACT APPLICATIONS SIGNED PRIOR TO MAY 1, 2017:
The tables below list the GLWB Rider GAW% and Joint GAW% applicable for Contract applications signed prior to May 1, 2017.
Guaranteed Lifetime Withdrawal Benefit Rider: The GAW% for a single Covered Person is based on the age when GAWs begin according to the following table:
GAW% Table
	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Benefit Base	4.00%	5.00%	6.00%	7.00%
If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:
Joint GAW% Table
	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Benefit Base	3.50%	4.50%	5.50%	6.50%
CONTRACT APPLICATIONS SIGNED BETWEEN MAY 1, 2017 AND APRIL 30, 2018:
The tables below list the GLWB Rider GAW% and Joint GAW% applicable for Contract applications signed between May 1, 2017 and April 30, 2018.
Guaranteed Lifetime Withdrawal Benefit Rider: The GAW% for a single Covered Person is based on the age when GAWs begin according to the following table:
GAW% Table
	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Benefit Base	4.00%	5.00%	5.50%	6.50%
If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:
Joint GAW% Table
	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Benefit Base	3.50%	4.50%	5.00%	6.00%
CONTRACT APPLICATIONS SIGNED BETWEEN MAY 1, 2018 AND APRIL 30, 2019:
The tables below list the GLWB Rider GAW% and Joint GAW% applicable for Contract applications signed between May 1, 2018 and April 30, 2019.
C-1

Guaranteed Lifetime Withdrawal Benefit Rider: The GAW% for a single Covered Person is based on the age when GAWs begin according to the following table:
GAW% Table
	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Benefit Base	4.00%	5.10%	5.50%	6.50%
If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:
Joint GAW% Table
	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Benefit Base	3.50%	4.60%	5.00%	6.00%
CONTRACT APPLICATIONS SIGNED BETWEEN MAY 1, 2019 AND APRIL 30, 2020:
The tables below list the GLWB Rider GAW% and Joint GAW% applicable for Contract applications signed between May 1, 2019 and April 30, 2020.
Guaranteed Lifetime Withdrawal Benefit Rider: The GAW% for a single Covered Person is based on the age when GAWs begin according to the following table:
GAW% Table
	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 - 74	Age 75-79+	Age 80+
% of Benefit Base	4.00%	5.10%	5.50%	5.50%	6.50%
If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:
Joint GAW% Table
	Age 59 1⁄2 - 64	Age 65 - 69	Age 70-74	Age 75-79	Age 80+
% of Benefit Base	3.50%	4.60%	5.00%	5.00%	6.00%
Important Note for all applications signed between January 1, 2017, and April 30, 2018: As noted in your Prospectus and GLWB Rider, GAWs and Joint GAWs are calculated by multiplying the GAW% (or Joint GAW%) by your Benefit Base. Accordingly, for all Rate Sheet Supplements applicable to Contract applications signed between January 1, 2017 and April 30, 2018, the GAW% Tables and Joint GAW% Tables should reflect “% of Benefit Base” (rather than “% of Covered Fund Value”) as disclosed in the Prospectus and stated in your GLWB Rider.
C-2

VARIABLE ANNUITY-1 SERIES ACCOUNT
SCHWAB ONESOURCE CHOICE VARIABLE ANNUITYTM
Individual Flexible Premium Deferred Variable Annuity Contracts
issued by
Great-West Life & Annuity Insurance Company  of New York
370 Lexington Avenue, Suite 703
New York, New York 10017
Telephone: (800) 537-2033
STATEMENT OF ADDITIONAL INFORMATION
This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated May 1, 2020, which is available without charge by contacting the Retirement Resource Operations Center, P.O. Box 173920, Denver, Colorado 80217-3920 or at (800) 838-0650.
The date of this Statement of Additional Information is
May 1, 2020
i

ii

GENERAL INFORMATION
In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms not defined in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading “Definitions.”
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT
Great-West Life & Annuity Insurance Company of New York (the “Company” or “Great-West”) (formerly known as First Great-West Life & Annuity Insurance Company, and before that as Canada Life Insurance Company of New York), the issuer of the Contract, is a New York corporation qualified to sell life insurance and annuity contracts in New York. It was qualified to do business on June 7, 1971. Great-West is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”), a Colorado stock life insurance company. GWL&A is a wholly-owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Through a group of private holding companies, The Desmarais Family Residuary Trust, which was created on October 8, 2013 under the Last Will and Testament of Paul G. Desmarais, has voting control of Power Corporation of Canada.
The assets allocated to the Variable Annuity-1 Series Account (the (“Series Account”) are the exclusive property of Great-West. Registration of the Series Account under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Series Account or of Great-West by the Securities and Exchange Commission. Great-West may accumulate in the Series Account proceeds from charges under the Contracts and other amounts in excess of the Series Account assets representing reserves and liabilities under the Contract and other variable annuity contracts issued by Great-West. Great-West may from time to time transfer to its general account any of such excess amounts. Under certain remote circumstances, the assets of one Sub-Account may not be insulated from liability associated with another Sub-Account.
On January 24, 2019, GWL&A announced that it had entered into an agreement with Protective Life Insurance Company (“Protective”) to sell, via indemnity reinsurance, substantially all of its non-participating individual life insurance and annuity business and group life and health business, including this Contract. Subject to the provision of certain services by GWL&A or its affiliates for a transitional period following the closing, Protective has agreed to provide administration for the Contract in accordance with their terms and conditions. The transaction closed on June 1, 2019.
CALCULATION OF ANNUITY PAYOUTS
Variable Annuity Options
Great-West converts the Accumulation Units for each Investment Segment Sub-Account held by you into Annuity Units at their values determined as of the end of the valuation period which contains the Annuity Commencement Date. The number of Annuity Units paid for each Investment Segment Sub-Account is determined by dividing the amount of the first payment by the Annuity Unit value on the first valuation date preceding the date the first payout is due. The number of Annuity Units used to calculate each payout for an Investment Segment Sub-Account remains fixed during the Annuity Payout Period.
The first payment under a variable annuity payout option will be based on the value of each Investment Segment Sub-Account on the first valuation date preceding the Annuity Commencement Date. We will determine it by applying the appropriate rate to the amount applied under the payout option. Payments after the first will vary depending upon the investment experience of the Investment Segment Sub-Accounts. The subsequent amount paid is determined by multiplying (a) by (b) where (a) is the number of Annuity Units to be paid and (b) is the Annuity Unit value on the first valuation date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payments for each Sub-Account.
POSTPONEMENT OF PAYOUTS
With respect to amounts allocated to the Series Account, payout of any amount due upon a total or partial surrender, death or under an annuity option will ordinarily be made within seven days after all documents required for such payout are received by the Retirement Resource Operations Center. However, the determination, application or payout of any death benefit, Transfer, full surrender, partial withdrawal or annuity payout may be deferred to the extent dependent on Accumulation or Annuity Unit Values, for any period during which the New York Stock Exchange is closed (other than customary weekend and
1

holiday closings) or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, for any period during which any emergency exists as a result of which it is not reasonably practicable for Great-West to determine the investment experience of such Accumulation or Annuity Units or for such other periods as the Securities and Exchange Commission may by order permit for the protection of investors.
SERVICES
A.    Safekeeping of Series Account Assets
The assets of the Series Account are held by Great-West. The assets of the Series Account are kept physically segregated and held separate and apart from the general account of Great-West. Great-West maintains records of all purchases and redemptions of shares of the underlying Portfolios. Additional protection for the assets of the Series Account is afforded by a financial institution bond that includes fidelity coverage issued to Great-West Lifeco Inc. and subsidiary companies in the amount of $50 million (Canadian) per occurrence and $100 million (Canadian) in the aggregate, which covers all officers and employees of Great-West.
B.    Independent Registered Public Accounting Firm
Deloitte & Touche LLP, 1601 Wewatta St, Denver, CO 80202, serves as the Company’s and the Series Account’s independent registered public accounting firm.
The financial statements and financial highlights of each of the investment divisions of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company of New York included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The statutory-basis financial statements of Great-West Life & Annuity Insurance Company of New York included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such statutory-basis financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.
C.    Principal Underwriter
The offering of the Contracts is made on a continuous basis by GWFS Equities, Inc. (“GWFS”), an affiliate of Great-West. GWFS is a Delaware corporation, a broker-dealer registered with the Securities and Exchange Commission, and is a member of the Financial Industry Regulatory Authority (“FINRA”). Great-West does not anticipate discontinuing the offering of the Contract, although it reserves the right to do so. GWFS has received no underwriting commissions in connection with this offering since it has been offered. The Contract generally will be issued for Annuitants from birth to age eighty-five (85).
D.    Administrative Services
Great-West and GWL&A have entered into an Administrative Services Agreement dated August 1, 2003, as amended. Pursuant to the agreement, GWL&A performs certain corporate support services, investment services and other back office administrative services for Great-West. In addition, certain of GWL&A's property, equipment, and facilities are made available for Great-West for its operations. All charges for services and use of facilities to the extent practicable reflect actual costs, and are intended to be in accordance with New York Insurance Laws.
Certain administrative services are provided by GWFS to assist Great-West in processing the Contracts. These services are described in written agreements between GWFS and Great-West.
WITHHOLDING
Annuity payouts and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payouts from which taxes are withheld.
Notwithstanding the recipient's election, withholding may be required with respect to certain payouts to be delivered outside the United States and with respect to certain distributions from certain types of qualified retirement plans, unless the proceeds are transferred directly to another qualified retirement plan. Moreover, special “backup withholding” rules may require
2

Great-West to disregard the recipient's election if the recipient fails to supply Great-West with a taxpayer identification number (“TIN”) (social security number for individuals), or if the Internal Revenue Service notifies Great-West that the TIN provided by the recipient is incorrect.
Foreign Account Tax Compliance Act (“FATCA”)
We may be required to withhold at a rate of 30% under FATCA on certain distributions to foreign financial institutions and non-financial foreign entities holding accounts on behalf of and/or the assets of U.S. persons unless the foreign entities provide us with certain certifications regarding their status under FATCA on the applicable IRS forms. Prospective purchasers with accounts in foreign financial institutions or non-financial foreign entities are advised to consult with a competent tax advisor regarding the application of FATCA to their purchase situation.
FINANCIAL STATEMENTS
The financial statements of Great-West Life & Annuity Insurance Company of New York should be considered only as bearing upon Depositor's ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interests of Contract Owners under the Contracts are affected solely by the investment results of the Series Account.
3

Great-West Life & Annuity Insurance Company of New York (A wholly-owned subsidiary of Great-West Life & Annuity Insurance Company)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2019 and 2018 and

Related Statutory Statements of Operations, Changes in Capital and Surplus and Cash Flows for Each of Three Years in the Period Ended December 31, 2019 and Report of Independent Registered Public Accounting Firm

Deloitte & Touche LLP 1601 Wewatta Street Suite 400

Denver, CO 80202-3942

USA

Tel: 1 303 292 5400

Fax: 1 303 312 4000 www.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of

Great-West Life & Annuity Insurance Company of New York

New York, New York

Opinion on the Statutory-basis Financial Statements

We have audited the accompanying statutory statements of admitted assets, liabilities, and capital and surplus of Great-West Life & Annuity Insurance Company of New York (the "Company") (a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company) as of December 31, 2019 and 2018, the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2019, and the related notes (collectively referred to as the "statutory-basis financial statements"). In our opinion, because of the effects of the matters discussed in the following paragraph, the statutory-basis financial statements do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2019 and 2018, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2019.

As described in Note 1 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the New York State Department of Financial Services. The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 1 to the statutory-basis financial statements and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, the statutory-basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019, in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services, as described in Note 1 to the statutory-basis financial statements.

Basis for Opinion

These statutory-basis financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's statutory-basis financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the

PCAOB.

We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory-basis financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the statutory-basis financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the statutory-basis financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the statutory-basis financial statements. We believe that our audits provide a reasonable basis for our opinion.

Emphasis of Matter

As discussed in Note 1 to the statutory-basis financial statements, the accompanying statutory-basis financial statements have been prepared from separate records maintained by the Company and may not necessarily be indicative of conditions that would have existed or the results of operations if the Company had been operated as an unaffiliated company, as portions of certain expenses represent allocations made from affiliates.

/s/ DELOITTE & TOUCHE LLP

April 13, 2020

We have served as the Company's auditor since 1981

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

December 31, 2019 and 2018

(In Thousands, Except Share Amounts)

	December 31,

	2019	2018
Admitted assets:
Cash and invested assets:
Bonds	$842,567	$1,290,067
Mortgage loans (net of allowances of $20 and $20)	39,456	75,980
Contract loans	19,347	20,155
Cash, cash equivalents and short-term investments	29,568	79,548
Securities lending collateral assets	2,070	16,556
Other invested assets	2,237	5,694

Total cash and invested assets	935,245	1,488,000
Investment income due and accrued	6,728	11,878
Premiums deferred and uncollected	390	1,964
Reinsurance recoverable	—	928
Deferred income taxes	1,087	6,053
Due from parent and affiliates	2,048	2,039
Other assets	8,298	7,434
Assets from separate accounts	680,648	681,575

Total admitted assets	$1,634,444	$2,199,871

See notes to statutory financial statements.		Continued

4

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

December 31, 2019 and 2018

(In Thousands, Except Share Amounts)

	December 31,

	2019	2018
Liabilities, capital and surplus:
Liabilities:
Aggregate reserves for life policies and contracts	$815,878	$1,392,937
Aggregate reserves for accident and health policies	—	177
Life and accident and health policy and contract claims	356	2,497
Liability for deposit-type contracts	1,246	1,955
Provision for policyholders' dividends	2,300	2,600
Asset valuation reserve	5,239	7,938
Interest maintenance reserve	3,346	7,463
Due to parent and affiliates	4,790	3,335
Payable for securities lending collateral	2,070	16,556
Current federal income taxes payable to affiliate	13	227
Other liabilities	4,862	1,292
Liabilities from separate accounts	680,509	681,452

Total liabilities	1,520,609	2,118,429
Contingencies (See Note 15)
Capital and surplus:
Common stock, $1,000 par value; 10,000 shares
authorized; 2,500 shares issued and outstanding	2,500	2,500
Gross paid in and contributed surplus	32,450	32,450
Unassigned funds	78,885	46,492

Total capital and surplus	113,835	81,442
Total liabilities, capital and surplus	$1,634,444	$2,199,871

See notes to statutory financial statements.		Concluded

5

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statutory Statements of Operations

Years Ended December 31, 2019, 2018 and 2017

(In Thousands)

	Year Ended December 31,

	2019	2018	2017
Income:

Premium income and annuity considerations	$(395,942)	$267,967	$328,539
Net investment income	39,787	50,307	47,715
Amortization of interest maintenance reserve	778	1,236	1,506
Commission and expense allowances on reinsurance ceded	5,750	101	105
Fee income from separate accounts	2,713	4,017	3,625
Other income	10,439	10,965	9,572

Total income	(336,475)	334,593	391,062
Expenses:
Death benefits	6,745	10,778	12,489
Annuity benefits	4,815	10,660	10,222
Surrender benefits	278,998	222,163	193,461
(Decrease) increase in aggregate reserves for life and accident and health policies	(577,236)	72,545	134,474
and contracts

Other benefits	159	221	143

Total benefits	(286,519)	316,367	350,789
Commissions	12,711	14,482	15,939
Other insurance expenses	13,273	16,251	14,989
Net transfers (from) to separate accounts	(69,379)	(10,143)	1,435
Interest maintenance reserve release on reinsurance ceded	(21,652)	—	—

Total benefits and expenses	(351,566)	336,957	383,152
Net gain (loss) from operations before dividends to policyholders, federal
income taxes and net realized capital (losses) gains	15,091	(2,364)	7,910
Dividends to policyholders	1,938	2,132	3,065
Net gain (loss) from operations after dividends to policyholders and before

federal income taxes and net realized (losses) capital gains	13,153	(4,496)	4,845
Federal income tax (benefit) expense	(13,275)	952	1,716

Net gain (loss) from operations before net realized capital (losses) gains	26,428	(5,448)	3,129
Net realized capital (losses) gains, less tax benefits of $159, $46 and $0, and	(596)	(176)	—
transfers to interest maintenance reserve

Net income (loss)	$25,832	$(5,624)	$3,129

See notes to statutory financial statements.

6

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statutory Statements of Changes in Capital and Surplus

Years Ended December 31, 2019, 2018 and 2017

(In Thousands)

	Year Ended December 31,

	2019	2018	2017

Capital and surplus, beginning of year	$81,442	$87,514	$86,725

Net (loss) income	25,832	(5,624)	3,129
Change in net unrealized capital gains, net of income taxes	—	—	134
Change in net deferred income taxes	(12,707)	2,613	(5,876)
Change in non-admitted assets	7,891	(2,271)	4,476
Change in asset valuation reserve	2,699	(782)	(1,088)
Change in surplus as a result of reinsurance	8,663	—	—
Surplus withdrawn from separate accounts	—	—	6
Changes in capital and surplus as a result of separate accounts	15	(8)	8

Net change in capital and surplus for the year	32,393	(6,072)	789
Capital and surplus, end of year	$113,835	$81,442	$87,514

See notes to statutory financial statements.

7

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statutory Statements of Cash Flows

Years Ended December 31, 2019, 2018 and 2017

(In Thousands)

	Year Ended December 31,

	2019	2018	2017
Operating activities:

Premium income	$207,985	$267,526	$327,526
Investment income received, net of investment expenses paid	39,793	50,757	47,769
Other miscellaneous income received	22,959	15,083	13,301
Benefit and loss related payments	(289,357)	(233,651)	(221,110)
Net transfers from (to) separate accounts	72,965	8,903	(3,766)
Commissions, other expenses and taxes paid	(24,982)	(30,893)	(32,292)
Dividends paid to policyholders	(2,239)	(2,632)	(2,865)
Federal income taxes received (paid), net	8,353	(512)	(922)

Net cash provided by operating activities	35,477	74,581	127,641
Investing activities:

Proceeds from investments sold, matured or repaid:
Bonds	142,434	83,327	195,330
Mortgage loans	25,136	19,705	8,674
Other	3	394	—
Cost of investments acquired:
Bonds	(252,696)	(122,177)	(344,580)
Mortgage loans	—	(5,000)	—
Other	(153)	—	(445)
Net change in contract loans	197	26	1,608

Net cash used in investing activities	$(85,079)	$(23,725)	$(139,413)

See notes to statutory financial statements.			Continued

8

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statutory Statements of Cash Flows

Years Ended December 31, 2019, 2018 and 2017

(In Thousands)

	Year Ended December 31,

	2019	2018	2017
Financing and miscellaneous activities:
Deposit-type contract withdrawals, net of deposits	$(174)	$(334)	$(359)
Other	(204)	1,215	6,761

Net cash provided by (used in) financing and miscellaneous activities	(378)	881	6,402
Net increase (decrease) in cash, cash equivalents and short-term investments	(49,980)	51,737	(5,370)
Cash, cash equivalents and short-term investments:
Beginning of year	79,548	27,811	33,181

End of year	$29,568	$79,548	$27,811

Non-cash transfers of $646 million of assets and liabilities occurred as a part of the Protective transaction. Refer to Note 8 for further information on the Protective transaction.

See notes to statutory financial statements.	Concluded

9

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

1. Organization and Significant Accounting Policies

Great-West Life & Annuity Insurance Company of New York (the "Company") is a wholly-owned subsidiary of Great-West Life

&Annuity Insurance Company ("GWL&A"). GWL&A is a direct wholly-owned subsidiary of GWL&A Financial Inc. ("GWL&A Financial"), a holding company. GWL&A Financial is a direct wholly-owned subsidiary of Great-West Lifeco U.S. LLC ("Lifeco U.S.") and an indirect wholly-owned subsidiary of Great-West Lifeco Inc. ("Lifeco"), a Canadian holding company. The Company is incorporated as a stock life insurance company in the State of New York and is subject to regulation by the New York State Department of Financial Services (the "Department"). The Company is authorized to engage in the sale of life insurance, accident and health insurance and annuity products in the State of New York and Illinois.

Effective June 1, 2019, the Company completed the sale, via indemnity reinsurance (the "Protective transaction"), of substantially all of its individual life insurance and annuity business to Protective Life and Annuity Insurance Company ("Protective") who now assumes the economics and risks associated with the reinsured business. Per the transaction agreement, the Company transferred Statutory assets equal to liabilities. The business transferred included bank-owned and corporate-owned life insurance, single premium life insurance, individual annuities as well as closed block life insurance and annuities. The Company will retain a block of participating life insurance policies, which are now administered by Protective. Post-transaction, the Company will focus on the defined contribution retirement and asset management markets.

The statutory financial statements have been prepared from the separate records maintained by the Company and may not necessarily be indicative of the conditions that would have existed or the results of operations if the Company had been operated as an unaffiliated company.

Accounting policies and use of estimates

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the Department. The Department requires that insurance companies domiciled in the State of New York prepare their statutory financial statements in accordance with the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP"), subject to any deviations prescribed or permitted by the State of New York Superintendent of Financial Services.

The Department recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the New York Insurance Law. The NAIC SAP has been adopted as a component of prescribed or permitted practices by the Department. The Department has adopted certain prescribed accounting practices that differ from those found in NAIC SAP. Specifically, for New York domiciled companies, the amount of ceded reserves are limited to the amount of direct reserves while NAIC SAP does not have this specific requirement.

10

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

A reconciliation of the Company's capital and surplus and statutory net income between NAIC SAP and practices prescribed by the Department, and the resulting tax impacts, are shown below.

	Statutory Capital and
	Surplus		Statutory Net Income (Loss)

	December 31,		Year ended December 31,
	2019	2018	2019	2018	2017
New York prescribed basis	$113,835	$81,442	$25,832	$(5,624)	$3,129
State prescribed practices, ceded reserves
Ceded reserves	1,337	1,598	(260)	332	(166)
Current income taxes on ceded reserves	(377)	(335)	(41)	107	58
Reduction to deferred taxes	(281)	—	(281)	—	—
Reduction to non-admit deferred taxes	226	—	226	—	—

NAIC SAP basis	$114,740	$82,705	$25,476	$(5,185)	$3,021

Statutory accounting principles vary in some respects from accounting principles generally accepted in the United States of America ("GAAP"). The more significant of these differences are as follows:

•Bonds, including loan-backed and structured securities (collectively referred to as "bonds"), are carried at statutory adjusted carrying value in accordance with the National Association of Insurance Commissioners ("NAIC") designation of the security. Carrying value is amortized cost, unless the bond is either (a) designated as a six, in which case it is the lower of amortized cost or fair value or (b) required to be carried at fair value due to the structured securities ratings methodology. Under GAAP, bonds are carried at amortized cost for securities classified as held-to-maturity and fair value for securities classified as available-for-sale and held-for-trading.

•Short-term investments include all investments whose remaining maturities, at the time of acquisition, are three months to one year. Under GAAP, short-term investments include securities purchased with investment intent and with remaining maturities, at the time of acquisition, of one year or less.

•As prescribed by the NAIC, the asset valuation reserve ("AVR") is computed in accordance with a prescribed formula and represents a provision for possible non-interest related fluctuations in the value of bonds. Changes to the AVR are charged or credited directly to unassigned surplus. This type of reserve is not necessary or required under GAAP.

•As prescribed by the NAIC, the interest maintenance reserve ("IMR") consists of net accumulated unamortized realized capital gains and losses, net of income taxes, on sales or interest related impairments of bonds and mortgage loans attributable to changes in the general level of interest rates. Such gains or losses are initially deferred and then amortized into income over the remaining period to maturity, based on groupings of individual securities sold in five-year bands. An IMR asset is designated as a non-admitted asset and is recorded as a reduction to capital and surplus. Under GAAP, realized gains and losses are recognized in income in the period in which a security is sold.

•As prescribed by the NAIC, an other-than-temporary impairment ("OTTI") is recorded (a) if it is probable that the Company will be unable to collect all amounts due according to the contractual terms in effect at the date of acquisition, (b) if the Company has the intent to sell the investment or (c) for non-interest related declines in value and where the Company does not have the intent and ability at the reporting date, to hold the bond until its recovery. Under GAAP, if either (a) management has the intent to sell a bond investment or (b) it is more likely than not the Company will be required to sell a bond investment

11

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

before its anticipated recovery, a charge is recorded in net realized investment losses equal to the difference between the fair value and cost or amortized cost basis of the security. If management does not intend to sell the security and it is not more likely than not the Company will be required to sell the bond investment before recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the bond investment prior to impairment) is less than the amortized cost basis of the bond investment (referred to as the credit loss portion), an OTTI is considered to have occurred.

Under GAAP, total OTTI is bifurcated into two components: the amount related to the credit loss, which is recognized in current period earnings through realized capital losses; and the amount attributed to other factors (referred to as the non- credit portion), which is recognized as a separate component in accumulated other comprehensive income (loss). As prescribed by the NAIC, non-interest related OTTI is only bifurcated on loan-backed and structured securities. Factors related to interest and other components do not have a financial statement impact and are disclosed in "Unrealized losses and OTTI" in the notes to the statutory financial statements.

•Acquisition costs, such as commissions and other costs incurred in connection with acquiring new business, are charged to operations as incurred, rather than deferred and amortized over the lives of the related contracts as under GAAP.

•Deferred income taxes are recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company's statutory financial statements or tax returns. Deferred income tax assets are subject to limitations prescribed by statutory accounting principles. The change in deferred income taxes is treated as a component of the change in unassigned funds, whereas under GAAP deferred taxes are included in the determination of net income.

•Certain assets, including various receivables, furniture and equipment and prepaid assets, are designated as non-admitted assets and are recorded as a reduction to capital and surplus, whereas they are recorded as assets under GAAP.

•Aggregate reserves for life policies and contracts are based on statutory mortality and interest requirements and without consideration of withdrawals, which differ from reserves established under GAAP that are based on assumptions using Company experience for mortality, interest, and withdrawals.

•As prescribed by the Department, ceded reserves are limited to the amount of direct reserves. Ceded aggregate reserves and policy and contract claim liabilities are netted against aggregate reserves for life policies and contracts for statutory accounting purposes. Under GAAP, these items are reported as reinsurance recoverable.

•The policyholder's share of net income on participating policies that has not been distributed to participating policyholders is included in capital and surplus in the statutory financial statements. For GAAP, these amounts are reported as a liability with a charge to net income.

•Changes in separate account values from cash transactions are recorded as premium income and benefit expenses whereas they do not impact the statement of operations under GAAP and are presented only as increases or decreases to account balances.

•Benefit payments and the related decrease in policy reserves are recorded as expenses for all contracts subjecting the Company to any mortality risk. Under GAAP, such benefit payments for life and annuity contracts without significant mortality risks are recorded as direct reductions to the policy reserve liability.

12

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

•Premium receipts and the related increase in policy reserves are recorded as revenues and expenses, respectively, for all contracts subjecting the Company to any mortality risk. Under GAAP, such premium receipts for life and annuity contracts without significant mortality risks are recorded as direct credits to the policy reserve liability.

•Comprehensive income and its components are not presented in the statutory financial statements.

•The Statutory Statement of Cash Flows is presented based on a prescribed format for statutory reporting. For purposes of presenting statutory cash flows, cash includes short-term investments. Under GAAP, the statement of cash flows is typically presented based on the indirect method and cash excludes short-term investments.

•For statutory accounting purposes, the gain from the Protective transaction, net of income taxes, is initially reported as a change in capital and surplus as a result of reinsurance and subsequently recognized in net income as the net-of-tax profits emerge on the reinsured block business. Under GAAP, the gain is included in net income.

The preparation of financial statements in conformity with statutory accounting principles requires the Company's management to make a variety of estimates and assumptions. These estimates and assumptions affect, among other things, the reported amounts of admitted assets and liabilities, the disclosure of contingent liabilities and the reported amounts of revenues and expenses. Significant estimates are required to account for items and matters such as, but not limited to, the valuation of investments in the absence of quoted market values, impairment of investments, valuation of policy benefit liabilities and the valuation of deferred tax assets. Actual results could differ from those estimates.

Significant statutory accounting policies

Investments

Investments are reported as follows:

•In accordance with the NAIC SAP, the adjusted carrying value amounts of certain assets are gross of non-admitted assets.

•Bonds are carried at statutory adjusted carrying value in accordance with the NAIC designation of the security. Carrying value is amortized cost, unless the bond is either (a) designated as a six, in which case it is the lower of amortized cost or fair value or (b) required to be carried at fair value due to the structured securities ratings methodology. The Company recognizes the acquisition of its public bonds on a trade date basis and its private placement investments on a funding date basis. Bonds containing call provisions, except make-whole call provisions, are amortized to the call or maturity value/date which produces the lowest asset value. Make-whole call provisions, which allow the bond to be called at any time, are not considered in determining the timeframe for amortizing the premium or discount unless the Company has information indicating the issuer is expected to invoke the make-whole call provision.

Premiums and discounts are recognized as a component of net investment income using the effective interest method. Realized gains and losses not subject to IMR are included in net realized capital gains (losses).

The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and asset-backed securities) is dependent upon market conditions, which may result in prepayments and changes in amounts to be earned. Prepayments on all mortgage-backed and asset-backed securities are monitored monthly, and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities are adjusted by such prepayments. Prepayment assumptions are based on the average of recent historical prepayments and are obtained from broker/dealer survey values or internal estimates. These assumptions are consistent with the current interest rate and economic

13

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

environment. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective method.

Mortgage loans consist of domestic commercial collateralized loans and are carried at their unpaid principal balances adjusted for any unamortized premiums or discounts and allowances for credit losses. Interest income is accrued on the unpaid principal balance for all loans, except for loans on non-accrual status. Premiums and discounts are amortized to net investment income using the effective interest method. Prepayment penalty and origination fees are recognized in net investment income upon receipt.

The Company actively manages its mortgage loan portfolio by completing ongoing comprehensive analysis of factors such as debt service coverage ratios, loan-to-value ratios, payment status, default or legal status, annual collateral property evaluations and general market conditions. On a quarterly basis, the Company reviews the above primary credit quality indicators in its internal risk assessment of loan impairment and credit loss. Management's risk assessment process is subjective and includes the categorization of all loans, based on the above mentioned credit quality indicators, into one of the following categories:

•Performing - generally indicates the loan has standard market risk and is within its original underwriting guidelines.

•Non-performing - generally indicates there is a potential for loss due to the deterioration of financial/monetary default indicators or potential foreclosure. Due to the potential for loss, these loans are evaluated for impairment.

The adequacy of the Company's allowance for credit loss is reviewed quarterly. The determination of the calculation and the adequacy of the mortgage allowance for credit loss and mortgage impairments involve judgments that incorporate qualitative and quantitative Company and industry mortgage performance data. Management's periodic evaluation and assessment of the adequacy of the mortgage allowance for credit loss and the need for mortgage impairments is based on known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the fair value of the underlying collateral, composition of the loan portfolio, current economic conditions, loss experience and other relevant factors. Loans included in the non-performing category and other loans with certain substandard credit quality indicators are individually reviewed to determine if a specific impairment is required. Risk is mitigated primarily through first position collateralization, guarantees, loan covenants and borrower reporting requirements. Since the Company does not originate or hold uncollateralized mortgages, loans are generally not deemed fully uncollectable. Generally, unrecoverable amounts are written off during the final stage of the foreclosure process.

Loan balances are considered past due when payment has not been received based on contractually agreed upon terms. The accrual of interest is discontinued when concerns exist regarding the realization of loan principal or interest. The Company resumes interest accrual on loans when a loan returns to current status or under new terms when loans are restructured or modified.

On a quarterly basis, any loans with terms that were modified during that period are reviewed to determine if the loan modifications constitute a troubled debt restructuring ("TDR"). In evaluating whether a loan modification constitutes a TDR, it must be determined that the modification is a significant concession and the debtor is experiencing financial difficulties.

•Contract loans are carried at their unpaid balance. Contract loans are fully collateralized by the cash surrender value of the associated insurance policy.

•Short-term investments include all investments whose remaining maturities, at the time of acquisition, are three months to one year. Cash equivalent investments include all investments whose remaining maturities, at the time of acquisition, are three months or less. Both short-term and cash equivalent investments, excluding money market mutual funds, are stated at amortized cost, which approximates fair value. Cash equivalent investments also include highly liquid money market

14

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

securities that are traded in an active market, and are carried at fair value.

•The Company participates in a securities lending program in which the Company lends securities that are held as part of its general account investment portfolio to third parties. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancement on its investment portfolio. The borrower can return and the Company can request the loaned securities be returned at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest received on such securities during the loan term. Securities lending transactions are accounted for as secured borrowings. The securities on loan are included within bonds and short-term investments in the accompanying Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus. The securities lending agent indemnifies the Company against borrower risk, meaning that the lending agent agrees contractually to replace securities not returned due to a borrower default. The Company generally requires initial cash collateral in an amount greater than or equal to 102% of the fair value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower. Some cash collateral is reinvested in short-term repurchase agreements which are also collateralized by U.S. Government or U.S. Government Agency securities. Reinvested cash collateral is reported in securities lending reinvested collateral assets, with a corresponding liability in payable for securities lending collateral. Collateral that cannot be sold or repledged is excluded from the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

•The Company's OTTI accounting policy requires that a decline in the value of a bond below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. An OTTI is recorded (a) if it is probable that the Company will be unable to collect all amounts due according to the contractual terms in effect at the date of acquisition, (b) if the Company has the intent to sell the investment or (c) for non-interest related declines in value and where the Company does not have the intent and ability at the reporting date, to hold the bond until its recovery. Management considers a wide range of factors, as described below, regarding the bond issuer and uses its best judgment in evaluating the cause of the decline in its estimated fair value and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the bond are assumptions and estimates about the operations and ability to generate future cash flows. While all available information is taken into account, it is difficult to predict the ultimate recoverable amount from a distressed or impaired bond.

Considerations used by the Company in the impairment evaluation process include, but are not limited to, the following:

•The extent to which estimated fair value is below cost;

•Whether the decline in fair value is attributable to specific adverse conditions affecting a particular instrument, its issuer, an industry or geographic area;

•The length of time for which the estimated fair value has been below cost;

•Downgrade of a bond investment by a credit rating agency;

•Deterioration of the financial condition of the issuer;

•The payment structure of the bond investment and the likelihood of the issuer being able to make payments in the future; and

•Whether dividends have been reduced or eliminated or scheduled interest payments have not been made.

For loan-backed and structured securities, if management does not intend to sell the bond and has the intent and ability to hold the bond until recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the bond prior to impairment) is less than the amortized cost basis of the bond (referred to as the non-interest loss portion), an OTTI is considered to have occurred. In this instance, total OTTI is bifurcated into two components: the amount related to the non-interest loss is recognized in current period earnings through realized capital gains (losses); and the amount attributed to other factors does not have any financial impact and is disclosed only in the notes to the statutory financial statements. The calculation of expected cash flows utilized during the impairment

15

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

evaluation process are determined using judgment and the best information available to the Company including default rates, credit ratings, collateral characteristics and current levels of subordination.

For bonds not backed by other loans or assets, if management does not intend to sell the bond and has the intent and ability to hold, but does not expect to recover the entire cost basis, an OTTI is considered to have occurred. A charge is recorded in net realized capital gains (losses) equal to the difference between the fair value and cost or amortized cost basis of the bond. After the recognition of an OTTI, the bond is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis equal to the previous amortized cost basis less the OTTI recognized in net income. The difference between the new amortized cost basis and the expected future cash flows is accreted into net investment income. The Company continues to estimate the present value of cash flows expected to be collected over the life of the bond.

Fair value

Certain assets and liabilities are recorded at fair value on the Company's Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company categorizes its assets and liabilities measured at fair value into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level

3). The Company's assets and liabilities have been categorized based upon the following fair value hierarchy:

•Level 1 inputs which are utilized for separate account assets and liabilities, utilize observable, quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. Financial assets utilizing Level 1 inputs include certain mutual funds.

•Level 2 inputs utilize other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs, which are utilized for general and separate account assets and liabilities, include quoted prices for similar assets and liabilities in active markets and inputs, other than quoted prices, that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. The fair values for some Level 2 securities are obtained from pricing services. The inputs used by the pricing services are reviewed at least quarterly or when the pricing vendor issues updates to its pricing methodology. For bond and separate account assets and liabilities, inputs include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Additional inputs utilized for assets and liabilities classified as Level 2 are:

•Separate account assets and liabilities - various index data and news sources, amortized cost (which approximates fair value), trading activity, swap curves, credit spreads, recovery rates, restructuring, net present value of cash flows and quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•Level 3 inputs are unobservable and include situations where there is little, if any, market activity for the asset or liability. In general, the prices of Level 3 securities are obtained from single broker quotes and internal pricing models. If the broker's inputs are largely unobservable, the valuation is classified as a Level 3.

The fair value of certain investments in the separate accounts are estimated using net asset value per share as a practical expedient, and are excluded from the fair value hierarchy levels in Note 5. These net asset values are based on the fair value of the underlying investments, less liabilities.

16

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability

Overall, transfers between levels are attributable to a change in the observability of inputs. Assets are transferred to a lower level in the hierarchy when a significant input cannot be corroborated with market observable data. This may occur when market activity decreases and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets are transferred to a higher level in the hierarchy when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity including recent trades, a specific event, or one or more significant input(s) becoming observable.

In some instances, securities are priced using external broker quotes. In most cases, when broker quotes are used as pricing inputs, more than one broker quote is obtained. External broker quotes are reviewed internally by comparing the quotes to similar securities in the public market and/or to vendor pricing, if available. Additionally, external broker quotes are compared to market reported trade activity to ascertain whether the price is reasonable, reflective of the current market prices, and takes into account the characteristics of the Company's securities.

Net investment income

Interest income from bonds is recognized when earned. Interest income on contract loans is recognized in net investment income at the contract interest rate when earned. All investment income due and accrued with amounts that are deemed uncollectible or that are over 90 days past due, including mortgage loans in default ("in process of foreclosure"), is not included in investment income. Amounts over 90 days past due are non-admitted assets and are recorded as a reduction to unassigned surplus.

Net realized capital gains (losses)

Realized capital gains and losses are reported as a component of net income and are determined on a specific identification basis. Interest-related gains and losses are primarily subject to IMR, while non-interest related gains and losses are primarily subject to AVR.

Policy reserves

Life insurance and annuity policy reserves with life contingencies are computed on the basis of statutory mortality and interest requirements and without consideration for withdrawals. Annuity contract reserves without life contingencies are computed on the basis of statutory interest requirements.

Policy reserves for life insurance are valued in accordance with the provision of applicable statutory regulations. Life insurance reserves are determined principally using the Commissioner's Reserve Valuation Method, using the statutory mortality and interest requirements, without consideration for withdrawals. Some policies contain a surrender value in excess of the reserve as legally computed. This excess is calculated and recorded on a policy-by-policy basis.

Premium stabilization reserves are calculated for certain policies to reflect the Company's estimate of experience refunds and interest accumulations on these policies. The reserves are invested by the Company. The income earned on these investments is accumulated in this reserve and is used to mitigate future premium rate increases for such policies.

17

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

Policy reserves ceded to other insurance companies are recorded as a reduction of the reserve liabilities. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

Policy and contract claims include provisions for reported life and health claims in process of settlement, valued in accordance with the terms of the related policies and contracts, as well as provisions for claims incurred but not reported based primarily on prior experience of the Company. As such, amounts are estimates, and the ultimate liability may differ from the amount recorded. Any changes in estimates will be reflected in the results of operations when additional information becomes known.

The liabilities for health claim reserves are determined using historical run-out rates, expected loss ratios and statistical analysis. The Company provides for significant claim volatility in areas where experience has fluctuated. The liabilities represent estimates of the ultimate net cost of all reported and unreported claims which are unpaid at year-end. Those estimates are subject to considerable variability in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

Premium, fee income and expenses

Life insurance premiums are recognized when due. Annuity considerations are recognized as revenue when received. Accident and health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Life and accident and health insurance premiums received in advance are recorded as a liability and recognized as income when the premiums become earned. Fees from assets under management, assets under administration, shareholder servicing, mortality and expense risk charges, administration and record-keeping services and investment advisory services are recognized when earned in fee income or other income. Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Income taxes

The Company is included in the consolidated federal income tax return of Lifeco U.S. The federal income tax expense reported in the Statutory Statements of Operations represent income taxes provided on income that is currently taxable, excluding tax on net realized capital gains and losses. A net deferred tax asset is included in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus which is recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company's statutory financial statements or tax returns. Deferred income tax assets are subject to limitations prescribed by statutory accounting principles. The change in deferred income taxes is treated as a component of the change in unassigned funds.

2. Changes in Accounting Principles

In 2009, the NAIC introduced Principle-Based Reserving ("PBR") as a new method for calculating life insurance policy reserves. In cases where the PBR reserve is higher, it will replace the historic formulaic measure with one that more accurately reflects the risks of highly complex products. PBR is effective for 2017; however, companies are permitted to delay implementation until January 1, 2020. The Company adopted this standard on January 1, 2020, which will not have a material effect on the Company's statutory financial statements.

18

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

3. Related Party Transactions

In the normal course of business, the Company enters into agreements with related parties whereby it provides and/or receives record-keeping services, investment advisory services, distribution and administrative services, and marketing services. The following table presents revenue earned, expenses incurred and expense reimbursement from related parties for services provided and/or received pursuant to these service agreements. These amounts, in accordance with the terms of the contracts, are based upon estimated costs incurred or resources expended as determined by number of policies, number of participants, certificates in- force, administered assets or other similar drivers.

		Year Ended December 31,			Financial statement

Description	Related party	2019	2018	2017	line
Provides marketing, distribution	GWFS Equities, Inc.(1)	$8,381	$10,002	$10,406	Other income
and administrative services to
certain underlying funds and/or
mutual funds.
Provides recordkeeping	GWL&A	2,328	2,551	2,423	Other income
services.
Receives recordkeeping	Empower Retirement, LLC	(12,914)	(11,062)	(9,313)	Other income
services.	("Empower")(1)
Receives investment advisory	GWL&A	(839)	(718)	(639)	Net investment
services.					income

(1)A wholly-owned subsidiary of GWL&A.

Due to/from parent and affiliates represents non-interest bearing amounts which are due upon demand. Due to/from parent and affiliates include amounts receivable from or payable to Lifeco U.S. and subsidiaries of Lifeco U.S.

The following table summarizes amounts due from parent and affiliates:

			December 31,

Related party	Indebtedness	Due date	2019	2018
GWFS Equities, Inc.(1)	On account	On demand	$2,014	$2,034
Other related party receivables	On account	On demand	34	5

Total			$2,048	$2,039

(1) A wholly-owned subsidiary of GWL&A.

The following table summarizes amounts due to parent and affiliates:

			December 31,

Related party	Indebtedness	Due date	2019	2018
Empower(1)	On account	On demand	$3,320	$2,867
GWL&A	On account	On demand	1,470	356
The Canada Life Assurance
Company(2)	On account	On demand	—	112
Total			$4,790	$3,335

(1)A wholly-owned subsidiary of GWL&A.

(2)An indirect wholly-owned subsidiary of Lifeco.

Included in current federal income taxes payable to affiliate at December 31, 2019 and 2018 is $13 and $227, respectively, of income tax payable to Lifeco U.S. related to the consolidated income tax return filed by Lifeco U.S.

19

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The Company and GWL&A have an agreement whereby GWL&A has committed to provide financial support related to the maintenance of adequate regulatory surplus and liquidity.

4. Summary of Invested Assets Investments in bonds consist of the following:

		December 31, 2019

	Book/adjusted	Gross unrealized	Gross unrealized
Bonds:	carrying value	gains	losses	Fair value

U.S. government	$14,229	$693	$—	$14,922
U.S. states, territories and possessions	7,012	911	—	7,923
Political subdivisions of states and territories	7,243	371	—	7,614
Special revenue and special assessments	—	—	—	—
Industrial and miscellaneous	608,606	19,836	77	628,365
Loan-backed and structured securities	205,477	3,644	668	208,453

Total bonds	$842,567	$25,455	$745	$867,277
		December 31, 2018

	Book/adjusted	Gross unrealized	Gross unrealized
Bonds:	carrying value	gains	losses	Fair value

U.S. government	$14,493	$85	$340	$14,238
U.S. states, territories and possessions	14,994	1,517	22	16,489
Political subdivisions of states and territories	31,065	2,564	43	33,586
Special revenue and special assessments	6,627	—	32	6,595
Industrial and miscellaneous	1,015,231	5,719	29,017	991,933
Loan-backed and structured securities	207,657	3,025	4,169	206,513

Total bonds	$1,290,067	$12,910	$33,623	$1,269,354

The book/adjusted carrying value and estimated fair value of bonds and assets receiving bond treatment, based on estimated cash flows, are shown in the table below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2019

	Book/adjusted
	carrying value	Fair value

Due in one year or less	$38,538	$38,813
Due after one year through five years	314,040	322,698
Due after five years through ten years	258,260	269,092
Due after ten years	26,252	28,221
Loan-backed and structured securities	205,477	208,453

Total bonds	$842,567	$867,277

Loan-backed and structured securities include those issued by U.S. government and U.S. agencies.

20

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The following table summarizes information regarding the sales of securities:

	December 31,
	2019	2018
Consideration from sales	$648,598	$38,025
Gross realized gains from sales	23,399	381
Gross realized losses from sales	3,034	413

The consideration from sales include securities transferred to Protective as part of the Protective transaction (see Note 8 for additional information).

Unrealized losses on bonds

The following tables summarize gross unrealized investment losses including the non-credit-related portion of OTTI losses, by class of investment:

			December 31, 2019
	Less than twelve months		Twelve months or longer			Total

		Unrealized		Unrealized		Unrealized
		loss and		loss and		loss and
Bonds:	Fair value	OTTI	Fair value	OTTI	Fair value	OTTI

Industrial and miscellaneous	$27,371	$71	$8,000	$6	$35,371	$77
Loan-backed and structured securities	46,566	347	19,749	321	66,315	668

Total bonds	$73,937	$418	$27,749	$327	$101,686	$745
Total number of securities in an		12		8		20
unrealized loss position

			December 31, 2018

	Less than twelve months		Twelve months or longer			Total

		Unrealized		Unrealized		Unrealized
		loss and		loss and		loss and
Bonds:	Fair value	OTTI	Fair value	OTTI	Fair value	OTTI

U.S. government	$12,312	$340	$—	$—	$12,312	$340
U.S. states, territories and possessions	3,202	22	—	—	3,202	22
Political subdivisions of states and territories	6,365	43	—	—	6,365	43
Special revenue and special assessments	6,516	32	—	—	6,516	32
Industrial and miscellaneous	$501,241	$14,146	$303,241	$14,871	$804,482	$29,017
Loan-backed and structured securities	56,478	632	86,015	3,537	142,493	4,169

Total bonds	$586,114	$15,215	$389,256	$18,408	$975,370	$33,623
Total number of securities in an		158		114		272
unrealized loss position

Bonds - Total unrealized losses and OTTI decreased by $32,878, or 98%, from December 31, 2018 to December 31, 2019. The decrease in unrealized losses was across all asset classes and was primarily driven by higher valuations as a result of lower interest rates at December 31, 2019 compared to December 31, 2018, as well as a reduction in bonds with unrealized losses as a result of disposals associated with the Protective transaction. See Note 1 and Note 8 for further discussion of the Protective transaction.

21

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

Total unrealized losses greater than twelve months decreased by $18,081 from December 31, 2018 to December 31, 2019. Loan- backed and structured securities account for 98%, or $321, of the unrealized losses and OTTI greater than twelve months at December 31, 2019. These securities continue to be rated investment grade. The present value of the cash flows expected to be collected is not less than amortized cost and management does not have the intent to sell these assets; therefore, an OTTI was not recognized in net income.

Loan-backed and structured securities

The Company had a concentration in loan-backed and structured securities of 22% and 14% of total invested assets at December 31, 2019 and 2018, respectively.

Securities lending

Securities with a cost or amortized cost of $1,989 and $16,588, and estimated fair values of $2,006 and $16,033 were on loan under the program at December 31, 2019 and 2018, respectively.

The following table summarizes the securities on loan by category:

	December 31,		December 31,

	2019		2018

	Book/adjusted		Book/adjusted
	carrying value	Fair value	carrying value	Fair value

U.S. government	$—	$—	$12,652	$12,312
Industrial and miscellaneous	1,989	2,006	3,936	3,721

Total	$1,989	$2,006	$16,588	$16,033

The Company's securities lending agreements are open agreements meaning the borrower can return and the Company can recall the loaned securities at any time.

The Company received cash of $2,070 and $16,556 as collateral at December 31, 2019 and 2018, respectively. This cash was reinvested into short-term repurchase agreements which are collateralized by U.S. government or U.S. government agency securities and mature in under 30 days.

Restricted assets

At December 31, 2019 and 2018, the Company had investments with a book/adjusted carrying value of $1,790 and $1,842, respectively, on deposit or in trust accounts controlled by various state insurance departments in accordance with statutory requirements. Additionally, the Company held collateral under securities lending agreements in the amount of $2,070 and $16,556 as of December 31, 2019 and 2018, respectively. The total restricted assets amount represents less than 1% of both total assets and total admitted assets at December 31, 2019 and 2018.

22

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

Net investment income

The following table summarizes net investment income:

	Year Ended December 31,

	2019		2018
Bonds		$35,804		$45,776
Mortgage loans		2,159		3,486
Contract loans		870		838
Cash, cash equivalents and short-term investments		1,545		624
Other invested assets		175		267
Miscellaneous income		73		34

Gross investment income		40,626		51,025
Expenses		(839)		(718)

Net investment income		$39,787		$50,307

The following table summarizes net realized capital (losses) gains on investments net of federal income tax and interest maintenance reserve transfer:

	Year Ended December 31,
	2019	2018	2017
Net realized capital (losses) gains, before federal income tax	$22,426	$(495)	$(1,180)
Less: Federal income tax (benefit) expense	4,709	(103)	(413)

Net realized capital (losses) gains, before IMR transfer	17,717	(392)	(767)
Net realized capital (losses) gains transferred to IMR, net
of federal income tax (benefit) of $4,868, ($57) and ($413), respectively	18,313	(216)	(767)
Net realized capital (losses) gains, net of federal income (benefit) tax of ($159),
	$(596)	$(176)	$—
($46) and $0, respectively, and IMR transfer

Interest maintenance reserve

The following table summarizes activity in the interest maintenance reserve:

Reserve as of December 31, 2018

Transferred into IMR, net of taxes

IMR reinsurance release

Balance before amortization

Amortization released to Statement of Operations

Reserve as of December 31, 2019

Year ended December 31,
2019

$7,463
18,313
(21,652)

4,124
(778)

$3,346

23

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

Concentrations

The Company had the following bond concentrations based on total invested assets:

Industrial and miscellaneous

Financial services

Concentration by type

December 31,

20192018

85%80%

Concentration by industry

December 31,

20192018

22%25%

Mortgage loans

The recorded investment of the commercial mortgage loan portfolio categorized as performing was $39,476 and $76,000 as of December 31, 2019 and 2018, respectively. All mortgages were current as of December 31, 2019 and 2018.

There were no new fundings during the year ended December 31, 2019. The maximum and minimum lending rates for commercial mortgage loans originated during the year ended December 31, 2018 were 4.31%. During 2018, the maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 48%.

The balance in the commercial mortgage provision allowance was $20 and $20 as of December 31, 2019 and 2018, respectively. There was no provision activity for the years ended December 31, 2019 and 2018.

The following tables present concentrations of the total commercial mortgage portfolio:

	Concentration by type

		December 31,
	2019	2018
Multi-family	50%	38%
Retail	44%	25%
Other	4%	2%
Industrial	2%	21%
Office	—%	14%

	100%	100%
	Concentration by geographic area

		December 31,
	2019	2018
Pacific	65%	56%
South Atlantic	20%	17%
East North Central	15%	13%
Middle Atlantic	—%	7%
West North Central	—%	7%

	100%	100%

24

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

5. Fair Value Measurements

The following tables summarize the fair value hierarchy for all financial instruments and invested assets:

			Fair Value Measurements at Reporting Date
Type of financial instrument				December 31, 2019

		Admitted				Net Asset	Total
	Aggregate	assets and					(All
						Value
Assets:	fair value	liabilities	(Level 1)	(Level 2)	(Level 3)	(NAV)	Levels)

Bonds	$867,277	$842,567	$—	$867,277	$—	$—	$867,277
Mortgage loans	40,468	39,456	—	40,468	—	—	40,468
Cash, cash equivalents and short-term	29,568	29,568	29,568	—	—	—	29,568
investments
Contract loans	19,347	19,347	—	19,347	—	—	19,347
Other long term invested assets	2,052	1,894	—	2,052	—	—	2,052
Securities lending reinvested collateral assets	2,070	2,070	—	2,070	—	—	2,070
Receivable for securities	342	342	—	342	—	—	342
Separate accounts assets	680,648	680,648	680,416	232	—	—	680,648

Total assets	$ 1,641,772	$ 1,615,892	$709,984	$931,788	$—	$—	$1,641,772
Liabilities:

Deposit-type contracts	$1,246	$1,246	$—	$1,246	$—	$—	$1,246
Payable under securities lending agreement	2,070	2,070	—	2,070	—	—	2,070

Total liabilities	$3,316	$3,316	$—	$3,316	$—	$—	$3,316

			Fair Value Measurements at Reporting Date
Type of financial instrument				December 31, 2018

		Admitted				Net Asset	Total
	Aggregate	assets and					(All
						Value
Assets:	fair value	liabilities	(Level 1)	(Level 2)	(Level 3)	(NAV)	Levels)

Bonds	$ 1,269,354	$ 1,290,067	$—	$1,269,354	$—	$—	$1,269,354
Mortgage loans	76,552	75,980	—	76,552	—	—	76,552
Cash, cash equivalents and short-term	79,548	79,548	79,548	—	—	—	79,548
investments

Contract loans	20,166	20,155	—	20,166	—	—	20,166
Other long term invested assets	5,640	5,349	—	5,640	—	—	5,640
Securities lending reinvested collateral assets	16,556	16,556	—	16,556	—	—	16,556
Receivable for securities	345	345	—	345	—	—	345
Separate accounts assets	681,575	681,575	678,545	265	—	2,765	681,575

Total assets	$ 2,149,736	$ 2,169,575	$758,093	$1,388,878	$—	$2,765	$2,149,736
Liabilities:

Deposit-type contracts	$1,952	$1,955	$—	$1,952	$—	$—	$1,952
Payable under securities lending agreement	16,556	16,556	—	16,556	—	—	16,556
Payable for securities	152	152	—	152	—	—	152

Total liabilities	$18,660	$18,663	$—	$18,660	$—	$—	$18,660

25

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

Bonds

The fair values for bonds are generally based upon evaluated prices from independent pricing services. In cases where these prices are not readily available, fair values are estimated by the Company. To determine estimated fair value for these instruments, the Company generally utilizes discounted cash flow models with market observable pricing inputs such as spreads, average life, and credit quality. Fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty.

Mortgage loans

Mortgage loan fair value estimates are generally based on discounted cash flows. A discount rate matrix is used where the discount rate valuing a specific mortgage generally corresponds to that mortgage's remaining term and credit quality. Management believes the discount rate used is comparable to the credit, interest rate, term, servicing costs, and risks of loans similar to the portfolio loans that the Company would make today given its internal pricing strategy.

Cash, cash equivalents, short-term investments, collateral receivable and payable under securities lending agreements and receivable and payable for securities

The amortized cost of cash, cash equivalents, short-term investments, collateral receivable and payable under securities lending agreements and receivable and payable for securities is a reasonable estimate of fair value due to their short-term nature and the high credit quality of the issuers and obligors. Cash equivalent investments also include money market funds that are valued using unadjusted quoted prices in active markets.

Contract loans

The Company believes the fair value of contract loans approximates book value. Contract loans are funds provided to contract holders in return for a claim on the contract. The funds provided are limited to the cash surrender value of the underlying contract. The nature of contract loans is to have a negligible default risk as the loans are fully collateralized by the value of the contract. Contract loans do not have a stated maturity and the balances and accrued interest are repaid either by the contractholder or with proceeds from the contract. Due to the collateralized nature of contract loans and unpredictable timing of repayments, the Company believes the fair value of contract loans approximates carrying value.

Other long-term invested assets

The fair values of other long-term invested assets are based on the specific asset type. Other invested assets that are held as bonds, such as surplus notes, are primarily valued the same as bonds.

Separate account assets

Separate account assets and liabilities primarily include investments in mutual funds, unregistered funds, most of which are not subject to redemption restrictions, bonds, and short-term securities. Mutual funds and unregistered funds are recorded at net asset value, which approximates fair value, on a daily basis. The bond and short-term investments are valued in the same manner, and using the same pricing sources and inputs as the bond and short-term investments of the Company.

26

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

Deposit-type contracts

Fair values for liabilities under deposit-type insurance contracts are estimated using discounted liability calculations, adjusted to approximate the effect of current market interest rates for the assets supporting the liabilities.

Fair value hierarchy

The following tables present the Company's financial assets carried at fair value and indicates the fair value hierarchy of the valuation techniques utilized by the Company to determine such fair value:

	Fair Value Measurements at Reporting Date
		December 31, 2019

				Net Asset	Total
Assets:	(Level 1)	(Level 2)	(Level 3)	Value (NAV)	(All Levels)

Separate account assets (1)	$680,416	$232	$—	$—	$680,648
Total assets at fair value	$680,416	$232	$—	$—	$680,648

(1)Includes only separate account investments which are carried at the fair value of the underlying invested assets or liabilities owned by the separate accounts.

	Fair Value Measurements at Reporting Date
		December 31, 2018

				Net Asset	Total
Assets:	(Level 1)	(Level 2)	(Level 3)	Value (NAV)	(All Levels)

Separate account assets (1)	$678,545	$265	$—	$2,765	$681,575
Total assets at fair value	$678,545	$265	$—	$2,765	$681,575

(1)Includes only separate account investments which are carried at the fair value of the underlying invested assets or liabilities owned by the separate accounts.

6.Non-Admitted Assets

The following table summarizes the Company's non-admitted assets:

		December 31, 2019			December 31, 2018

Type	Asset	Non-admitted	Admitted	Asset	Non-admitted	Admitted
		asset	asset		asset	asset
Contract loans	$19,348	$1	$19,347	$20,166	$11	$20,155
Premiums deferred and uncollected	394	4	390	1,970	6	1,964
Deferred income taxes	1,215	128	1,087	13,923	7,870	6,053
Other assets	8,623	325	8,298	7,896	462	7,434

Total	$29,580	$458	$29,122	$43,955	$8,349	$35,606

27

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

7. Premiums Deferred and Uncollected

The following table summarizes the Company's ordinary life insurance premiums and annuity considerations deferred and uncollected, both gross and net of loading:

	December 31, 2019		December 31, 2018

Type	Gross	Net of loading	Gross	Net of loading
Ordinary new business	$—	$—	$9	$1
Ordinary renewal business	454	390	2,228	1,963

Total	$454	$390	$2,237	$1,964

8. Reinsurance

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage, quota share, yearly renewable term and coinsurance contracts. On existing business, the Company retains a maximum of $250 of coverage per individual life. For new term life insurance policies, the Company retained 100% of the first $50 of coverage per individual life and 50% of coverage in excess of $50 up to a maximum retention of $250 per individual life. For new business-owned life insurance policies, the Company retained 100% of the first $250 per individual life. The Company does not assume new business under reinsurance agreements. Effective June 1, 2019 all risks on non-participating policies within the above retention limits were ceded to Protective.

Ceded reinsurance contracts do not relieve the Company from its obligations to policyholders. The failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Additionally, Protective, which represents the Company's most significant reinsurance relationship, is an authorized reinsurer and the Protective transaction is secured by assets held in a trust.

The Company did not have any write-offs for uncollectible reinsurance receivables during the years ended December 31, 2019, 2018 and 2017 for losses incurred, loss adjustment expenses incurred or premiums earned.

The Company does not have any uncollectible reinsurance, commutation of ceded reinsurance, or certified reinsurer downgraded of status subject to revocation.

Effective June 1, 2019, the Company terminated various related party reinsurance agreements and completed the sale, via indemnity reinsurance, of substantially all of its individual life insurance and annuity business to Protective. The Protective transaction impacted the following financial statement lines, excluding the non-admitted deferred tax asset (in millions):

28

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
Notes to Statutory Financial Statements
(Dollars in Thousands)
Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus
Admitted Assets:
Bonds	$(558)
Mortgage loans	(11)
Contract loans	(2)
Cash, cash equivalents and short-term investments	(50)
Other invested assets	(3)
Investment income due and accrued	(6)
Premiums deferred and uncollected	(2)
Reinsurance recoverable	(1)
Current federal income taxes recoverable from affiliate	8
Deferred income taxes	(5)

Total admitted assets	(630)
Liabilities, capital and surplus:
Liabilities
Aggregate reserves for life policies and contracts	(641)
Life and accident and health policy and contract claims	(2)
Liability for deposit-type contracts	(1)
Interest maintenance reserve	(5)
Other liabilities	(1)
Transfer to separate accounts due or accrued	4

Total liabilities	(646)
Capital and surplus:
Surplus	16

Total capital and surplus	16

Total liabilities, capital and surplus	$(630)

29

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

Statutory Statements of Operations
Income:
Premium income and annuity consideration	$(663)
Commission and expense allowances on reinsurance ceded	3

Total income	(660)
Expenses:
Decrease in aggregate reserves for life and accident health policies and contracts	(641)

Total benefits	(641)
Net transfers from separate accounts	4
IMR Reinsurance release	(22)

Total benefit and expenses	(659)
Net gain from operations after dividends to policyholders and before federal income taxes and
net realized capital gains (losses)	(1)
Federal income tax benefit	(12)

Statutory net income	$11
Statutory Statements of Changes in Capital and Surplus
Statutory net income	$11
Change in net deferred income tax	(5)
Change in surplus as a result of reinsurance	10

Net change in capital and surplus	$16

9. Aggregate Reserves

Aggregate reserves are computed in accordance with the Commissioner's Annuity Reserve Valuation Method ("CARVM") and the Commissioner's Reserve Valuation Method ("CRVM"), the standard statutory reserving methodologies.

The significant assumptions used to determine the liability for future life insurance benefits are as follows:

Interest	- Life Insurance	0% to 6.00%
	- Annuity Funds	3.50% to 11.25%
	- Disability	3.00% to 6.00%
Mortality	- Life Insurance	Various valuation tables, primarily including 1941, 1958, 1980 and 2001 Commissioners Standard
Ordinary ("CSO") tables, and American Experience
	- Annuity Funds	Various annuity valuation tables, primarily including the 71 and 83a Individual Annuitant Mortality
("IAM"), Annuity 2000, and the 1971 and 1983 Group Annuity Mortality ("GAM") Table
Morbidity	- Disability	Various disability tables, primarily including 58 and 80 CSO, 64 CDT and 1970 Intercompany
DISA.

The Company waives deduction of deferred fractional premium upon the death of the insured for all issues and returns any portion of the final premium beyond the date of death for 1980 and later issues of Canada Life of New York. When surrender values exceed aggregate reserves, excess cash value reserves are held.

30

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

Policies issued at premium corresponding to ages higher than the true ages are valued at the rated-up ages. Policies providing for payment at death during certain periods of an amount less than the full amount of insurance, being policies subject to liens, are valued as if the full amount is payable without any deduction.

For policies issued with, or subsequently subject to, an extra premium payable annually, an extra reserve is held. The extra premium reserve is the unearned gross extra premium payable during the year if the policies are rated for reasons other than medical impairments. For medical impairments, the extra premium reserve is calculated as the excess of the reserve based on rated mortality over that based on standard mortality. All substandard annuities are valued at their true ages.

At December 31, 2019 and 2018, the Company had $735,090 and $745,357, respectively of insurance in force, before reinsurance ceded, for which the gross premiums are less than the net premiums according to the standard of valuation set by the Department.

Tabular interest and tabular cost have been determined from the basic data for the calculation of aggregate reserves. Tabular less actual reserves released and tabular interest on funds not involving life contingencies have been determined by formula.

The withdrawal characteristics of annuity reserves and deposit liabilities are as follows:

		December 31, 2019

		Separate
	General	Account		Percent of total
	Account	Nonguaranteed	Total	gross
Subject to discretionary withdrawal:

With market value adjustment	$346	$—	$346	0.1%
At book value less current surrender
charges of 5% or more	—	—	—	—%
At fair value	—	623,677	623,677	45.6%

Total with adjustment or at market value	346	623,677	624,023	45.7%
At book value without adjustment (minimal
or no charge or adjustment)	7,484	—	7,484	0.5%
Not subject to discretionary withdrawal	735,038	—	735,038	53.8%

Total gross	742,868	623,677	1,366,545	100.0%
Reinsurance ceded	44,530	—	44,530
Total, net	$698,338	$623,677	$1,322,015

31

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

		December 31, 2018

		Separate
	General	Account		Percent of total
	Account	Nonguaranteed	Total	gross
Subject to discretionary withdrawal:

With market value adjustment	$354	$—	$354	—%
At book value less current surrender
charges of 5% or more	—	—	—	—%
At fair value	—	632,537	632,537	47.3%

Total with adjustment or at market value	354	632,537	632,891	47.3%
At book value without adjustment (minimal
or no charge or adjustment)	7,841	—	7,841	0.6%
Not subject to discretionary withdrawal	697,629	—	697,629	52.1%

Total gross	705,824	632,537	1,338,361	100.0%
Reinsurance ceded	20	—	20

Total, net	$705,804	$632,537	$1,338,341

The withdrawal characteristics of life reserves are as follows:

				December 31, 2019

		General Account				Separate Account - Nonguaranteed

Subject to discretionary withdrawal,		Account	Cash Value	Reserve		Account	Cash Value	Reserve
		Value				Value
surrender values, or policy loans:

Term policies with cash value	$	— $	88	$109
Universal life		574,613	574,410	583,983		—	—	—
Other permanent cash value life		—	117,024	123,920		—	—	—
insurance
Variable universal life		967	967	967		38,799	38,799	38,799
Not subject to discretionary withdrawal
or no cash values:
Term policies without cash value		N/A	N/A	23,056		N/A	N/A	—
Accidental death benefits		N/A	N/A	5		N/A	N/A	—
Disability - active lives		N/A	N/A	77		N/A	N/A	—
Disability - disabled lives		N/A	N/A	1,151		N/A	N/A	—
Miscellaneous reserves		N/A	N/A	5,133		N/A	N/A	—

Total gross		575,580	692,489	738,401		38,799	38,799	38,799
Reinsurance ceded		575,580	581,951	619,614		38,799	38,799	38,799

Total, net	$	— $	110,538	$118,787	$	— $	— $	—

32

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

				December 31, 2018

		General Account			Separate Account - Nonguaranteed

Subject to discretionary withdrawal,		Account	Cash Value	Reserve	Account	Cash Value	Reserve
		Value			Value
surrender values, or policy loans:

Term policies with cash value	$	— $	90	$113	—	—	—
Universal life		$545,532	$544,991	$557,093	—	—	—
Other permanent cash value life
insurance		—	113,368	120,025	—	—	—
Variable universal life		925	925	925	31,711	31,711	31,711
Not subject to discretionary
withdrawal or no cash values:
Term policies without cash value		N/A	N/A	21,695	N/A	N/A	—
Accidental death benefits		N/A	N/A	5	N/A	N/A	—
Disability - active lives		N/A	N/A	76	N/A	N/A	—
Disability - disabled lives		N/A	N/A	1,258	N/A	N/A	—
Miscellaneous reserves		N/A	N/A	20,866	N/A	N/A	—

Total gross		546,457	659,374	722,056	31,711	31,711	31,711
Reinsurance ceded		—	—	22,968	—	—	—

Total, net		$546,457	$659,374	$699,088	$31,711	$31,711	$31,711

10. Separate Accounts

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. The Company reported assets and liabilities from the following product lines into a separate account:

•Individual Annuity Product

•Group Annuity Product

•Variable Life Insurance Product

All the products are classified as separate accounts for the statutory financial statements.

Separate account assets and related liabilities are carried at fair value in the accompanying Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus. The Company's separate accounts invest in shares of Great-West Funds, Inc. and Putnam Funds, open-end management investment companies, which are related parties of the Company, and shares of other non-affiliated mutual funds.

All assets within each of the Company's separate accounts are considered legally insulated from the general account at December 31, 2019. The legal insulation of the separate accounts prevents such assets from being generally available to satisfy claims resulting from the general account. At December 31, 2019 and 2018, the Company's separate account assets that are legally insulated from the general account claims are $680,648 and $681,575, respectively.

As of December 31, 2019 and 2018, $265,124 and $0, respectively, were ceded under Modified Coinsurance to Protective. While the Company holds the respective asset and liability under the Modified Coinsurance agreement, the economics are ceded to Protective, resulting in no impact to net income.

33

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

All separate accounts are non-guaranteed separate accounts and include unit investment trusts, or series accounts that invest in diversified open-end management investment companies. The investments in shares are valued at the closing net asset value as determined by the appropriate fund/portfolio at the end of each day. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. Some of the separate accounts provide an incidental death benefit of the greater of the policyholder's account balance or premium paid and some provide an incidental annual withdrawal benefit for the life of the policyholder.

The following tables provide information regarding the Company's separate accounts:

	Year Ended December 31,

	2019	2018
Premiums, considerations or deposits	$70,263	$110,705
Reserves:
For accounts with assets at:
Fair value	$662,476	$664,248

Total reserves	$662,476	$664,248
By withdrawal characteristics:
At fair value	$662,476	$664,248

Total subject to discretionary withdrawals	$662,476	$664,248

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31,

	2019	2018	2017
Transfers as reported in the Summary of Operations of the separate account statement:
Transfers to separate accounts	$70,263	$110,705	$101,643
Transfers from separate accounts	(205,056)	(150,178)	(115,482)

Net transfers from separate accounts	(134,793)	(39,473)	(13,839)
Reconciling adjustments:
Net transfer of reserves to separate accounts	65,414	29,330	15,274

Net transfers as reported in the Statements of Operations	$(69,379)	$(10,143)	$1,435

11. Capital and Surplus, Dividend Restrictions, and Other Matters

As an insurance company domiciled in the State of New York, the Company is required to maintain a minimum of $2,250 of capital and surplus. Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below. The Company did not pay dividends during the years ended December 31, 2019, 2018 and 2017.

The maximum amount of dividends which can be paid to shareholders by insurance companies domiciled in the State of New York, without prior approval of the Superintendent of Financial Services, is subject to restrictions relating to statutory surplus and statutory net gain from operations. The Company may pay up to $26,428 of dividends during the year ended December 31, 2020 without the approval of the Superintendent. Dividends are non-cumulative.

34

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The portion of unassigned funds (surplus) represented or (reduced) by each of the following items is:

		December 31,

	2019		2018
Unrealized gains		$801	$801
Non-admitted assets		(458)	(8,349)
Asset valuation reserve		(5,239)	(7,938)
Separate account business		155	139

Risk-based capital ("RBC") is a regulatory tool for measuring the minimum amount of capital appropriate for a life, accident and health organization to support its overall business operations in consideration of its size and risk profile. The Division requires the Company to maintain minimum capital and surplus equal to the company action level as calculated in the RBC model. The Company exceeds the required amount.

12. Federal Income Taxes

The following table presents the components of the net admitted deferred tax asset (liability):

	December 31, 2019			December 31, 2018				Change

	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross deferred tax assets	$2,180	$—	$2,180	$14,937	$608	$15,545	$(12,757)	$(608)	$(13,365)
Valuation allowance	—	—	—	—	—	—	—	—	—
adjustment
Adjusted gross deferred tax	2,180	—	2,180	14,937	608	15,545	(12,757)	(608)	(13,365)
asset

Deferred tax assets non-	(130)	2	(128)	(7,536)	(334)	(7,870)	7,406	336	7,742
admitted
Net admitted deferred tax asset	2,050	2	2,052	7,401	274	7,675	(5,351)	(272)	(5,623)
Gross deferred tax liabilities	(963)	(2)	(965)	(1,622)	—	(1,622)	659	(2)	657

Net admitted deferred tax asset	$1,087	$—	$1,087	$5,779	$274	$6,053	$(4,692)	$(274)	$(4,966)

The Company admits deferred tax assets pursuant to paragraphs 11.a, 11.b.i, 11.b.ii, and 11.c, in SSAP No. 101. The following table presents the amount of deferred tax asset admitted under each component of SSAP No. 101:

December 31, 2019			December 31, 2018				Change

Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

(a)Federal income taxes paid in prior years recoverable through loss carrybacks

(b)Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (lesser of (i) and (ii) below)

(i)Adjusted gross deferred tax assets expected to be realized following the balance sheet date

(ii)Adjusted gross deferred tax assets expected allowed per limitation threshold

(c)Adjusted gross deferred tax assets (excluding

the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities

Total deferred tax assets admitted as a results of the application of SSAP No. 101

$

$

— $	— $	— $	— $	— $	— $	— $	— $	—
1,087	—	1,087	5,779	274	6,053	(4,692)	(274)	(4,966)
1,087	—	1,087	5,779	274	6,053	(4,692)	(274)	(4,966)
—	—	16,366	—	—	11,308	—	—	5,058
963	2	965	1,622	—	1,622	(659)	2	(657)

2,050	$2	$2,052	$7,401	$274	$7,675	$(5,351)	$(272)	$(5,623)

35

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The following table presents the threshold limitations utilized in the admissibility of deferred tax assets under paragraph 11.b of SSAP No. 101:

	2019	2018
Ratio percentage used to determine recovery period and threshold limitation amount	1508.68%	806.12%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$112,748	$75,389

The following table presents the impact of tax planning strategies:

	December 31, 2019		December 31, 2018		Change

	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
Adjusted gross deferred tax asset	$2,180	$—	$14,937	$608	$(12,757)	$(608)
% of adjusted gross deferred
tax asset by character
attributable to tax planning
strategies	—%	—%	—%	—%	—%	—%
Net admitted adjusted gross	$2,050	$2	$7,401	$274	$(5,351)	$(272)
deferred tax assets
% of net admitted adjusted
gross deferred tax asset by
character attributable to tax
planning strategies	—%	—%	—%	—%	—%	—%

The Company's tax planning strategies do not include the use of reinsurance.

There are no temporary differences for which deferred tax liabilities are not recognized.

The components of current income taxes incurred include the following:

	Year Ended December 31,

	2019	2018		Change
Current income tax	$(13,275)		$952	$(14,227)
Federal income tax (benefit) on net capital gains	4,709		(103)	4,812

Total	$(8,566)		$849	$(9,415)
	Year Ended December 31,

	2018		2017		Change
Current income tax		$952		$1,716	$(764)
Federal income tax (benefit) on net capital gains		(103)		(413)	310

Total		$849		$1,303	$(454)

36

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The tax effects of temporary differences, which give rise to the deferred income tax assets and liabilities are as follows:

	December 31,
Deferred income tax assets:	2019	2018	Change
Ordinary:
Reserves	$1,209	$6,261	$(5,052)
Deferred acquisition costs	—	6,899	(6,899)
Provision for dividends	483	546	(63)
Compensation and benefit accrual	246	184	62
Receivables - non-admitted	68	77	(9)
Tax credit carryforward	—	830	(830)
Other	174	140	34

Total ordinary gross deferred tax assets	2,180	14,937	(12,757)
Valuation allowance adjustment	—	—	—

Total adjusted ordinary gross deferred tax assets	2,180	14,937	(12,757)
Non-admitted ordinary deferred tax assets	(130)	(7,536)	7,406

Admitted ordinary deferred tax assets	2,050	7,401	(5,351)
Capital:
Investments	—	608	(608)

Total capital gross deferred tax assets	—	608	(608)
Valuation allowance adjustment	—	—	—

Total adjusted gross capital deferred tax assets	—	608	(608)
Non-admitted capital deferred tax assets	2	(334)	336

Admitted capital deferred tax assets	2	274	(272)
Total admitted deferred tax assets	$2,052	$7,675	$(5,623)
Deferred income tax liabilities:

Ordinary:
Investments	$(115)	$(304)	$189
Premium receivable	(82)	(412)	330
Policyholder Reserves	(766)	(906)	140
Other	—	—	—

Total ordinary deferred tax liabilities	(963)	(1,622)	659
Capital:
Investments	(2)	—	(2)

Total capital deferred tax liabilities	(2)	—	(2)

Total deferred tax liabilities	$(965)	$(1,622)	$657
Net admitted deferred income tax asset	$1,087	$6,053	$(4,966)

37

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The change in deferred income taxes reported in surplus before consideration of non-admitted assets is comprised of the following components:

		December 31,
	2019		2018	Change
Total deferred income tax assets		$2,180	$15,545	$(13,365)
Total deferred income tax liabilities		(964)	(1,622)	658

Net deferred income tax asset		$1,216	$13,923
Tax effect of unrealized capital gains (losses)				—
Change in net deferred income tax				$(12,707)
		December 31,

	2018		2017	Change
Total deferred income tax assets		$15,545	$12,423	$3,122
Total deferred income tax liabilities		(1,622)	(1,113)	(509)

Net deferred income tax asset		$13,923	$11,310
Tax effect of unrealized capital gains (losses)				—
Change in net deferred income tax				$2,613

The provision for federal income taxes and change in deferred income taxes differ from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference are as follows:

		December 31,

	2019	2018	2017
Income tax expense at statutory rate	$3,368	$(991)	$1,696
Federal tax rate change	—	—	6,887
Ceding commission, net of transaction expenses	1,106	—	—
Tax adjustment for interest maintenance reserve	(4,710)	(260)	(527)
Income tax (benefit) on realized capital gain (loss)	4,868	(57)	(413)
Dividend received deduction	(227)	(236)	(256)
Prior year adjustment	(57)	(152)	(159)
Tax credits	(212)	(136)	(82)
Tax effect of non-admitted assets	31	(12)	23
Other	(26)	79	10

Total	$4,141	$(1,765)	$7,179
	2019	2018	2017

Federal income taxes incurred	$(8,566)	$848	$1,303
Change in net deferred income taxes	12,707	(2,613)	5,876

Total income tax expense (benefit)	$4,141	$(1,765)	$7,179

As of December 31, 2019 the Company had no operating loss carryforwards available for tax purposes.

As of December 31, 2019, the Company utilized foreign tax credit carryforwards of $846.

There were no income taxes incurred for years ended December 31, 2019, 2018 and 2017, that will be available for recoupment in the event of future net losses.

38

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The Company has no deposits admitted under Section 6603 of the Internal Revenue Code.

The Company's federal income tax return is consolidated with the following entities (the "U.S. Consolidated Group"):

Great-West Lifeco U.S. LLC

GWFS Equities, Inc.

GWL&A Financial Inc.

Great-West Life & Annuity Insurance Company of South Carolina

Great-West Life & Annuity Insurance Company

Putnam Investments, LLC

Putnam Acquisition Financing, Inc.

Putnam Retail Management, LP

Putnam Retail Management GP, Inc.

Putnam Investor Services, Inc.

PanAgora Holdings, Inc

PanAgora Asset Management, Inc.

Putnam Advisory Holdings, LLC

Putnam Advisory Holdings II, LLC

Empower Retirement, LLC

Advised Assets Group, LLC

Great-West Trust Company, LLC

Great-West Capital Management, LLC

The Company, Great-West Life & Annuity Insurance Company of South Carolina and Great-West Life & Annuity Insurance Company ("GWLA Subgroup") are life insurance companies who form a life subgroup under the consolidated return regulations. These regulations determine whether the taxable income or losses of this subgroup may offset or be offset with the taxable income or losses of other non-life entities.

The GWLA Subgroup accounts for income taxes on the modified separate return method on each of their separate company, statutory financial statements. Under this method, current and deferred tax expense or benefit is determined on a separate return basis as the Company also considers taxable income or losses from other members of the GWLA Subgroup when determining its deferred tax assets and liabilities, and in evaluating the realizability of its deferred tax assets.

The method of settling income tax payables and receivables ("Tax Sharing Agreement") among the US consolidated group is subject to a written agreement approved by the Board of Directors, whereby settlement is made on a separate return basis (i.e., the amount that would be due to or from a jurisdiction had an actual separate return been filed) except for the current utilization of any net operating losses and other tax attributes by members of the US Consolidated Group, which can lead to receiving a payment when none would be received from the jurisdiction had a real separate tax return been required. The GWLA Subgroup has a policy of settling intercompany balances as soon as practical after the filing of the federal consolidated return or receipt of the income tax refund from the Internal Revenue Service ("I.R.S.").

The Company determines income tax contingencies in accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets ("SSAP No. 5R") as modified by SSAP 101. The Company did not recognize any SSAP No. 5R contingencies during 2019 or 2018. The Company does not expect a significant increase in tax contingencies within the 12 month period following the balance sheet date.

39

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The Company recognizes interest and penalties accrued related to tax contingencies in current income tax expense. The Company did not accrue for the payment of tax contingency interest and penalties at December 31, 2019 and 2018.

The Company files income tax returns in the U.S. federal jurisdiction and various states. With few exceptions, the Company is no longer subject to U.S. federal income tax examinations by tax authorities for years 2014 and prior. These exceptions include loss and credit carryforwards and refund claims. The Company's parent, with which it files a consolidated federal income tax return, is under examination for tax years 2007 through 2012 with respect to foreign tax credit refund claims. Tax years 2015 through 2018 are open to federal examination by the Internal Revenue Service. The Company does not expect significant increases or decreases to unrecognized tax benefits relating to federal, state, or local audits.

The Company does not have any foreign operations as of the periods ended December 31, 2019 and December 31, 2018 and therefore is not subject to the tax on Global Intangible Low-Taxed Income.

13. Participating Insurance

Individual life insurance premiums paid, net of reinsurance, under individual participating policies were (1)%, 8% and 6% of total individual premiums earned during the years ended December 31, 2019, 2018 and 2017, respectively. The Company accounts for its policyholder dividends based upon the contribution method. The Company paid dividends in the amount of $1,938, $2,132 and $3,065 to its policyholders during the years ended December 31, 2019, 2018 and 2017 respectively.

14. Concentrations

No customer accounted for 10% or more of the Company's revenues in 2019, 2018 or 2017. In addition, no segment of the Company's business is dependent on a single customer or a few customers, the loss of which would have a significant effect on the Company or any of its business segments. The loss of business from any one, or a few, independent brokers or agents would not have a material adverse effect on the Company or any of its business agents. New York State had concentrations of 97%, 96% and 98% for the years ended December 31, 2019, 2018 and 2017, respectively.

15. Contingencies

From time to time, the Company may be threatened with, or named as a defendant in, lawsuits, arbitrations, and administrative claims. Any such claims that are decided against the Company could harm the Company's business. The Company is also subject to periodic regulatory audits and inspections which could result in fines or other disciplinary actions. Unfavorable outcomes in such matters, should they occur, may result in a material impact on the Company's financial position, results of operations, or cash flows.

40

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

16. Subsequent Events

Management has evaluated subsequent events for potential recognition or disclosure in the Company's statutory financial statements through April 13, 2020, the date on which they were issued.

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a virus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Company's performance. Since December 31, 2019, the equity and financial markets have experienced extreme volatility and interest rates have continued to decline due to the COVID-19 pandemic. The operational and financial risk due to current market fluctuations is being kept under review and monitored by management; however, the Company is unable to determine the extent of the impact of the pandemic to its operations and financial condition.

17. Reconciliation of Annual Statement to Audited Statutory Financial Statements

The accompanying statutory financial statements reflect certain adjustments to amounts previously reported in the annual statement filed with the Department. This adjustment was due to reserve related adjustments resulting from the Protective transaction and reflected in the December 31, 2019 audited statutory financial statement. The December 31, 2019 annual statement was not amended for this difference. The following reconciles net income and capital and surplus included in the annual statement to the accompanying statutory financial statements as of December 31, 2019:

		Capital and
	Net income	surplus

As reported in the December 31, 2019 annual statement	25,832	110,197
Adjustments to Commission and expense allowances on reinsurance ceded	967	—
Adjustments to Federal income tax benefit	(967)	—
Adjustments to Current federal income taxes recoverable from affiliate	—	(954)
Adjustments to Current federal income taxes payable to affiliate	—	(13)
Adjustments to Other liabilities	—	4,605

As reported in the December 31, 2019 statutory financial statement	25,832	113,835

41

Variable Annuity-1 Series Account of Great-West Life

&Annuity Insurance Company of New York

Annual Report for the Year Ended

December 31, 2019 and Report of Independent Registered Public Accounting Firm

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	AB VPS	AB VPS		AB VPS
AB VPS GROWTH	INTERNATIONAL	INTERNATIONAL	AB VPS LARGE	SMALL/MID CAP	ALGER CAPITAL
AND INCOME	GROWTH	VALUE	CAP GROWTH	VALUE	APPRECIATION
PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO
ASSETS:
Investments at fair value (1)	$175,600	$
Investment income due and accrued	0
Receivable for investments sold	0
Purchase payments receivable	0
Due from Great-West Life & Annuity Insurance Company of New York	0
Total assets	175,600
LIABILITIES:
Payable for investments purchased	0
Redemptions payable	0
Due to Great-West Life & Annuity Insurance Company of New York	17
Total liabilities	17
NET ASSETS	$175,583	$
NET ASSETS REPRESENTED BY:

Accumulation units	$175,583	$
Contracts in payout phase	0
NET ASSETS	$175,583	$

ACCUMULATION UNITS OUTSTANDING	9,083
UNIT VALUE (ACCUMULATION)	$19.33	$

(1) Cost of investments:	$150,588	$
Shares of investments:	5,795
306,278	$90,316	$244,263	$318,870	$59,286
0	0	0	0	0
0	0	0	0	0
0	0	0	0	0
0	0	0	0	0
306,278	90,316	244,263	318,870	59,286
0	0	0	0	0
0	0	0	0	0
37	11	26	34	4
37	11	26	34	4
306,241	$90,305	$244,237	$318,836	$59,282

306,241	$90,305	$244,237	$318,836	$59,282
0	0	0	0	0
306,241	$90,305	$244,237	$318,836	$59,282

17,093	10,716	8,376	15,608	3,434
17.92	$8.43	$29.16	$20.43	$17.26

277,368	$88,220	$232,476	$358,918	$56,327
13,039	6,285	3,987	17,804	733
The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	ALGER LARGE
	CAP GROWTH
	PORTFOLIO
ASSETS:
Investments at fair value (1)	$1,595,347	$
Investment income due and accrued	1
Receivable for investments sold	0
Purchase payments receivable	0
Due from Great-West Life & Annuity Insurance Company of New York	0
Total assets	1,595,348
LIABILITIES:
Payable for investments purchased	0
Redemptions payable	0
Due to Great-West Life & Annuity Insurance Company of New York	185
Total liabilities	185
NET ASSETS	$1,595,163	$
NET ASSETS REPRESENTED BY:

Accumulation units	$1,595,163	$
Contracts in payout phase	0
NET ASSETS	$1,595,163	$

ACCUMULATION UNITS OUTSTANDING	36,310
UNIT VALUE (ACCUMULATION)	$43.93	$

(1) Cost of investments:	$1,516,566	$
Shares of investments:	24,807
				AMERICAN
		AMERICAN	AMERICAN	CENTURY
	ALPS RED ROCKS	CENTURY	CENTURY	INVESTMENTS
ALGER MID CAP	LISTED PRIVATE	INVESTMENTS	INVESTMENTS	VP
GROWTH	EQUITY	VP BALANCED	VP INCOME &	INTERNATIONAL
PORTFOLIO	PORTFOLIO	FUND	GROWTH FUND	FUND
297,603	$15,943	$1,166,751	$664,699	$252,611
0	0	0	0	0
0	0	0	739	0
0	0	0	0	0
0	0	2,206	0	0
297,603	15,943	1,168,957	665,438	252,611
0	0	0	0	0
0	0	0	739	0
32	1	106	49	27
32	1	106	788	27
297,571	$15,942	$1,168,851	$664,650	$252,584

297,571	$15,942	$1,104,119	$664,650	$252,584
0	0	64,732	0	0
297,571	$15,942	$1,168,851	$664,650	$252,584

11,838	994	68,278	42,079	13,725
25.14	$16.04	$16.17	$15.80	$18.40

276,184	$13,929	$1,044,381	$659,699	$219,462
13,116	1,088	142,635	66,337	21,966
The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	AMERICAN
	CENTURY
	INVESTMENTS
	VP MID CAP
	VALUE FUND
ASSETS:
Investments at fair value (1)	$315,170	$
Investment income due and accrued	0
Receivable for investments sold	0
Purchase payments receivable	0
Due from Great-West Life & Annuity Insurance Company of New York	0
Total assets	315,170
LIABILITIES:
Payable for investments purchased	0
Redemptions payable	0
Due to Great-West Life & Annuity Insurance Company of New York	31
Total liabilities	31
NET ASSETS	$315,139	$
NET ASSETS REPRESENTED BY:

Accumulation units	$315,139	$
Contracts in payout phase	0
NET ASSETS	$315,139	$

ACCUMULATION UNITS OUTSTANDING	12,064
UNIT VALUE (ACCUMULATION)	$26.12	$

(1) Cost of investments:	$307,640	$
Shares of investments:	15,226
AMERICAN	AMERICAN	AMERICAN	AMERICAN
CENTURY	FUNDS IS	FUNDS IS	FUNDS IS	AMERICAN
INVESTMENTS	GLOBAL	GROWTH-	INTERNATIONAL	FUNDS IS NEW
VP VALUE FUND	GROWTH FUND	INCOME FUND	FUND	WORLD FUND
3,001,192	$147,942	$67,934	$5,104	$101,830
0	0	0	0	0
0	0	0	0	0
0	0	0	0	0
0	0	0	0	0
3,001,192	147,942	67,934	5,104	101,830
0	0	0	0	0
0	0	0	0	0
291	10	6	0	7
291	10	6	0	7
3,000,901	$147,932	$67,928	$5,104	$101,823

3,000,901	$147,932	$67,928	$5,104	$101,823
0	0	0	0	0
3,000,901	$147,932	$67,928	$5,104	$101,823

137,847	8,434	5,736	416	6,935
21.77	$17.54	$11.84	$12.27	$14.68

2,561,572	$137,653	$64,145	$4,714	$96,199
256,074	4,542	1,372	246	3,979
The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	BLACKROCK
	GLOBAL
	ALLOCATION VI
	FUND
ASSETS:
Investments at fair value (1)	$398,607	$
Investment income due and accrued	0
Receivable for investments sold	0
Purchase payments receivable	0
Due from Great-West Life & Annuity Insurance Company of New York	0
Total assets	398,607
LIABILITIES:
Payable for investments purchased	0
Redemptions payable	0
Due to Great-West Life & Annuity Insurance Company of New York	36
Total liabilities	36
NET ASSETS	$398,571	$
NET ASSETS REPRESENTED BY:

Accumulation units	$398,571	$
Contracts in payout phase	0
NET ASSETS	$398,571	$

ACCUMULATION UNITS OUTSTANDING	32,228
UNIT VALUE (ACCUMULATION)	$12.37	$

(1) Cost of investments:	$379,916	$
Shares of investments:	23,283
			CLEARBRIDGE
		BNY MELLON VIF	VARIABLE
BNY MELLON IP	BNY MELLON VIF	GROWTH AND	LARGE CAP	CLEARBRIDGE
MIDCAP STOCK	APPRECIATION	INCOME	GROWTH	VARIABLE MID
PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	CAP PORTFOLIO
466,651	$765,618	$278,728	$40,797	$38,561
0	1,674	459	0	0
0	0	0	0	0
0	0	0	0	0
0	0	0	0	0
466,651	767,292	279,187	40,797	38,561
0	0	0	0	0
0	0	0	0	0
34	85	29	4	3
34	85	29	4	3
466,617	$767,207	$279,158	$40,793	$38,558

466,617	$767,207	$279,158	$40,793	$38,558
0	0	0	0	0
466,617	$767,207	$279,158	$40,793	$38,558

31,001	27,875	15,302	3,253	2,709
15.05	$27.52	$18.24	$12.54	$14.23

469,380	$729,536	$256,705	$40,309	$34,446
25,035	17,905	8,760	1,360	1,706
The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	CLEARBRIDGE
	VARIABLE
	SMALL CAP
	GROWTH
	PORTFOLIO
ASSETS:
Investments at fair value (1)	$63,967	$
Investment income due and accrued	0
Receivable for investments sold	0
Purchase payments receivable	0
Due from Great-West Life & Annuity Insurance Company of New York	0
Total assets	63,967
LIABILITIES:
Payable for investments purchased	0
Redemptions payable	0
Due to Great-West Life & Annuity Insurance Company of New York	6
Total liabilities	6
NET ASSETS	$63,961	$
NET ASSETS REPRESENTED BY:

Accumulation units	$63,961	$
Contracts in payout phase	0
NET ASSETS	$63,961	$

ACCUMULATION UNITS OUTSTANDING	3,971
UNIT VALUE (ACCUMULATION)	$16.11	$

(1) Cost of investments:	$67,027	$
Shares of investments:	2,323
	COLUMBIA
	VARIABLE
COLUMBIA	PORTFOLIO -	COLUMBIA
VARIABLE	SELIGMAN	VARIABLE		DELAWARE VIP
PORTFOLIO -	GLOBAL	PORTFOLIO -	DELAWARE VIP	INTERNATIONAL
LARGE CAP	TECHNOLOGY	SMALL CAP	EMERGING	VALUE EQUITY
GROWTH FUND	FUND	VALUE FUND	MARKETS SERIES	SERIES
999,089	$831,944	$86,540	$357,000	$20,664
0	0	0	0	0
0	0	0	0	0
0	1,400	0	1,280	0
0	0	0	0	0
999,089	833,344	86,540	358,280	20,664
0	1,400	0	1,280	0
0	0	0	0	0
77	92	9	30	1
77	1,492	9	1,310	1
999,012	$831,852	$86,531	$356,970	$20,663

999,012	$831,852	$86,531	$356,970	$20,663
0	0	0	0	0
999,012	$831,852	$86,531	$356,970	$20,663

58,203	23,626	2,896	28,794	2,106
17.16	$35.21	$29.88	$12.40	$9.81

826,130	$734,359	$102,188	$334,510	$19,912
46,774	39,391	5,565	14,710	1,679
The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	DELAWARE VIP
	SMALL CAP
	VALUE SERIES
ASSETS:
Investments at fair value (1)	$551,614	$
Investment income due and accrued	0
Receivable for investments sold	0
Purchase payments receivable	0
Due from Great-West Life & Annuity Insurance Company of New York	0
Total assets	551,614
LIABILITIES:
Payable for investments purchased	0
Redemptions payable	0
Due to Great-West Life & Annuity Insurance Company of New York	57
Total liabilities	57
NET ASSETS	$551,557	$
NET ASSETS REPRESENTED BY:

Accumulation units	$551,557	$
Contracts in payout phase	0
NET ASSETS	$551,557	$

ACCUMULATION UNITS OUTSTANDING	17,870
UNIT VALUE (ACCUMULATION)	$30.86	$

(1) Cost of investments:	$541,077	$
Shares of investments:	14,402
		DIMENSIONAL
		VA US
DELAWARE VIP		TARGETED
SMID CAP CORE	DELAWARE VIP	VALUE	DWS CAPITAL	DWS CORE
SERIES	VALUE SERIES	PORTFOLIO	GROWTH VIP	EQUITY VIP
286,327	$103,292	$124,446	$1,259,043	$284,905
0	0	0	0	0
0	0	0	0	1,259
0	0	0	0	0
0	0	0	0	0
286,327	103,292	124,446	1,259,043	286,164
0	0	0	0	0
0	0	0	0	1,259
28	9	8	770	25
28	9	8	770	1,284
286,299	$103,283	$124,438	$1,258,273	$284,880

286,299	$103,283	$124,438	$1,256,056	$284,880
0	0	0	2,217	0
286,299	$103,283	$124,438	$1,258,273	$284,880

11,530	8,109	9,201	41,180	13,502
24.83	$12.74	$13.52	$30.50	$21.10

304,585	$93,451	$125,724	$1,036,193	$283,618
12,400	3,322	6,921	37,877	25,191
The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	DWS CROCI®
	U.S. VIP
ASSETS:
Investments at fair value (1)	$161,128	$
Investment income due and accrued	0
Receivable for investments sold	0
Purchase payments receivable	0
Due from Great-West Life & Annuity Insurance Company of New York	0
Total assets	161,128
LIABILITIES:
Payable for investments purchased	0
Redemptions payable	0
Due to Great-West Life & Annuity Insurance Company of New York	20
Total liabilities	20
NET ASSETS	$161,108	$
NET ASSETS REPRESENTED BY:

Accumulation units	$161,108	$
Contracts in payout phase	0
NET ASSETS	$161,108	$

ACCUMULATION UNITS OUTSTANDING	7,286
UNIT VALUE (ACCUMULATION)	$22.11	$

(1) Cost of investments:	$149,111	$
Shares of investments:	9,996
				FEDERATED
		DWS SMALL MID		FUND FOR U.S.
DWS GLOBAL	DWS SMALL CAP	CAP GROWTH	DWS SMALL MID	GOVERNMENT
SMALL CAP VIP	INDEX VIP	VIP	CAP VALUE VIP	SECURITIES II
64,026	$1,243,017	$14,590	$148,961	$2,180,452
0	0	0	0	0
0	0	0	0	624
0	0	0	0	0
0	0	0	0	17,326
64,026	1,243,017	14,590	148,961	2,198,402
0	0	0	0	0
0	0	0	0	624
6	116	1	16	240
6	116	1	16	864
64,020	$1,242,901	$14,589	$148,945	$2,197,538

64,020	$1,242,901	$14,589	$148,945	$2,121,322
0	0	0	0	76,216
64,020	$1,242,901	$14,589	$148,945	$2,197,538

5,823	62,882	1,004	7,294	153,470
10.99	$19.77	$14.53	$20.42	$13.82

63,312	$1,230,597	$18,842	$156,097	$2,152,442
6,253	73,248	1,068	10,881	200,594
The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	FEDERATED
	MANAGED
	VOLATILITY
	FUND II
ASSETS:
Investments at fair value (1)	$106,017	$
Investment income due and accrued	0
Receivable for investments sold	0
Purchase payments receivable	0
Due from Great-West Life & Annuity Insurance Company of New York	0
Total assets	106,017
LIABILITIES:
Payable for investments purchased	0
Redemptions payable	0
Due to Great-West Life & Annuity Insurance Company of New York	12
Total liabilities	12
NET ASSETS	$106,005	$
NET ASSETS REPRESENTED BY:

Accumulation units	$106,005	$
Contracts in payout phase	0
NET ASSETS	$106,005	$

ACCUMULATION UNITS OUTSTANDING	4,054
UNIT VALUE (ACCUMULATION)	$26.15	$

(1) Cost of investments:	$95,417	$
Shares of investments:	9,382
FRANKLIN	GREAT-WEST	GREAT-WEST	GREAT-WEST	GREAT-WEST
SMALL CAP	AGGRESSIVE	BOND INDEX	CONSERVATIVE	INTERNATIONAL
VALUE VIP FUND	PROFILE FUND	FUND	PROFILE FUND	INDEX FUND
578,029	$136,012	$653,410	$775,921	$15,782
0	0	0	0	0
0	0	0	1,791	0
0	0	0	0	0
0	0	0	0	0
578,029	136,012	653,410	777,712	15,782
0	0	0	0	0
0	0	0	1,791	0
56	12	46	69	1
56	12	46	1,860	1
577,973	$136,000	$653,364	$775,852	$15,781

577,973	$136,000	$653,364	$775,852	$15,781
0	0	0	0	0
577,973	$136,000	$653,364	$775,852	$15,781

31,814	12,085	59,729	72,164	1,480
18.17	$11.25	$10.94	$10.75	$10.66

641,281	$131,845	$622,661	$803,191	$15,229
38,407	22,821	45,032	98,592	1,324
The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	GREAT-WEST
	MID CAP VALUE
	FUND
ASSETS:
Investments at fair value (1)	$38,328	$
Investment income due and accrued	0
Receivable for investments sold	0
Purchase payments receivable	0
Due from Great-West Life & Annuity Insurance Company of New York	0
Total assets	38,328
LIABILITIES:
Payable for investments purchased	0
Redemptions payable	0
Due to Great-West Life & Annuity Insurance Company of New York	3
Total liabilities	3
NET ASSETS	$38,325	$
NET ASSETS REPRESENTED BY:

Accumulation units	$38,325	$
Contracts in payout phase	0
NET ASSETS	$38,325	$

ACCUMULATION UNITS OUTSTANDING	2,755
UNIT VALUE (ACCUMULATION)	$13.91	$

(1) Cost of investments:	$39,013	$
Shares of investments:	3,047
	GREAT-WEST	GREAT-WEST
GREAT-WEST	MODERATELY	MODERATELY	GREAT-WEST	GREAT-WEST
MODERATE	AGGRESSIVE	CONSERVATIVE	MULTI-SECTOR	REAL ESTATE
PROFILE FUND	PROFILE FUND	PROFILE FUND	BOND FUND	INDEX FUND
2,707,632	$96,674	$643,345	$954,641	$88,848
0	0	0	0	0
4,222	0	0	0	0
0	0	0	0	0
0	0	0	0	0
2,711,854	96,674	643,345	954,641	88,848
0	0	0	0	0
4,222	0	0	0	0
199	9	57	64	8
4,421	9	57	64	8
2,707,433	$96,665	$643,288	$954,577	$88,840

2,707,433	$96,665	$643,288	$954,577	$88,840
0	0	0	0	0
2,707,433	$96,665	$643,288	$954,577	$88,840

246,384	8,738	59,303	80,946	8,403
10.99	$11.06	$10.85	$11.79	$10.57

2,704,803	$95,485	$643,977	$908,932	$93,033
412,121	12,976	76,771	68,927	7,108
The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	GREAT-WEST
	SECURE-
	FOUNDATION®
	BALANCED
	FUND
ASSETS:
Investments at fair value (1)	$16,853,222	$
Investment income due and accrued	0
Receivable for investments sold	52,382
Purchase payments receivable	0
Due from Great-West Life & Annuity Insurance Company of New York	0
Total assets	16,905,604
LIABILITIES:
Payable for investments purchased	0
Redemptions payable	52,382
Due to Great-West Life & Annuity Insurance Company of New York	1,529
Total liabilities	53,911
NET ASSETS	$16,851,693	$
NET ASSETS REPRESENTED BY:

Accumulation units	$16,851,693	$
Contracts in payout phase	0
NET ASSETS	$16,851,693	$

ACCUMULATION UNITS OUTSTANDING	1,250,629
UNIT VALUE (ACCUMULATION)	$13.47	$

(1) Cost of investments:	$16,219,847	$
Shares of investments:	1,256,765
		INVESCO	INVESCO
GREAT-WEST T.	INVESCO	OPPENHEIMER	OPPENHEIMER
ROWE PRICE MID	OPPENHEIMER	V.I.	V.I. MAIN	INVESCO V.I.
CAP GROWTH	V.I. GLOBAL	INTERNATIONAL	STREET SMALL	COMSTOCK
FUND	FUND	GROWTH FUND	CAP FUND	FUND
201,134	$955,484	$317,126	$84,017	$451,405
0	0	0	0	0
0	0	0	0	0
0	0	0	0	0
0	2,249	0	0	0
201,134	957,733	317,126	84,017	451,405
0	0	0	0	0
0	0	0	0	0
18	108	26	9	48
18	108	26	9	48
201,116	$957,625	$317,100	$84,008	$451,357

201,116	$953,387	$317,100	$84,008	$451,357
0	4,238	0	0	0
201,116	$957,625	$317,100	$84,008	$451,357

14,108	32,971	24,976	5,524	21,781
14.26	$28.92	$12.70	$15.21	$20.72

182,435	$925,723	$294,826	$89,266	$482,782
6,524	22,456	129,439	3,603	26,306
The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	INVESCO V.I.
	CORE EQUITY
	FUND
ASSETS:
Investments at fair value (1)	$114,291	$
Investment income due and accrued	0
Receivable for investments sold	0
Purchase payments receivable	0
Due from Great-West Life & Annuity Insurance Company of New York	0
Total assets	114,291
LIABILITIES:
Payable for investments purchased	0
Redemptions payable	0
Due to Great-West Life & Annuity Insurance Company of New York	13
Total liabilities	13
NET ASSETS	$114,278	$
NET ASSETS REPRESENTED BY:

Accumulation units	$114,278	$
Contracts in payout phase	0
NET ASSETS	$114,278	$

ACCUMULATION UNITS OUTSTANDING	3,236
UNIT VALUE (ACCUMULATION)	$35.31	$

(1) Cost of investments:	$95,476	$
Shares of investments:	3,270
INVESCO V.I.	INVESCO V.I.	INVESCO V.I.	INVESCO V.I.	INVESCO V.I.
GROWTH &	HIGH YIELD	INTERNATIONAL	MID CAP CORE	SMALL CAP
INCOME FUND	FUND	GROWTH FUND	EQUITY FUND	EQUITY FUND
702,778	$130,677	$507,247	$85,061	$91,708
0	0	0	0	0
0	0	0	0	0
0	0	0	0	0
0	0	0	0	0
702,778	130,677	507,247	85,061	91,708
0	0	0	0	0
0	0	0	0	0
75	11	58	9	9
75	11	58	9	9
702,703	$130,666	$507,189	$85,052	$91,699

702,703	$130,666	$507,189	$85,052	$91,699
0	0	0	0	0
702,703	$130,666	$507,189	$85,052	$91,699

32,283	10,494	30,720	3,293	4,958
21.77	$12.45	$16.51	$25.83	$18.50

770,426	$130,979	$460,186	$87,817	$97,707
36,814	24,155	12,986	6,984	5,172
The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	INVESCO V.I.
	TECHNOLOGY
	FUND
ASSETS:
Investments at fair value (1)	$235,491	$
Investment income due and accrued	0
Receivable for investments sold	0
Purchase payments receivable	0
Due from Great-West Life & Annuity Insurance Company of New York	0
Total assets	235,491
LIABILITIES:
Payable for investments purchased	0
Redemptions payable	0
Due to Great-West Life & Annuity Insurance Company of New York	28
Total liabilities	28
NET ASSETS	$235,463	$
NET ASSETS REPRESENTED BY:

Accumulation units	$235,463	$
Contracts in payout phase	0
NET ASSETS	$235,463	$

ACCUMULATION UNITS OUTSTANDING	30,826
UNIT VALUE (ACCUMULATION)	$7.64	$

(1) Cost of investments:	$157,292	$
Shares of investments:	8,648
	JANUS		JANUS
	HENDERSON VIT	JANUS	HENDERSON VIT	JANUS
	BALANCED	HENDERSON VIT	FLEXIBLE BOND	HENDERSON VIT
IVY VIP	PORTFOLIO	BALANCED	PORTFOLIO	FLEXIBLE BOND
INTERNATIONAL	INSTITUTIONAL	PORTFOLIO	INSTITUTIONAL	PORTFOLIO
CORE EQUITY	SHARES	SERVICE SHARES	SHARES	SERVICE SHARES
645,978	$226,320	$3,344,569	$2,262,379	$1,699,829
0	0	0	0	0
0	0	600	0	183
0	0	0	0	0
0	0	0	0	0
645,978	226,320	3,345,169	2,262,379	1,700,012
0	0	0	0	0
0	0	600	0	183
45	26	332	170	188
45	26	932	170	371
645,933	$226,294	$3,344,237	$2,262,209	$1,699,641

645,933	$226,294	$3,344,237	$2,262,209	$1,699,641
0	0	0	0	0
645,933	$226,294	$3,344,237	$2,262,209	$1,699,641

60,288	6,967	177,295	183,215	106,524
10.71	$32.48	$18.86	$12.35	$15.96

656,794	$178,762	$2,706,172	$2,201,147	$1,687,776
41,269	5,733	80,205	190,436	130,857
The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	JANUS
	HENDERSON VIT
	GLOBAL
	RESEARCH
	PORTFOLIO
ASSETS:
Investments at fair value (1)	$621,840	$
Investment income due and accrued	0
Receivable for investments sold	0
Purchase payments receivable	0
Due from Great-West Life & Annuity Insurance Company of New York	1,413
Total assets	623,253
LIABILITIES:
Payable for investments purchased	0
Redemptions payable	0
Due to Great-West Life & Annuity Insurance Company of New York	68
Total liabilities	68
NET ASSETS	$623,185	$
NET ASSETS REPRESENTED BY:

Accumulation units	$599,889	$
Contracts in payout phase	23,296
NET ASSETS	$623,185	$

ACCUMULATION UNITS OUTSTANDING	25,891
UNIT VALUE (ACCUMULATION)	$23.17	$

(1) Cost of investments:	$399,410	$
Shares of investments:	10,989
JANUS
HENDERSON VIT	JANUS	JANUS
GLOBAL	HENDERSON VIT	HENDERSON VIT	JANUS
TECHNOLOGY	GLOBAL	OVERSEAS	HENDERSON VIT	JANUS
PORTFOLIO	TECHNOLOGY	PORTFOLIO	OVERSEAS	HENDERSON VIT
INSTITUTIONAL	PORTFOLIO	INSTITUTIONAL	PORTFOLIO	RESEARCH
SHARES	SERVICE SHARES	SHARES	SERVICE SHARES	PORTFOLIO
107,491	$247,683	$48,383	$168,162	$342,619
0	0	0	0	0
0	0	0	0	0
0	1,320	0	0	0
0	0	0	0	0
107,491	249,003	48,383	168,162	342,619
0	1,320	0	0	0
0	0	0	0	0
7	24	6	20	40
7	1,344	6	20	40
107,484	$247,659	$48,377	$168,142	$342,579

107,484	$247,659	$48,377	$168,142	$342,579
0	0	0	0	0
107,484	$247,659	$48,377	$168,142	$342,579

4,005	9,441	1,725	15,894	7,786
26.84	$26.23	$28.04	$10.58	$44.00

92,192	$222,122	$49,139	$144,946	$227,800
7,224	16,479	1,453	5,272	8,400
The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	JPMORGAN
	INSURANCE
	TRUST SMALL
	CAP CORE
	PORTFOLIO
ASSETS:
Investments at fair value (1)	$33,108	$
Investment income due and accrued	0
Receivable for investments sold	0
Purchase payments receivable	0
Due from Great-West Life & Annuity Insurance Company of New York	0
Total assets	33,108
LIABILITIES:
Payable for investments purchased	0
Redemptions payable	0
Due to Great-West Life & Annuity Insurance Company of New York	4
Total liabilities	4
NET ASSETS	$33,104	$
NET ASSETS REPRESENTED BY:

Accumulation units	$33,104	$
Contracts in payout phase	0
NET ASSETS	$33,104	$

ACCUMULATION UNITS OUTSTANDING	2,205
UNIT VALUE (ACCUMULATION)	$15.01	$

(1) Cost of investments:	$31,555	$
Shares of investments:	1,437
LAZARD
RETIREMENT		MFS VIT II
EMERGING	LVIP BARON	INTERNATIONAL
MARKETS	GROWTH	INTRINSIC	MFS VIT III MID
EQUITY	OPPORTUNITIES	VALUE	CAP VALUE	MFS VIT
PORTFOLIO	FUND	PORTFOLIO	PORTFOLIO	UTILITIES SERIES
917,213	$1,492,304	$1,470,122	$240,565	$451,835
0	0	0	0	0
0	0	0	0	0
0	0	0	0	0
0	4,679	0	0	0
917,213	1,496,983	1,470,122	240,565	451,835
0	0	0	0	0
0	0	0	0	0
95	171	151	17	45
95	171	151	17	45
917,118	$1,496,812	$1,469,971	$240,548	$451,790

917,118	$1,487,995	$1,469,971	$240,548	$451,790
0	8,817	0	0	0
917,118	$1,496,812	$1,469,971	$240,548	$451,790

58,653	29,949	58,692	19,120	25,621
15.64	$49.68	$25.05	$12.58	$17.63

862,580	$1,100,520	$1,276,041	$239,661	$400,962
41,692	24,814	49,885	27,525	13,074
The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	MORGAN
	STANLEY VIF
	U.S. REAL
	ESTATE
	PORTFOLIO
ASSETS:
Investments at fair value (1)	$681,106	$
Investment income due and accrued	0
Receivable for investments sold	0
Purchase payments receivable	0
Due from Great-West Life & Annuity Insurance Company of New York	0
Total assets	681,106
LIABILITIES:
Payable for investments purchased	0
Redemptions payable	0
Due to Great-West Life & Annuity Insurance Company of New York	79
Total liabilities	79
NET ASSETS	$681,027	$
NET ASSETS REPRESENTED BY:

Accumulation units	$681,027	$
Contracts in payout phase	0
NET ASSETS	$681,027	$

ACCUMULATION UNITS OUTSTANDING	12,391
UNIT VALUE (ACCUMULATION)	$54.96	$

(1) Cost of investments:	$563,442	$
Shares of investments:	31,058
NEUBERGER
BERMAN AMT		PIMCO VIT	PIMCO VIT
MID CAP		COMMODITY	EMERGING
INTRINSIC		REALRETURN	MARKETS	PIMCO VIT HIGH
VALUE	NVIT MID CAP	STRATEGY	BOND	YIELD
PORTFOLIO	INDEX FUND	PORTFOLIO	PORTFOLIO	PORTFOLIO
16,256	$1,061,044	$123,347	$21,037	$1,766,525
0	0	0	75	6,791
0	0	0	0	0
0	0	0	0	0
0	0	0	0	0
16,256	1,061,044	123,347	21,112	1,773,316
0	0	0	0	0
0	0	0	0	0
2	660	9	1	153
2	660	9	1	153
16,254	$1,060,384	$123,338	$21,111	$1,773,163

16,254	$1,058,452	$123,338	$21,111	$1,773,163
0	1,932	0	0	0
16,254	$1,060,384	$123,338	$21,111	$1,773,163

854	47,182	20,449	1,885	114,724
19.03	$22.43	$6.03	$11.20	$15.46

13,473	$1,159,666	$132,389	$20,242	$1,736,145
870	49,721	19,243	1,595	222,204
The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	PIMCO VIT LOW
	DURATION
	PORTFOLIO
ASSETS:
Investments at fair value (1)	$3,309,776	$
Investment income due and accrued	6,998
Receivable for investments sold	0
Purchase payments receivable	0
Due from Great-West Life & Annuity Insurance Company of New York	0
Total assets	3,316,774
LIABILITIES:
Payable for investments purchased	0
Redemptions payable	0
Due to Great-West Life & Annuity Insurance Company of New York	338
Total liabilities	338
NET ASSETS	$3,316,436	$
NET ASSETS REPRESENTED BY:

Accumulation units	$3,316,436	$
Contracts in payout phase	0
NET ASSETS	$3,316,436	$

ACCUMULATION UNITS OUTSTANDING	267,275
UNIT VALUE (ACCUMULATION)	$12.41	$

(1) Cost of investments:	$3,364,306	$
Shares of investments:	324,488
				PIONEER SELECT
PIMCO VIT REAL	PIMCO VIT		PIONEER MID	MID CAP
RETURN	TOTAL RETURN	PIONEER FUND	CAP VALUE VCT	GROWTH VCT
PORTFOLIO	PORTFOLIO	VCT PORTFOLIO	PORTFOLIO	PORTFOLIO
136,153	$4,812,961	$535,450	$167,168	$189,113
291	11,934	0	0	0
0	362	0	0	0
0	0	0	0	0
0	5,412	0	0	0
136,444	4,830,669	535,450	167,168	189,113
0	0	0	0	0
0	362	0	0	0
12	490	50	19	616
12	852	50	19	616
136,432	$4,829,817	$535,400	$167,149	$188,497

136,432	$4,819,618	$535,400	$167,149	$186,417
0	10,199	0	0	2,080
136,432	$4,829,817	$535,400	$167,149	$188,497

12,882	338,286	23,613	8,497	6,116
10.59	$14.25	$22.67	$19.67	$30.48

131,565	$4,756,879	$509,797	$166,926	$176,192
10,772	436,748	35,816	9,170	6,494
The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	PRUDENTIAL
	SERIES FUND
	EQUITY
	PORTFOLIO
ASSETS:
Investments at fair value (1)	$191,582	$
Investment income due and accrued	0
Receivable for investments sold	0
Purchase payments receivable	0
Due from Great-West Life & Annuity Insurance Company of New York	0
Total assets	191,582
LIABILITIES:
Payable for investments purchased	0
Redemptions payable	0
Due to Great-West Life & Annuity Insurance Company of New York	22
Total liabilities	22
NET ASSETS	$191,560	$
NET ASSETS REPRESENTED BY:

Accumulation units	$191,560	$
Contracts in payout phase	0
NET ASSETS	$191,560	$

ACCUMULATION UNITS OUTSTANDING	6,764
UNIT VALUE (ACCUMULATION)	$28.32	$

(1) Cost of investments:	$112,192	$
Shares of investments:	3,086
PRUDENTIAL
SERIES FUND		PUTNAM VT
NATURAL	PUTNAM VT	GLOBAL ASSET	PUTNAM VT
RESOURCES	EQUITY INCOME	ALLOCATION	GLOBAL HEALTH	PUTNAM VT
PORTFOLIO	FUND	FUND	CARE FUND	INCOME FUND
16,712	$1,003,290	$152,588	$509,436	$200,834
0	0	0	0	0
0	0	0	0	0
0	0	0	0	0
0	0	0	0	0
16,712	1,003,290	152,588	509,436	200,834
0	0	0	0	0
0	0	0	0	0
2	90	15	53	14
2	90	15	53	14
16,710	$1,003,200	$152,573	$509,383	$200,820

16,710	$1,003,200	$152,573	$509,383	$200,820
0	0	0	0	0
16,710	$1,003,200	$152,573	$509,383	$200,820

1,815	48,747	11,647	23,506	17,414
9.21	$20.58	$13.10	$21.67	$11.53

23,711	$870,569	$148,244	$501,246	$189,722
713	37,325	9,002	30,505	17,269
The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	PUTNAM VT
	INTERNATIONAL
	VALUE FUND
ASSETS:
Investments at fair value (1)	$67,654	$
Investment income due and accrued	0
Receivable for investments sold	0
Purchase payments receivable	0
Due from Great-West Life & Annuity Insurance Company of New York	0
Total assets	67,654
LIABILITIES:
Payable for investments purchased	0
Redemptions payable	0
Due to Great-West Life & Annuity Insurance Company of New York	5
Total liabilities	5
NET ASSETS	$67,649	$
NET ASSETS REPRESENTED BY:

Accumulation units	$67,649	$
Contracts in payout phase	0
NET ASSETS	$67,649	$

ACCUMULATION UNITS OUTSTANDING	6,133
UNIT VALUE (ACCUMULATION)	$11.03	$

(1) Cost of investments:	$67,585	$
Shares of investments:	6,480
PUTNAM VT			SCHWAB
MORTGAGE	PUTNAM VT	ROYCE CAPITAL	GOVERNMENT	SCHWAB S&P 500
SECURITIES	MULTI-CAP CORE	FUND - SMALL-	MONEY MARKET	INDEX
FUND	FUND	CAP PORTFOLIO	PORTFOLIO	PORTFOLIO
707,940	$95,217	$91,495	$7,967,891	$22,520,383
0	0	0	14,899	0
0	0	0	1,521,050	0
0	0	0	0	1,516,335
0	0	0	0	18,329
707,940	95,217	91,495	9,503,840	24,055,047
0	0	0	0	1,515,491
0	0	0	1,521,050	844
68	8	10	91,098	2,038
68	8	10	1,612,148	1,518,373
707,872	$95,209	$91,485	$7,891,692	$22,536,674

707,872	$95,209	$91,485	$7,370,544	$22,498,810
0	0	0	521,148	37,864
707,872	$95,209	$91,485	$7,891,692	$22,536,674

60,892	5,473	3,665	657,333	908,573
11.63	$17.40	$24.96	$11.21	$24.76

672,099	$83,308	$109,324	$7,967,891	$16,840,981
69,679	4,841	11,423	7,967,891	474,313
The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	SCHWAB VIT
	BALANCED
	PORTFOLIO
ASSETS:
Investments at fair value (1)	$204,803	$
Investment income due and accrued	0
Receivable for investments sold	0
Purchase payments receivable	0
Due from Great-West Life & Annuity Insurance Company of New York	0
Total assets	204,803
LIABILITIES:
Payable for investments purchased	0
Redemptions payable	0
Due to Great-West Life & Annuity Insurance Company of New York	15
Total liabilities	15
NET ASSETS	$204,788	$
NET ASSETS REPRESENTED BY:

Accumulation units	$204,788	$
Contracts in payout phase	0
NET ASSETS	$204,788	$

ACCUMULATION UNITS OUTSTANDING	17,021
UNIT VALUE (ACCUMULATION)	$12.03	$

(1) Cost of investments:	$196,258	$
Shares of investments:	15,457
			T. ROWE PRICE
SCHWAB VIT		T. ROWE PRICE	HEALTH
BALANCED WITH	SCHWAB VIT	HEALTH	SCIENCES	TEMPLETON
GROWTH	GROWTH	SCIENCES	PORTFOLIO	FOREIGN VIP
PORTFOLIO	PORTFOLIO	PORTFOLIO	CLASS II	FUND
563,479	$207,923	$119,971	$152,921	$195,061
0	0	0	0	0
0	0	0	0	0
0	0	0	0	0
0	0	0	0	0
563,479	207,923	119,971	152,921	195,061
0	0	0	0	0
0	0	0	0	0
48	19	9	14	20
48	19	9	14	20
563,431	$207,904	$119,962	$152,907	$195,041

563,431	$207,904	$119,962	$152,907	$195,041
0	0	0	0	0
563,431	$207,904	$119,962	$152,907	$195,041

44,329	15,588	5,994	7,788	17,660
12.71	$13.34	$20.01	$19.63	$11.04

526,003	$194,184	$107,696	$142,966	$186,702
38,621	12,803	2,408	3,221	14,003
The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

	TEMPLETON
	GLOBAL BOND
	VIP FUND
ASSETS:
Investments at fair value (1)	$276,191	$
Investment income due and accrued	0
Receivable for investments sold	0
Purchase payments receivable	0
Due from Great-West Life & Annuity Insurance Company of New York	0
Total assets	276,191
LIABILITIES:
Payable for investments purchased	0
Redemptions payable	0
Due to Great-West Life & Annuity Insurance Company of New York	22
Total liabilities	22
NET ASSETS	$276,169	$
NET ASSETS REPRESENTED BY:

Accumulation units	$276,169	$
Contracts in payout phase	0
NET ASSETS	$276,169	$

ACCUMULATION UNITS OUTSTANDING	27,458
UNIT VALUE (ACCUMULATION)	$10.06	$

(1) Cost of investments:	$288,261	$
Shares of investments:	17,294
THIRD AVENUE
VALUE			TOUCHSTONE
PORTFOLIO		TOUCHSTONE	VST COMMON	TOUCHSTONE
VARIABLE	TOUCHSTONE	VST COMMON	STOCK FUND	VST SMALL
SERIES	VST BOND FUND	STOCK FUND	CLASS SC	COMPANY FUND
43,107	$1,040,227	$294,208	$415,257	$175,679
0	0	0	0	0
0	175	0	0	0
0	0	0	0	0
0	0	0	0	0
43,107	1,040,402	294,208	415,257	175,679
0	0	0	0	0
0	175	0	0	0
4	113	29	40	16
4	288	29	40	16
43,103	$1,040,114	$294,179	$415,217	$175,663

43,103	$1,040,114	$294,179	$415,217	$175,663
0	0	0	0	0
43,103	$1,040,114	$294,179	$415,217	$175,663

3,938	80,349	9,200	16,703	5,330
10.95	$12.94	$31.98	$24.86	$32.96

36,349	$1,011,834	$327,909	$381,105	$189,245
2,661	103,815	31,944	45,137	12,833
The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

			INVESTMENT DIVISIONS
		VAN ECK VIP
		UNCONSTRAINED	VANGUARD VIF	VANGUARD VIF		VANGUARD VIF
	VAN ECK VIP	EMERGING	CAPITAL	DIVERSIFIED	VANGUARD VIF	REAL ESTATE
	GLOBAL HARD	MARKETS BOND	GROWTH	VALUE	MID-CAP INDEX	INDEX
	ASSETS FUND	FUND	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO
ASSETS:
Investments at fair value (1)	$103,560	$222,944	$177,049	$132,142	$541,794	$288,563
Investment income due and accrued	0	0	0	0	0	0
Receivable for investments sold	0	0	0	0	0	0
Purchase payments receivable	0	0	0	0	0	0
Due from Great-West Life & Annuity Insurance Company of New York	0	0	0	0	0	0
Total assets	103,560	222,944	177,049	132,142	541,794	288,563
LIABILITIES:
Payable for investments purchased	0	0	0	0	0	0
Redemptions payable	0	0	0	0	0	0
Due to Great-West Life & Annuity Insurance Company of New York	10	25	12	9	40	20
Total liabilities	10	25	12	9	40	20
NET ASSETS	$103,550	$222,919	$177,037	$132,133	$541,754	$288,543
NET ASSETS REPRESENTED BY:

Accumulation units	$103,550	$222,919	$177,037	$132,133	$541,754	$288,543
Contracts in payout phase	0	0	0	0	0	0
NET ASSETS	$103,550	$222,919	$177,037	$132,133	$541,754	$288,543

ACCUMULATION UNITS OUTSTANDING	11,208	17,990	9,004	9,171	33,237	18,664
UNIT VALUE (ACCUMULATION)	$9.24	$12.39	$19.66	$14.41	$16.30	$15.46

(1) Cost of investments:	$125,539	$217,707	$147,120	$128,053	$514,917	$264,183
Shares of investments:	5,671	25,596	4,344	8,033	22,547	21,002
The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

INVESTMENT DIVISIONS

ASSETS:
Investments at fair value (1)	$
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable
Due from Great-West Life & Annuity Insurance Company of New York
Total assets
LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York
Total liabilities
NET ASSETS	$
NET ASSETS REPRESENTED BY:
Accumulation units	$
Contracts in payout phase
NET ASSETS	$
ACCUMULATION UNITS OUTSTANDING
UNIT VALUE (ACCUMULATION)	$
(1) Cost of investments:	$
Shares of investments:

VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO

274,139 $

0

0

0

0

274,139

0

0

20

20

274,119 $

274,119 $

0

274,119 $

15,882

17.26 $

265,925 $

11,878

WELLS FARGO VT DISCOVERY FUND

96,249 $

0

0

0

0

96,249

0

0

11

11

96,238 $

96,238 $

0

96,238 $

3,045

31.61 $

92,214 $

2,930

WELLS FARGO
WELLS FARGO	VT
VT OMEGA	OPPORTUNITY
GROWTH FUND	FUND
99,726	$162,279
0	0
0	0
0	0
0	0
99,726	162,279
0	0
0	0
10	19
10	19
99,716	$162,260

99,716	$162,260
0	0
99,716	$162,260

5,106	5,948
19.53	$27.28

86,893	$155,285
3,264	6,082
The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	AB VPS GROWTH
	AND INCOME
	PORTFOLIO
INVESTMENT INCOME:
Dividends	$2,039	$
EXPENSES:
Mortality and expense risk	1,154
NET INVESTMENT INCOME (LOSS)	885
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	110
Realized gain distributions	17,313
Net realized gain (loss) on investments	17,423
Change in net unrealized appreciation (depreciation)
on investments	14,829
Net realized and unrealized gain (loss) on investments	32,252
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$33,137	$

AB VPS	AB VPS		AB VPS REAL	AB VPS
INTERNATIONAL	INTERNATIONAL	AB VPS LARGE	ESTATE	SMALL/MID CAP
GROWTH	VALUE	CAP GROWTH	INVESTMENT	VALUE
PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO
			(1)
1,920	$801	$0	$7,878	$1,841
2,707	718	1,625	502	2,441
(787)	83	(1,625)	7,376	(600)
13,501	(490)	(2,074)	(21,205)	(5,638)
8,188	0	67,015	19,763	34,351
21,689	(490)	64,941	(1,442)	28,713
50,506	13,180	(1,385)	23,574	27,488
72,195	12,690	63,556	22,132	56,201
71,408	$12,773	$61,931	$29,508	$55,601

(1) For the period January 1, 2019 to April 24, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	ALGER CAPITAL
	APPRECIATION
	PORTFOLIO
INVESTMENT INCOME:
Dividends	$0	$
EXPENSES:
Mortality and expense risk	272
NET INVESTMENT INCOME (LOSS)	(272)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	560
Realized gain distributions	6,516
Net realized gain (loss) on investments	7,076
Change in net unrealized appreciation (depreciation)
on investments	8,889
Net realized and unrealized gain (loss) on investments	15,965
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$15,693	$

			AMERICAN	AMERICAN
		ALPS RED ROCKS	CENTURY	CENTURY
ALGER LARGE	ALGER MID CAP	LISTED PRIVATE	INVESTMENTS	INVESTMENTS
CAP GROWTH	GROWTH	EQUITY	VP BALANCED	VP INCOME &
PORTFOLIO	PORTFOLIO	PORTFOLIO	FUND	GROWTH FUND
0	$0	$0	$17,154	$11,872
12,237	2,377	89	7,274	2,986
(12,237)	(2,377)	(89)	9,880	8,886
(3,579)	7,936	(2)	798	1,611
29,424	32,052	176	24,414	44,051
25,845	39,988	174	25,212	45,662
321,315	39,552	4,424	151,770	60,872
347,160	79,540	4,598	176,982	106,534
334,923	$77,163	$4,509	$186,862	$115,420

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	AMERICAN
	CENTURY
	INVESTMENTS
	VP
	INTERNATIONAL
	FUND
INVESTMENT INCOME:
Dividends	$1,928	$
EXPENSES:
Mortality and expense risk	1,766
NET INVESTMENT INCOME (LOSS)	162
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	378
Realized gain distributions	11,582
Net realized gain (loss) on investments	11,960
Change in net unrealized appreciation (depreciation)
on investments	40,866
Net realized and unrealized gain (loss) on investments	52,826
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$52,988	$

AMERICAN
CENTURY	AMERICAN	AMERICAN	AMERICAN	AMERICAN
INVESTMENTS	CENTURY	FUNDS IS	FUNDS IS	FUNDS IS
VP MID CAP	INVESTMENTS	GLOBAL	GROWTH-	INTERNATIONAL
VALUE FUND	VP VALUE FUND	GROWTH FUND	INCOME FUND	FUND
			(1)	(2)
5,595	$47,945	$1,828	$790	$70
2,100	16,079	657	203	20
3,495	31,866	1,171	587	50
(721)	143,014	862	(11)	0
30,908	107,485	7,324	556	119
30,187	250,499	8,186	545	119
37,072	297,962	30,180	3,789	390
67,259	548,461	38,366	4,334	509
70,754	$580,327	$39,537	$4,921	$559

(1)For the period March 25, 2019 to December 31, 2019.

(2)For the period February 20, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	AMERICAN
	FUNDS IS NEW
	WORLD FUND
INVESTMENT INCOME:
Dividends	$905	$
EXPENSES:
Mortality and expense risk	460
NET INVESTMENT INCOME (LOSS)	445
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	565
Realized gain distributions	3,561
Net realized gain (loss) on investments	4,126
Change in net unrealized appreciation (depreciation)
on investments	18,692
Net realized and unrealized gain (loss) on investments	22,818
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$23,263	$

				CLEARBRIDGE
BLACKROCK			BNY MELLON VIF	VARIABLE
GLOBAL	BNY MELLON IP	BNY MELLON VIF	GROWTH AND	LARGE CAP
ALLOCATION VI	MIDCAP STOCK	APPRECIATION	INCOME	GROWTH
FUND	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO
				(1)
4,904	$2,855	$6,461	$2,730	$77
2,599	2,401	4,553	1,893	38
2,305	454	1,908	837	39
3,424	(2,249)	(2,542)	14,192	1
13,088	31,606	50,711	27,478	1,663
16,512	29,357	48,169	41,670	1,664
45,827	48,302	108,996	13,954	488
62,339	77,659	157,165	55,624	2,152
64,644	$78,113	$159,073	$56,461	$2,191

(1) For the period October 30, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	CLEARBRIDGE
	VARIABLE MID
	CAP PORTFOLIO
INVESTMENT INCOME:
Dividends	$212	$
EXPENSES:
Mortality and expense risk	220
NET INVESTMENT INCOME (LOSS)	(8)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	5
Realized gain distributions	349
Net realized gain (loss) on investments	354
Change in net unrealized appreciation (depreciation)
on investments	8,757
Net realized and unrealized gain (loss) on investments	9,111
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$9,103	$

		COLUMBIA
		VARIABLE
CLEARBRIDGE	COLUMBIA	PORTFOLIO -	COLUMBIA
VARIABLE	VARIABLE	SELIGMAN	VARIABLE
SMALL CAP	PORTFOLIO -	GLOBAL	PORTFOLIO -	DELAWARE VIP
GROWTH	LARGE CAP	TECHNOLOGY	SMALL CAP	EMERGING
PORTFOLIO	GROWTH FUND	FUND	VALUE FUND	MARKETS SERIES
0	$0	$0	$321	$2,115
504	5,105	6,907	875	1,848
(504)	(5,105)	(6,907)	(554)	267
15,135	14,281	(84,620)	(17,951)	(1,611)
5,780	0	144,953	10,488	6,549
20,915	14,281	60,333	(7,463)	4,938
2,323	247,171	292,979	23,343	55,817
23,238	261,452	353,312	15,880	60,755
22,734	$256,347	$346,405	$15,326	$61,022

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	DELAWARE VIP
	INTERNATIONAL
	VALUE EQUITY
	SERIES
	(1)
INVESTMENT INCOME:
Dividends	$424	$
EXPENSES:
Mortality and expense risk	82
NET INVESTMENT INCOME (LOSS)	342
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	0
Realized gain distributions	330
Net realized gain (loss) on investments	330
Change in net unrealized appreciation (depreciation)
on investments	752
Net realized and unrealized gain (loss) on investments	1,082
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,424	$

			DIMENSIONAL
			VA US
DELAWARE VIP	DELAWARE VIP		TARGETED
SMALL CAP	SMID CAP CORE	DELAWARE VIP	VALUE	DWS CAPITAL
VALUE SERIES	SERIES	VALUE SERIES	PORTFOLIO	GROWTH VIP
		(2)
5,452	$1,507	$201	$1,725	$4,943
3,978	2,033	284	608	8,944
1,474	(526)	(83)	1,117	(4,001)
503	(12,603)	149	2,601	17,123
40,720	14,708	794	3,030	126,927
41,223	2,105	943	5,631	144,050
79,656	63,885	9,841	12,791	197,536
120,879	65,990	10,784	18,422	341,586
122,353	$65,464	$10,701	$19,539	$337,585

(1)For the period February 26, 2019 to December 31, 2019.

(2)For the period February 15, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	DWS CORE
	EQUITY VIP
INVESTMENT INCOME:
Dividends	$2,916	$
EXPENSES:
Mortality and expense risk	1,698
NET INVESTMENT INCOME (LOSS)	1,218
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(3,897)
Realized gain distributions	29,159
Net realized gain (loss) on investments	25,262
Change in net unrealized appreciation (depreciation)
on investments	40,099
Net realized and unrealized gain (loss) on investments	65,361
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$66,579	$

			DWS SMALL MID
DWS CROCI®	DWS GLOBAL	DWS SMALL CAP	CAP GROWTH	DWS SMALL MID
U.S. VIP	SMALL CAP VIP	INDEX VIP	VIP	CAP VALUE VIP
3,558	$0	$14,292	$0	$1,014
1,575	759	8,562	88	1,116
1,983	(759)	5,730	(88)	(102)
2,989	(38,426)	(54,027)	(46)	76
15,155	9,594	117,661	1,662	10,067
18,144	(28,832)	63,634	1,616	10,143
36,102	41,667	156,588	1,067	15,746
54,246	12,835	220,222	2,683	25,889
56,229	$12,076	$225,952	$2,595	$25,787

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	FEDERATED
	FUND FOR U.S.
	GOVERNMENT
	SECURITIES II
INVESTMENT INCOME:
Dividends	$32,906	$
EXPENSES:
Mortality and expense risk	14,788
NET INVESTMENT INCOME (LOSS)	18,118
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(4,839)
Realized gain distributions	0
Net realized gain (loss) on investments	(4,839)
Change in net unrealized appreciation (depreciation)
on investments	75,457
Net realized and unrealized gain (loss) on investments	70,618
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$88,736	$

FEDERATED
MANAGED	FRANKLIN	GREAT-WEST	GREAT-WEST	GREAT-WEST
VOLATILITY	SMALL CAP	AGGRESSIVE	BOND INDEX	CONSERVATIVE
FUND II	VALUE VIP FUND	PROFILE FUND	FUND	PROFILE FUND
2,072	$5,859	$2,772	$6,125	$16,344
850	3,886	840	2,553	4,818
1,222	1,973	1,932	3,572	11,526
1,514	(39,843)	(34,218)	161	(2,098)
0	93,343	18,554	0	28,670
1,514	53,500	(15,664)	161	26,572
14,683	71,681	40,546	30,401	36,777
16,197	125,181	24,882	30,562	63,349
17,419	$127,154	$26,814	$34,134	$74,875

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

					GREAT-WEST	GREAT-WEST
	GREAT-WEST	GREAT-WEST	GREAT-WEST	GREAT-WEST	MODERATELY	MODERATELY
	INTERNATIONAL	LIFETIME 2035	MID CAP VALUE	MODERATE	AGGRESSIVE	CONSERVATIVE
	INDEX FUND	FUND	FUND	PROFILE FUND	PROFILE FUND	PROFILE FUND
	(1)	(2)			(3)
INVESTMENT INCOME:
Dividends	$360	$0	$66	$23,133	$744	$10,707
EXPENSES:
Mortality and expense risk	47	21	204	4,911	76	3,256
NET INVESTMENT INCOME (LOSS)	313	(21)	(138)	18,222	668	7,451
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	0	2,725	(144)	(2,411)	2	(158)
Realized gain distributions	46	0	0	104,080	1,247	27,170
Net realized gain (loss) on investments	46	2,725	(144)	101,669	1,249	27,012
Change in net unrealized appreciation (depreciation)
on investments	553	0	6,667	16,931	1,189	22,714
Net realized and unrealized gain (loss) on investments	599	2,725	6,523	118,600	2,438	49,726
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$912	$2,704	$6,385	$136,822	$3,106	$57,177

The accompanying notes are an integral part of these financial statements.

(1)For the period July 9, 2019 to December 31, 2019.

(2)For the period January 30, 2019 to February 20, 2019.

(3)For the period October 22, 2019 to December 31, 2019.

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	GREAT-WEST
	MULTI-SECTOR
	BOND FUND
INVESTMENT INCOME:
Dividends	$15,396	$
EXPENSES:
Mortality and expense risk	4,549
NET INVESTMENT INCOME (LOSS)	10,847
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	311
Realized gain distributions	1,422
Net realized gain (loss) on investments	1,733
Change in net unrealized appreciation (depreciation)
on investments	84,490
Net realized and unrealized gain (loss) on investments	86,223
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$97,070	$

	GREAT-WEST			INVESCO
	SECURE-	GREAT-WEST T.	INVESCO	OPPENHEIMER
GREAT-WEST	FOUNDATION®	ROWE PRICE MID	OPPENHEIMER	V.I.
REAL ESTATE	BALANCED	CAP GROWTH	V.I. GLOBAL	INTERNATIONAL
INDEX FUND	FUND	FUND	FUND	GROWTH FUND
(1)
0	$318,165	$21	$9,083	$3,019
125	105,334	1,244	8,167	1,641
(125)	212,831	(1,223)	916	1,378
(1)	(2,508)	(2,713)	93,985	(25,283)
3,079	864,477	4,279	143,474	14,805
3,078	861,969	1,566	237,459	(10,478)
(4,185)	1,395,362	49,739	23,223	72,619
(1,107)	2,257,331	51,305	260,682	62,141
(1,232)	$2,470,162	$50,082	$261,598	$63,519

(1) For the period October 14, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	INVESCO
	OPPENHEIMER
	V.I. MAIN
	STREET SMALL
	CAP FUND
INVESTMENT INCOME:
Dividends	$159	$
EXPENSES:
Mortality and expense risk	603
NET INVESTMENT INCOME (LOSS)	(444)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(1,180)
Realized gain distributions	7,361
Net realized gain (loss) on investments	6,181
Change in net unrealized appreciation (depreciation)
on investments	14,326
Net realized and unrealized gain (loss) on investments	20,507
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$20,063	$

INVESCO V.I.	INVESCO V.I.	INVESCO V.I.	INVESCO V.I.	INVESCO V.I.
COMSTOCK	CORE EQUITY	GROWTH &	HIGH YIELD	INTERNATIONAL
FUND	FUND	INCOME FUND	FUND	GROWTH FUND
8,316	$1,002	$12,604	$7,425	$7,459
3,353	901	8,420	1,010	3,852
4,963	101	4,184	6,415	3,607
3,649	1,378	(74,585)	5,795	3,150
54,037	12,178	75,036	0	30,133
57,686	13,556	451	5,795	33,283
25,539	11,785	228,931	7,584	74,564
83,225	25,341	229,382	13,379	107,847
88,188	$25,442	$233,566	$19,794	$111,454

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	INVESCO V.I.
	MID CAP CORE
	EQUITY FUND
INVESTMENT INCOME:
Dividends	$393	$
EXPENSES:
Mortality and expense risk	583
NET INVESTMENT INCOME (LOSS)	(190)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(888)
Realized gain distributions	8,621
Net realized gain (loss) on investments	7,733
Change in net unrealized appreciation (depreciation)
on investments	9,901
Net realized and unrealized gain (loss) on investments	17,634
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$17,444	$

			JANUS
			HENDERSON VIT	JANUS
			BALANCED	HENDERSON VIT
INVESCO V.I.	INVESCO V.I.	IVY VIP	PORTFOLIO	BALANCED
SMALL CAP	TECHNOLOGY	INTERNATIONAL	INSTITUTIONAL	PORTFOLIO
EQUITY FUND	FUND	CORE EQUITY	SHARES	SERVICE SHARES
0	$0	$7,750	$7,571	$49,027
666	2,046	2,361	4,386	20,226
(666)	(2,046)	5,389	3,185	28,801
(5,783)	45,541	(201)	129,486	23,843
10,446	18,294	40,688	15,350	73,470
4,663	63,835	40,487	144,836	97,313
18,065	13,418	4,353	(50,440)	399,714
22,728	77,253	44,840	94,396	497,027
22,062	$75,207	$50,229	$97,581	$525,828

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	JANUS
	HENDERSON VIT
	FLEXIBLE BOND
	PORTFOLIO
	INSTITUTIONAL
	SHARES
INVESTMENT INCOME:
Dividends	$67,675	$
EXPENSES:
Mortality and expense risk	10,874
NET INVESTMENT INCOME (LOSS)	56,801
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	207
Realized gain distributions	0
Net realized gain (loss) on investments	207
Change in net unrealized appreciation (depreciation)
on investments	106,212
Net realized and unrealized gain (loss) on investments	106,419
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$163,220	$

		JANUS
		HENDERSON VIT	JANUS	JANUS
JANUS	JANUS	GLOBAL	HENDERSON VIT	HENDERSON VIT
HENDERSON VIT	HENDERSON VIT	TECHNOLOGY	GLOBAL	OVERSEAS
FLEXIBLE BOND	GLOBAL	PORTFOLIO	TECHNOLOGY	PORTFOLIO
PORTFOLIO	RESEARCH	INSTITUTIONAL	PORTFOLIO	INSTITUTIONAL
SERVICE SHARES	PORTFOLIO	SHARES	SERVICE SHARES	SHARES
51,862	$5,666	$826	$1,739	$832
15,473	4,498	806	2,097	397
36,389	1,168	20	(358)	435
(6,354)	9,588	13,385	37,888	(2,164)
0	33,457	13,717	28,874	0
(6,354)	43,045	27,102	66,762	(2,164)
131,073	95,017	25,893	32,709	13,393
124,719	138,062	52,995	99,471	11,229
161,108	$139,230	$53,015	$99,113	$11,664

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	JANUS
	HENDERSON VIT
	OVERSEAS
	PORTFOLIO
	SERVICE SHARES
INVESTMENT INCOME:
Dividends	$4,474	$
EXPENSES:
Mortality and expense risk	2,023
NET INVESTMENT INCOME (LOSS)	2,451
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	5,173
Realized gain distributions	0
Net realized gain (loss) on investments	5,173
Change in net unrealized appreciation (depreciation)
on investments	46,145
Net realized and unrealized gain (loss) on investments	51,318
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$53,769	$

		LAZARD
	JPMORGAN	RETIREMENT		MFS VIT II
JANUS	INSURANCE	EMERGING	LVIP BARON	INTERNATIONAL
HENDERSON VIT	TRUST SMALL	MARKETS	GROWTH	INTRINSIC
RESEARCH	CAP CORE	EQUITY	OPPORTUNITIES	VALUE
PORTFOLIO	PORTFOLIO	PORTFOLIO	FUND	PORTFOLIO
1,435	$123	$7,641	$0	$21,028
2,648	247	6,919	11,413	12,039
(1,213)	(124)	722	(11,413)	8,989
4,389	1	(8,477)	49,564	81,527
32,171	3,562	0	38,409	44,080
36,560	3,563	(8,477)	87,973	125,607
53,591	2,904	152,913	315,336	211,067
90,151	6,467	144,436	403,309	336,674
88,938	$6,343	$145,158	$391,896	$345,663

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	MFS VIT III MID
	CAP VALUE
	PORTFOLIO
INVESTMENT INCOME:
Dividends	$2,874	$
EXPENSES:
Mortality and expense risk	1,115
NET INVESTMENT INCOME (LOSS)	1,759
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(762)
Realized gain distributions	18,929
Net realized gain (loss) on investments	18,167
Change in net unrealized appreciation (depreciation)
on investments	37,343
Net realized and unrealized gain (loss) on investments	55,510
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$57,269	$

	MORGAN			PIMCO VIT
	STANLEY VIF	NEUBERGER		COMMODITY
	U.S. REAL	BERMAN AMT MID		REALRETURN
MFS VIT	ESTATE	CAP INTRINSIC	NVIT MID CAP	STRATEGY
UTILITIES SERIES	PORTFOLIO	VALUE PORTFOLIO	INDEX FUND	PORTFOLIO
18,725	$15,555	$36	$11,308	$5,281
3,514	6,891	134	7,104	657
15,211	8,664	(98)	4,204	4,624
20,088	104,782	16	(52,935)	(522)
1,483	30,920	1,612	159,758	0
21,571	135,702	1,628	106,823	(522)
58,715	(10,293)	645	85,623	7,855
80,286	125,409	2,273	192,446	7,333
95,497	$134,073	$2,175	$196,650	$11,957

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	PIMCO VIT
	EMERGING
	MARKETS BOND
	PORTFOLIO
INVESTMENT INCOME:
Dividends	$895	$
EXPENSES:
Mortality and expense risk	100
NET INVESTMENT INCOME (LOSS)	795
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(3)
Realized gain distributions	0
Net realized gain (loss) on investments	(3)
Change in net unrealized appreciation (depreciation)
on investments	1,860
Net realized and unrealized gain (loss) on investments	1,857
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,652	$

PIMCO VIT HIGH	PIMCO VIT LOW	PIMCO VIT REAL	PIMCO VIT TOTAL
YIELD	DURATION	RETURN	RETURN	PIONEER FUND
PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	VCT PORTFOLIO
67,659	$85,605	$2,221	$131,950	$3,395
9,466	23,441	881	33,176	2,042
58,193	62,164	1,340	98,774	1,353
936	(17,340)	31	(29,405)	(25,502)
0	0	0	0	18,665
936	(17,340)	31	(29,405)	(6,837)
96,088	52,568	8,505	231,566	78,643
97,024	35,228	8,536	202,161	71,806
155,217	$97,392	$9,876	$300,935	$73,159

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	PIONEER MID
	CAP VALUE VCT
	PORTFOLIO
INVESTMENT INCOME:
Dividends	$1,622	$
EXPENSES:
Mortality and expense risk	1,319
NET INVESTMENT INCOME (LOSS)	303
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	2,701
Realized gain distributions	9,669
Net realized gain (loss) on investments	12,370
Change in net unrealized appreciation (depreciation)
on investments	23,847
Net realized and unrealized gain (loss) on investments	36,217
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$36,520	$

		PRUDENTIAL
PIONEER SELECT	PRUDENTIAL	SERIES FUND		PUTNAM VT
MID CAP	SERIES FUND	NATURAL	PUTNAM VT	GLOBAL ASSET
GROWTH VCT	EQUITY	RESOURCES	EQUITY INCOME	ALLOCATION
PORTFOLIO	PORTFOLIO	PORTFOLIO	FUND	FUND
0	$0	$0	$14,463	$1,461
1,700	1,538	140	4,885	857
(1,700)	(1,538)	(140)	9,578	604
14,813	5,426	(58)	6,322	(45)
25,683	0	0	61,807	2,601
40,496	5,426	(58)	68,129	2,556
24,376	39,110	1,622	116,967	13,317
64,872	44,536	1,564	185,096	15,873
63,172	$42,998	$1,424	$194,674	$16,477

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	PUTNAM VT
	GLOBAL HEALTH
	CARE FUND
INVESTMENT INCOME:
Dividends	$0	$
EXPENSES:
Mortality and expense risk	4,075
NET INVESTMENT INCOME (LOSS)	(4,075)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(50,342)
Realized gain distributions	25,611
Net realized gain (loss) on investments	(24,731)
Change in net unrealized appreciation (depreciation)
on investments	152,984
Net realized and unrealized gain (loss) on investments	128,253
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$124,178	$

		PUTNAM VT
	PUTNAM VT	MORTGAGE	PUTNAM VT	ROYCE CAPITAL
PUTNAM VT	INTERNATIONAL	SECURITIES	MULTI-CAP CORE	FUND - SMALL-
INCOME FUND	VALUE FUND	FUND	FUND	CAP PORTFOLIO
6,715	$2,218	$11,178	$1,126	$367
911	327	3,902	495	663
5,804	1,891	7,276	631	(296)
198	693	(558)	26	1,139
1,371	4,214	0	8,512	10,583
1,569	4,907	(558)	8,538	11,722
13,032	5,984	58,677	13,489	5,015
14,601	10,891	58,119	22,027	16,737
20,405	$12,782	$65,395	$22,658	$16,441

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	SCHWAB
	GOVERNMENT
	MONEY MARKET
	PORTFOLIO
INVESTMENT INCOME:
Dividends	$153,592	$
EXPENSES:
Mortality and expense risk	61,709
NET INVESTMENT INCOME (LOSS)	91,883
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	0
Realized gain distributions	0
Net realized gain (loss) on investments	0
Change in net unrealized appreciation (depreciation)
on investments	0
Net realized and unrealized gain (loss) on investments	0
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$91,883	$

		SCHWAB VIT		T. ROWE PRICE
SCHWAB S&P 500	SCHWAB VIT	BALANCED WITH	SCHWAB VIT	HEALTH
INDEX	BALANCED	GROWTH	GROWTH	SCIENCES
PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO
357,234	$3,365	$9,878	$3,411	$0
149,435	845	3,289	1,318	334
207,799	2,520	6,589	2,093	(334)
3,636,292	6	109	289	75
178,183	325	2,965	1,016	5,008
3,814,475	331	3,074	1,305	5,083
1,417,137	14,808	74,835	34,375	14,109
5,231,612	15,139	77,909	35,680	19,192
5,439,411	$17,659	$84,498	$37,773	$18,858

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	T. ROWE PRICE
	HEALTH
	SCIENCES
	PORTFOLIO
	CLASS II
INVESTMENT INCOME:
Dividends	$0	$
EXPENSES:
Mortality and expense risk	764
NET INVESTMENT INCOME (LOSS)	(764)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	565
Realized gain distributions	6,681
Net realized gain (loss) on investments	7,246
Change in net unrealized appreciation (depreciation)
on investments	11,234
Net realized and unrealized gain (loss) on investments	18,480
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$17,716	$

		THIRD AVENUE
		VALUE
TEMPLETON	TEMPLETON	PORTFOLIO		TOUCHSTONE
FOREIGN VIP	GLOBAL BOND VIP	VARIABLE	TOUCHSTONE	VST COMMON
FUND	FUND	SERIES	VST BOND FUND	STOCK FUND
3,491	$51,842	$113	$13,459	$1,528
1,618	3,516	331	7,863	2,115
1,873	48,326	(218)	5,596	(587)
(22,806)	(30,280)	589	(81)	(86,843)
2,084	0	0	0	3,143
(20,722)	(30,280)	589	(81)	(83,700)
45,972	(10,442)	4,279	82,349	153,880
25,250	(40,722)	4,868	82,268	70,180
27,123	$7,604	$4,650	$87,864	$69,593

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	TOUCHSTONE
	VST COMMON
	STOCK FUND
	CLASS SC
INVESTMENT INCOME:
Dividends	$4,645	$
EXPENSES:
Mortality and expense risk	2,630
NET INVESTMENT INCOME (LOSS)	2,015
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	446
Realized gain distributions	20,113
Net realized gain (loss) on investments	20,559
Change in net unrealized appreciation (depreciation)
on investments	64,651
Net realized and unrealized gain (loss) on investments	85,210
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$87,225	$

		VAN ECK VIP
		UNCONSTRAINED	VANGUARD VIF	VANGUARD VIF
TOUCHSTONE	VAN ECK VIP	EMERGING	CAPITAL	DIVERSIFIED
VST SMALL	GLOBAL HARD	MARKETS BOND	GROWTH	VALUE
COMPANY FUND	ASSETS FUND	FUND	PORTFOLIO	PORTFOLIO
43	$0	$717	$1,768	$3,646
1,217	581	1,775	824	557
(1,174)	(581)	(1,058)	944	3,089
(550)	(10,283)	(417)	1,195	(885)
19,199	0	0	4,321	7,238
18,649	(10,283)	(417)	5,516	6,353
13,946	15,666	25,388	29,875	12,336
32,595	5,383	24,971	35,391	18,689
31,421	$4,802	$23,913	$36,335	$21,778

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

INVESTMENT DIVISIONS

	VANGUARD VIF
	MID-CAP INDEX
	PORTFOLIO
INVESTMENT INCOME:
Dividends	$6,411	$
EXPENSES:
Mortality and expense risk	2,252
NET INVESTMENT INCOME (LOSS)	4,159
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(60)
Realized gain distributions	33,048
Net realized gain (loss) on investments	32,988
Change in net unrealized appreciation (depreciation)
on investments	50,506
Net realized and unrealized gain (loss) on investments	83,494
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$87,653	$

VANGUARD VIF	VANGUARD VIF			WELLS FARGO
REAL ESTATE	SMALL COMPANY	WELLS FARGO	WELLS FARGO	VT
INDEX	GROWTH	VT DISCOVERY	VT OMEGA	OPPORTUNITY
PORTFOLIO	PORTFOLIO	FUND	GROWTH FUND	FUND
7,470	$1,221	$0	$0	$424
1,289	1,346	625	720	1,263
6,181	(125)	(625)	(720)	(839)
(244)	2,561	29	4,974	(214)
13,499	26,524	9,340	11,777	16,875
13,255	29,085	9,369	16,751	16,661
30,785	29,317	7,954	13,497	23,473
44,040	58,402	17,323	30,248	40,134
50,221	$58,277	$16,698	$29,528	$39,295

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

			AB VPS INTERNATIONAL GROWTH		AB VPS INTERNATIONAL VALUE
	AB VPS GROWTH AND INCOME PORTFOLIO		PORTFOLIO		PORTFOLIO
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$885	$472	$(787)	$(501)	$83	$693
Net realized gain (loss) on investments	17,423	18,000	21,689	2,960	(490)	81
Change in net unrealized appreciation (depreciation)
on investments	14,829	(28,041)	50,506	(68,856)	13,180	(25,940)
Increase (decrease) in net assets resulting
from operations	33,137	(9,569)	71,408	(66,397)	12,773	(25,166)
CONTRACT TRANSACTIONS:
Purchase payments received	0	31,028	0	0	0	0
Transfers for contract benefits and terminations	(2,051)	(800)	(52,199)	(15,399)	(2,803)	(784)
Net transfers	0	(2,467)	(9,326)	69,631	(1,902)	0
Contract charges	0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	0	0	1,335	(4,677)	0	0

Increase (decrease) in net assets resulting from
contract transactions	(2,051)	27,761	(60,190)	49,555	(4,705)	(784)
Total increase (decrease) in net assets	31,086	18,192	11,218	(16,842)	8,068	(25,950)
NET ASSETS:
Beginning of period	144,497	126,305	295,023	311,865	82,237	108,187
End of period	$175,583	$144,497	$306,241	$295,023	$90,305	$82,237
CHANGES IN UNITS OUTSTANDING:

Units issued	0	2,246	1,143	4,037	0	0
Units redeemed	(136)	(272)	(4,678)	(1,020)	(654)	(80)
Net increase (decrease)	(136)	1,974	(3,535)	3,017	(654)	(80)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

			AB VPS REAL ESTATE INVESTMENT		AB VPS SMALL/MID CAP VALUE
	AB VPS LARGE CAP GROWTH PORTFOLIO		PORTFOLIO		PORTFOLIO
	2019	2018	2019	2018	2019	2018
			(1)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$(1,625)	$(1,256)	$7,376	$3,311	$(600)	$(885)
Net realized gain (loss) on investments	64,941	20,826	(1,442)	6,720	28,713	37,292
Change in net unrealized appreciation (depreciation)
on investments	(1,385)	(19,931)	23,574	(18,894)	27,488	(95,413)
Increase (decrease) in net assets resulting
from operations	61,931	(361)	29,508	(8,863)	55,601	(59,006)
CONTRACT TRANSACTIONS:
Purchase payments received	8,408	7,866	0	0	0	73,173
Transfers for contract benefits and terminations	(435)	(371)	(236,102)	(932)	(9,797)	(6,328)
Net transfers	8,656	37,816	(2,619)	(26,122)	(33,134)	(52,914)
Contract charges	0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	0	0	0	0	0	0

Increase (decrease) in net assets resulting from
contract transactions	16,629	45,311	(238,721)	(27,054)	(42,931)	13,931
Total increase (decrease) in net assets	78,560	44,950	(209,213)	(35,917)	12,670	(45,075)
NET ASSETS:
Beginning of period	165,677	120,727	209,213	245,130	306,166	351,241
End of period	$244,237	$165,677	$0	$209,213	$318,836	$306,166
CHANGES IN UNITS OUTSTANDING:

Units issued	1,039	2,794	23	1,771	472	5,313
Units redeemed	(291)	(454)	(14,426)	(3,758)	(2,413)	(3,592)
Net increase (decrease)	748	2,340	(14,403)	(1,987)	(1,941)	1,721

(1) For the period January 1, 2019 to April 24, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	ALGER CAPITAL APPRECIATION
		PORTFOLIO		ALGER LARGE CAP GROWTH PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO
	2019		2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)		$(272)	$(256)	$(12,237)	$(13,150)	$(2,377)	$(2,923)
Net realized gain (loss) on investments		7,076	11,121	25,845	439,307	39,988	147,160
Change in net unrealized appreciation (depreciation)
on investments		8,889	(10,232)	321,315	(424,195)	39,552	(164,853)
Increase (decrease) in net assets resulting
from operations		15,693	633	334,923	1,962	77,163	(20,616)
CONTRACT TRANSACTIONS:
Purchase payments received		0	0	43	0	0	0
Transfers for contract benefits and terminations		(1,836)	(3,098)	(21,665)	(32,243)	(30,423)	(16,281)
Net transfers		(3,840)	(7,480)	(42,173)	(27,156)	(23,320)	(57,063)
Contract charges		0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase		0		0		0	0

Increase (decrease) in net assets resulting from
contract transactions		(5,676)	(10,578)	(63,795)	(59,399)	(53,743)	(73,344)
Total increase (decrease) in net assets		10,017	(9,945)	271,128	(57,437)	23,420	(93,960)
NET ASSETS:
Beginning of period		49,265	59,210	1,324,035	1,381,472	274,151	368,111
End of period		$59,282	$49,265	$1,595,163	$1,324,035	$297,571	$274,151
CHANGES IN UNITS OUTSTANDING:

Units issued		93	670	3,460	14,497	60	5,769
Units redeemed		(453)	(1,410)	(5,220)	(16,091)	(2,200)	(8,209)
Net increase (decrease)		(360)	(740)	(1,760)	(1,594)	(2,140)	(2,440)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	ALPS RED ROCKS LISTED PRIVATE EQUITY		AMERICAN CENTURY INVESTMENTS VP		AMERICAN CENTURY INVESTMENTS VP
	PORTFOLIO		BALANCED FUND		INCOME & GROWTH FUND
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$(89)	$663	$9,880	$5,820	$8,886	$4,018
Net realized gain (loss) on investments	174	37	25,212	1,301	45,662	16,686
Change in net unrealized appreciation (depreciation)
on investments	4,424	(2,376)	151,770	(50,360)	60,872	(83,633)
Increase (decrease) in net assets resulting
from operations	4,509	(1,676)	186,862	(43,239)	115,420	(62,929)
CONTRACT TRANSACTIONS:
Purchase payments received	0	0	5,970	6,264	92,510	456,832
Transfers for contract benefits and terminations	0	(1)	(26,273)	(73,874)	(18,763)	(26,794)
Net transfers	0	0	32,141	252,867	871	18,369
Contract charges	0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	0	0	(3,281)	(117)	0

Increase (decrease) in net assets resulting from
contract transactions	0	(1)	8,557	185,140	74,618	448,407
Total increase (decrease) in net assets	4,509	(1,677)	195,419	141,901	190,038	385,478
NET ASSETS:
Beginning of period	11,433	13,110	973,432	831,531	474,612	89,134
End of period	$15,942	$11,433	$1,168,851	$973,432	$664,650	$474,612
CHANGES IN UNITS OUTSTANDING:

Units issued	0	0	2,056	25,572	6,504	36,117
Units redeemed	0	0	(1,269)	(6,385)	(1,174)	(4,433)
Net increase (decrease)	0	0	787	19,187	5,330	31,684

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	AMERICAN CENTURY INVESTMENTS VP				AMERICAN CENTURY INVESTMENTS VP		AMERICAN CENTURY INVESTMENTS VP
	INTERNATIONAL FUND				MID CAP VALUE FUND		VALUE FUND
	2019		2018		2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)		$162		$1,042	$3,495	$1,925	$31,866	$16,348
Net realized gain (loss) on investments		11,960		19,453	30,187	24,225	250,499	54,033
Change in net unrealized appreciation (depreciation)
on investments		40,866		(56,080)	37,072	(70,247)	297,962	(279,680)
Increase (decrease) in net assets resulting
from operations		52,988		(35,585)	70,754	(44,097)	580,327	(209,299)
CONTRACT TRANSACTIONS:
Purchase payments received		5,399		0	0	3,151	60	401,091
Transfers for contract benefits and terminations		(1,506)		(1,346)	(18,576)	(13,840)	(187,863)	(57,115)
Net transfers		12,719		20,808	6,028	(25,843)	764,026	(21,868)
Contract charges		0		0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase		0			0		0

Increase (decrease) in net assets resulting from
contract transactions		16,612		19,462	(12,548)	(36,532)	576,223	322,108
Total increase (decrease) in net assets		69,600		(16,123)	58,206	(80,629)	1,156,550	112,809
NET ASSETS:
Beginning of period		182,984		199,107	256,933	337,562	1,844,351	1,731,542
End of period		$252,584		$182,984	$315,139	$256,933	$3,000,901	$1,844,351
CHANGES IN UNITS OUTSTANDING:

Units issued		1,699		3,319	460	1,729	58,838	33,069
Units redeemed		(128)		(964)	(737)	(2,955)	(16,512)	(6,937)
Net increase (decrease)		1,571		2,355	(277)	(1,226)	42,326	26,132

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

				AMERICAN FUNDS
	AMERICAN FUNDS IS GLOBAL GROWTH			IS GROWTH-	AMERICAN FUNDS IS INTERNATIONAL
		FUND		INCOME FUND	FUND
	2019		2018	2019	2019	2018
				(1)	(2)	(3)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)		$1,171	$594	$587	$50	$(26)
Net realized gain (loss) on investments		8,186	9,891	545	119	(2,564)
Change in net unrealized appreciation (depreciation)
on investments		30,180	(25,529)	3,789	390	0
Increase (decrease) in net assets resulting
from operations		39,537	(15,044)	4,921	559	(2,590)
CONTRACT TRANSACTIONS:
Purchase payments received		0	34,263	63,218	0	0
Transfers for contract benefits and terminations		(1,456)	(2,385)	(211)	0	0
Net transfers		(5,517)	27,455	0	4,545	2,590
Contract charges		0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase		0		0	0	0

Increase (decrease) in net assets resulting from
contract transactions		(6,973)	59,333	63,007	4,545	2,590
Total increase (decrease) in net assets		32,564	44,289	67,928	5,104	0
NET ASSETS:
Beginning of period		115,368	71,079	0	0	0
End of period		$147,932	$115,368	$67,928	$5,104	$0
CHANGES IN UNITS OUTSTANDING:

Units issued		34	4,551	5,755	416	1,885
Units redeemed		(476)	(637)	(19)	0	(1,885)
Net increase (decrease)		(442)	3,914	5,736	416	0

(1)For the period March 25, 2019 to December 31, 2019.

(2)For the period February 20, 2019 to December 31, 2019.

(3)For the period March 19, 2018 to November 6, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

				BLACKROCK GLOBAL ALLOCATION VI		BNY MELLON IP MIDCAP STOCK
	AMERICAN FUNDS IS NEW WORLD FUND			FUND		PORTFOLIO
	2019		2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)		$445	$398	$2,305	$2,046	$454	$(789)
Net realized gain (loss) on investments		4,126	3,307	16,512	16,955	29,357	23,478
Change in net unrealized appreciation (depreciation)
on investments		18,692	(18,837)	45,827	(56,091)	48,302	(95,057)
Increase (decrease) in net assets resulting
from operations		23,263	(15,132)	64,644	(37,090)	78,113	(72,368)
CONTRACT TRANSACTIONS:
Purchase payments received		0	20,685	0	206,237	0	400,966
Transfers for contract benefits and terminations		(1,394)	(2,942)	0	(3,144)	(16,030)	(27,078)
Net transfers		(3,259)	27,267	(102,321)	303	257	1,086
Contract charges		0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase		0		0		0

Increase (decrease) in net assets resulting from
contract transactions		(4,653)	45,010	(102,321)	203,396	(15,773)	374,974
Total increase (decrease) in net assets		18,610	29,878	(37,677)	166,306	62,340	302,606
NET ASSETS:
Beginning of period		83,213	53,335	436,248	269,942	404,277	101,671
End of period		$101,823	$83,213	$398,571	$436,248	$466,617	$404,277
CHANGES IN UNITS OUTSTANDING:

Units issued		58	4,149	0	18,053	60	31,251
Units redeemed		(407)	(859)	(9,035)	(274)	(1,262)	(2,884)
Net increase (decrease)		(349)	3,290	(9,035)	17,779	(1,202)	28,367

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

					CLEARBRIDGE
					VARIABLE LARGE
	BNY MELLON VIF APPRECIATION		BNY MELLON VIF GROWTH AND INCOME		CAP GROWTH
	PORTFOLIO		PORTFOLIO		PORTFOLIO
	2019	2018	2019	2018	2019
					(1)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$1,908	$1,851	$837	$(64)	$39
Net realized gain (loss) on investments	48,169	44,175	41,670	24,977	1,664
Change in net unrealized appreciation (depreciation)
on investments	108,996	(78,997)	13,954	(34,869)	488
Increase (decrease) in net assets resulting
from operations	159,073	(32,971)	56,461	(9,956)	2,191
CONTRACT TRANSACTIONS:
Purchase payments received	0	0	0	0	0
Transfers for contract benefits and terminations	(7,946)	(27,794)	0	(19,608)	0
Net transfers	220,134	(33,428)	38,638	0	38,602
Contract charges	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	0	0	0	0	0

Increase (decrease) in net assets resulting from
contract transactions	212,188	(61,222)	38,638	(19,608)	38,602
Total increase (decrease) in net assets	371,261	(94,193)	95,099	(29,564)	40,793
NET ASSETS:
Beginning of period	395,946	490,139	184,059	213,623	0
End of period	$767,207	$395,946	$279,158	$184,059	$40,793
CHANGES IN UNITS OUTSTANDING:

Units issued	9,600	1,330	6,878	0	3,253
Units redeemed	(419)	(4,104)	(3,475)	(828)	0
Net increase (decrease)	9,181	(2,774)	3,403	(828)	3,253

(1) For the period October 30, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	CLEARBRIDGE VARIABLE MID CAP		CLEARBRIDGE VARIABLE SMALL CAP		COLUMBIA VARIABLE PORTFOLIO - LARGE
	PORTFOLIO		GROWTH PORTFOLIO		CAP GROWTH FUND
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$(8)	$(48)	$(504)	$(605)	$(5,105)	$(2,399)
Net realized gain (loss) on investments	354	576	20,915	11,742	14,281	18,023
Change in net unrealized appreciation (depreciation)
on investments	8,757	(4,752)	2,323	(14,990)	247,171	(114,860)
Increase (decrease) in net assets resulting
from operations	9,103	(4,224)	22,734	(3,853)	256,347	(99,236)
CONTRACT TRANSACTIONS:
Purchase payments received	0	0	0	0	0	656,780
Transfers for contract benefits and terminations	0	1	(86,464)	0	(13,922)	(6,566)
Net transfers	1,411	0	28,956	32,403	24,380	(2,788)
Contract charges	0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	0	0	0	0	0	0

Increase (decrease) in net assets resulting from
contract transactions	1,411	1	(57,508)	32,403	10,458	647,426
Total increase (decrease) in net assets	10,514	(4,223)	(34,774)	28,550	266,805	548,190
NET ASSETS:
Beginning of period	28,044	32,267	98,735	70,185	732,207	184,017
End of period	$38,558	$28,044	$63,961	$98,735	$999,012	$732,207
CHANGES IN UNITS OUTSTANDING:

Units issued	107	0	1,925	2,209	6,934	47,292
Units redeemed	0	0	(5,681)	(126)	(6,215)	(3,611)
Net increase (decrease)	107	0	(3,756)	2,083	719	43,681

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	COLUMBIA VARIABLE PORTFOLIO -		COLUMBIA VARIABLE PORTFOLIO - SMALL		DELAWARE VIP EMERGING MARKETS
	SELIGMAN GLOBAL TECHNOLOGY FUND		CAP VALUE FUND		SERIES
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$(6,907)	$(6,992)	$(554)	$(912)	$267	$4,115
Net realized gain (loss) on investments	60,333	83,656	(7,463)	11,907	4,938	(1,722)
Change in net unrealized appreciation (depreciation)
on investments	292,979	(154,174)	23,343	(42,910)	55,817	(39,901)
Increase (decrease) in net assets resulting
from operations	346,405	(77,510)	15,326	(31,915)	61,022	(37,508)
CONTRACT TRANSACTIONS:
Purchase payments received	0	8,650	0	0	19,238	125,197
Transfers for contract benefits and terminations	(226,313)	(15,418)	(36,666)	(80)	(8,791)	(11,618)
Net transfers	(17,014)	102	9,750	9,134	17,403	55,211
Contract charges	0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	0	0	0	0	0	0

Increase (decrease) in net assets resulting from
contract transactions	(243,327)	(6,666)	(26,916)	9,054	27,850	168,790
Total increase (decrease) in net assets	103,078	(84,176)	(11,590)	(22,861)	88,872	131,282
NET ASSETS:
Beginning of period	728,774	812,950	98,121	120,982	268,098	136,816
End of period	$831,852	$728,774	$86,531	$98,121	$356,970	$268,098
CHANGES IN UNITS OUTSTANDING:

Units issued	645	1,604	334	5,417	3,854	19,650
Units redeemed	(8,474)	(2,051)	(1,392)	(5,419)	(1,350)	(4,520)
Net increase (decrease)	(7,829)	(447)	(1,058)	(2)	2,504	15,130

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

DELAWARE VIP
INTERNATIONAL
VALUE EQUITY
SERIES	DELAWARE VIP SMALL CAP VALUE SERIES		DELAWARE VIP SMID CAP CORE SERIES
2019	2019	2018	2019	2018
(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$342	$
Net realized gain (loss) on investments	330
Change in net unrealized appreciation (depreciation)
on investments	752
Increase (decrease) in net assets resulting
from operations	1,424
CONTRACT TRANSACTIONS:
Purchase payments received	19,239
Transfers for contract benefits and terminations	0
Net transfers	0
Contract charges	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	0

Increase (decrease) in net assets resulting from
contract transactions	19,239
Total increase (decrease) in net assets	20,663
NET ASSETS:
Beginning of period	0
End of period	$20,663	$
CHANGES IN UNITS OUTSTANDING:

Units issued	2,106
Units redeemed	0
Net increase (decrease)	2,106

1,474	$399	$(526)	$(1,398)
41,223	55,753	2,105	66,227
79,656	(151,642)	63,885	(102,241)
122,353	(95,490)	65,464	(37,412)
0	6,468	0	53,942
(17,160)	(40,162)	(10,951)	(9,755)
(13,222)	(102,551)	(1,102)	20,602
0	0	0	0
0		0	0
(30,382)	(136,245)	(12,053)	64,789
91,971	(231,735)	53,411	27,377
459,586	691,321	232,888	205,511
551,557	$459,586	$286,299	$232,888

186	460	898	4,763
(1,041)	(5,096)	(2,177)	(734)
(855)	(4,636)	(1,279)	4,029

(1) For the period February 26, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

			DIMENSIONAL VA US TARGETED VALUE
	DELAWARE VIP VALUE SERIES		PORTFOLIO		DWS CAPITAL GROWTH VIP
	2019	2018	2019	2018	2019	2018
	(1)	(2)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$(83)	$302	$1,117	$537	$(4,001)	$(810)
Net realized gain (loss) on investments	943	325	5,631	6,482	144,050	106,892
Change in net unrealized appreciation (depreciation)
on investments	9,841	0	12,791	(23,555)	197,536	(129,116)
Increase (decrease) in net assets resulting
from operations	10,701	627	19,539	(16,536)	337,585	(23,034)
CONTRACT TRANSACTIONS:
Purchase payments received	0	0	61,563	33,504	60	66
Transfers for contract benefits and terminations	(699)	0	(46,224)	(1,512)	(24,488)	(14,924)
Net transfers	93,281	(627)	(700)	3,419	12,510	(5,802)
Contract charges	0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	0	0	0	0	(635)	0

Increase (decrease) in net assets resulting from
contract transactions	92,582	(627)	14,639	35,411	(12,553)	(20,660)
Total increase (decrease) in net assets	103,283	0	34,178	18,875	325,032	(43,694)
NET ASSETS:
Beginning of period	0	0	90,260	71,385	933,241	976,935
End of period	$103,283	$0	$124,438	$90,260	$1,258,273	$933,241
CHANGES IN UNITS OUTSTANDING:

Units issued	8,859	2,006	4,779	3,035	3,969	1,174
Units redeemed	(750)	(2,006)	(3,717)	(285)	(3,944)	(2,127)
Net increase (decrease)	8,109	0	1,062	2,750	25	(953)

(1)For the period February 15, 2019 to December 31, 2019.

(2)For the period March 19, 2018 to November 6, 2018

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	DWS CORE EQUITY VIP		DWS CROCI® U.S. VIP		DWS GLOBAL SMALL CAP VIP
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$1,218	$1,959	$1,983	$4,371	$(759)	$(492)
Net realized gain (loss) on investments	25,262	59,559	18,144	24,651	(28,832)	17,245
Change in net unrealized appreciation (depreciation)
on investments	40,099	(77,918)	36,102	(57,875)	41,667	(45,327)
Increase (decrease) in net assets resulting
from operations	66,579	(16,400)	56,229	(28,853)	12,076	(28,574)
CONTRACT TRANSACTIONS:
Purchase payments received	0	0	0	0	0	0
Transfers for contract benefits and terminations	(2,753)	(30,042)	(79,193)	(12,632)	(676)	(1,833)
Net transfers	(1,991)	56,099	(40,259)	(18,218)	(54,592)	0
Contract charges	0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	0	0	0	0	0	0

Increase (decrease) in net assets resulting from
contract transactions	(4,744)	26,057	(119,452)	(30,850)	(55,268)	(1,833)
Total increase (decrease) in net assets	61,835	9,657	(63,223)	(59,703)	(43,192)	(30,407)
NET ASSETS:
Beginning of period	223,045	213,388	224,331	284,034	107,212	137,619
End of period	$284,880	$223,045	$161,108	$224,331	$64,020	$107,212
CHANGES IN UNITS OUTSTANDING:

Units issued	1,459	3,637	554	92	5,823	0
Units redeemed	(1,224)	(1,384)	(6,647)	(1,821)	(11,738)	(162)
Net increase (decrease)	235	2,253	(6,093)	(1,729)	(5,915)	(162)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	DWS SMALL CAP INDEX VIP		DWS SMALL MID CAP GROWTH VIP		DWS SMALL MID CAP VALUE VIP
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$5,730	$2,847	$(88)	$(94)	$(102)	$890
Net realized gain (loss) on investments	63,634	100,941	1,616	4,642	10,143	28,813
Change in net unrealized appreciation (depreciation)
on investments	156,588	(252,146)	1,066	(6,525)	15,746	(55,241)
Increase (decrease) in net assets resulting
from operations	225,952	(148,358)	2,594	(1,977)	25,787	(25,538)
CONTRACT TRANSACTIONS:
Purchase payments received	126,782	5,551	0	0	0	0
Transfers for contract benefits and terminations	(297,098)	(12,743)	0	0	(3,011)	(5,262)
Net transfers	75,935	20,901	0	0	231	(5,305)
Contract charges	0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	0	0	0	0	0	0

Increase (decrease) in net assets resulting from
contract transactions	(94,381)	13,709	0	0	(2,780)	(10,567)
Total increase (decrease) in net assets	131,571	(134,649)	2,594	(1,977)	23,007	(36,105)
NET ASSETS:
Beginning of period	1,111,330	1,245,979	11,995	13,972	125,938	162,043
End of period	$1,242,901	$1,111,330	$14,589	$11,995	$148,945	$125,938
CHANGES IN UNITS OUTSTANDING:

Units issued	36,658	11,410	0	0	12	23
Units redeemed	(31,300)	(7,439)	0	0	(153)	(557)
Net increase (decrease)	5,358	3,971	0	0	(141)	(534)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

			FEDERATED
	FEDERATED FUND FOR U.S. GOVERNMENT		MANAGED TAIL	FEDERATED MANAGED VOLATILITY FUND
	SECURITIES II		RISK FUND II		II
	2019	2018	2018	2019		2018
			(1)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$18,118	$22,250	$2,271	$1,222		$388
Net realized gain (loss) on investments	(4,839)	(3,971)	(15,196)	1,514		161
Change in net unrealized appreciation (depreciation)
on investments	75,457	(21,612)	12,223	14,683		(9,898)
Increase (decrease) in net assets resulting
from operations	88,736	(3,333)	(702)	17,419		(9,349)
CONTRACT TRANSACTIONS:
Purchase payments received	598,330	26,730	0	0		0
Transfers for contract benefits and terminations	(110,498)	(45,719)	(451)	0		0
Net transfers	139,258	81,479	(80,761)	(3,403)		70,577
Contract charges	0	0	0	0		0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	(246)	(424)	0	0		0

Increase (decrease) in net assets resulting from
contract transactions	626,844	62,066	(81,212)	(3,403)		70,577
Total increase (decrease) in net assets	715,580	58,733	(81,914)	14,016		61,228
NET ASSETS:
Beginning of period	1,481,958	1,423,225	81,914	91,989		30,761
End of period	$2,197,538	$1,481,958	$0	$106,005		$91,989
CHANGES IN UNITS OUTSTANDING:

Units issued	73,029	11,159	0	0		2,922
Units redeemed	(11,243)	(4,320)	(5,305)	(140)		0
Net increase (decrease)	61,786	6,839	(5,305)	(140)		2,922

(1) For the period January 1, 2018 to August 20, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	FRANKLIN SMALL CAP VALUE VIP FUND		GREAT-WEST AGGRESSIVE PROFILE FUND		GREAT-WEST BOND INDEX FUND
	2019	2018	2019	2018	2019	2018
				(1)		(2)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$1,973	$54	$1,932	$3,054	$3,572	$116
Net realized gain (loss) on investments	53,500	61,067	(15,664)	15,284	161	(1)
Change in net unrealized appreciation (depreciation)
on investments	71,681	(146,387)	40,546	(36,379)	30,401	348
Increase (decrease) in net assets resulting
from operations	127,154	(85,266)	26,814	(18,041)	34,134	463
CONTRACT TRANSACTIONS:
Purchase payments received	0	200,448	4,557	0	30,626	5,444
Transfers for contract benefits and terminations	(23,249)	(3,815)	0	0	(422)	0
Net transfers	(66,283)	(53,456)	(17,327)	139,997	553,119	30,000
Contract charges	0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	0	0	0	0	0	0

Increase (decrease) in net assets resulting from
contract transactions	(89,532)	143,177	(12,770)	139,997	583,323	35,444
Total increase (decrease) in net assets	37,622	57,911	14,044	121,956	617,457	35,907
NET ASSETS:
Beginning of period	540,351	482,440	121,956	0	35,907	0
End of period	$577,973	$540,351	$136,000	$121,956	$653,364	$35,907
CHANGES IN UNITS OUTSTANDING:

Units issued	700	18,273	16,228	13,845	56,236	3,532
Units redeemed	(5,243)	(6,239)	(17,720)	(268)	(39)	0
Net increase (decrease)	(4,543)	12,034	(1,492)	13,577	56,197	3,532

(1)For the period June 18, 2018 to December 31, 2018.

(2)For the period August 14, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

			GREAT-WEST	GREAT-WEST
	GREAT-WEST CONSERVATIVE PROFILE		INTERNATIONAL	LIFETIME 2035
	FUND		INDEX FUND	FUND	GREAT-WEST MID CAP VALUE FUND
	2019	2018	2019	2019	2019	2018
		(1)	(2)	(3)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$11,526	$17,403	$313	$(21)	$(138)	$1,429
Net realized gain (loss) on investments	26,572	18,647	46	2,725	(144)	923
Change in net unrealized appreciation (depreciation)
on investments	36,777	(64,047)	553	0	6,667	(6,930)
Increase (decrease) in net assets resulting
from operations	74,875	(27,997)	912	2,704	6,385	(4,578)
CONTRACT TRANSACTIONS:
Purchase payments received	50,000	742,977	14,869	73,042	0	0
Transfers for contract benefits and terminations	(38,374)	(14,990)	0	0	(749)	(1,380)
Net transfers	0	0	0	(75,746)	450	723
Contract charges	(6,904)	(3,735)	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	0	0	0	0	0	0

Increase (decrease) in net assets resulting from
contract transactions	4,722	724,252	14,869	(2,704)	(299)	(657)
Total increase (decrease) in net assets	79,597	696,255	15,781	0	6,086	(5,235)
NET ASSETS:
Beginning of period	696,255	0	0	0	32,239	37,474
End of period	$775,852	$696,255	$15,781	$0	$38,325	$32,239
CHANGES IN UNITS OUTSTANDING:

Units issued	4,778	73,627	1,480	7,518	80	112
Units redeemed	(4,377)	(1,864)	0	(7,518)	(101)	(150)
Net increase (decrease)	401	71,763	1,480	0	(21)	(38)

(1)For the period June 6, 2018 to December 31, 2018.

(2)For the period July 9, 2019 to December 31, 2019.

(3)For the period January 30, 2019 to February 20, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

			GREAT-WEST
			MODERATELY
			AGGRESSIVE	GREAT-WEST MODERATELY
	GREAT-WEST MODERATE PROFILE FUND		PROFILE FUND	CONSERVATIVE PROFILE FUND
	2019	2018	2019	2019	2018
		(1)	(2)		(3)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$18,222	$1,530	$668	$7,451	$3,164
Net realized gain (loss) on investments	101,669	5,074	1,249	27,012	8,563
Change in net unrealized appreciation (depreciation)
on investments	16,931	(14,102)	1,189	22,714	(23,346)
Increase (decrease) in net assets resulting
from operations	136,822	(7,498)	3,106	57,177	(11,619)
CONTRACT TRANSACTIONS:
Purchase payments received	1,199,117	92,147	93,559	132,279	202,779
Transfers for contract benefits and terminations	(28,896)	0	0	0	0
Net transfers	1,321,304	0	0	262,672	0
Contract charges	(5,563)	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	0	0	0	0	0

Increase (decrease) in net assets resulting from
contract transactions	2,485,962	92,147	93,559	394,951	202,779
Total increase (decrease) in net assets	2,622,784	84,649	96,665	452,128	191,160
NET ASSETS:
Beginning of period	84,649	0	0	191,160	0
End of period	$2,707,433	$84,649	$96,665	$643,288	$191,160
CHANGES IN UNITS OUTSTANDING:

Units issued	240,575	9,011	8,738	39,264	20,039
Units redeemed	(3,202)	0	0	0	0
Net increase (decrease)	237,373	9,011	8,738	39,264	20,039

(1)For the period July 16, 2018 to December 31, 2018.

(2)For the period October 22, 2019 to December 31, 2019.

(3)For the period July 3, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

			GREAT-WEST REAL
			ESTATE INDEX	GREAT-WEST SECUREFOUNDATION®
	GREAT-WEST MULTI-SECTOR BOND FUND		FUND	BALANCED FUND
	2019	2018	2019	2019	2018
			(1)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$10,847	$10,266	$(125)	$212,831	$206,926
Net realized gain (loss) on investments	1,733	4,684	3,078	861,969	699,706
Change in net unrealized appreciation (depreciation)
on investments	84,490	(40,566)	(4,185)	1,395,362	(1,819,883)
Increase (decrease) in net assets resulting
from operations	97,070	(25,616)	(1,232)	2,470,162	(913,251)
CONTRACT TRANSACTIONS:
Purchase payments received	10,799	775,022	9,112	885,536	924,163
Transfers for contract benefits and terminations	(28,841)	(15,672)	0	(1,246,174)	(1,025,530)
Net transfers	4,064	22,682	80,960	404,961	(229,204)
Contract charges	0	0	0	(159,013)	(190,917)
Other, net
Adjustments to net assets allocated to contracts
in payout phase	0	0	0	0	0

Increase (decrease) in net assets resulting from
contract transactions	(13,978)	782,032	90,072	(114,690)	(521,488)
Total increase (decrease) in net assets	83,092	756,416	88,840	2,355,472	(1,434,739)
NET ASSETS:
Beginning of period	871,485	115,069	0	14,496,221	15,930,960
End of period	$954,577	$871,485	$88,840	$16,851,693	$14,496,221
CHANGES IN UNITS OUTSTANDING:

Units issued	1,610	77,620	8,403	104,899	75,519
Units redeemed	(2,834)	(5,911)	0	(113,471)	(117,761)
Net increase (decrease)	(1,224)	71,709	8,403	(8,572)	(42,242)

(1) For the period October 14, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	GREAT-WEST T. ROWE PRICE MID CAP		INVESCO OPPENHEIMER V.I. GLOBAL		INVESCO OPPENHEIMER V.I.
	GROWTH FUND		FUND		INTERNATIONAL GROWTH FUND
	2019	2018	2019	2018	2019	2018
		(1)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$(1,223)	$(407)	$916	$1,517	$1,378	$874
Net realized gain (loss) on investments	1,566	10,614	237,459	189,663	(10,478)	6,973
Change in net unrealized appreciation (depreciation)
on investments	49,739	(31,040)	23,223	(344,732)	72,619	(83,547)
Increase (decrease) in net assets resulting
from operations	50,082	(20,833)	261,598	(153,552)	63,519	(75,700)
CONTRACT TRANSACTIONS:
Purchase payments received	0	194,387	58,753	1,775	86,797	1,775
Transfers for contract benefits and terminations	0	0	(172,182)	(117,805)	(128,280)	(14,658)
Net transfers	(35,165)	12,645	(152,845)	(5,924)	(7,296)	5,413
Contract charges	0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	0	0	41	227	0	0

Increase (decrease) in net assets resulting from
contract transactions	(35,165)	207,032	(266,233)	(121,727)	(48,779)	(7,470)
Total increase (decrease) in net assets	14,917	186,199	(4,635)	(275,279)	14,740	(83,170)
NET ASSETS:
Beginning of period	186,199	0	962,260	1,237,539	302,360	385,530
End of period	$201,116	$186,199	$957,625	$962,260	$317,100	$302,360
CHANGES IN UNITS OUTSTANDING:

Units issued	2,150	17,235	8,068	3,893	9,895	1,599
Units redeemed	(5,082)	(195)	(13,272)	(7,212)	(12,453)	(2,072)
Net increase (decrease)	(2,932)	17,040	(5,204)	(3,319)	(2,558)	(473)

(1) For the period March 19, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	INVESCO OPPENHEIMER V.I. MAIN STREET
	SMALL CAP FUND		INVESCO V.I. COMSTOCK FUND		INVESCO V.I. CORE EQUITY FUND
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$(444)	$(386)	$4,963	$4,238	$101	$(63)
Net realized gain (loss) on investments	6,181	10,439	57,686	65,593	13,556	18,182
Change in net unrealized appreciation (depreciation)
on investments	14,326	(22,104)	25,539	(126,256)	11,785	(28,236)
Increase (decrease) in net assets resulting
from operations	20,063	(12,051)	88,188	(56,425)	25,442	(10,117)
CONTRACT TRANSACTIONS:
Purchase payments received	0	16,232	0	120,670	0	0
Transfers for contract benefits and terminations	(4,590)	0	(29,799)	(1,453)	0	0
Net transfers	(14,750)	(2,304)	31,535	(117,153)	(3,597)	(34,069)
Contract charges	0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	0	0	0	0	0	0

Increase (decrease) in net assets resulting from
contract transactions	(19,340)	13,928	1,736	2,064	(3,597)	(34,069)
Total increase (decrease) in net assets	723	1,877	89,924	(54,361)	21,845	(44,186)
NET ASSETS:
Beginning of period	83,285	81,408	361,433	415,794	92,433	136,619
End of period	$84,008	$83,285	$451,357	$361,433	$114,278	$92,433
CHANGES IN UNITS OUTSTANDING:

Units issued	554	1,050	2,206	8,781	0	0
Units redeemed	(1,909)	(157)	(1,970)	(6,887)	(111)	(1,097)
Net increase (decrease)	(1,355)	893	236	1,894	(111)	(1,097)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

					INVESCO V.I. INTERNATIONAL GROWTH
	INVESCO V.I. GROWTH & INCOME FUND		INVESCO V.I. HIGH YIELD FUND		FUND
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$4,184	$21,734	$6,415	$7,708	$3,607	$5,902
Net realized gain (loss) on investments	451	175,293	5,795	612	33,283	10,855
Change in net unrealized appreciation (depreciation)
on investments	228,931	(415,488)	7,584	(15,468)	74,564	(92,635)
Increase (decrease) in net assets resulting
from operations	233,566	(218,461)	19,794	(7,148)	111,454	(75,878)
CONTRACT TRANSACTIONS:
Purchase payments received	0	110,695	5,399	3,627	0	0
Transfers for contract benefits and terminations	(37,484)	(92,544)	(22,256)	0	(12,923)	(8,408)
Net transfers	(818,515)	124,711	(41,088)	10,013	3,309	(32,675)
Contract charges	0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	0	0	0	0	0	0

Increase (decrease) in net assets resulting from
contract transactions	(855,999)	142,862	(57,945)	13,640	(9,614)	(41,083)
Total increase (decrease) in net assets	(622,433)	(75,599)	(38,151)	6,492	101,840	(116,961)
NET ASSETS:
Beginning of period	1,325,136	1,400,735	168,817	162,325	405,349	522,310
End of period	$702,703	$1,325,136	$130,666	$168,817	$507,189	$405,349
CHANGES IN UNITS OUTSTANDING:

Units issued	271	19,190	483	1,440	1,578	1,541
Units redeemed	(50,599)	(7,016)	(3,444)	(140)	(2,170)	(4,914)
Net increase (decrease)	(50,328)	12,174	(2,961)	1,300	(592)	(3,373)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	INVESCO V.I. MID CAP CORE EQUITY FUND		INVESCO V.I. SMALL CAP EQUITY FUND		INVESCO V.I. TECHNOLOGY FUND
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$(190)	$(166)	$(666)	$(688)	$(2,046)	$(2,682)
Net realized gain (loss) on investments	7,733	12,997	4,663	8,790	63,835	28,392
Change in net unrealized appreciation (depreciation)
on investments	9,901	(22,882)	18,065	(31,087)	13,418	(25,961)
Increase (decrease) in net assets resulting
from operations	17,444	(10,051)	22,062	(22,985)	75,207	(251)
CONTRACT TRANSACTIONS:
Purchase payments received	0	0	0	61,344	0	0
Transfers for contract benefits and terminations	0	0	0	0	(31,998)	(24,747)
Net transfers	(7,178)	(8,627)	(36,822)	(874)	(81,886)	(4,126)
Contract charges	0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	0	0	0	0	0	0

Increase (decrease) in net assets resulting from
contract transactions	(7,178)	(8,627)	(36,822)	60,470	(113,884)	(28,873)
Total increase (decrease) in net assets	10,266	(18,678)	(14,760)	37,485	(38,677)	(29,124)
NET ASSETS:
Beginning of period	74,786	93,464	106,459	68,974	274,140	303,264
End of period	$85,052	$74,786	$91,699	$106,459	$235,463	$274,140
CHANGES IN UNITS OUTSTANDING:

Units issued	0	0	37	4,662	0	0
Units redeemed	(314)	(366)	(3,104)	(68)	(14,849)	(4,441)
Net increase (decrease)	(314)	(366)	(3,067)	4,594	(14,849)	(4,441)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

			JANUS HENDERSON VIT BALANCED		JANUS HENDERSON VIT BALANCED
	IVY VIP INTERNATIONAL CORE EQUITY		PORTFOLIO INSTITUTIONAL SHARES		PORTFOLIO SERVICE SHARES
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$5,389	$334	$3,185	$7,047	$28,801	$23,766
Net realized gain (loss) on investments	40,487	1,165	144,836	22,124	97,313	83,055
Change in net unrealized appreciation (depreciation)
on investments	4,353	(18,563)	(50,440)	(29,000)	399,714	(119,820)
Increase (decrease) in net assets resulting
from operations	50,229	(17,064)	97,581	171	525,828	(12,999)
CONTRACT TRANSACTIONS:
Purchase payments received	38,477	16,232	0	0	524,870	195,328
Transfers for contract benefits and terminations	0	0	(289,080)	(28,406)	(43,217)	(115,293)
Net transfers	466,312	47,840	(88,163)	0	20,910	35,672
Contract charges	0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	0	0	0	0	0	0

Increase (decrease) in net assets resulting from
contract transactions	504,789	64,072	(377,243)	(28,406)	502,563	115,707
Total increase (decrease) in net assets	555,018	47,008	(279,662)	(28,235)	1,028,391	102,708
NET ASSETS:
Beginning of period	90,915	43,907	505,956	534,191	2,315,846	2,213,138
End of period	$645,933	$90,915	$226,294	$505,956	$3,344,237	$2,315,846
CHANGES IN UNITS OUTSTANDING:

Units issued	50,237	6,121	807	0	41,744	17,025
Units redeemed	0	(26)	(11,568)	(956)	(5,898)	(6,421)
Net increase (decrease)	50,237	6,095	(10,761)	(956)	35,846	10,604

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	JANUS HENDERSON VIT FLEXIBLE BOND		JANUS HENDERSON VIT FLEXIBLE BOND		JANUS HENDERSON VIT GLOBAL
	PORTFOLIO INSTITUTIONAL SHARES		PORTFOLIO SERVICE SHARES		RESEARCH PORTFOLIO
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$56,801	$31,990	$36,389	$38,887	$1,168	$1,979
Net realized gain (loss) on investments	207	(6,466)	(6,354)	(17,437)	43,045	3,127
Change in net unrealized appreciation (depreciation)
on investments	106,212	(33,387)	131,073	(67,198)	95,017	(46,554)
Increase (decrease) in net assets resulting
from operations	163,220	(7,863)	161,108	(45,748)	139,230	(41,448)
CONTRACT TRANSACTIONS:
Purchase payments received	0	1,190,056	5,910	14,192	13,500	0
Transfers for contract benefits and terminations	(75,373)	(38,275)	(297,892)	(69,024)	(17,078)	(2,394)
Net transfers	351,827	(43,031)	(148,065)	(109,689)	(12,446)	56,612
Contract charges	0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	0	0	0	0	(1,282)	(191)

Increase (decrease) in net assets resulting from
contract transactions	276,454	1,108,750	(440,047)	(164,521)	(17,306)	54,027
Total increase (decrease) in net assets	439,674	1,100,887	(278,939)	(210,269)	121,924	12,579
NET ASSETS:
Beginning of period	1,822,535	721,648	1,978,580	2,188,849	501,261	488,682
End of period	$2,262,209	$1,822,535	$1,699,641	$1,978,580	$623,185	$501,261
CHANGES IN UNITS OUTSTANDING:

Units issued	31,628	121,418	24,750	3,857	1,877	4,811
Units redeemed	(5,549)	(12,145)	(52,352)	(15,161)	(2,810)	(507)
Net increase (decrease)	26,079	109,273	(27,602)	(11,304)	(933)	4,304

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	JANUS HENDERSON VIT GLOBAL		JANUS HENDERSON VIT GLOBAL
	TECHNOLOGY PORTFOLIO INSTITUTIONAL		TECHNOLOGY PORTFOLIO SERVICE		JANUS HENDERSON VIT OVERSEAS
	SHARES		SHARES		PORTFOLIO INSTITUTIONAL SHARES
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$20	$509	$(358)	$835	$435	$643
Net realized gain (loss) on investments	27,102	3,643	66,762	9,929	(2,164)	(2,985)
Change in net unrealized appreciation (depreciation)
on investments	25,893	(14,199)	32,709	(16,252)	13,393	(8,249)
Increase (decrease) in net assets resulting
from operations	53,015	(10,047)	99,113	(5,488)	11,664	(10,591)
CONTRACT TRANSACTIONS:
Purchase payments received	4,204	82,363	58,753	0	0	0
Transfers for contract benefits and terminations	(1,010)	0	(1,186)	(4,183)	(13,316)	(15,026)
Net transfers	(108,333)	(139)	(162,657)	40,649	(6,672)	(3,551)
Contract charges	0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	0	0	0	0	0	0

Increase (decrease) in net assets resulting from
contract transactions	(105,139)	82,224	(105,090)	36,466	(19,988)	(18,577)
Total increase (decrease) in net assets	(52,124)	72,177	(5,977)	30,978	(8,324)	(29,168)
NET ASSETS:
Beginning of period	159,608	87,431	253,636	222,658	56,701	85,869
End of period	$107,484	$159,608	$247,659	$253,636	$48,377	$56,701
CHANGES IN UNITS OUTSTANDING:

Units issued	177	3,861	7,067	2,368	0	0
Units redeemed	(4,777)	(6)	(11,167)	(691)	(822)	(706)
Net increase (decrease)	(4,600)	3,855	(4,100)	1,677	(822)	(706)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	JANUS HENDERSON VIT OVERSEAS		JANUS HENDERSON VIT RESEARCH		JPMORGAN INSURANCE TRUST SMALL CAP
	PORTFOLIO SERVICE SHARES		PORTFOLIO		CORE PORTFOLIO
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$2,451	$2,594	$(1,213)	$(868)	$(124)	$(140)
Net realized gain (loss) on investments	5,173	(4,935)	36,560	16,160	3,563	2,475
Change in net unrealized appreciation (depreciation)
on investments	46,145	(39,315)	53,591	(24,306)	2,904	(6,183)
Increase (decrease) in net assets resulting
from operations	53,769	(41,656)	88,938	(9,014)	6,343	(3,848)
CONTRACT TRANSACTIONS:
Purchase payments received	0	0	0	0	0	0
Transfers for contract benefits and terminations	(76,856)	(18,016)	(5,600)	0	(293)	(1,698)
Net transfers	(21,011)	(12,060)	0	(2,569)	0	0
Contract charges	0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	0	0	0	0	0	0

Increase (decrease) in net assets resulting from
contract transactions	(97,867)	(30,076)	(5,600)	(2,569)	(293)	(1,698)
Total increase (decrease) in net assets	(44,098)	(71,732)	83,338	(11,583)	6,050	(5,546)
NET ASSETS:
Beginning of period	212,240	283,972	259,241	270,824	27,054	32,600
End of period	$168,142	$212,240	$342,579	$259,241	$33,104	$27,054
CHANGES IN UNITS OUTSTANDING:

Units issued	1,674	4,694	0	0	0	0
Units redeemed	(10,985)	(7,865)	(131)	(72)	(22)	(117)
Net increase (decrease)	(9,311)	(3,171)	(131)	(72)	(22)	(117)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	LAZARD RETIREMENT EMERGING		LVIP BARON GROWTH OPPORTUNITIES		MFS VIT II INTERNATIONAL INTRINSIC
	MARKETS EQUITY PORTFOLIO		FUND		VALUE PORTFOLIO
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$722	$13,806	$(11,413)	$(12,297)	$8,989	$2,562
Net realized gain (loss) on investments	(8,477)	2,116	87,973	144,015	125,607	100,589
Change in net unrealized appreciation (depreciation)
on investments	152,913	(260,722)	315,336	(167,396)	211,067	(297,183)
Increase (decrease) in net assets resulting
from operations	145,158	(244,800)	391,896	(35,678)	345,663	(194,032)
CONTRACT TRANSACTIONS:
Purchase payments received	0	17,249	0	0	5,399	124,735
Transfers for contract benefits and terminations	(193,363)	(18,625)	(99,319)	(90,471)	(55,668)	(39,451)
Net transfers	(76,161)	44,523	40,531	(216,451)	(415,010)	(411,322)
Contract charges	0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	0	0	239	842	0	0

Increase (decrease) in net assets resulting from
contract transactions	(269,524)	43,147	(58,549)	(306,080)	(465,279)	(326,038)
Total increase (decrease) in net assets	(124,366)	(201,653)	333,347	(341,758)	(119,616)	(520,070)
NET ASSETS:
Beginning of period	1,041,484	1,243,137	1,163,465	1,505,223	1,589,587	2,109,657
End of period	$917,118	$1,041,484	$1,496,812	$1,163,465	$1,469,971	$1,589,587
CHANGES IN UNITS OUTSTANDING:

Units issued	4,398	12,474	3,336	333	3,622	11,596
Units redeemed	(23,809)	(8,073)	(3,657)	(6,641)	(26,665)	(21,195)
Net increase (decrease)	(19,411)	4,401	(321)	(6,308)	(23,043)	(9,599)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

					MORGAN STANLEY VIF U.S. REAL ESTATE
	MFS VIT III MID CAP VALUE PORTFOLIO		MFS VIT UTILITIES SERIES		PORTFOLIO
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$1,759	$548	$15,211	$1,142	$8,664	$15,367
Net realized gain (loss) on investments	18,167	7,231	21,571	(3,219)	135,702	46,358
Change in net unrealized appreciation (depreciation)
on investments	37,343	(37,550)	58,715	(3,281)	(10,293)	(137,855)
Increase (decrease) in net assets resulting
from operations	57,269	(29,771)	95,497	(5,358)	134,073	(76,130)
CONTRACT TRANSACTIONS:
Purchase payments received	0	200,543	4,204	0	0	(468)
Transfers for contract benefits and terminations	(8,124)	(2,490)	(97,632)	(19,588)	(88,569)	(23,837)
Net transfers	0	0	82,494	115,505	(144,446)	(56,890)
Contract charges	0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	0	0	0	0	0	0

Increase (decrease) in net assets resulting from
contract transactions	(8,124)	198,053	(10,934)	95,917	(233,015)	(81,195)
Total increase (decrease) in net assets	49,145	168,282	84,563	90,559	(98,942)	(157,325)
NET ASSETS:
Beginning of period	191,403	23,121	367,227	276,668	779,969	937,294
End of period	$240,548	$191,403	$451,790	$367,227	$681,027	$779,969
CHANGES IN UNITS OUTSTANDING:

Units issued	0	19,052	10,178	9,437	285	177
Units redeemed	(728)	(1,318)	(7,922)	(3,614)	(4,630)	(1,843)
Net increase (decrease)	(728)	17,734	2,256	5,823	(4,345)	(1,666)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

NEUBERGER BERMAN AMT MID CAP				PIMCO VIT COMMODITY REALRETURN
INTRINSIC VALUE PORTFOLIO		NVIT MID CAP INDEX FUND		STRATEGY PORTFOLIO
2019	2018	2019	2018	2019	2018

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(98)	$
Net realized gain (loss) on investments	1,628
Change in net unrealized appreciation (depreciation)
on investments	645
Increase (decrease) in net assets resulting
from operations	2,175
CONTRACT TRANSACTIONS:
Purchase payments received	0
Transfers for contract benefits and terminations	0
Net transfers	0
Contract charges	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	0

Increase (decrease) in net assets resulting from
contract transactions	0
Total increase (decrease) in net assets	2,175
NET ASSETS:
Beginning of period	14,079
End of period	$16,254	$
CHANGES IN UNITS OUTSTANDING:

Units issued	0
Units redeemed	0
Net increase (decrease)	0

(110)	$4,204	$4,587	$4,624	$2,126
1,147	106,823	106,800	(522)	(2,182)
(3,760)	85,623	(253,973)	7,855	(19,809)
(2,723)	196,650	(142,586)	11,957	(19,865)
0	7,134	332	0	0
(1,988)	(301,791)	(57,366)	(7,119)	(4,608)
0	188,919	113,092	8,010	2,913
0	0	0	0	0
0	(554)	0	0	0
(1,988)	(106,292)	56,058	891	(1,695)
(4,711)	90,358	(86,528)	12,848	(21,560)
18,790	970,026	1,056,554	110,490	132,050
14,079	$1,060,384	$970,026	$123,338	$110,490

0	18,167	10,116	1,371	4,344
(101)	(19,968)	(3,262)	(1,229)	(4,758)
(101)	(1,801)	6,854	142	(414)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	PIMCO VIT EMERGING MARKETS BOND
	PORTFOLIO		PIMCO VIT HIGH YIELD PORTFOLIO		PIMCO VIT LOW DURATION PORTFOLIO
	2019	2018	2019	2018	2019	2018
		(1)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$795	$497	$58,193	$39,805	$62,164	$35,141
Net realized gain (loss) on investments	(3)	(3)	936	(1,172)	(17,340)	(20,662)
Change in net unrealized appreciation (depreciation)
on investments	1,860	(1,065)	96,088	(71,383)	52,568	(26,673)
Increase (decrease) in net assets resulting
from operations	2,652	(571)	155,217	(32,750)	97,392	(12,194)
CONTRACT TRANSACTIONS:
Purchase payments received	0	19,141	847,157	38,822	0	118,125
Transfers for contract benefits and terminations	0	0	(227,363)	(58,335)	(317,357)	(283,508)
Net transfers	(393)	282	76,102	67,850	502,947	126,383
Contract charges	0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	0	0	2,515	(7,854)	0	0

Increase (decrease) in net assets resulting from
contract transactions	(393)	19,423	698,411	40,483	185,590	(39,000)
Total increase (decrease) in net assets	2,259	18,852	853,628	7,733	282,982	(51,194)
NET ASSETS:
Beginning of period	18,852	0	919,535	911,802	3,033,454	3,084,648
End of period	$21,111	$18,852	$1,773,163	$919,535	$3,316,436	$3,033,454
CHANGES IN UNITS OUTSTANDING:

Units issued	0	1,922	75,998	8,599	45,829	30,975
Units redeemed	(37)	0	(12,360)	(3,970)	(27,579)	(33,548)
Net increase (decrease)	(37)	1,922	63,638	4,629	18,250	(2,573)

(1) For the period March 13, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	PIMCO VIT REAL RETURN PORTFOLIO		PIMCO VIT TOTAL RETURN PORTFOLIO		PIONEER FUND VCT PORTFOLIO
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$1,340	$2,968	$98,774	$71,800	$1,353	$481
Net realized gain (loss) on investments	31	(818)	(29,405)	32,547	(6,837)	35,822
Change in net unrealized appreciation (depreciation)
on investments	8,505	(6,573)	231,566	(156,067)	78,643	(39,707)
Increase (decrease) in net assets resulting
from operations	9,876	(4,423)	300,935	(51,720)	73,159	(3,404)
CONTRACT TRANSACTIONS:
Purchase payments received	0	0	132,251	212,803	60	61
Transfers for contract benefits and terminations	(2,058)	(838)	(597,075)	(185,760)	(2,934)	0
Net transfers	(419)	2,046	868,547	137,685	319,441	(782)
Contract charges	0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	0	0	(1,051)	1,417	0	0

Increase (decrease) in net assets resulting from
contract transactions	(2,477)	1,208	402,672	166,145	316,567	(721)
Total increase (decrease) in net assets	7,399	(3,215)	703,607	114,425	389,726	(4,125)
NET ASSETS:
Beginning of period	129,033	132,248	4,126,210	4,011,785	145,674	149,799
End of period	$136,432	$129,033	$4,829,817	$4,126,210	$535,400	$145,674
CHANGES IN UNITS OUTSTANDING:

Units issued	0	3,902	83,060	43,235	18,939	17
Units redeemed	(239)	(3,847)	(45,729)	(21,557)	(2,310)	(41)
Net increase (decrease)	(239)	55	37,331	21,678	16,629	(24)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

			PIONEER SELECT MID CAP GROWTH VCT		PRUDENTIAL SERIES FUND EQUITY
	PIONEER MID CAP VALUE VCT PORTFOLIO		PORTFOLIO		PORTFOLIO
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$303	$(647)	$(1,700)	$(2,018)	$(1,538)	$(1,782)
Net realized gain (loss) on investments	12,370	13,724	40,496	40,426	5,426	38,929
Change in net unrealized appreciation (depreciation)
on investments	23,847	(47,760)	24,376	(54,399)	39,110	(39,692)
Increase (decrease) in net assets resulting
from operations	36,520	(34,683)	63,172	(15,991)	42,998	(2,545)
CONTRACT TRANSACTIONS:
Purchase payments received	0	0	0	6	0	0
Transfers for contract benefits and terminations	0	0	(114,197)	(4,539)	(4,454)	(3,173)
Net transfers	(7,854)	7,871	24,396	(32,126)	(10,453)	(120,738)
Contract charges	0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	0	0	(596)	0	0	0

Increase (decrease) in net assets resulting from
contract transactions	(7,854)	7,871	(90,397)	(36,659)	(14,907)	(123,911)
Total increase (decrease) in net assets	28,666	(26,812)	(27,225)	(52,650)	28,091	(126,456)
NET ASSETS:
Beginning of period	138,483	165,295	215,722	268,372	163,469	289,925
End of period	$167,149	$138,483	$188,497	$215,722	$191,560	$163,469
CHANGES IN UNITS OUTSTANDING:

Units issued	355	421	1,276	955	0	1
Units redeemed	(801)	0	(6,774)	(2,248)	(616)	(6,561)
Net increase (decrease)	(446)	421	(5,498)	(1,293)	(616)	(6,560)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	PRUDENTIAL SERIES FUND NATURAL				PUTNAM VT GLOBAL ASSET ALLOCATION
	RESOURCES PORTFOLIO		PUTNAM VT EQUITY INCOME FUND		FUND
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$(140)	$(156)	$9,578	$8	$604	$1,183
Net realized gain (loss) on investments	(58)	(44)	68,129	59,795	2,556	6,433
Change in net unrealized appreciation (depreciation)
on investments	1,622	(3,412)	116,967	(127,714)	13,317	(14,005)
Increase (decrease) in net assets resulting
from operations	1,424	(3,612)	194,674	(67,911)	16,477	(6,389)
CONTRACT TRANSACTIONS:
Purchase payments received	0	0	8,408	58,919	58,754	0
Transfers for contract benefits and terminations	0	(1)	(18,288)	(24,500)	0	(1)
Net transfers	0	0	193,684	(137,518)	0	0
Contract charges	0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	0	0	0	0	0	0

Increase (decrease) in net assets resulting from
contract transactions	0	(1)	183,804	(103,099)	58,754	(1)
Total increase (decrease) in net assets	1,424	(3,613)	378,478	(171,010)	75,231	(6,390)
NET ASSETS:
Beginning of period	15,286	18,899	624,722	795,732	77,342	83,732
End of period	$16,710	$15,286	$1,003,200	$624,722	$152,573	$77,342
CHANGES IN UNITS OUTSTANDING:

Units issued	0	0	13,756	4,700	4,780	0
Units redeemed	0	0	(1,892)	(9,185)	0	0
Net increase (decrease)	0	0	11,864	(4,485)	4,780	0

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

					PUTNAM VT INTERNATIONAL VALUE
	PUTNAM VT GLOBAL HEALTH CARE FUND		PUTNAM VT INCOME FUND		FUND
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$(4,075)	$531	$5,804	$5,160	$1,891	$1,338
Net realized gain (loss) on investments	(24,731)	67,454	1,569	(76)	4,907	63
Change in net unrealized appreciation (depreciation)
on investments	152,984	(77,055)	13,032	(5,357)	5,984	(16,158)
Increase (decrease) in net assets resulting
from operations	124,178	(9,070)	20,405	(273)	12,782	(14,757)
CONTRACT TRANSACTIONS:
Purchase payments received	0	66,175	0	5,244	0	0
Transfers for contract benefits and terminations	(111,908)	(559)	(20,171)	(4,754)	(15,711)	0
Net transfers	6,150	(76,588)	14,701	(3,263)	(61)	5,508
Contract charges	0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	0	0	0	0	0	0

Increase (decrease) in net assets resulting from
contract transactions	(105,758)	(10,972)	(5,470)	(2,773)	(15,772)	5,508
Total increase (decrease) in net assets	18,420	(20,042)	14,935	(3,046)	(2,990)	(9,249)
NET ASSETS:
Beginning of period	490,963	511,005	185,885	188,931	70,639	79,888
End of period	$509,383	$490,963	$200,820	$185,885	$67,649	$70,639
CHANGES IN UNITS OUTSTANDING:

Units issued	812	4,749	1,732	818	176	539
Units redeemed	(5,771)	(4,248)	(2,314)	(1,090)	(1,719)	0
Net increase (decrease)	(4,959)	501	(582)	(272)	(1,543)	539

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

					ROYCE CAPITAL FUND - SMALL-CAP
	PUTNAM VT MORTGAGE SECURITIES FUND		PUTNAM VT MULTI-CAP CORE FUND		PORTFOLIO
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$7,276	$9,966	$631	$774	$(296)	$(530)
Net realized gain (loss) on investments	(558)	(988)	8,538	15,095	11,722	(1,894)
Change in net unrealized appreciation (depreciation)
on investments	58,677	(16,986)	13,489	(20,668)	5,015	(7,248)
Increase (decrease) in net assets resulting
from operations	65,395	(8,008)	22,658	(4,799)	16,441	(9,672)
CONTRACT TRANSACTIONS:
Purchase payments received	0	0	0	0	0	0
Transfers for contract benefits and terminations	(7,030)	(11,946)	0	0	(23,642)	(9,664)
Net transfers	164,827	1,282	0	(45,358)	0	0
Contract charges	0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	0	0	0	0	0	0

Increase (decrease) in net assets resulting from
contract transactions	157,797	(10,664)	0	(45,358)	(23,642)	(9,664)
Total increase (decrease) in net assets	223,192	(18,672)	22,658	(50,157)	(7,201)	(19,336)
NET ASSETS:
Beginning of period	484,680	503,352	72,551	122,708	98,686	118,022
End of period	$707,872	$484,680	$95,209	$72,551	$91,485	$98,686
CHANGES IN UNITS OUTSTANDING:

Units issued	23,618	684	0	0	0	0
Units redeemed	(9,888)	(1,716)	0	(3,012)	(938)	(381)
Net increase (decrease)	13,730	(1,032)	0	(3,012)	(938)	(381)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

			SCHWAB
			MARKETTRACK
	SCHWAB GOVERNMENT MONEY MARKET		GROWTH
	PORTFOLIO		PORTFOLIO II	SCHWAB S&P 500 INDEX PORTFOLIO
	2019	2018	2018	2019	2018
			(1)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$91,883	$48,847	$7,306	$207,799	$167,244
Net realized gain (loss) on investments	0	0	174,127	3,814,475	963,617
Change in net unrealized appreciation (depreciation)
on investments	0	0	(193,897)	1,417,137	(2,278,523)
Increase (decrease) in net assets resulting
from operations	91,883	48,847	(12,464)	5,439,411	(1,147,662)
CONTRACT TRANSACTIONS:
Purchase payments received	7,313,700	2,071,426	45	1,037,783	2,547,328
Transfers for contract benefits and terminations	(4,514,894)	(1,171,697)	(117,812)	(1,342,012)	(485,447)
Net transfers	(3,176,239)	1,820,221	(679,237)	(1,594,243)	644,580
Contract charges	0	0	0	0	0
Other, net	10
Adjustments to net assets allocated to contracts
in payout phase	(123,638)	8,747	(4,244)	3,322	(7,998)

Increase (decrease) in net assets resulting from
contract transactions	(501,061)	2,728,697	(801,248)	(1,895,150)	2,698,463
Total increase (decrease) in net assets	(409,178)	2,777,544	(813,712)	3,544,261	1,550,801
NET ASSETS:
Beginning of period	8,300,870	5,523,326	813,712	18,992,413	17,441,612
End of period	$7,891,692	$8,300,870	$0	$22,536,674	$18,992,413
CHANGES IN UNITS OUTSTANDING:

Units issued	1,380,548	616,879	4,601	314,588	273,434
Units redeemed	(1,432,810)	(377,199)	(35,505)	(282,574)	(62,123)
Net increase (decrease)	(52,262)	239,680	(30,904)	32,014	211,311

(1) For the period January 1, 2018 to November 27, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

			SCHWAB VIT BALANCED WITH GROWTH
	SCHWAB VIT BALANCED PORTFOLIO		PORTFOLIO		SCHWAB VIT GROWTH PORTFOLIO
	2019	2018	2019	2018	2019	2018
		(1)				(2)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$2,520	$1,001	$6,589	$21,635	$2,093	$1,869
Net realized gain (loss) on investments	331	128	3,074	76,614	1,305	649
Change in net unrealized appreciation (depreciation)
on investments	14,808	(6,263)	74,835	(119,527)	34,375	(20,636)
Increase (decrease) in net assets resulting
from operations	17,659	(5,134)	84,498	(21,278)	37,773	(18,118)
CONTRACT TRANSACTIONS:
Purchase payments received	0	95,904	0	280,041	5,399	221,325
Transfers for contract benefits and terminations	0	0	(3,643)	(663,740)	(38,475)	0
Net transfers	96,359	0	(15,000)	(813,406)	0	0
Contract charges	0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	0	0	0	0	0	0

Increase (decrease) in net assets resulting from
contract transactions	96,359	95,904	(18,643)	(1,197,105)	(33,076)	221,325
Total increase (decrease) in net assets	114,018	90,770	65,855	(1,218,383)	4,697	203,207
NET ASSETS:
Beginning of period	90,770	0	497,576	1,715,959	203,207	0
End of period	$204,788	$90,770	$563,431	$497,576	$207,904	$203,207
CHANGES IN UNITS OUTSTANDING:

Units issued	8,453	8,568	0	24,025	438	18,296
Units redeemed	0	0	(1,596)	(124,730)	(3,146)	0
Net increase (decrease)	8,453	8,568	(1,596)	(100,705)	(2,708)	18,296

(1)For the period June 7, 2018 to December 31, 2018.

(2)For the period April 10, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	T. ROWE PRICE HEALTH SCIENCES		T. ROWE PRICE HEALTH SCIENCES
	PORTFOLIO		PORTFOLIO CLASS II		TEMPLETON FOREIGN VIP FUND
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$(334)	$(156)	$(764)	$(106)	$1,873	$10,780
Net realized gain (loss) on investments	5,083	1,782	7,246	972	(20,722)	(24,098)
Change in net unrealized appreciation (depreciation)
on investments	14,109	(1,651)	11,234	(1,465)	45,972	(64,771)
Increase (decrease) in net assets resulting
from operations	18,858	(25)	17,716	(599)	27,123	(78,089)
CONTRACT TRANSACTIONS:
Purchase payments received	0	3,628	0	0	0	0
Transfers for contract benefits and terminations	(684)	0	0	0	(161,364)	(10,510)
Net transfers	71,790	(239)	120,604	372	(8,349)	(287,795)
Contract charges	0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	0	0	0	0	0	0

Increase (decrease) in net assets resulting from
contract transactions	71,106	3,389	120,604	372	(169,713)	(298,305)
Total increase (decrease) in net assets	89,964	3,364	138,320	(227)	(142,590)	(376,394)
NET ASSETS:
Beginning of period	29,998	26,634	14,587	14,814	337,631	714,025
End of period	$119,962	$29,998	$152,907	$14,587	$195,041	$337,631
CHANGES IN UNITS OUTSTANDING:

Units issued	4,116	218	7,119	312	0	18
Units redeemed	(38)	(13)	(281)	(329)	(15,885)	(24,128)
Net increase (decrease)	4,078	205	6,838	(17)	(15,885)	(24,110)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

			THIRD AVENUE VALUE PORTFOLIO
	TEMPLETON GLOBAL BOND VIP FUND		VARIABLE SERIES		TOUCHSTONE VST BOND FUND
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$48,326	$(4,878)	$(218)	$512	$5,596	$15,187
Net realized gain (loss) on investments	(30,280)	(4,296)	589	3,337	(81)	(2,679)
Change in net unrealized appreciation (depreciation)
on investments	(10,442)	18,452	4,279	(14,704)	82,349	(38,532)
Increase (decrease) in net assets resulting
from operations	7,604	9,278	4,650	(10,855)	87,864	(26,024)
CONTRACT TRANSACTIONS:
Purchase payments received	5,399	53,451	0	0	0	0
Transfers for contract benefits and terminations	(80,443)	(16,314)	0	(6,885)	(16,196)	(19,735)
Net transfers	(447,576)	26,609	(2,678)	(2,814)	37,070	(7,557)
Contract charges	0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	0	0	1,309	(4,693)	0	0

Increase (decrease) in net assets resulting from
contract transactions	(522,620)	63,746	(1,369)	(14,392)	20,874	(27,292)
Total increase (decrease) in net assets	(515,016)	73,024	3,281	(25,247)	108,738	(53,316)
NET ASSETS:
Beginning of period	791,185	718,161	39,822	65,069	931,376	984,692
End of period	$276,169	$791,185	$43,103	$39,822	$1,040,114	$931,376
CHANGES IN UNITS OUTSTANDING:

Units issued	1,309	11,378	418	59	12,834	849
Units redeemed	(53,455)	(4,882)	(263)	(799)	(11,530)	(3,397)
Net increase (decrease)	(52,146)	6,496	155	(740)	1,304	(2,548)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

			TOUCHSTONE VST COMMON STOCK		TOUCHSTONE VST SMALL COMPANY
	TOUCHSTONE VST COMMON STOCK FUND		FUND CLASS SC		FUND
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$(587)	$1,729	$2,015	$(415)	$(1,174)	$(1,233)
Net realized gain (loss) on investments	(83,700)	167,236	20,559	8,308	18,649	22,924
Change in net unrealized appreciation (depreciation)
on investments	153,880	(199,268)	64,651	(46,671)	13,946	(39,424)
Increase (decrease) in net assets resulting
from operations	69,593	(30,303)	87,225	(38,778)	31,421	(17,733)
CONTRACT TRANSACTIONS:
Purchase payments received	0	6,445	0	149,066	0	5,803
Transfers for contract benefits and terminations	(15,570)	(15,781)	(6,530)	(7,912)	(10,632)	(10,858)
Net transfers	(44,752)	19,355	4,482	(4,250)	(5,396)	29,855
Contract charges	0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	0	0	0	0	0	0

Increase (decrease) in net assets resulting from
contract transactions	(60,322)	10,019	(2,048)	136,904	(16,028)	24,800
Total increase (decrease) in net assets	9,271	(20,284)	85,177	98,126	15,393	7,067
NET ASSETS:
Beginning of period	284,908	305,192	330,040	231,914	160,270	153,203
End of period	$294,179	$284,908	$415,217	$330,040	$175,663	$160,270
CHANGES IN UNITS OUTSTANDING:

Units issued	114	2,058	145	10,140	131	1,513
Units redeemed	(1,997)	(1,820)	(334)	(499)	(589)	(916)
Net increase (decrease)	(1,883)	238	(189)	9,641	(458)	597

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

			VAN ECK VIP UNCONSTRAINED		VANGUARD VIF CAPITAL GROWTH
	VAN ECK VIP GLOBAL HARD ASSETS FUND		EMERGING MARKETS BOND FUND		PORTFOLIO
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$(581)	$(1,239)	$(1,058)	$16,861	$944	$503
Net realized gain (loss) on investments	(10,283)	(45,411)	(417)	(6,842)	5,516	34,484
Change in net unrealized appreciation (depreciation)
on investments	15,666	(5,955)	25,388	(25,745)	29,875	(31,960)
Increase (decrease) in net assets resulting
from operations	4,802	(52,605)	23,913	(15,726)	36,335	3,027
CONTRACT TRANSACTIONS:
Purchase payments received	0	0	0	0	0	60,047
Transfers for contract benefits and terminations	(12,612)	(75,000)	(2,569)	(99)	(4,210)	(15,075)
Net transfers	54,957	(29,700)	(3,878)	(38,577)	7,544	(119,435)
Contract charges	0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	0	0	0	0	0	0

Increase (decrease) in net assets resulting from
contract transactions	42,345	(104,700)	(6,447)	(38,676)	3,334	(74,463)
Total increase (decrease) in net assets	47,147	(157,305)	17,466	(54,402)	39,669	(71,436)
NET ASSETS:
Beginning of period	56,403	213,708	205,453	259,855	137,368	208,804
End of period	$103,550	$56,403	$222,919	$205,453	$177,037	$137,368
CHANGES IN UNITS OUTSTANDING:

Units issued	6,624	1,277	259	35	640	3,705
Units redeemed	(2,281)	(14,733)	(794)	(3,615)	(429)	(8,097)
Net increase (decrease)	4,343	(13,456)	(535)	(3,580)	211	(4,392)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	VANGUARD VIF DIVERSIFIED VALUE		VANGUARD VIF MID-CAP INDEX		VANGUARD VIF REAL ESTATE INDEX
	PORTFOLIO		PORTFOLIO		PORTFOLIO
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$3,089	$2,827	$4,159	$960	$6,181	$2,342
Net realized gain (loss) on investments	6,353	7,072	32,988	14,942	13,255	1,722
Change in net unrealized appreciation (depreciation)
on investments	12,336	(20,219)	50,506	(41,308)	30,785	(7,305)
Increase (decrease) in net assets resulting
from operations	21,778	(10,320)	87,653	(25,406)	50,221	(3,241)
CONTRACT TRANSACTIONS:
Purchase payments received	61,563	59,601	83,175	118,750	45,086	47,780
Transfers for contract benefits and terminations	(8,593)	0	(12,593)	(1,037)	(18,373)	(2,573)
Net transfers	(5,000)	(140,522)	194,670	(84,850)	84,922	(11,417)
Contract charges	0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	0	0	0	0	0	0

Increase (decrease) in net assets resulting from
contract transactions	47,970	(80,921)	265,252	32,863	111,635	33,790
Total increase (decrease) in net assets	69,748	(91,241)	352,905	7,457	161,856	30,549
NET ASSETS:
Beginning of period	62,385	153,626	188,849	181,392	126,687	96,138
End of period	$132,133	$62,385	$541,754	$188,849	$288,543	$126,687
CHANGES IN UNITS OUTSTANDING:

Units issued	4,842	4,523	19,075	8,288	9,818	4,436
Units redeemed	(1,087)	(11,246)	(923)	(6,318)	(1,654)	(1,448)
Net increase (decrease)	3,755	(6,723)	18,152	1,970	8,164	2,988

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

	VANGUARD VIF SMALL COMPANY
	GROWTH PORTFOLIO		WELLS FARGO VT DISCOVERY FUND		WELLS FARGO VT OMEGA GROWTH FUND
	2019	2018	2019	2018	2019	2018
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$(125)	$(477)	$(625)	$(289)	$(720)	$(769)
Net realized gain (loss) on investments	29,085	19,305	9,369	4,333	16,751	12,210
Change in net unrealized appreciation (depreciation)
on investments	29,317	(44,888)	7,954	(6,573)	13,497	(11,510)
Increase (decrease) in net assets resulting
from operations	58,277	(26,060)	16,698	(2,529)	29,528	(69)
CONTRACT TRANSACTIONS:
Purchase payments received	15,003	102,925	0	0	0	4,851
Transfers for contract benefits and terminations	(11,314)	(1,386)	0	0	0	(4,851)
Net transfers	2,955	(25,779)	48,794	(1,845)	(17,215)	(5,646)
Contract charges	0	0	0	0	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	0	0	0	0	0	0

Increase (decrease) in net assets resulting from
contract transactions	6,644	75,760	48,794	(1,845)	(17,215)	(5,646)
Total increase (decrease) in net assets	64,921	49,700	65,492	(4,374)	12,313	(5,715)
NET ASSETS:
Beginning of period	209,198	159,498	30,746	35,120	87,403	93,118
End of period	$274,119	$209,198	$96,238	$30,746	$99,716	$87,403
CHANGES IN UNITS OUTSTANDING:

Units issued	1,398	6,650	1,705	0	486	685
Units redeemed	(961)	(2,086)	0	(124)	(1,468)	(1,053)
Net increase (decrease)	437	4,564	1,705	(124)	(982)	(368)

The accompanying notes are an integral part of these financial statements.	(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2019 AND 2018

INVESTMENT DIVISIONS

WELLS FARGO VT OPPORTUNITY FUND

20192018

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$(839)	$(981)
Net realized gain (loss) on investments	16,661	14,319
Change in net unrealized appreciation (depreciation)
on investments	23,473	(24,021)
Increase (decrease) in net assets resulting
from operations	39,295	(10,683)
CONTRACT TRANSACTIONS:
Purchase payments received	0	0
Transfers for contract benefits and terminations	(4,533)	(9,890)
Net transfers	(5,156)	(20,284)
Contract charges	0	0
Other, net
Adjustments to net assets allocated to contracts
in payout phase	2,930	(9,437)

Increase (decrease) in net assets resulting from
contract transactions	(6,759)	(39,611)
Total increase (decrease) in net assets	32,536	(50,294)
NET ASSETS:
Beginning of period	129,724	180,018
End of period	$162,260	$129,724
CHANGES IN UNITS OUTSTANDING:

Units issued	425	465
Units redeemed	(410)	(1,694)
Net increase (decrease)	15	(1,229)

The accompanying notes are an integral part of these financial statements.	(Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

YEAR ENDED DECEMBER 31, 2019

1.ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Variable Annuity-1 Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company of New York (the Company), is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the New York State Department of Financial Services. It is a funding vehicle for individual variable annuity contracts. The Series Account consists of numerous investment divisions (Investment Divisions), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund.

Under applicable insurance law, the assets and liabilities of each of the Investment Divisions of the Series Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Series Account's assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

The preparation of financial statements and financial highlights of each of the Investment Divisions in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Series Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services – Investment Companies". The following is a summary of the significant accounting policies of the Series Account.

Security Valuation

Mutual fund investments held by the Investment Divisions are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.

The Series Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Series Account's investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity's own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2019, the only investments of each of the Investment Divisions of the Series Account were in underlying mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs.

Fund of Funds Structure Risk

Since the Series Account invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Series Account. To the extent the Series Account invests more of its assets in one underlying fund than another, the Series Account will have greater exposure to the risks of the underlying fund.

Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Investment Division for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.

Contracts in the Payout Phase

Net assets of each Investment Division allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Series Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Any adjustments to these amounts are reflected in Adjustments to net assets allocated to contracts in payout phase on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Federal Income Taxes

The operations of each of the Investment Divisions of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Great-West Lifeco U.S. Inc. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Investment Divisions of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Purchase Payments Received

Purchase payments received from contract owners by the Company are credited as accumulation units, and are reported as Contract Transactions on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Net Transfers

Net transfers include transfers between Investment Divisions of the Series Account as well as transfers between other investment options of the Company, not included in the Series Account.

Other, Net

The amounts reported as Other, net on the Statement of Changes in Net Assets of the applicable Investment Divisions consist of loans from participant accounts and loan repayments to participant accounts.

2.PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2019 were as follows:

Investment Division	Purchases	Sales
AB VPS Growth and Income Portfolio	$19,351	$3,201
AB VPS International Growth Portfolio	23,608	77,730
AB VPS International Value Portfolio	801	5,422
AB VPS Large Cap Growth Portfolio	89,541	7,515
AB VPS Real Estate Investment Portfolio	28,080	239,682
AB VPS Small/Mid Cap Value Portfolio	47,350	56,528
Alger Capital Appreciation Portfolio	7,809	7,240
Alger Large Cap Growth Portfolio	186,594	233,168
Alger Mid Cap Growth Portfolio	33,911	57,976
Alps Red Rocks Listed Private Equity Portfolio	176	89
American Century Investments VP Balanced Fund	84,474	38,323
American Century Investments VP Income & Growth Fund	149,304	21,733
American Century Investments VP International Fund	31,630	3,267
American Century Investments VP Mid Cap Value Fund	44,880	23,019
American Century Investments VP Value Fund	1,138,253	422,577
American Funds IS Global Growth Fund	9,604	8,080
American Funds IS Growth-Income Fund	64,564	408
American Funds IS International Fund	4,733	19
American Funds IS New World Fund	5,219	5,865
Blackrock Global Allocation VI Fund	17,996	104,927
BNY Mellon IP Midcap Stock Portfolio	35,187	18,895
BNY Mellon VIF Appreciation Portfolio	279,327	14,482
BNY Mellon VIF Growth and Income Portfolio	132,529	65,567
Clearbridge Variable Large Cap Growth Portfolio	40,342	34
Clearbridge Variable Mid Cap Portfolio	1,972	219
Clearbridge Variable Small Cap Growth Portfolio	35,320	87,555
Columbia Variable Portfolio - Large Cap Growth Fund	101,835	96,460
Columbia Variable Portfolio - Seligman Global Technology Fund	160,821	266,090
Columbia Variable Portfolio - Small Cap Value Fund	20,559	37,543
Delaware VIP Emerging Markets Series	51,820	17,146
Delaware VIP International Value Equity Series	19,993	81
Delaware VIP Small Cap Value Series	51,487	39,665
Delaware VIP Smid Cap Core Series	42,547	40,413
Delaware VIP Value Series	102,430	9,128
Dimensional VA US Targeted Value Portfolio	67,046	48,258
DWS Capital Growth VIP	228,192	117,147
DWS Core Equity VIP	56,027	30,389
DWS CROCI® U.S. VIP	29,415	131,736
DWS Global Small Cap VIP	70,112	116,548
DWS Small Cap Index VIP	679,110	650,093
DWS Small Mid Cap Growth VIP	1,662	89
DWS Small Mid Cap Value VIP	11,312	4,125
Federated Fund for U.S. Government Securities II	830,118	184,829
Federated Managed Volatility Fund II	2,072	4,252
Franklin Small Cap Value VIP Fund	113,136	107,347

Investment Division	Purchases	Sales
Great-West Aggressive Profile Fund	$194,577	$186,860
Great-West Bond Index Fund	589,870	2,932
Great-West Conservative Profile Fund	95,014	50,089
Great-West International Index Fund	15,274	45
Great-West Lifetime 2035 Fund	73,042	75,767
Great-West Mid Cap Value Fund	1,024	1,460
Great-West Moderate Profile Fund	2,647,417	38,961
Great-West Moderately Aggressive Profile Fund	95,551	68
Great-West Moderately Conservative Profile Fund	432,828	3,216
Great-West Multi-Sector Bond Fund	33,797	35,500
Great-West Real Estate Index Fund	93,151	117
Great-West SecureFoundation® Balanced Fund	2,456,847	1,494,013
Great-West T. Rowe Price Mid Cap Growth Fund	31,595	63,702
Invesco Oppenheimer V.I. Global Fund	288,892	410,776
Invesco Oppenheimer V.I. International Growth Fund	123,092	155,688
Invesco Oppenheimer V.I. Main Street Small Cap Fund	15,273	27,695
Invesco V.I. Comstock Fund	108,445	47,700
Invesco V.I. Core Equity Fund	13,180	4,496
Invesco V.I. Growth & Income Fund	94,433	871,265
Invesco V.I. High Yield Fund	12,937	64,472
Invesco V.I. International Growth Fund	61,141	37,003
Invesco V.I. Mid Cap Core Equity Fund	9,014	7,760
Invesco V.I. Small Cap Equity Fund	10,848	37,891
Invesco V.I. Technology Fund	18,294	115,934
Ivy VIP International Core Equity	553,227	2,323
Janus Henderson VIT Balanced Portfolio Institutional Shares	34,921	393,662
Janus Henderson VIT Balanced Portfolio Service Shares	723,687	118,753
Janus Henderson VIT Flexible Bond Portfolio	421,154	87,869
Institutional Shares
Janus Henderson VIT Flexible Bond Portfolio Service Shares	336,774	740,459
Janus Henderson VIT Global Research Portfolio	62,256	43,640
Janus Henderson VIT Global Technology Portfolio	18,748	110,154
Institutional Shares
Janus Henderson VIT Global Technology Portfolio	189,346	265,919
Service Shares
Janus Henderson VIT Overseas Portfolio Institutional Shares	832	20,386
Janus Henderson VIT Overseas Portfolio Service Shares	19,819	115,240
Janus Henderson VIT Research Portfolio	33,606	8,238
JPMorgan Insurance Trust Small Cap Core Portfolio	3,685	539
Lazard Retirement Emerging Markets Equity Portfolio	75,799	344,611
LVIP Baron Growth Opportunities Fund	165,278	197,031
MFS VIT II International Intrinsic Value Portfolio	152,227	564,443
MFS VIT III Mid Cap Value Portfolio	21,803	9,235
MFS VIT Utilities Series	143,930	138,163
Morgan Stanley VIF U.S. Real Estate Portfolio	61,596	255,038
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio	1,648	134
NVIT Mid Cap Index Fund	433,216	374,983
PIMCO VIT Commodity Real Return Strategy Portfolio	13,188	7,673
PIMCO VIT Emerging Markets Bond Portfolio	895	493
PIMCO VIT High Yield Portfolio	1,027,199	273,055
PIMCO VIT Low Duration Portfolio	616,100	368,322
PIMCO VIT Real Return Portfolio	2,221	3,358

Investment Division	Purchases	Sales
PIMCO VIT Total Return Portfolio	$1,245,682	$743,129
Pioneer Fund VCT Portfolio	384,769	48,150
Pioneer Mid Cap Value VCT Portfolio	17,455	15,334
Pioneer Select Mid Cap Growth VCT Portfolio	64,618	130,438
Prudential Series Fund Equity Portfolio	2	16,444
Prudential Series Fund Natural Resources Portfolio	0	140
Putnam VT Equity Income Fund	301,884	46,660
Putnam VT Global Asset Allocation Fund	62,827	860
Putnam VT Global Health Care Fund	42,399	126,620
Putnam VT Income Fund	27,534	25,827
Putnam VT International Value Fund	8,209	17,876
Putnam VT Mortgage Securities Fund	285,013	119,919
Putnam VT Multi-Cap Core Fund	9,638	493
Royce Capital Fund - Small-Cap Portfolio	10,950	24,306
Schwab Government Money Market Portfolio	14,075,933	14,361,376
Schwab S&P 500 Index Portfolio	6,065,222	7,577,570
Schwab VIT Balanced Portfolio	100,050	837
Schwab VIT Balanced With Growth Portfolio	12,843	21,926
Schwab VIT Growth Portfolio	9,826	39,792
T. Rowe Price Health Sciences Portfolio	76,763	976
T. Rowe Price Health Sciences Portfolio Class II	132,194	5,660
Templeton Foreign VIP Fund	5,575	171,344
Templeton Global Bond VIP Fund	64,907	539,248
Third Avenue Value Portfolio Variable Series	113	3,008
Touchstone VST Bond Fund	188,705	162,225
Touchstone VST Common Stock Fund	8,596	66,362
Touchstone VST Common Stock Fund Class SC	29,570	9,481
Touchstone VST Small Company Fund	23,224	21,226
Van Eck VIP Global Hard Assets Fund	59,398	17,629
Van Eck VIP Unconstrained Emerging Markets Bond Fund	3,797	11,300
Vanguard VIF Capital Growth Portfolio	16,972	8,371
Vanguard VIF Diversified Value Portfolio	72,447	14,145
Vanguard VIF Mid-Cap Index Portfolio	318,533	16,048
Vanguard VIF Real Estate Index Portfolio	156,049	24,723
Vanguard VIF Small Company Growth Portfolio	49,872	16,824
Wells Fargo VT Discovery Fund	58,134	617
Wells Fargo VT Omega Growth Fund	20,094	26,251
Wells Fargo VT Opportunity Fund	17,299	10,948

3.EXPENSES AND RELATED PARTY TRANSACTIONS Contract Maintenance Charges

The Company deducts from each participant account in the Schwab Select Annuity contract a $25 annual maintenance charge on accounts under $50,000 as of each contract's anniversary date. This charge is recorded as Contract maintenance charges on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Transfer Fees

The Company charges $10 in the Schwab Select Annuity contract for each transfer between Investment Divisions in excess of 12 transfers in any calendar year. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Premium Taxes

The Company may deduct from each contribution any applicable state premium tax or retaliatory tax, which currently ranges from 0% to 3.5%. This charge is netted with Purchase payments received on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Assumption of Mortality and Expense Risks

The Company assumes mortality and expense risks related to the operations of the Series Account. It deducts a daily charge from the unit value of each Investment Division of the Schwab Select annuity contract, equal to an annual rate of 0.85%; a daily charge from the unit value of each Investment Division of the Schwab OneSource annuity contract, equal to an annual rate of 0.65% to 0.85%, depending on the death benefit option chosen; a daily charge from the unit value of each Investment Division of Schwab Advisor Choice annuity contract, equal to an annual rate of 0.49% to 0.69%, depending on the death benefit option chosen; and a daily charge from the unit value of each Investment Division of Schwab OneSource Choice annuity contract, equal to an annual rate of 0.65% to 0.85%, depending on the death benefit option chosen. The level of these charges is guaranteed and will not change. The charges are recorded as Mortality and expense risk in the Statement of Operations of the applicable Investment Divisions.

Optional GLWB Rider Benefit Fee

The Company deducts a quarterly charge equal to a maximum annual rate of 1.50% from the covered fund value in Schwab Advisor Choice and Schwab OneSource Choice annuity contracts for the guaranteed lifetime withdrawal benefit rider if this option is chosen. Currently, this charge is 0.95% for Schwab Advisor Choice annuity contracts signed before May 1, 2017, and 0.90% for Schwab Advisor Choice annuity contracts signed on or after May 1, 2017; and 1.00% for Schwab OneSource Choice annuity contracts signed before May 1, 2017, and 0.90% for Schwab OneSource Choice annuity contracts signed on or after May 1, 2017. This charge is recorded as Contract charges on the Statement of Changes in Net Assets of the applicable Investment Division, if applicable.

If the above charges prove insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amounts deducted prove more than sufficient, the excess will be a profit to the Company.

Related Party Transactions

Great-West Funds, Inc., funds of which are underlying certain Investment Divisions, is a registered investment company affiliated with the Company. Great-West Capital Management, LLC (GWCM), a wholly owned subsidiary of the Company, serves as investment adviser to Great-West Funds, Inc. Fees are assessed against the average daily net assets of the portfolios of Great-West Funds, Inc. to compensate GWCM for investment advisory services.

4.SUBSEQUENT EVENTS

Since December 31, 2019, the outbreak of the novel strain of coronavirus, specifically identified as "COVID- 19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Series Account in future periods.

5.FINANCIAL HIGHLIGHTS

For each Investment Division, the accumulation units outstanding, net assets, investment income ratio, the range of lowest to highest expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. As the unit fair value for the Investment Divisions of the Series Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some unit values shown on the Statement of Assets and Liabilities which are calculated on an aggregated basis, may not be within the ranges presented.

The Expense Ratios represent the annualized contract expenses of the respective Investment Divisions of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Investment Divisions with a date notation indicate the effective date that the investment option was available in the Series Account. The total returns are calculated for each 12-month period indicated or from the effective date through the end of the reporting period and are not annualized for periods less than one year. When a new Investment Division is added to the Series Account, the calculation of the total return begins on the day it is added even though it may not have had operations for all or some of the same period. Unit values and returns for bands or Investment Divisions that had no operations activity during the reporting period are not shown. As the total returns for the Investment Divisions are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Division invests.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS		At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	(lowest to highest)			Total Return
AB VPS GROWTH AND INCOME PORTFOLIO
2019	9	$24.75	to	$16.33	$176	1.25%	0.49%	to	0.85%	22.87%	to	23.30%
2018	9	$20.14	to	$13.24	$144	0.97%	0.49%	to	0.85%	(6.41)%	to	(6.07) %
2017	7	$21.52	to	$14.02	$126	1.61%	0.65%	to	0.85%	17.92%	to	18.16%
2016	3	$18.25	to	$18.25	$60	0.73%	0.85%	to	0.85%	10.36%	to	10.36%
2015	38	$16.54	to	$10.73	$426	0.89%	0.65%	to	0.85%	0.84%	to	1.05%
AB VPS INTERNATIONAL GROWTH PORTFOLIO
2019	17	$18.57	to	$10.91	$306	0.60%	0.65%	to	0.85%	26.45%	to	26.70%
2018	21	$14.68	to	$8.61	$295	0.70%	0.65%	to	0.85%	(18.11)%	to	(17.95) %
2017	18	$17.93	to	$10.49	$312	0.87%	0.65%	to	0.85%	33.89%	to	34.16%
2016	14	$13.39	to	$7.82	$197	0.00%	0.65%	to	0.85%	(7.66)%	to	(7.49) %
2015	23	$14.50	to	$8.45	$327	0.34%	0.65%	to	0.85%	(2.70)%	to	(2.50) %
AB VPS INTERNATIONAL VALUE PORTFOLIO
2019	11	$8.71	to	$7.76	$90	0.92%	0.65%	to	0.85%	16.15%	to	16.38%
2018	11	$7.50	to	$6.67	$82	1.52%	0.65%	to	0.85%	(23.45)%	to	(23.29) %
2017	11	$9.80	to	$8.69	$108	2.26%	0.65%	to	0.85%	24.37%	to	24.61%
2016	11	$7.88	to	$6.98	$87	1.03%	0.65%	to	0.85%	(1.34)%	to	(1.15) %
2015	19	$7.98	to	$7.06	$138	2.49%	0.65%	to	0.85%	1.72%	to	1.94%
AB VPS LARGE CAP GROWTH PORTFOLIO
2019	8	$32.66	to	$22.81	$244	0.00%	0.49%	to	0.85%	35.56%	to	36.05%
2018	8	$24.09	to	$16.76	$166	0.00%	0.49%	to	0.85%	3.13%	to	3.51%
2017	5	$15.99	to	$23.53	$121	0.00%	0.65%	to	0.85%	33.38%	to	33.65%
2016	6	$17.31	to	$17.60	$110	0.00%	0.65%	to	0.85%	0.27%	to	0.47%
2015	5	$17.47	to	$17.26	$81	0.00%	0.85%	to	0.85%	8.13%	to	8.15%
AB VPS SMALL/MID CAP VALUE PORTFOLIO
2019	16	$24.93	to	$13.81	$319	0.59%	0.65%	to	0.85%	19.08%	to	19.32%
2018	18	$20.93	to	$11.58	$306	0.52%	0.65%	to	0.85%	(15.76)%	to	(15.58) %
2017	16	$24.85	to	$13.79	$351	0.47%	0.49%	to	0.85%	12.20%	to	12.60%
2016	21	$22.15	to	$12.25	$397	0.60%	0.49%	to	0.85%	24.03%	to	24.48%
2015	17	$17.86	to	$9.84	$280	0.75%	0.49%	to	0.85%	(6.28)%	to	(5.94) %
ALGER CAPITAL APPRECIATION PORTFOLIO
(Effective date 05/01/2015)
2019	3	$17.26	to	$17.26	$59	0.00%	0.49%	to	0.49%	32.93%	to	32.93%
2018	4	$12.99	to	$12.99	$49	0.07%	0.49%	to	0.49%	(0.59)%	to	(0.59)%
2017	5	$12.94	to	$13.06	$59	0.23%	0.49%	to	0.85%	29.96%	to	30.44%
2016	1	$10.02	to	$10.02	$12	0.20%	0.49%	to	0.49%	0.02%	to	0.02%
ALGER LARGE CAP GROWTH PORTFOLIO
2019	36	$47.32	to	$25.04	$1,595	0.00%	0.65%	to	0.85%	26.35%	to	26.60%
2018	38	$37.45	to	$19.78	$1,324	0.00%	0.65%	to	0.85%	1.34%	to	1.55%
2017	40	$36.96	to	$19.48	$1,381	0.00%	0.65%	to	0.85%	27.38%	to	27.63%
2016	47	$29.01	to	$10.69	$1,169	0.00%	0.49%	to	0.85%	(1.66)%	to	(1.31) %
2015	50	$29.50	to	$10.83	$1,256	0.00%	0.49%	to	0.85%	0.85%	to	1.22%
ALGER MID CAP GROWTH PORTFOLIO
2019	12	$33.78	to	$16.06	$298	0.00%	0.49%	to	0.85%	29.15%	to	29.62%
2018	14	$26.15	to	$12.39	$274	0.00%	0.49%	to	0.85%	(8.24)%	to	(7.91) %
2017	16	$28.50	to	$13.46	$368	0.00%	0.49%	to	0.85%	28.70%	to	29.16%
2016	16	$22.15	to	$12.79	$295	0.00%	0.65%	to	0.85%	0.12%	to	0.32%
2015	16	$22.12	to	$12.75	$295	0.00%	0.65%	to	0.85%	(2.40)%	to	(2.20) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS		At December 31			For the year or period ended December 31
	Units		Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value	(000s)	Income Ratio	(lowest to highest)	Total Return
ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO
(Effective date 04/29/2016)
2019	1		$
2018	1		$
2017	1		$
AMERICAN CENTURY INVESTMENTS VP BALANCED FUND
2019	68		$
2018	67		$
2017	48		$
2016	34		$
2015	39		$
AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND
2019	42		$
2018	37		$
2017	5		$
2016	4		$
2015	5		$
AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND
2019	14		$
2018	12		$
2017	10		$
2016	8		$
2015	18		$
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND
2019	12		$
2018	12		$
2017	14		$
2016	9		$
2015	9		$
AMERICAN CENTURY INVESTMENTS VP VALUE FUND
2019	138		$
2018	96		$
2017	69		$
2016	79		$
2015	77		$
AMERICAN FUNDS IS GLOBAL GROWTH FUND
(Effective date 05/29/2014)
2019	8		$
2018	9		$
2017	5		$
AMERICAN FUNDS IS GROWTH-INCOME FUND
(Effective date 04/30/2018)
2019	6		$
AMERICAN FUNDS IS INTERNATIONAL FUND
(Effective date 04/28/2017)
2019	0	*	$
16.04	to	$16.04	$16	0.00%	0.65%	to	0.65%	39.44%	to	39.44%
11.50	to	$11.50	$11	5.74%	0.65%	to	0.65%	(12.79)%	to	(12.79)%
13.19	to	$13.19	$13	2.95%	0.65%	to	0.65%	24.68%	to	24.68%
26.17	to	$14.01	$1,169	1.56%	0.49%	to	0.85%	18.84%	to	19.26%
22.02	to	$11.74	$973	1.10%	0.49%	to	0.85%	(4.65) %	to	(4.30) %
23.10	to	$12.20	$832	1.44%	0.65%	to	0.85%	12.95%	to	13.18%
20.45	to	$15.56	$646	1.60%	0.65%	to	0.85%	6.09%	to	6.30%
19.28	to	$14.63	$678	1.73%	0.65%	to	0.85%	(3.40) %	to	(3.20) %
15.24	to	$15.55	$665	2.08%	0.49%	to	0.85%	22.90%	to	23.34%
12.40	to	$12.61	$475	2.24%	0.49%	to	0.85%	(7.66) %	to	(7.33) %
13.43	to	$13.60	$89	2.27%	0.49%	to	0.85%	19.46%	to	19.90%
16.82	to	$11.30	$61	2.33%	0.65%	to	0.65%	12.75%	to	12.75%
14.92	to	$10.02	$65	2.10%	0.65%	to	0.65%	(6.24) %	to	(6.24) %
26.44	to	$12.40	$253	0.85%	0.49%	to	0.85%	27.33%	to	27.80%
20.76	to	$9.63	$183	1.30%	0.65%	to	0.85%	(15.95) %	to	(15.77) %
24.70	to	$11.44	$199	0.81%	0.65%	to	0.85%	30.10%	to	30.36%
18.99	to	$8.84	$136	1.43%	0.65%	to	0.85%	(6.29) %	to	(6.11) %
20.26	to	$9.35	$239	0.25%	0.65%	to	0.85%	(0.10) %	to	0.11%
37.64	to	$16.13	$315	1.92%	0.49%	to	0.85%	27.90%	to	28.36%
29.43	to	$12.56	$257	1.27%	0.49%	to	0.85%	(13.70) %	to	(13.39) %
34.10	to	$14.51	$338	1.44%	0.49%	to	0.85%	10.53%	to	10.92%
30.85	to	$13.08	$248	1.57%	0.49%	to	0.85%	21.68%	to	22.12%
25.36	to	$10.68	$205	1.51%	0.65%	to	0.85%	(2.41) %	to	(2.22) %
33.27	to	$15.15	$3,001	2.15%	0.49%	to	0.85%	25.96%	to	26.41%
26.41	to	$11.99	$1,844	1.70%	0.49%	to	0.85%	(9.92) %	to	(9.59) %
29.32	to	$13.26	$1,732	1.67%	0.49%	to	0.85%	7.83%	to	8.21%
27.19	to	$12.25	$1,851	1.72%	0.49%	to	0.85%	19.46%	to	19.90%
22.76	to	$10.20	$1,540	2.11%	0.65%	to	0.85%	(4.70) %	to	(4.51) %
17.54	to	$17.54	$148	1.36%	0.49%	to	0.49%	34.95%	to	34.95%
13.00	to	$13.00	$115	0.97%	0.49%	to	0.49%	(9.26)%	to	(9.26)%
14.32	to	$14.32	$71	1.13%	0.49%	to	0.49%	31.16%	to	31.16%
11.84	to	$11.87	$68	1.24%	0.49%	to	0.65%	25.04%	to	25.22%
12.26	to	$12.26	$5	1.71%	0.49%	to	0.49%	22.30%	to	22.30%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS		At December 31			For the year or period ended December 31
	Units		Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value	(000s)	Income Ratio	(lowest to highest)	Total Return
AMERICAN FUNDS IS NEW WORLD FUND
(Effective date 04/29/2016)
2019	7		$
2018	7		$
2017	4		$
2016	0	*	$
BLACKROCK GLOBAL ALLOCATION VI FUND
2019	32		$
2018	41		$
2017	23		$
2016	21		$
2015	12		$
BNY MELLON IP MIDCAP STOCK PORTFOLIO
2019	31		$
2018	32		$
2017	4		$
2016	3		$
2015	3		$
BNY MELLON VIF APPRECIATION PORTFOLIO
2019	28		$
2018	19		$
2017	21		$
2016	28		$
2015	34		$
BNY MELLON VIF GROWTH AND INCOME PORTFOLIO
2019	15		$
2018	12		$
2017	13		$
2016	13		$
2015	6		$
CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO
(Effective date 04/30/2018)
2019	3		$
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
(Effective date 04/29/2016)
2019	3		$
2018	3		$
2017	3		$
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO
(Effective date 05/01/2015)
2019	4		$
2018	8		$
2017	6		$
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND
(Effective date 04/29/2016)
2019	58		$
2018	57		$
2017	14		$
2016	14		$
14.68	to	$14.68	$102	0.96%	0.49%	to	0.49%	28.51%	to	28.51%
11.42	to	$11.42	$83	0.97%	0.49%	to	0.49%	(14.46)%	to	(14.46)%
13.28	to	$13.36	$53	1.39%	0.49%	to	0.85%	28.34%	to	28.82%
10.37	to	$10.37	$3	0.70%	0.49%	to	0.49%	3.68%	to	3.68%
12.34	to	$12.48	$399	1.23%	0.49%	to	0.69%	17.18%	to	17.41%
10.53	to	$10.63	$436	1.17%	0.49%	to	0.69%	(7.98)%	to	(7.80)%
11.45	to	$11.61	$270	1.25%	0.65%	to	0.69%	13.07%	to	13.12%
10.12	to	$10.26	$217	1.35%	0.65%	to	0.69%	3.40%	to	3.45%
9.89	to	$9.80	$121	1.05%	0.65%	to	0.85%	(1.55)%	to	(1.35)%
33.61	to	$13.88	$467	0.64%	0.49%	to	0.85%	19.17%	to	19.60%
28.20	to	$11.61	$404	0.22%	0.49%	to	0.85%	(16.21) %	to	(15.90) %
33.66	to	$13.80	$102	0.93%	0.49%	to	0.85%	14.41%	to	14.81%
29.42	to	$11.97	$78	1.04%	0.65%	to	0.85%	14.49%	to	14.74%
25.70	to	$10.44	$68	0.60%	0.65%	to	0.85%	(3.11) %	to	(2.93) %
28.65	to	$25.58	$767	1.11%	0.65%	to	0.85%	34.94%	to	35.21%
21.23	to	$18.92	$396	1.24%	0.65%	to	0.85%	(7.65) %	to	(7.47) %
22.99	to	$20.45	$490	1.34%	0.65%	to	0.85%	26.26%	to	26.51%
18.21	to	$16.16	$513	1.62%	0.65%	to	0.85%	6.99%	to	7.20%
17.02	to	$15.08	$566	1.71%	0.65%	to	0.85%	(3.30) %	to	(3.10) %
27.65	to	$16.99	$279	0.94%	0.65%	to	0.85%	28.03%	to	28.28%
21.60	to	$13.58	$184	0.79%	0.65%	to	0.85%	(5.50) %	to	(5.31) %
22.85	to	$14.34	$214	0.75%	0.65%	to	0.85%	18.70%	to	18.94%
19.25	to	$12.06	$182	1.00%	0.65%	to	0.85%	9.10%	to	9.32%
17.65	to	$10.73	$89	0.19%	0.85%	to	0.85%	0.72%	to	0.72%
12.54	to	$12.54	$41	0.23%	0.65%	to	0.65%	31.31%	to	31.31%
14.23	to	$14.23	$39	0.63%	0.65%	to	0.65%	32.09%	to	32.09%
10.78	to	$10.78	$28	0.50%	0.65%	to	0.65%	(13.09)%	to	(13.09)%
12.40	to	$12.40	$32	0.44%	0.65%	to	0.65%	12.07%	to	12.07%
16.11	to	$16.11	$64	0.00%	0.65%	to	0.65%	26.05%	to	26.05%
12.78	to	$12.78	$99	0.00%	0.65%	to	0.65%	2.77%	to	2.77%
12.44	to	$12.44	$70	0.00%	0.65%	to	0.65%	23.46%	to	23.46%
16.98	to	$17.21	$999	0.00%	0.49%	to	0.85%	34.39%	to	34.86%
12.64	to	$12.76	$732	0.00%	0.49%	to	0.85%	(4.95)%	to	(4.60)%
13.30	to	$13.34	$184	0.00%	0.65%	to	0.85%	26.76%	to	27.01%
10.49	to	$10.50	$144	0.00%	0.65%	to	0.85%	4.90%	to	5.04%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS		At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	(lowest to highest)				Total Return
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND
2019	24	$36.36	to	$28.20	$832	0.00%	0.49%	to	0.85%	53.66%	to	54.22%
2018	31	$23.66	to	$18.29	$729	0.00%	0.49%	to	0.85%	(9.23) %	to	(8.90) %
2017	32	$26.07	to	$20.08	$813	0.00%	0.49%	to	0.85%	33.78%	to	34.26%
2016	22	$19.48	to	$19.71	$425	0.00%	0.65%	to	0.85%	18.01%	to	18.24%
2015	22	$16.51	to	$16.67	$366	0.00%	0.65%	to	0.85%	8.89%	to	9.10%
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND
2019	3	$29.70	to	$30.33	$87	0.30%	0.65%	to	0.85%	19.96%	to	20.20%
2018	4	$24.76	to	$25.24	$98	0.15%	0.65%	to	0.85%	(18.86) %	to	(18.70) %
2017	4	$30.51	to	$31.04	$121	0.15%	0.65%	to	0.85%	13.02%	to	13.25%
2016	1	$27.41	to	$12.45	$19	0.23%	0.49%	to	0.65%	31.88%	to	32.08%
2015	2	$20.51	to	$20.78	$33	0.72%	0.65%	to	0.85%	(7.11) %	to	(6.92) %
DELAWARE VIP EMERGING MARKETS SERIES
2019	29	$12.64	to	$12.31	$357	0.68%	0.49%	to	0.85%	21.59%	to	22.02%
2018	26	$10.39	to	$10.08	$268	2.67%	0.49%	to	0.85%	(16.52)%	to	(16.22)%
2017	11	$12.45	to	$12.04	$137	0.10%	0.49%	to	0.85%	39.36%	to	39.87%
2016	1	$8.56	to	$8.61	$8	0.30%	0.49%	to	0.69%	13.15%	to	13.37%
2015	1	$7.57	to	$7.59	$10	0.33%	0.49%	to	0.69%	(15.10)%	to	(14.92)%
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
(Effective date 04/30/2018)
2019	2	$9.81	to	$9.81	$21	2.15%	0.49%	to	0.49%	18.73%	to	18.73%
DELAWARE VIP SMALL CAP VALUE SERIES
2019	18	$42.85	to	$14.77	$552	1.06%	0.49%	to	0.85%	27.06%	to	27.51%
2018	19	$33.73	to	$11.58	$460	0.84%	0.49%	to	0.85%	(17.43) %	to	(17.13) %
2017	23	$40.84	to	$13.98	$691	0.81%	0.49%	to	0.85%	11.11%	to	11.50%
2016	17	$36.76	to	$12.54	$471	0.96%	0.49%	to	0.85%	30.30%	to	30.77%
2015	19	$28.21	to	$9.59	$410	0.72%	0.49%	to	0.85%	(7.02) %	to	(6.68) %
DELAWARE VIP SMID CAP CORE SERIES
2019	12	$32.10	to	$17.09	$286	0.53%	0.49%	to	0.85%	28.53%	to	29.00%
2018	13	$24.97	to	$13.25	$233	0.17%	0.49%	to	0.85%	(12.87) %	to	(12.55) %
2017	9	$28.66	to	$15.15	$206	0.29%	0.49%	to	0.85%	17.64%	to	18.06%
2016	7	$24.36	to	$12.78	$161	0.18%	0.65%	to	0.85%	7.38%	to	7.60%
2015	10	$22.69	to	$11.87	$203	0.35%	0.65%	to	0.85%	6.63%	to	6.85%
DELAWARE VIP VALUE SERIES
(Effective date 04/28/2017)
2019	8	$12.71	to	$12.78	$103	0.28%	0.49%	to	0.69%	19.14%	to	19.38%
DIMENSIONAL VA US TARGETED VALUE PORTFOLIO
2019	9	$13.52	to	$13.52	$124	1.39%	0.49%	to	0.49%	21.96%	to	21.96%
2018	8	$11.09	to	$11.09	$90	1.05%	0.49%	to	0.49%	(16.28)%	to	(16.28)%
2017	5	$13.25	to	$13.25	$71	1.39%	0.49%	to	0.49%	9.23%	to	9.23%
2016	3	$12.13	to	$12.13	$42	1.14%	0.49%	to	0.49%	26.88%	to	26.88%
2015	1	$9.56	to	$9.56	$6	1.33%	0.49%	to	0.49%	(5.69)%	to	(5.69)%
DWS CAPITAL GROWTH VIP
2019	41	$32.34	to	$20.61	$1,258	0.43%	0.65%	to	0.85%	35.97%	to	36.25%
2018	41	$23.79	to	$15.12	$933	0.70%	0.65%	to	0.85%	(2.44) %	to	(2.24) %
2017	42	$24.38	to	$15.47	$977	0.73%	0.65%	to	0.85%	25.23%	to	25.48%
2016	41	$19.47	to	$18.07	$783	1.00%	0.65%	to	0.85%	3.37%	to	3.58%
2015	46	$18.83	to	$17.45	$828	0.64%	0.65%	to	0.85%	7.70%	to	7.91%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS		At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	(lowest to highest)			Total Return
DWS CORE EQUITY VIP
2019	14	$27.29	to	$18.30	$285	1.07%	0.49%	to	0.85%	29.20%	to	29.66%
2018	13	$21.12	to	$14.12	$223	1.63%	0.49%	to	0.85%	(6.49)%	to	(6.15) %
2017	11	$22.59	to	$15.04	$213	1.08%	0.49%	to	0.85%	20.00%	to	20.43%
2016	7	$18.04	to	$19.15	$122	1.49%	0.65%	to	0.85%	9.55%	to	9.77%
2015	8	$17.18	to	$17.45	$150	0.85%	0.65%	to	0.85%	4.36%	to	4.57%
DWS CROCI® U.S. VIP
2019	7	$22.20	to	$17.14	$161	1.91%	0.65%	to	0.85%	31.83%	to	32.09%
2018	13	$16.84	to	$12.98	$224	2.50%	0.65%	to	0.85%	(11.26)%	to	(11.07) %
2017	15	$18.97	to	$14.59	$284	1.50%	0.65%	to	0.85%	21.84%	to	22.10%
2016	16	$15.57	to	$11.95	$251	1.07%	0.65%	to	0.85%	(5.19)%	to	(5.00) %
2015	20	$16.43	to	$12.58	$326	1.29%	0.65%	to	0.85%	(7.66)%	to	(7.47) %
DWS GLOBAL SMALL CAP VIP
(Effective date 05/01/2014)
2019	6	$11.01	to	$11.01	$64	0.00%	0.65%	to	0.65%	20.50%	to	20.50%
2018	12	$9.05	to	$9.19	$107	0.28%	0.49%	to	0.85%	(21.19)%	to	(20.90)%
2017	12	$11.48	to	$11.62	$138	0.00%	0.49%	to	0.85%	19.01%	to	19.44%
DWS SMALL CAP INDEX VIP
2019	63	$39.59	to	$15.19	$1,243	1.16%	0.49%	to	0.85%	24.16%	to	24.61%
2018	58	$31.89	to	$12.19	$1,111	0.95%	0.49%	to	0.85%	(11.99)%	to	(11.67) %
2017	54	$36.23	to	$13.80	$1,246	0.89%	0.49%	to	0.85%	13.37%	to	13.78%
2016	42	$31.96	to	$19.47	$989	1.12%	0.65%	to	0.85%	20.01%	to	20.24%
2015	46	$26.63	to	$16.19	$941	1.05%	0.65%	to	0.85%	(5.41)%	to	(5.22) %
DWS SMALL MID CAP GROWTH VIP
(Effective date 04/29/2014)
2019	1	$14.54	to	$14.54	$15	0.00%	0.65%	to	0.65%	21.62%	to	21.62%
2018	1	$11.95	to	$11.95	$12	0.00%	0.65%	to	0.65%	(14.15)%	to	(14.15)%
2017	1	$13.92	to	$13.92	$14	0.00%	0.65%	to	0.65%	21.34%	to	21.34%
DWS SMALL MID CAP VALUE VIP
2019	7	$19.85	to	$20.32	$149	0.72%	0.65%	to	0.85%	20.49%	to	20.73%
2018	7	$17.01	to	$16.83	$126	1.38%	0.65%	to	0.85%	(16.73)%	to	(16.57) %
2017	8	$20.42	to	$20.17	$162	0.72%	0.65%	to	0.85%	9.59%	to	9.81%
2016	8	$18.64	to	$18.37	$146	0.56%	0.65%	to	0.85%	15.90%	to	16.13%
2015	15	$16.08	to	$15.82	$241	0.28%	0.65%	to	0.85%	(2.74)%	to	(2.54) %
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
2019	153	$20.89	to	$10.95	$2,198	1.59%	0.49%	to	0.85%	5.00%	to	5.38%
2018	92	$19.90	to	$10.39	$1,482	2.37%	0.49%	to	0.85%	(0.40)%	to	(0.04)%
2017	85	$19.98	to	$10.40	$1,423	2.39%	0.49%	to	0.85%	1.07%	to	1.43%
2016	92	$19.77	to	$12.21	$1,566	2.30%	0.65%	to	0.85%	0.74%	to	0.95%
2015	74	$19.62	to	$12.10	$1,319	3.07%	0.65%	to	0.85%	(0.33)%	to	(0.13)%
FEDERATED MANAGED VOLATILITY FUND II
2019	4	$26.15	to	$26.15	$106	2.07%	0.85%	to	0.85%	19.21%	to	19.21%
2018	4	$21.94	to	$21.94	$92	1.55%	0.85%	to	0.85%	(9.27)%	to	(9.27) %
2017	1	$24.18	to	$24.18	$31	3.84%	0.85%	to	0.85%	17.11%	to	17.11%
2016	1	$20.65	to	$20.65	$26	4.76%	0.85%	to	0.85%	6.78%	to	6.78%
2015	1	$19.33	to	$19.33	$25	4.27%	0.85%	to	0.85%	(8.34)%	to	(8.34) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS		At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	(lowest to highest)				Total Return
FRANKLIN SMALL CAP VALUE VIP FUND
2019	32	$22.65	to	$14.28	$578	1.06%	0.49%	to	0.85%	25.28%	to	25.74%
2018	36	$18.08	to	$11.35	$540	0.77%	0.49%	to	0.85%	(13.62) %	to	(13.31) %
2017	24	$20.93	to	$13.10	$482	0.54%	0.49%	to	0.85%	9.71%	to	10.11%
2016	29	$19.08	to	$11.89	$513	0.83%	0.49%	to	0.85%	29.09%	to	29.55%
2015	27	$14.78	to	$9.18	$380	0.60%	0.49%	to	0.85%	(8.17) %	to	(7.84) %
GREAT-WEST AGGRESSIVE PROFILE FUND
(Effective date 04/30/2018)
2019	12	$11.25	to	$11.25	$136	2.14%	0.65%	to	0.65%	25.28%	to	25.28%
2018	14	$8.98	to	$8.98	$122	2.60%	0.65%	to	0.65%	(10.17)%	to	(10.17)%
GREAT-WEST BOND INDEX FUND
(Effective date 04/30/2018)
2019	60	$10.91	to	$10.94	$653	1.22%	0.49%	to	0.69%	7.34%	to	7.56%
2018	4	$10.16	to	$10.17	$36	0.66%	0.49%	to	0.65%	1.63%	to	1.75%
GREAT-WEST CONSERVATIVE PROFILE FUND
(Effective date 04/30/2018)
2019	72	$10.75	to	$10.75	$776	2.20%	0.65%	to	0.65%	10.81%	to	10.81%
2018	72	$9.70	to	$9.70	$696	2.91%	0.60%	to	0.60%	(2.98)%	to	(2.98)%
GREAT-WEST INTERNATIONAL INDEX FUND
(Effective date 04/30/2019)
2019	1	$10.67	to	$10.67	$16	2.42%	0.65%	to	0.65%	6.66%	to	6.66%
GREAT-WEST MID CAP VALUE FUND
(Effective date 04/29/2016)
2019	3	$13.87	to	$13.95	$38	0.18%	0.49%	to	0.65%	19.72%	to	19.91%
2018	3	$11.59	to	$11.64	$32	4.49%	0.49%	to	0.65%	(12.88)%	to	(12.74)%
2017	3	$13.30	to	$13.33	$37	9.12%	0.49%	to	0.65%	16.23%	to	16.41%
GREAT-WEST MODERATE PROFILE FUND
(Effective date 04/30/2018)
2019	246	$10.97	to	$11.00	$2,707	1.43%	0.49%	to	0.65%	16.76%	to	16.94%
2018	9	$9.39	to	$9.39	$85	2.19%	0.65%	to	0.65%	(6.06)%	to	(6.06)%
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND
(Effective date 04/30/2018)
2019	9	$11.06	to	$11.06	$97	1.24%	0.65%	to	0.65%	19.56%	to	19.56%
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND
(Effective date 04/30/2018)
2019	59	$10.85	to	$10.85	$643	2.14%	0.65%	to	0.65%	13.71%	to	13.71%
2018	20	$9.54	to	$9.54	$191	1.95%	0.65%	to	0.65%	(4.61)%	to	(4.61)%
GREAT-WEST MULTI-SECTOR BOND FUND
(Effective date 04/29/2016)
2019	81	$11.79	to	$11.79	$955	1.66%	0.49%	to	0.49%	11.19%	to	11.19%
2018	82	$10.61	to	$10.61	$871	3.08%	0.49%	to	0.49%	(3.58)%	to	(3.58)%
2017	10	$11.00	to	$11.00	$115	2.25%	0.49%	to	0.49%	5.76%	to	5.76%
2016	1	$10.40	to	$10.40	$11	0.59%	0.49%	to	0.49%	4.01%	to	4.01%
GREAT-WEST REAL ESTATE INDEX FUND
(Effective date 04/30/2019)
2019	8	$10.57	to	$10.57	$89	0.00%	0.65%	to	0.65%	5.73%	to	5.73%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS		At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	(lowest to highest)			Total Return
GREAT-WEST SECUREFOUNDATION® BALANCED FUND
2019	1,251	$13.33	to	$13.60	$16,852	1.99%	0.49%	to	0.85%	16.80%	to	17.22%
2018	1,259	$11.41	to	$11.52	$14,496	1.99%	0.65%	to	0.85%	(6.13)%	to	(5.94)%
2017	1,301	$12.16	to	$12.25	$15,931	2.05%	0.65%	to	0.85%	11.99%	to	12.21%
2016	1,001	$10.86	to	$10.91	$10,921	2.04%	0.65%	to	0.85%	7.80%	to	8.02%
2015	700	$10.07	to	$10.10	$7,066	2.27%	0.65%	to	0.85%	(1.50)%	to	(1.31)%
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
(Effective date 04/28/2017)
2019	14	$14.25	to	$14.31	$201	0.01%	0.49%	to	0.65%	30.43%	to	30.64%
2018	17	$10.93	to	$10.96	$186	0.09%	0.49%	to	0.65%	(2.97)%	to	(2.80)%
INVESCO OPPENHEIMER V.I. GLOBAL FUND
2019	33	$42.20	to	$15.70	$958	0.91%	0.49%	to	0.85%	30.67%	to	31.14%
2018	38	$32.30	to	$11.97	$962	0.96%	0.49%	to	0.85%	(13.92)%	to	(13.61) %
2017	41	$37.52	to	$13.78	$1,238	0.93%	0.65%	to	0.85%	35.51%	to	35.78%
2016	40	$27.69	to	$10.15	$945	1.07%	0.65%	to	0.85%	(0.76)%	to	(0.57) %
2015	43	$27.90	to	$10.20	$1,018	1.32%	0.65%	to	0.85%	3.06%	to	3.27%
INVESCO OPPENHEIMER V.I. INTERNATIONAL GROWTH FUND
2019	25	$15.15	to	$11.64	$317	1.11%	0.49%	to	0.85%	27.52%	to	27.97%
2018	28	$11.88	to	$9.10	$302	0.87%	0.49%	to	0.85%	(20.10)%	to	(19.81) %
2017	28	$14.87	to	$11.35	$386	1.48%	0.49%	to	0.85%	25.22%	to	25.67%
2016	25	$11.87	to	$9.03	$276	1.16%	0.49%	to	0.85%	(2.94)%	to	(2.60) %
2015	29	$12.23	to	$9.27	$336	1.15%	0.49%	to	0.85%	2.56%	to	2.93%
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND
2019	6	$15.05	to	$15.35	$84	0.16%	0.49%	to	0.85%	25.40%	to	25.86%
2018	7	$12.15	to	$12.19	$83	0.29%	0.49%	to	0.85%	(11.09)%	to	(10.80)%
2017	6	$13.50	to	$13.67	$81	0.91%	0.49%	to	0.85%	13.19%	to	13.60%
2016	6	$12.07	to	$12.03	$70	0.51%	0.49%	to	0.85%	17.05%	to	17.47%
2015	6	$10.32	to	$10.24	$59	0.96%	0.49%	to	0.85%	(6.69)%	to	(6.37)%
INVESCO V.I. COMSTOCK FUND
2019	22	$25.67	to	$14.52	$451	1.92%	0.65%	to	0.85%	24.24%	to	24.49%
2018	22	$20.66	to	$11.67	$361	1.65%	0.65%	to	0.85%	(12.91)%	to	(12.73) %
2017	20	$23.73	to	$13.45	$416	1.79%	0.49%	to	0.85%	16.85%	to	17.28%
2016	28	$20.30	to	$11.47	$499	1.55%	0.49%	to	0.85%	16.31%	to	16.73%
2015	34	$17.46	to	$9.82	$525	2.00%	0.49%	to	0.85%	(6.78)%	to	(6.45) %
INVESCO V.I. CORE EQUITY FUND
2019	3	$35.32	to	$35.32	$114	0.94%	0.85%	to	0.85%	27.87%	to	27.87%
2018	3	$27.62	to	$27.62	$92	0.80%	0.85%	to	0.85%	(10.16)%	to	(10.16) %
2017	4	$30.74	to	$30.74	$137	1.04%	0.85%	to	0.85%	12.22%	to	12.22%
2016	5	$27.39	to	$27.39	$129	0.77%	0.85%	to	0.85%	9.33%	to	9.33%
2015	5	$25.06	to	$25.06	$118	1.14%	0.85%	to	0.85%	(6.57)%	to	(6.57) %
INVESCO V.I. GROWTH & INCOME FUND
2019	32	$26.54	to	$14.87	$703	1.03%	0.49%	to	0.85%	24.13%	to	24.57%
2018	83	$21.38	to	$11.94	$1,325	2.16%	0.49%	to	0.85%	(14.12)%	to	(13.81) %
2017	70	$24.90	to	$13.85	$1,401	1.66%	0.49%	to	0.85%	13.35%	to	13.76%
2016	68	$21.97	to	$12.18	$1,159	1.14%	0.49%	to	0.85%	18.68%	to	19.12%
2015	63	$18.51	to	$10.22	$934	3.07%	0.49%	to	0.85%	(3.88)%	to	(3.54) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS		At December 31			For the year or period ended December 31
	Units		Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value	(000s)	Income Ratio	(lowest to highest)	Total Return
INVESCO V.I. HIGH YIELD FUND
2019	10		$
2018	13		$
2017	12		$
2016	9		$
2015	9		$
INVESCO V.I. INTERNATIONAL GROWTH FUND
2019	31		$
2018	31		$
2017	35		$
2016	45		$
2015	56		$
INVESCO V.I. MID CAP CORE EQUITY FUND
2019	3		$
2018	4		$
2017	4		$
2016	4		$
2015	4		$
INVESCO V.I. SMALL CAP EQUITY FUND
2019	5		$
2018	8		$
2017	3		$
2016	2		$
2015	1		$
INVESCO V.I. TECHNOLOGY FUND
2019	31		$
2018	46		$
2017	50		$
2016	52		$
2015	52		$
IVY VIP INTERNATIONAL CORE EQUITY
(Effective date 05/01/2015)
2019	60		$
2018	10		$
2017	4		$
2016	1		$
2015	0	*	$
JANUS HENDERSON VIT BALANCED PORTFOLIO INSTITUTIONAL SHARES
2019	7		$
2018	18		$
2017	19		$
2016	19		$
2015	19		$
JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES
2019	177		$
2018	141		$
2017	131		$
2016	126		$
2015	126		$
25.20	to	$11.95	$131	4.87%	0.49%	to	0.85%	12.55%	to	12.95%
22.39	to	$10.58	$169	5.31%	0.49%	to	0.85%	(4.18) %	to	(3.83) %
23.37	to	$11.00	$162	3.80%	0.49%	to	0.85%	5.40%	to	5.79%
22.17	to	$10.40	$122	4.23%	0.49%	to	0.85%	10.28%	to	10.67%
20.11	to	$9.40	$122	2.59%	0.49%	to	0.85%	(3.99) %	to	(3.64) %
11.98	to	$14.95	$507	1.58%	0.65%	to	0.85%	27.48%	to	27.74%
9.40	to	$11.71	$405	2.07%	0.65%	to	0.85%	(15.73) %	to	(15.53) %
16.23	to	$11.30	$522	1.44%	0.49%	to	0.85%	21.96%	to	22.40%
13.31	to	$9.23	$538	1.52%	0.49%	to	0.85%	(1.29) %	to	(0.93) %
13.49	to	$9.32	$697	1.38%	0.49%	to	0.85%	(3.17) %	to	(2.82) %
25.40	to	$25.95	$85	0.47%	0.65%	to	0.85%	24.21%	to	24.47%
20.45	to	$20.85	$75	0.52%	0.65%	to	0.85%	(12.10) %	to	(11.92)%
23.27	to	$23.67	$93	0.63%	0.65%	to	0.85%	13.95%	to	14.17%
20.42	to	$10.74	$68	0.08%	0.65%	to	0.85%	12.48%	to	12.71%
18.16	to	$9.53	$67	0.35%	0.65%	to	0.85%	(4.84) %	to	(4.65) %
29.75	to	$13.35	$92	0.00%	0.49%	to	0.85%	25.53%	to	25.98%
23.70	to	$10.60	$106	0.00%	0.49%	to	0.85%	(15.81) %	to	(15.53) %
28.15	to	$12.55	$69	0.00%	0.49%	to	0.85%	13.10%	to	13.51%
24.89	to	$11.05	$39	0.00%	0.49%	to	0.85%	11.12%	to	11.51%
22.39	to	$22.39	$33	0.00%	0.85%	to	0.85%	(6.33) %	to	(6.33) %
7.64	to	$7.64	$235	0.00%	0.85%	to	0.85%	34.73%	to	34.73%
5.67	to	$15.35	$274	0.00%	0.85%	to	0.85%	(1.31) %	to	(1.30) %
15.55	to	$5.74	$303	0.00%	0.85%	to	0.85%	33.99%	to	33.99%
11.61	to	$4.29	$229	0.00%	0.85%	to	0.85%	(1.59) %	to	(1.58) %
11.79	to	$4.36	$234	0.00%	0.85%	to	0.85%	5.91%	to	5.91%
10.64	to	$10.72	$646	1.68%	0.49%	to	0.65%	17.93%	to	18.11%
9.02	to	$9.08	$91	0.66%	0.49%	to	0.65%	(18.35)%	to	(18.22)%
11.10	to	$11.10	$44	0.75%	0.49%	to	0.49%	22.56%	to	22.56%
9.06	to	$9.06	$9	0.87%	0.49%	to	0.49%	0.59%	to	0.59%
9.00	to	$9.00	$4	0.00%	0.49%	to	0.49%	(9.96)%	to	(9.96)%
34.69	to	$15.62	$226	1.44%	0.49%	to	0.85%	21.55%	to	21.99%
28.54	to	$28.54	$506	2.17%	0.85%	to	0.85%	(0.18) %	to	(0.18) %
28.59	to	$28.59	$534	1.62%	0.85%	to	0.85%	17.43%	to	17.43%
24.35	to	$24.35	$455	2.24%	0.85%	to	0.85%	3.72%	to	3.72%
23.47	to	$23.47	$439	1.87%	0.85%	to	0.85%	(0.23) %	to	(0.23) %
24.29	to	$15.27	$3,344	1.77%	0.65%	to	0.85%	21.24%	to	21.48%
20.03	to	$12.57	$2,316	1.79%	0.65%	to	0.85%	(0.42) %	to	(0.22) %
20.12	to	$12.60	$2,213	1.39%	0.65%	to	0.85%	17.14%	to	17.37%
17.17	to	$10.73	$1,857	1.94%	0.65%	to	0.85%	3.45%	to	3.65%
16.60	to	$10.36	$1,974	1.61%	0.65%	to	0.85%	(0.44) %	to	(0.24) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS		At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	(lowest to highest)			Total Return
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES
2019	183	$24.24	to	$11.33	$2,262	3.46%	0.49%	to	0.85%	8.65%	to	9.03%
2018	157	$22.31	to	$10.39	$1,823	3.60%	0.49%	to	0.85%	(1.84)%	to	(1.49) %
2017	48	$22.73	to	$10.55	$722	2.94%	0.49%	to	0.85%	2.74%	to	3.12%
2016	51	$22.12	to	$10.23	$757	3.17%	0.49%	to	0.85%	1.60%	to	1.96%
2015	27	$21.78	to	$10.04	$509	2.34%	0.49%	to	0.85%	(0.63)%	to	(0.27) %
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES
2019	107	$10.95	to	$15.88	$1,700	2.63%	0.65%	to	0.85%	8.36%	to	8.57%
2018	134	$15.27	to	$10.20	$1,979	2.67%	0.65%	to	0.85%	(2.13)%	to	(1.92) %
2017	145	$15.60	to	$10.40	$2,189	2.45%	0.65%	to	0.85%	2.48%	to	2.69%
2016	164	$15.22	to	$10.13	$2,421	2.30%	0.65%	to	0.85%	1.36%	to	1.56%
2015	195	$15.02	to	$9.97	$2,852	1.87%	0.65%	to	0.85%	(0.91)%	to	(0.71) %
JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO
2019	26	$31.48	to	$15.33	$623	0.97%	0.49%	to	0.85%	27.95%	to	28.42%
2018	27	$24.60	to	$11.94	$501	1.12%	0.49%	to	0.85%	(7.66)%	to	(7.33) %
2017	23	$26.64	to	$12.81	$489	0.78%	0.65%	to	0.85%	25.95%	to	26.21%
2016	25	$21.15	to	$10.19	$431	1.08%	0.49%	to	0.85%	1.21%	to	1.58%
2015	26	$20.90	to	$10.03	$449	0.66%	0.49%	to	0.85%	(3.12)%	to	(2.76) %
JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO INSTITUTIONAL SHARES
(Effective date 05/29/2014)
2019	4	$26.83	to	$26.83	$107	0.49%	0.49%	to	0.49%	44.47%	to	44.47%
2018	9	$18.41	to	$18.58	$160	0.96%	0.49%	to	0.69%	0.49%	to	0.69%
2017	5	$18.32	to	$18.45	$87	0.00%	0.49%	to	0.69%	44.10%	to	44.38%
JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO SERVICE SHARES
(Effective date 05/01/2014)
2019	9	$25.97	to	$27.18	$248	0.55%	0.65%	to	0.85%	43.59%	to	43.88%
2018	14	$18.71	to	$18.25	$254	1.01%	0.65%	to	0.85%	0.05%	to	0.25%
2017	12	$18.70	to	$18.20	$223	0.00%	0.65%	to	0.85%	43.69%	to	43.98%
JANUS HENDERSON VIT OVERSEAS PORTFOLIO INSTITUTIONAL SHARES
2019	2	$28.04	to	$28.04	$48	1.78%	0.85%	to	0.85%	25.94%	to	25.94%
2018	3	$22.26	to	$22.26	$57	1.72%	0.85%	to	0.85%	(15.67)%	to	(15.67) %
2017	3	$26.40	to	$26.40	$86	1.65%	0.85%	to	0.85%	30.01%	to	30.01%
2016	4	$20.30	to	$20.30	$89	4.99%	0.85%	to	0.85%	(7.24)%	to	(7.24) %
2015	4	$21.89	to	$21.89	$121	0.55%	0.85%	to	0.85%	(9.37)%	to	(9.37) %
JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES
2019	16	$10.58	to	$10.58	$168	1.88%	0.85%	to	0.85%	25.64%	to	25.64%
2018	25	$8.42	to	$8.42	$212	1.82%	0.85%	to	0.85%	(15.86)%	to	(15.86) %
2017	28	$10.01	to	$10.01	$284	1.57%	0.85%	to	0.85%	29.69%	to	29.69%
2016	32	$7.72	to	$7.72	$244	4.70%	0.85%	to	0.85%	(7.49)%	to	(7.49) %
2015	45	$8.34	to	$8.34	$377	0.55%	0.85%	to	0.85%	(9.57)%	to	(9.57) %
JANUS HENDERSON VIT RESEARCH PORTFOLIO
2019	8	$44.00	to	$44.00	$343	0.46%	0.85%	to	0.85%	34.37%	to	34.37%
2018	8	$32.74	to	$32.74	$259	0.55%	0.85%	to	0.85%	(3.40)%	to	(3.40) %
2017	8	$33.90	to	$33.90	$271	0.39%	0.85%	to	0.85%	26.80%	to	26.80%
2016	10	$26.73	to	$26.73	$267	0.54%	0.85%	to	0.85%	(0.35)%	to	(0.35) %
2015	11	$26.83	to	$26.83	$282	0.64%	0.85%	to	0.85%	4.45%	to	4.45%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS		At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	(lowest to highest)				Total Return
JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO
2019	2	$14.97	to	$15.28	$33	0.40%	0.49%	to	0.85%	23.52%	to	23.97%
2018	2	$12.12	to	$12.32	$27	0.38%	0.49%	to	0.85%	(12.68)%	to	(12.36)%
2017	2	$13.88	to	$14.06	$33	0.33%	0.49%	to	0.85%	14.26%	to	14.66%
2016	2	$12.15	to	$12.26	$30	0.31%	0.49%	to	0.85%	19.20%	to	19.63%
2015	5	$10.19	to	$10.25	$46	0.06%	0.49%	to	0.85%	(6.08)%	to	(5.75)%
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
2019	59	$18.47	to	$10.34	$917	0.83%	0.49%	to	0.85%	17.14%	to	17.56%
2018	78	$15.77	to	$8.80	$1,041	1.92%	0.49%	to	0.85%	(19.25) %	to	(18.96) %
2017	74	$19.53	to	$10.85	$1,243	1.96%	0.49%	to	0.85%	26.75%	to	27.20%
2016	56	$15.41	to	$8.53	$800	1.03%	0.49%	to	0.85%	19.76%	to	20.20%
2015	59	$12.86	to	$7.10	$714	1.21%	0.49%	to	0.85%	(20.73) %	to	(20.45) %
LVIP BARON GROWTH OPPORTUNITIES FUND
2019	30	$58.82	to	$17.52	$1,497	0.00%	0.49%	to	0.85%	35.23%	to	35.73%
2018	30	$43.50	to	$12.91	$1,163	0.00%	0.49%	to	0.85%	(4.75) %	to	(4.40) %
2017	37	$45.67	to	$13.50	$1,505	0.00%	0.49%	to	0.85%	26.16%	to	26.62%
2016	42	$36.20	to	$10.66	$1,401	0.54%	0.49%	to	0.85%	4.68%	to	5.05%
2015	41	$34.58	to	$17.82	$1,308	0.00%	0.65%	to	0.85%	(5.58) %	to	(5.39) %
MFS VIT II INTERNATIONAL INTRINSIC VALUE PORTFOLIO
2019	59	$30.57	to	$14.94	$1,470	1.27%	0.49%	to	0.85%	24.59%	to	25.05%
2018	82	$24.54	to	$11.95	$1,590	0.88%	0.49%	to	0.85%	(10.49) %	to	(10.17) %
2017	91	$27.41	to	$13.30	$2,110	1.23%	0.49%	to	0.85%	25.75%	to	26.20%
2016	58	$21.80	to	$10.54	$1,201	1.13%	0.49%	to	0.85%	2.96%	to	3.33%
2015	49	$21.17	to	$10.20	$964	2.17%	0.49%	to	0.85%	5.42%	to	5.80%
MFS VIT III MID CAP VALUE PORTFOLIO
(Effective date 04/28/2017)
2019	19	$12.53	to	$12.59	$241	1.30%	0.49%	to	0.65%	30.27%	to	30.48%
2018	20	$9.62	to	$9.65	$191	1.19%	0.49%	to	0.65%	(12.03)%	to	(11.88)%
2017	2	$10.94	to	$10.95	$23	0.11%	0.49%	to	0.65%	9.35%	to	9.47%
MFS VIT UTILITIES SERIES
2019	26	$19.31	to	$13.39	$452	3.73%	0.49%	to	0.85%	23.74%	to	24.19%
2018	23	$10.61	to	$15.94	$367	1.12%	0.65%	to	0.85%	(0.05) %	to	0.15%
2017	18	$15.61	to	$15.92	$277	4.12%	0.65%	to	0.85%	13.52%	to	13.76%
2016	18	$13.75	to	$13.99	$249	3.59%	0.65%	to	0.85%	10.30%	to	10.52%
2015	21	$12.47	to	$12.66	$266	3.60%	0.65%	to	0.85%	(15.47) %	to	(15.32) %
MORGAN STANLEY VIF U.S. REAL ESTATE PORTFOLIO
2019	12	$54.96	to	$54.96	$681	1.92%	0.85%	to	0.85%	17.93%	to	17.93%
2018	17	$46.60	to	$46.60	$780	2.67%	0.85%	to	0.85%	(8.50) %	to	(8.50) %
2017	18	$50.93	to	$50.93	$937	1.54%	0.85%	to	0.85%	2.24%	to	2.24%
2016	22	$49.82	to	$49.82	$1,087	1.29%	0.85%	to	0.85%	5.91%	to	5.91%
2015	24	$47.04	to	$47.04	$1,157	1.32%	0.85%	to	0.85%	1.31%	to	1.31%
NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO
2019	1	$19.04	to	$19.04	$16	0.23%	0.85%	to	0.85%	15.45%	to	15.45%
2018	1	$16.49	to	$16.49	$14	0.23%	0.85%	to	0.85%	(16.20) %	to	(16.20) %
2017	1	$19.68	to	$19.68	$19	0.49%	0.85%	to	0.85%	15.36%	to	15.36%
2016	1	$17.06	to	$17.06	$17	0.25%	0.85%	to	0.85%	15.01%	to	15.01%
2015	1	$14.84	to	$14.84	$15	0.35%	0.85%	to	0.85%	(9.29) %	to	(9.29) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS		At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	(lowest to highest)				Total Return
NVIT MID CAP INDEX FUND
2019	47	$41.82	to	$15.41	$1,060	1.17%	0.49%	to	0.85%	24.35%	to	24.80%
2018	49	$33.63	to	$12.34	$970	1.17%	0.49%	to	0.85%	(12.32) %	to	(12.00) %
2017	42	$38.36	to	$14.03	$1,057	0.92%	0.49%	to	0.85%	14.60%	to	15.01%
2016	40	$33.47	to	$12.20	$938	1.10%	0.49%	to	0.85%	19.00%	to	19.43%
2015	37	$28.13	to	$10.19	$793	0.89%	0.65%	to	0.85%	(3.60) %	to	(3.39) %
PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO
2019	20	$5.99	to	$6.05	$123	4.51%	0.49%	to	0.69%	10.66%	to	10.90%
2018	20	$5.41	to	$5.46	$110	2.06%	0.49%	to	0.69%	(14.73)%	to	(14.55)%
2017	21	$6.35	to	$6.39	$132	7.36%	0.49%	to	0.69%	1.47%	to	1.65%
2016	2	$6.25	to	$6.29	$10	1.11%	0.49%	to	0.69%	14.37%	to	14.58%
2015	2	$5.47	to	$5.49	$9	2.77%	0.49%	to	0.69%	(26.22)%	to	(26.06)%
PIMCO VIT EMERGING MARKETS BOND PORTFOLIO
(Effective date 04/28/2017)
2019	2	$11.20	to	$11.20	$21	4.42%	0.49%	to	0.49%	14.20%	to	14.20%
2018	2	$9.81	to	$9.81	$19	3.40%	0.49%	to	0.49%	(5.20)%	to	(5.20)%
PIMCO VIT HIGH YIELD PORTFOLIO
2019	115	$24.85	to	$12.74	$1,773	4.90%	0.49%	to	0.85%	13.75%	to	14.19%
2018	51	$21.85	to	$11.16	$920	5.09%	0.49	% to	0.85%	(3.48) %	to	(3.13) %
2017	46	$22.63	to	$11.52	$912	4.84%	0.49%	to	0.85%	5.71%	to	6.08%
2016	43	$21.41	to	$10.86	$817	4.86%	0.49%	to	0.85%	11.46%	to	11.90%
2015	40	$19.21	to	$9.68	$709	5.12%	0.65%	to	0.85%	(2.48) %	to	(2.26) %
PIMCO VIT LOW DURATION PORTFOLIO
2019	267	$13.71	to	$10.44	$3,316	2.75%	0.49%	to	0.85%	3.14%	to	3.52%
2018	249	$13.29	to	$10.08	$3,033	1.92%	0.49%	to	0.85%	(0.51)%	to	(0.15) %
2017	252	$13.36	to	$10.10	$3,085	1.34%	0.49%	to	0.85%	0.50%	to	0.85%
2016	268	$13.29	to	$10.01	$3,308	1.49%	0.49%	to	0.85%	0.54%	to	0.92%
2015	275	$13.22	to	$9.92	$3,369	3.36%	0.49%	to	0.85%	(0.53) %	to	(0.18) %
PIMCO VIT REAL RETURN PORTFOLIO
2019	13	$10.70	to	$10.62	$136	1.66%	0.49%	to	0.85%	7.52%	to	7.90%
2018	13	$9.95	to	$9.84	$129	2.56%	0.49%	to	0.85%	(3.04)%	to	(2.69)%
2017	13	$10.27	to	$10.12	$132	2.24%	0.49%	to	0.85%	2.78%	to	3.15%
2016	9	$9.76	to	$9.81	$92	2.45%	0.49%	to	0.69%	4.48%	to	4.67%
2015	1	$9.34	to	$9.37	$13	8.86%	0.49%	to	0.69%	(3.38)%	to	(3.17)%
PIMCO VIT TOTAL RETURN PORTFOLIO
2019	338	$17.64	to	$11.48	$4,830	3.00%	0.49%	to	0.85%	7.44%	to	7.84%
2018	301	$16.42	to	$10.64	$4,126	2.55%	0.49%	to	0.85%	(1.38) %	to	(1.02) %
2017	279	$16.65	to	$10.75	$4,012	2.02%	0.49%	to	0.85%	4.03%	to	4.41%
2016	264	$16.01	to	$10.30	$3,764	2.07%	0.49%	to	0.85%	1.81%	to	2.18%
2015	193	$15.72	to	$10.08	$2,836	4.91%	0.49%	to	0.85%	(0.40) %	to	(0.05) %
PIONEER FUND VCT PORTFOLIO
2019	24	$34.16	to	$17.94	$535	0.71%	0.49%	to	0.85%	30.22%	to	30.69%
2018	7	$26.23	to	$18.65	$146	1.14%	0.65%	to	0.85%	(2.35) %	to	(2.15) %
2017	7	$26.86	to	$19.06	$150	1.16%	0.65%	to	0.85%	20.69%	to	20.93%
2016	8	$22.26	to	$15.76	$152	1.33%	0.65%	to	0.85%	8.89%	to	9.10%
2015	10	$20.44	to	$14.45	$169	1.09%	0.65%	to	0.85%	(0.91) %	to	(0.71) %

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS		At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	(lowest to highest)				Total Return
PIONEER MID CAP VALUE VCT PORTFOLIO
2019	8	$19.75	to	$18.94	$167	1.04%	0.65%	to	0.85%	27.00%	to	27.25%
2018	9	$15.55	to	$14.88	$138	0.45%	0.65%	to	0.85%	(20.18) %	to	(20.02) %
2017	9	$19.49	to	$18.61	$165	0.61%	0.65%	to	0.85%	11.92%	to	12.13%
2016	8	$17.41	to	$16.59	$146	0.48%	0.65%	to	0.85%	15.24%	to	15.48%
2015	9	$15.11	to	$14.37	$131	0.55%	0.65%	to	0.85%	(7.14) %	to	(6.96) %
PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO
2019	6	$39.72	to	$17.68	$188	0.00%	0.49%	to	0.85%	31.96%	to	32.43%
2018	12	$30.10	to	$13.35	$216	0.00%	0.49%	to	0.85%	(7.28) %	to	(6.94) %
2017	13	$32.47	to	$14.35	$268	0.08%	0.49%	to	0.85%	28.93%	to	29.40%
2016	8	$25.18	to	$11.09	$155	0.00%	0.49%	to	0.85%	2.86%	to	3.23%
2015	5	$24.48	to	$19.05	$112	0.00%	0.85%	to	0.85%	0.77%	to	0.77%
PRUDENTIAL SERIES FUND EQUITY PORTFOLIO
2019	7	$33.69	to	$33.69	$192	0.00%	0.85%	to	0.85%	27.27%	to	27.27%
2018	7	$26.47	to	$21.05	$163	0.00%	0.85%	to	0.85%	(6.03)%	to	(6.04)%
2017	14	$28.17	to	$13.63	$290	0.00%	0.49%	to	0.85%	24.23%	to	24.68%
2016	17	$22.68	to	$10.93	$270	0.00%	0.49%	to	0.85%	2.48%	to	2.84%
2015	19	$22.13	to	$10.63	$299	0.00%	0.49%	to	0.85%	1.10%	to	1.47%
PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO
2019	2	$9.21	to	$9.21	$17	0.00%	0.85%	to	0.85%	9.32%	to	9.32%
2018	2	$8.42	to	$8.42	$15	0.00%	0.85%	to	0.85%	(19.11) %	to	(19.11) %
2017	2	$10.41	to	$10.41	$19	0.00%	0.85%	to	0.85%	(1.38) %	to	(1.38) %
2016	2	$10.56	to	$10.56	$19	0.00%	0.85%	to	0.85%	23.77%	to	23.77%
2015	4	$8.53	to	$8.53	$37	0.00%	0.85%	to	0.85%	(29.45) %	to	(29.45) %
PUTNAM VT EQUITY INCOME FUND
2019	49	$27.83	to	$16.20	$1,003	1.57%	0.49%	to	0.85%	29.30%	to	29.77%
2018	37	$21.53	to	$12.48	$625	0.67%	0.49%	to	0.85%	(9.27)%	to	(8.94)%
2017	41	$23.73	to	$13.71	$796	1.68%	0.49%	to	0.85%	17.77%	to	18.19%
2016	47	$20.15	to	$11.60	$800	1.90%	0.49%	to	0.85%	12.69%	to	13.09%
2015	50	$17.88	to	$10.26	$761	1.49%	0.49%	to	0.85%	(3.87)%	to	(3.52)%
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
(Effective date 04/29/2016)
2019	12	$13.04	to	$13.14	$153	1.02%	0.65%	to	0.85%	16.42%	to	16.66%
2018	7	$11.26	to	$11.26	$77	2.07%	0.65%	to	0.65%	(7.63)%	to	(7.63)%
2017	7	$12.19	to	$12.19	$84	0.00%	0.65%	to	0.65%	14.92%	to	14.92%
PUTNAM VT GLOBAL HEALTH CARE FUND
2019	24	$25.27	to	$16.46	$509	0.00%	0.49%	to	0.85%	29.19%	to	29.66%
2018	28	$19.56	to	$12.70	$491	0.92%	0.49%	to	0.85%	(1.44)%	to	(1.08)%
2017	28	$19.84	to	$12.84	$511	0.52%	0.49%	to	0.85%	14.32%	to	14.74%
2016	32	$17.36	to	$11.19	$519	0.00%	0.49%	to	0.85%	(12.10)%	to	(11.79)%
2015	40	$19.75	to	$12.68	$731	0.00%	0.49%	to	0.85%	6.87%	to	7.27%
PUTNAM VT INCOME FUND
(Effective date 05/01/2015)
2019	17	$11.45	to	$11.54	$201	3.41%	0.49%	to	0.65%	11.52%	to	11.70%
2018	18	$10.33	to	$10.33	$186	3.21%	0.49%	to	0.49%	(0.13)%	to	(0.13)%
2017	18	$10.34	to	$10.34	$189	0.00%	0.49%	to	0.49%	5.39%	to	5.39%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS		At December 31			For the year or period ended December 31
	Units		Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value	(000s)	Income Ratio	(lowest to highest)	Total Return
PUTNAM VT INTERNATIONAL VALUE FUND
(Effective date 05/01/2015)
2019	6	$
2018	8	$
2017	7	$
2016	4	$
PUTNAM VT MORTGAGE SECURITIES FUND
2019	61	$
2018	47	$
2017	48	$
2016	33	$
2015	46	$
PUTNAM VT MULTI-CAP CORE FUND
2019	5	$
2018	5	$
2017	8	$
2016	11	$
2015	11	$
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO
2019	4	$
2018	5	$
2017	5	$
2016	5	$
2015	5	$
SCHWAB GOVERNMENT MONEY MARKET PORTFOLIO
2019	657	$
2018	710	$
2017	470	$
2016	474	$
2015	462	$
SCHWAB S&P 500 INDEX PORTFOLIO
2019	909	$
2018	877	$
2017	665	$
2016	615	$
2015	595	$
SCHWAB VIT BALANCED PORTFOLIO
(Effective date 04/29/2016)
2019	17	$
2018	9	$
SCHWAB VIT BALANCED WITH GROWTH PORTFOLIO
(Effective date 04/29/2016)
2019	44	$
2018	46	$
2017	147	$
SCHWAB VIT GROWTH PORTFOLIO
(Effective date 04/29/2016)
2019	16	$
2018	18	$
11.03	to	$11.03	$68	3.32%	0.49%	to	0.49%	19.85%	to	19.85%
9.20	to	$9.20	$71	2.21%	0.49%	to	0.49%	(17.79)%	to	(17.79)%
11.19	to	$11.19	$80	1.42%	0.49%	to	0.49%	24.45%	to	24.45%
8.99	to	$8.99	$38	0.00%	0.49%	to	0.49%	0.80%	to	0.80%
12.19	to	$11.20	$708	1.95%	0.49%	to	0.85%	12.25%	to	12.64%
10.86	to	$9.94	$485	2.72%	0.49%	to	0.85%	(1.76)%	to	(1.39)%
11.05	to	$10.08	$503	1.18%	0.49%	to	0.85%	1.11%	to	1.46%
10.93	to	$9.94	$366	2.13%	0.49%	to	0.85%	(0.65)%	to	(0.28)%
11.00	to	$11.13	$505	1.08%	0.65%	to	0.85%	(1.49)%	to	(1.29)%
17.34	to	$17.49	$95	1.34%	0.49%	to	0.65%	31.15%	to	31.36%
13.22	to	$13.32	$73	1.37%	0.49%	to	0.65%	(8.05)%	to	(7.90)%
14.74	to	$14.46	$123	1.36%	0.49%	to	0.65%	22.35%	to	22.54%
12.05	to	$11.80	$126	1.50%	0.49%	to	0.65%	11.62%	to	11.80%
10.79	to	$10.55	$113	0.81%	0.49%	to	0.65%	(2.59)%	to	(2.44)%
26.18	to	$12.35	$91	0.40%	0.49%	to	0.85%	17.43%	to	17.86%
22.30	to	$10.48	$99	0.29%	0.49%	to	0.85%	(9.28) %	to	(8.94) %
24.58	to	$11.50	$118	0.74%	0.49%	to	0.85%	4.22%	to	4.59%
23.58	to	$23.95	$128	1.70%	0.65%	to	0.85%	19.52%	to	19.75%
19.73	to	$20.00	$108	0.35%	0.65%	to	0.85%	(12.72) %	to	(12.54) %
12.70	to	$10.11	$7,892	1.88%	0.49%	to	0.85%	1.04%	to	1.41%
12.57	to	$9.97	$8,301	1.55%	0.49%	to	0.85%	0.66%	to	1.03%
12.48	to	$9.87	$5,523	0.45%	0.49%	to	0.85%	(0.41) %	to	(0.05) %
12.53	to	$9.88	$5,643	0.01%	0.49%	to	0.85%	(0.83) %	to	(0.47) %
12.64	to	$9.92	$5,412	0.01%	0.49%	to	0.85%	(0.83) %	to	(0.48) %
46.38	to	$18.23	$22,537	1.72%	0.49%	to	0.85%	30.37%	to	30.83%
35.57	to	$13.93	$18,992	1.65%	0.49%	to	0.85%	(5.22) %	to	(4.87) %
37.53	to	$14.64	$17,442	1.63%	0.49%	to	0.85%	20.70%	to	21.13%
31.10	to	$12.09	$14,205	1.77%	0.49%	to	0.85%	10.74%	to	11.14%
28.08	to	$10.88	$12,722	1.61%	0.49%	to	0.85%	0.31%	to	0.67%
11.96	to	$12.04	$205	1.93%	0.49%	to	0.69%	13.46%	to	13.69%
10.59	to	$10.59	$91	1.34%	0.49%	to	0.49%	(5.10)%	to	(5.10)%
12.68	to	$12.77	$563	1.85%	0.49%	to	0.69%	17.24%	to	17.47%
10.81	to	$10.87	$498	2.12%	0.49%	to	0.69%	(7.35)%	to	(7.17)%
11.67	to	$11.71	$1,716	0.27%	0.49%	to	0.69%	12.92%	to	13.15%
13.32	to	$13.42	$208	1.70%	0.49%	to	0.69%	20.01%	to	20.25%
11.10	to	$11.16	$203	1.34%	0.49%	to	0.69%	(8.99)%	to	(8.80)%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS		At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	(lowest to highest)				Total Return
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
2019	6	$19.87	to	$20.09	$120	0.00%	0.49%	to	0.69%	28.06%	to	28.32%
2018	2	$15.66	to	$15.66	$30	0.00%	0.49%	to	0.49%	0.62%	to	0.62%
2017	2	$15.56	to	$15.56	$27	0.00%	0.49%	to	0.49%	26.97%	to	26.97%
2016	3	$12.26	to	$12.26	$40	0.00%	0.49%	to	0.49%	(10.92)%	to	(10.92)%
2015	3	$13.76	to	$13.76	$45	0.00%	0.49%	to	0.49%	12.22%	to	12.22%
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II
2019	8	$19.63	to	$19.63	$153	0.00%	0.65%	to	0.65%	27.80%	to	27.80%
2018	1	$15.22	to	$15.36	$15	0.00%	0.65%	to	0.85%	(0.01)%	to	0.20%
2017	1	$15.22	to	$15.33	$15	0.00%	0.65%	to	0.85%	26.23%	to	26.48%
2016	6	$12.46	to	$12.12	$75	0.00%	0.65%	to	0.85%	(11.47)%	to	(11.29)%
2015	6	$14.07	to	$13.67	$88	0.00%	0.65%	to	0.85%	11.51%	to	11.75%
TEMPLETON FOREIGN VIP FUND
2019	18	$12.86	to	$9.36	$195	1.62%	0.49%	to	0.85%	11.58%	to	11.98%
2018	34	$11.52	to	$8.36	$338	2.75%	0.49%	to	0.85%	(16.16)%	to	(15.86)%
2017	58	$13.75	to	$9.93	$714	2.77%	0.49%	to	0.85%	15.71%	to	16.13%
2016	72	$11.88	to	$8.55	$771	1.91%	0.49%	to	0.85%	6.27%	to	6.66%
2015	58	$11.18	to	$8.02	$607	3.20%	0.49%	to	0.85%	(7.28)%	to	(6.95)%
TEMPLETON GLOBAL BOND VIP FUND
2019	27	$10.03	to	$10.05	$276	9.18%	0.49%	to	0.85%	1.15%	to	1.51%
2018	80	$9.92	to	$9.90	$791	0.00%	0.49%	to	0.85%	1.07%	to	1.43%
2017	73	$9.82	to	$9.76	$718	0.00%	0.49%	to	0.85%	1.07%	to	1.43%
2016	32	$9.71	to	$9.63	$309	0.00%	0.49%	to	0.85%	2.06%	to	2.44%
2015	34	$9.52	to	$9.40	$323	7.81%	0.49%	to	0.85%	(5.12)%	to	(4.77)%
THIRD AVENUE VALUE PORTFOLIO VARIABLE SERIES
2019	4	$10.63	to	$11.51	$43	0.27%	0.65%	to	0.85%	11.52%	to	11.73%
2018	4	$9.53	to	$10.30	$40	1.72%	0.65%	to	0.85%	(21.02) %	to	(20.86) %
2017	5	$12.07	to	$13.02	$65	0.84%	0.65%	to	0.85%	12.62%	to	12.86%
2016	5	$10.72	to	$11.53	$59	0.91%	0.65%	to	0.85%	11.28%	to	11.50%
2015	8	$9.63	to	$10.34	$93	3.33%	0.65%	to	0.85%	(9.66) %	to	(9.48) %
TOUCHSTONE VST BOND FUND
2019	80	$13.79	to	$10.83	$1,040	1.34%	0.49%	to	0.85%	9.53%	to	9.92%
2018	79	$12.58	to	$9.85	$931	2.41%	0.49%	to	0.85%	(2.71) %	to	(2.36)%
2017	82	$12.94	to	$10.09	$985	0.00%	0.49%	to	0.85%	2.80%	to	3.17%
2016	70	$12.59	to	$9.78	$810	1.78%	0.49%	to	0.85%	(0.04) %	to	0.32%
2015	86	$12.59	to	$9.75	$1,005	3.06%	0.49%	to	0.85%	(2.12) %	to	(1.76) %
TOUCHSTONE VST COMMON STOCK FUND
2019	9	$36.72	to	$16.73	$294	0.53%	0.49%	to	0.85%	27.49%	to	27.96%
2018	11	$28.80	to	$13.07	$285	1.24%	0.49%	to	0.85%	(8.83)%	to	(8.50)%
2017	11	$31.59	to	$14.29	$305	0.01%	0.49%	to	0.85%	20.48%	to	20.91%
2016	6	$26.22	to	$26.63	$155	1.77%	0.65%	to	0.85%	10.32%	to	10.54%
2015	6	$23.77	to	$24.09	$141	2.77%	0.65%	to	0.85%	(0.66) %	to	(0.46) %
TOUCHSTONE VST COMMON STOCK FUND CLASS SC
2019	17	$36.51	to	$16.34	$415	1.24%	0.49%	to	0.85%	26.22%	to	26.67%
2018	17	$28.93	to	$12.90	$330	0.47%	0.49%	to	0.85%	(8.76) %	to	(8.42) %
2017	7	$31.70	to	$32.26	$232	0.57%	0.65%	to	0.85%	12.68%	to	12.91%
2016	7	$28.13	to	$28.57	$196	0.00%	0.65%	to	0.85%	12.16%	to	12.38%
2015	7	$25.09	to	$25.42	$174	0.00%	0.65%	to	0.85%	1.11%	to	1.31%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS		At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	(lowest to highest)				Total Return
TOUCHSTONE VST SMALL COMPANY FUND
2019	5	$37.34	to	$16.25	$176	0.02%	0.49%	to	0.85%	20.37%	to	20.80%
2018	6	$31.02	to	$13.45	$160	0.00%	0.49%	to	0.85%	(8.76) %	to	(8.43) %
2017	5	$34.00	to	$14.69	$153	0.06%	0.49%	to	0.85%	18.12%	to	18.54%
2016	2	$28.79	to	$12.40	$65	0.09%	0.49%	to	0.85%	19.21%	to	19.63%
2015	1	$24.15	to	$24.47	$27	0.00%	0.65%	to	0.85%	(2.17) %	to	(1.98) %
VAN ECK VIP GLOBAL HARD ASSETS FUND
2019	11	$9.08	to	$9.28	$104	0.00%	0.65%	to	0.85%	10.60%	to	10.82%
2018	7	$4.85	to	$8.37	$56	0.00%	0.65%	to	0.85%	(29.03) %	to	(28.89)%
2017	20	$11.57	to	$6.92	$214	0.00%	0.49%	to	0.85%	(2.80)%	to	(2.44)%
2016	44	$11.90	to	$7.10	$447	0.36%	0.49%	to	0.85%	42.20%	to	42.70%
2015	39	$8.37	to	$4.97	$284	0.03%	0.49%	to	0.85%	(34.19)%	to	(33.94)%
VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND
2019	18	$12.35	to	$12.61	$223	0.33%	0.65%	to	0.85%	11.67%	to	11.89%
2018	19	$11.06	to	$11.27	$205	8.23%	0.65%	to	0.85%	(6.94) %	to	(6.75) %
2017	22	$11.88	to	$9.56	$260	2.37%	0.49%	to	0.85%	11.30%	to	11.70%
2016	29	$10.68	to	$8.56	$301	0.00%	0.49%	to	0.85%	5.52%	to	5.90%
2015	39	$10.12	to	$8.08	$385	6.39%	0.49%	to	0.85%	(13.82) %	to	(13.51) %
VANGUARD VIF CAPITAL GROWTH PORTFOLIO
2019	9	$19.47	to	$19.69	$177	1.10%	0.49%	to	0.69%	25.63%	to	25.88%
2018	9	$15.50	to	$15.64	$137	0.82%	0.49%	to	0.69%	(1.86)%	to	(1.67)%
2017	13	$15.79	to	$15.91	$209	0.47%	0.49%	to	0.69%	27.95%	to	28.20%
2016	4	$12.34	to	$12.41	$48	1.26%	0.49%	to	0.69%	10.08%	to	10.30%
2015	4	$11.21	to	$11.25	$44	0.00%	0.49%	to	0.69%	1.92%	to	2.12%
VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO
(Effective date 05/29/2014)
2019	9	$14.41	to	$14.41	$132	3.21%	0.49%	to	0.49%	25.08%	to	25.08%
2018	5	$11.52	to	$11.52	$62	2.26%	0.49%	to	0.49%	(9.56)%	to	(9.56)%
2017	12	$12.65	to	$12.74	$154	0.00%	0.49%	to	0.69%	12.39%	to	12.61%
VANGUARD VIF MID-CAP INDEX PORTFOLIO
2019	33	$16.16	to	$16.34	$542	1.50%	0.49%	to	0.69%	29.97%	to	30.23%
2018	15	$12.43	to	$12.55	$189	1.04%	0.49%	to	0.69%	(9.96)%	to	(9.77)%
2017	13	$13.81	to	$13.91	$181	0.67%	0.49%	to	0.69%	18.27%	to	18.50%
2016	5	$11.68	to	$11.74	$57	1.35%	0.49%	to	0.69%	10.35%	to	10.58%
2015	3	$10.58	to	$10.62	$36	0.89%	0.49%	to	0.69%	(2.11)%	to	(1.92)%
VANGUARD VIF REAL ESTATE INDEX PORTFOLIO
2019	19	$15.31	to	$15.48	$289	2.96%	0.49%	to	0.69%	27.92%	to	28.18%
2018	11	$11.97	to	$12.08	$127	2.34%	0.49%	to	0.69%	(6.00)%	to	(5.82)%
2017	8	$12.73	to	$12.82	$96	1.86%	0.49%	to	0.69%	4.05%	to	4.26%
2016	4	$12.24	to	$12.30	$52	2.45%	0.49%	to	0.69%	7.62%	to	7.83%
2015	1	$11.37	to	$11.41	$7	0.00%	0.49%	to	0.69%	1.52%	to	1.72%
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
2019	16	$17.11	to	$17.31	$274	0.49%	0.49%	to	0.69%	27.23%	to	27.48%
2018	15	$13.45	to	$13.58	$209	0.34%	0.49%	to	0.69%	(7.91)%	to	(7.72)%
2017	11	$14.61	to	$14.71	$159	0.39%	0.49%	to	0.69%	22.62%	to	22.86%
2016	7	$11.91	to	$11.97	$89	0.32%	0.49%	to	0.69%	14.15%	to	14.38%
2015	4	$10.44	to	$10.47	$39	0.31%	0.49%	to	0.69%	(3.42)%	to	(3.23)%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS		At December 31					For the year or period ended December 31
	Units				Net Assets	Investment	Expense Ratio
INVESTMENT DIVISIONS	(000s)	Unit Fair Value			(000s)	Income Ratio	(lowest to highest)				Total Return
WELLS FARGO VT DISCOVERY FUND
2019	3	$31.51	to	$32.25	$96	0.00%	0.65%	to	0.85%	37.84%	to	38.12%
2018	1	$22.86	to	$23.35	$31	0.00%	0.65%	to	0.85%	(7.85) %	to	(7.67) %
2017	1	$14.19	to	$25.29	$35	0.00%	0.65%	to	0.85%	28.04%	to	28.30%
2016	1	$19.37	to	$19.71	$26	0.00%	0.65%	to	0.85%	6.74%	to	6.95%
2015	2	$18.15	to	$18.43	$37	0.00%	0.65%	to	0.85%	(2.30) %	to	(2.10) %
WELLS FARGO VT OMEGA GROWTH FUND
2019	5	$19.54	to	$19.09	$100	0.00%	0.65%	to	0.85%	35.89%	to	36.16%
2018	6	$14.38	to	$14.02	$87	0.00%	0.65%	to	0.85%	(0.59)%	to	(0.38)%
2017	6	$14.47	to	$14.08	$93	0.01%	0.65%	to	0.85%	33.46%	to	33.73%
2016	3	$10.84	to	$10.84	$29	0.00%	0.85%	to	0.85%	(0.33)%	to	(0.33)%
2015	3	$10.88	to	$10.88	$28	0.00%	0.85%	to	0.85%	0.49%	to	0.49%
WELLS FARGO VT OPPORTUNITY FUND
2019	6	$27.42	to	$25.56	$162	0.27%	0.65%	to	0.85%	30.36%	to	30.60%
2018	6	$21.03	to	$19.57	$130	0.19%	0.65%	to	0.85%	(7.94) %	to	(7.75) %
2017	7	$22.85	to	$21.22	$180	0.78%	0.65%	to	0.85%	19.42%	to	19.66%
2016	4	$19.13	to	$17.73	$98	2.11%	0.65%	to	0.85%	11.28%	to	11.51%
2015	5	$17.19	to	$15.90	$101	0.12%	0.65%	to	0.85%	(3.91) %	to	(3.71) %
* The Investment Division has units that round to less than 1,000 units.												(Concluded)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of Variable Annuity-1 Series Account and the Board of Directors of Great-West Life & Annuity Insurance Company of New York

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the investment divisions listed in Appendix A of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company of New York (the "Series Account") as of December 31, 2019, the related statements of operations and changes in net assets for the periods indicated in Appendix A, and the related notes. In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment divisions constituting the Series Account as of December 31, 2019, the results of their operations and the changes in their net assets for each of the periods indicated in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Series Account's management. Our responsibility is to express an opinion on the Series Account's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

The Series Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Series Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with mutual fund companies; when replies were not received from mutual fund companies, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

April 3, 2020

We have served as the auditor of one or more Great-West investment company separate accounts since 1981.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT- WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Report of Independent Registered Public Accounting Firm

APPENDIX A

Investment division	Statement of assets	Statement of	Statements of changes in net assets
	and liabilities	operations

AB VPS GROWTH AND	December 31, 2019	For the year ended	For each of the two years in the period
INCOME PORTFOLIO		December 31, 2019	ended December 31, 2019

AB VPS INTERNATIONAL	December 31, 2019	For the year ended	For each of the two years in the period
GROWTH PORTFOLIO		December 31, 2019	ended December 31, 2019

AB VPS INTERNATIONAL	December 31, 2019	For the year ended	For each of the two years in the period
VALUE PORTFOLIO		December 31, 2019	ended December 31, 2019

AB VPS LARGE CAP	December 31, 2019	For the year ended	For each of the two years in the period
GROWTH PORTFOLIO		December 31, 2019	ended December 31, 2019

AB VPS REAL ESTATE		For the period January	For the period January 1, 2019 to April
	N/A	1, 2019 to April 24,	24, 2019 and the year ended December
INVESTMENT PORTFOLIO
		2019	31, 2018

AB VPS SMALL/MID CAP	December 31, 2019	For the year ended	For each of the two years in the period
VALUE PORTFOLIO		December 31, 2019	ended December 31, 2019

ALGER CAPITAL	December 31, 2019	For the year ended	For each of the two years in the period
APPRECIATION PORTFOLIO		December 31, 2019	ended December 31, 2019

ALGER LARGE CAP	December 31, 2019	For the year ended	For each of the two years in the period
GROWTH PORTFOLIO		December 31, 2019	ended December 31, 2019

ALGER MID CAP GROWTH	December 31, 2019	For the year ended	For each of the two years in the period
PORTFOLIO		December 31, 2019	ended December 31, 2019

ALPS RED ROCKS LISTED		For the year ended	For each of the two years in the period
PRIVATE EQUITY	December 31, 2019
		December 31, 2019	ended December 31, 2019
PORTFOLIO

AMERICAN CENTURY		For the year ended	For each of the two years in the period
INVESTMENTS VP	December 31, 2019
		December 31, 2019	ended December 31, 2019
BALANCED FUND

AMERICAN CENTURY		For the year ended	For each of the two years in the period
INVESTMENTS VP INCOME	December 31, 2019
		December 31, 2019	ended December 31, 2019
& GROWTH FUND

AMERICAN CENTURY		For the year ended	For each of the two years in the period
INVESTMENTS VP	December 31, 2019
		December 31, 2019	ended December 31, 2019
INTERNATIONAL FUND

AMERICAN CENTURY		For the year ended	For each of the two years in the period
INVESTMENTS VP MID CAP	December 31, 2019
		December 31, 2019	ended December 31, 2019
VALUE FUND

AMERICAN CENTURY		For the year ended	For each of the two years in the period
INVESTMENTS VP VALUE	December 31, 2019
		December 31, 2019	ended December 31, 2019
FUND

AMERICAN FUNDS IS	December 31, 2019	For the year ended	For each of the two years in the period
GLOBAL GROWTH FUND		December 31, 2019	ended December 31, 2019

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT- WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Report of Independent Registered Public Accounting Firm

APPENDIX A

AMERICAN FUNDS IS		For the period March	For the period March 25, 2019 to
	December 31, 2019	25, 2019 to December
GROWTH-INCOME FUND			December 31, 2019
31, 2019
AMERICAN FUNDS IS		For the period	For the period February 20, 2019 to
	December 31, 2019	February 20, 2019 to	December 31, 2019 and for the period
INTERNATIONAL FUND
		December 31, 2019	March 19, 2018 to November 6, 2018

AMERICAN FUNDS IS NEW	December 31, 2019	For the year ended	For each of the two years in the period
WORLD FUND		December 31, 2019	ended December 31, 2019

BLACKROCK GLOBAL	December 31, 2019	For the year ended	For each of the two years in the period
ALLOCATION VI FUND		December 31, 2019	ended December 31, 2019

BNY MELLON IP MIDCAP	December 31, 2019	For the year ended	For each of the two years in the period
STOCK PORTFOLIO		December 31, 2019	ended December 31, 2019

BNY MELLON VIF	December 31, 2019	For the year ended	For each of the two years in the period
APPRECIATION PORTFOLIO		December 31, 2019	ended December 31, 2019

BNY MELLON VIF GROWTH	December 31, 2019	For the year ended	For each of the two years in the period
AND INCOME PORTFOLIO		December 31, 2019	ended December 31, 2019
CLEARBRIDGE VARIABLE		For the period	For the period October 30, 2019 to
LARGE CAP GROWTH	December 31, 2019	October 30, 2019 to
December 31, 2019
PORTFOLIO		December 31, 2019

CLEARBRIDGE VARIABLE	December 31, 2019	For the year ended	For each of the two years in the period
MID CAP PORTFOLIO		December 31, 2019	ended December 31, 2019

CLEARBRIDGE VARIABLE		For the year ended	For each of the two years in the period
SMALL CAP GROWTH	December 31, 2019
		December 31, 2019	ended December 31, 2019
PORTFOLIO

COLUMBIA VARIABLE		For the year ended	For each of the two years in the period
PORTFOLIO - LARGE CAP	December 31, 2019
		December 31, 2019	ended December 31, 2019
GROWTH FUND

COLUMBIA VARIABLE
PORTFOLIO - SELIGMAN	December 31, 2019	For the year ended	For each of the two years in the period
GLOBAL TECHNOLOGY		December 31, 2019	ended December 31, 2019

FUND
COLUMBIA VARIABLE		For the year ended	For each of the two years in the period
PORTFOLIO - SMALL CAP	December 31, 2019
		December 31, 2019	ended December 31, 2019
VALUE FUND

DELAWARE VIP EMERGING	December 31, 2019	For the year ended	For each of the two years in the period
MARKETS SERIES		December 31, 2019	ended December 31, 2019

DELAWARE VIP		For the period	For the period February 26, 2019 to
INTERNATIONAL VALUE	December 31, 2019	February 26, 2019 to
December 31, 2019
EQUITY SERIES		December 31, 2019

DELAWARE VIP SMALL CAP	December 31, 2019	For the year ended	For each of the two years in the period
VALUE SERIES		December 31, 2019	ended December 31, 2019
DELAWARE VIP SMID CAP	December 31, 2019	For the year ended	For each of the two years in the period
CORE SERIES		December 31, 2019	ended December 31, 2019

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT- WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Report of Independent Registered Public Accounting Firm

APPENDIX A

DELAWARE VIP VALUE		For the period	For the period February 15, 2019 to
	December 31, 2019	February 15, 2019 to	December 31, 2019 and for the period
SERIES
		December 31, 2019	March 19, 2018 to November 6, 2018

DIMENSIONAL VA US		For the year ended	For each of the two years in the period
TARGETED VALUE	December 31, 2019
		December 31, 2019	ended December 31, 2019
PORTFOLIO

DWS CAPITAL GROWTH VIP	December 31, 2019	For the year ended	For each of the two years in the period
		December 31, 2019	ended December 31, 2019

DWS CORE EQUITY VIP	December 31, 2019	For the year ended	For each of the two years in the period
		December 31, 2019	ended December 31, 2019

DWS CROCI® U.S. VIP	December 31, 2019	For the year ended	For each of the two years in the period
		December 31, 2019	ended December 31, 2019

DWS GLOBAL SMALL CAP	December 31, 2019	For the year ended	For each of the two years in the period
VIP		December 31, 2019	ended December 31, 2019

DWS SMALL CAP INDEX VIP	December 31, 2019	For the year ended	For each of the two years in the period
		December 31, 2019	ended December 31, 2019

DWS SMALL MID CAP	December 31, 2019	For the year ended	For each of the two years in the period
GROWTH VIP		December 31, 2019	ended December 31, 2019

DWS SMALL MID CAP	December 31, 2019	For the year ended	For each of the two years in the period
VALUE VIP		December 31, 2019	ended December 31, 2019

FEDERATED FUND FOR U.S.		For the year ended	For each of the two years in the period
GOVERNMENT SECURITIES	December 31, 2019
		December 31, 2019	ended December 31, 2019
II

FEDERATED MANAGED	N/A	N/A	For the period January 1, 2018 to August
TAIL RISK FUND II			20, 2018.

FEDERATED MANAGED	December 31, 2019	For the year ended	For each of the two years in the period
VOLATILITY FUND II		December 31, 2019	ended December 31, 2019

FRANKLIN SMALL CAP	December 31, 2019	For the year ended	For each of the two years in the period
VALUE VIP FUND		December 31, 2019	ended December 31, 2019

GREAT-WEST AGGRESSIVE		For the year ended	For the year ended December 31, 2019
	December 31, 2019		and for the period June 18, 2018 to
PROFILE FUND		December 31, 2019
December 31, 2018

GREAT-WEST BOND INDEX		For the year ended	For the year ended December 31, 2019
	December 31, 2019		and for the period August 14, 2018 to
FUND		December 31, 2019
December 31, 2018

GREAT-WEST		For the year ended	For the year ended December 31, 2019
CONSERVATIVE PROFILE	December 31, 2019		and for the period June 6, 2018 to
December 31, 2019
FUND			December 31, 2018

GREAT-WEST		For the period July 9,	For the period July 9, 2019 to December
INTERNATIONAL INDEX	December 31, 2019	2019 to December 31,
31, 2019
FUND		2019
GREAT-WEST LIFETIME	N/A	For the period January	For the period January 30, 2019 to
2035 FUND		30, 2019 to February	February 20, 2019
20, 2019

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT- WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Report of Independent Registered Public Accounting Firm

APPENDIX A

GREAT-WEST MID CAP	December 31, 2019	For the year ended	For each of the two years in the period
VALUE FUND		December 31, 2019	ended December 31, 2019

GREAT-WEST MODERATE		For the year ended	For the year ended December 31, 2019
	December 31, 2019		and for the period July 16, 2018 to
PROFILE FUND		December 31, 2019
December 31, 2018

GREAT-WEST		For the period	For the period October 22, 2019 to
MODERATELY AGGRESSIVE	December 31, 2019	October 22, 2019 to
December 31, 2019
PROFILE FUND		December 31, 2019

GREAT-WEST			For the year ended December 31, 2019
MODERATELY		For the year ended
	December 31, 2019		and for the period July 3, 2018 to
CONSERVATIVE PROFILE		December 31, 2019
December 31, 2018
FUND

GREAT-WEST MULTI-	December 31, 2019	For the year ended	For each of the two years in the period
SECTOR BOND FUND		December 31, 2019	ended December 31, 2019

GREAT-WEST REAL ESTATE		For the period	For the period October 14, 2019 to
	December 31, 2019	October 14, 2019 to
INDEX FUND		December 31, 2019	December 31, 2019

GREAT-WEST		For the year ended	For each of the two years in the period
SECUREFOUNDATION®	December 31, 2019
		December 31, 2019	ended December 31, 2019
BALANCED FUND

GREAT-WEST T. ROWE		For the year ended	For the year ended December 31, 2019
PRICE MID CAP GROWTH	December 31, 2019		and for the period May 19, 2018 to
December 31, 2019
FUND			December 31, 2018

INVESCO OPPENHEIMER V.I.	December 31, 2019	For the year ended	For each of the two years in the period
GLOBAL FUND		December 31, 2019	ended December 31, 2019
INVESCO OPPENHEIMER V.I.		For the year ended	For each of the two years in the period
INTERNATIONAL GROWTH	December 31, 2019
		December 31, 2019	ended December 31, 2019
FUND

INVESCO OPPENHEIMER V.I.		For the year ended	For each of the two years in the period
MAIN STREET SMALL CAP	December 31, 2019
		December 31, 2019	ended December 31, 2019
FUND

INVESCO V.I. COMSTOCK	December 31, 2019	For the year ended	For each of the two years in the period
FUND		December 31, 2019	ended December 31, 2019

INVESCO V.I. CORE EQUITY	December 31, 2019	For the year ended	For each of the two years in the period
FUND		December 31, 2019	ended December 31, 2019
INVESCO V.I. GROWTH &	December 31, 2019	For the year ended	For each of the two years in the period
INCOME FUND		December 31, 2019	ended December 31, 2019

INVESCO V.I. HIGH YIELD	December 31, 2019	For the year ended	For each of the two years in the period
FUND		December 31, 2019	ended December 31, 2019

INVESCO V.I.		For the year ended	For each of the two years in the period
INTERNATIONAL GROWTH	December 31, 2019
		December 31, 2019	ended December 31, 2019
FUND

INVESCO V.I. MID CAP CORE	December 31, 2019	For the year ended	For each of the two years in the period
EQUITY FUND		December 31, 2019	ended December 31, 2019

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT- WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Report of Independent Registered Public Accounting Firm

APPENDIX A

INVESCO V.I. SMALL CAP	December 31, 2019	For the year ended	For each of the two years in the period
EQUITY FUND		December 31, 2019	ended December 31, 2019

INVESCO V.I. TECHNOLOGY	December 31, 2019	For the year ended	For each of the two years in the period
FUND		December 31, 2019	ended December 31, 2019
IVY VIP INTERNATIONAL	December 31, 2019	For the year ended	For each of the two years in the period
CORE EQUITY		December 31, 2019	ended December 31, 2019

JANUS HENDERSON VIT		For the year ended	For each of the two years in the period
BALANCED PORTFOLIO	December 31, 2019
		December 31, 2019	ended December 31, 2019
INSTITUTIONAL SHARES

JANUS HENDERSON VIT		For the year ended	For each of the two years in the period
BALANCED PORTFOLIO	December 31, 2019
		December 31, 2019	ended December 31, 2019
SERVICE SHARES

JANUS HENDERSON VIT
FLEXIBLE BOND	December 31, 2019	For the year ended	For each of the two years in the period
PORTFOLIO INSTITUTIONAL		December 31, 2019	ended December 31, 2019
SHARES
JANUS HENDERSON VIT
FLEXIBLE BOND	December 31, 2019	For the year ended	For each of the two years in the period
PORTFOLIO SERVICE		December 31, 2019	ended December 31, 2019

SHARES
JANUS HENDERSON VIT		For the year ended	For each of the two years in the period
GLOBAL RESEARCH	December 31, 2019
		December 31, 2019	ended December 31, 2019
PORTFOLIO

JANUS HENDERSON VIT
GLOBAL TECHNOLOGY	December 31, 2019	For the year ended	For each of the two years in the period
PORTFOLIO INSTITUTIONAL		December 31, 2019	ended December 31, 2019
SHARES
JANUS HENDERSON VIT
GLOBAL TECHNOLOGY	December 31, 2019	For the year ended	For each of the two years in the period
PORTFOLIO SERVICE		December 31, 2019	ended December 31, 2019

SHARES
JANUS HENDERSON VIT		For the year ended	For each of the two years in the period
OVERSEAS PORTFOLIO	December 31, 2019
		December 31, 2019	ended December 31, 2019
INSTITUTIONAL SHARES

JANUS HENDERSON VIT		For the year ended	For each of the two years in the period
OVERSEAS PORTFOLIO	December 31, 2019
		December 31, 2019	ended December 31, 2019
SERVICE SHARES

JANUS HENDERSON VIT	December 31, 2019	For the year ended	For each of the two years in the period
RESEARCH PORTFOLIO		December 31, 2019	ended December 31, 2019

JPMORGAN INSURANCE		For the year ended	For each of the two years in the period
TRUST SMALL CAP CORE	December 31, 2019
		December 31, 2019	ended December 31, 2019
PORTFOLIO

LAZARD RETIREMENT		For the year ended	For each of the two years in the period
EMERGING MARKETS	December 31, 2019
		December 31, 2019	ended December 31, 2019
EQUITY PORTFOLIO

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT- WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Report of Independent Registered Public Accounting Firm

APPENDIX A

LVIP BARON GROWTH	December 31, 2019	For the year ended	For each of the two years in the period
OPPORTUNITIES FUND		December 31, 2019	ended December 31, 2019

MFS VIT II INTERNATIONAL		For the year ended	For each of the two years in the period
INTRINSIC VALUE	December 31, 2019
		December 31, 2019	ended December 31, 2019
PORTFOLIO

MFS VIT III MID CAP VALUE	December 31, 2019	For the year ended	For each of the two years in the period
PORTFOLIO		December 31, 2019	ended December 31, 2019
MFS VIT UTILITIES SERIES	December 31, 2019	For the year ended	For each of the two years in the period
		December 31, 2019	ended December 31, 2019

MORGAN STANLEY VIF U.S.	December 31, 2019	For the year ended	For each of the two years in the period
REAL ESTATE PORTFOLIO		December 31, 2019	ended December 31, 2019

NEUBERGER BERMAN AMT		For the year ended	For each of the two years in the period
MID CAP INTRINSIC VALUE	December 31, 2019
		December 31, 2019	ended December 31, 2019
PORTFOLIO

NVIT MID CAP INDEX FUND	December 31, 2019	For the year ended	For each of the two years in the period
		December 31, 2019	ended December 31, 2019

PIMCO VIT COMMODITY		For the year ended	For each of the two years in the period
REALRETURN STRATEGY	December 31, 2019
		December 31, 2019	ended December 31, 2019
PORTFOLIO

PIMCO VIT EMERGING		For the year ended	For the year ended December 31, 2019
MARKETS BOND	December 31, 2019		and for the period March 13, 2018 to
December 31, 2019
PORTFOLIO			December 31, 2018

PIMCO VIT HIGH YIELD	December 31, 2019	For the year ended	For each of the two years in the period
PORTFOLIO		December 31, 2019	ended December 31, 2019

PIMCO VIT LOW DURATION	December 31, 2019	For the year ended	For each of the two years in the period
PORTFOLIO		December 31, 2019	ended December 31, 2019
PIMCO VIT REAL RETURN	December 31, 2019	For the year ended	For each of the two years in the period
PORTFOLIO		December 31, 2019	ended December 31, 2019

PIMCO VIT TOTAL RETURN	December 31, 2019	For the year ended	For each of the two years in the period
PORTFOLIO		December 31, 2019	ended December 31, 2019

PIONEER FUND VCT	December 31, 2019	For the year ended	For each of the two years in the period
PORTFOLIO		December 31, 2019	ended December 31, 2019

PIONEER MID CAP VALUE	December 31, 2019	For the year ended	For each of the two years in the period
VCT PORTFOLIO		December 31, 2019	ended December 31, 2019

PIONEER SELECT MID CAP	December 31, 2019	For the year ended	For each of the two years in the period
GROWTH VCT PORTFOLIO		December 31, 2019	ended December 31, 2019

PRUDENTIAL SERIES FUND	December 31, 2019	For the year ended	For each of the two years in the period
EQUITY PORTFOLIO		December 31, 2019	ended December 31, 2019

PRUDENTIAL SERIES FUND		For the year ended	For each of the two years in the period
NATURAL RESOURCES	December 31, 2019
		December 31, 2019	ended December 31, 2019
PORTFOLIO

PUTNAM VT EQUITY	December 31, 2019	For the year ended	For each of the two years in the period
INCOME FUND		December 31, 2019	ended December 31, 2019

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT- WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Report of Independent Registered Public Accounting Firm

APPENDIX A

PUTNAM VT GLOBAL ASSET	December 31, 2019	For the year ended	For each of the two years in the period
ALLOCATION FUND		December 31, 2019	ended December 31, 2019
PUTNAM VT GLOBAL	December 31, 2019	For the year ended	For each of the two years in the period
HEALTH CARE FUND		December 31, 2019	ended December 31, 2019

PUTNAM VT INCOME FUND	December 31, 2019	For the year ended	For each of the two years in the period
		December 31, 2019	ended December 31, 2019

PUTNAM VT		For the year ended	For each of the two years in the period
INTERNATIONAL VALUE	December 31, 2019
		December 31, 2019	ended December 31, 2019
FUND

PUTNAM VT MORTGAGE	December 31, 2019	For the year ended	For each of the two years in the period
SECURITIES FUND		December 31, 2019	ended December 31, 2019

PUTNAM VT MULTI-CAP	December 31, 2019	For the year ended	For each of the two years in the period
CORE FUND		December 31, 2019	ended December 31, 2019

ROYCE CAPITAL FUND -	December 31, 2019	For the year ended	For each of the two years in the period
SMALL-CAP PORTFOLIO		December 31, 2019	ended December 31, 2019

SCHWAB GOVERNMENT		For the year ended	For each of the two years in the period
MONEY MARKET	December 31, 2019
		December 31, 2019	ended December 31, 2019
PORTFOLIO

SCHWAB MARKETTRACK	N/A	N/A	For the period January 1, 2018 to
GROWTH PORTFOLIO II			November 27, 2018

SCHWAB S&P 500 INDEX	December 31, 2019	For the year ended	For each of the two years in the period
PORTFOLIO		December 31, 2019	ended December 31, 2019

SCHWAB VIT BALANCED		For the year ended	For the year ended December 31, 2019
	December 31, 2019		and for the period June 7, 2018 to
PORTFOLIO		December 31, 2019
December 31, 2018

SCHWAB VIT BALANCED	December 31, 2019	For the year ended	For each of the two years in the period
WITH GROWTH PORTFOLIO		December 31, 2019	ended December 31, 2019

SCHWAB VIT GROWTH		For the year ended	For the year ended December 31, 2019
	December 31, 2019		and for the period April 10, 2018 to
PORTFOLIO		December 31, 2019
December 31, 2018

T. ROWE PRICE HEALTH	December 31, 2019	For the year ended	For each of the two years in the period
SCIENCES PORTFOLIO		December 31, 2019	ended December 31, 2019

T. ROWE PRICE HEALTH		For the year ended	For each of the two years in the period
SCIENCES PORTFOLIO	December 31, 2019
		December 31, 2019	ended December 31, 2019
CLASS II

TEMPLETON FOREIGN VIP	December 31, 2019	For the year ended	For each of the two years in the period
FUND		December 31, 2019	ended December 31, 2019

TEMPLETON GLOBAL BOND	December 31, 2019	For the year ended	For each of the two years in the period
VIP FUND		December 31, 2019	ended December 31, 2019
THIRD AVENUE VALUE		For the year ended	For each of the two years in the period
PORTFOLIO VARIABLE	December 31, 2019
		December 31, 2019	ended December 31, 2019
SERIES

TOUCHSTONE VST BOND	December 31, 2019	For the year ended	For each of the two years in the period
FUND		December 31, 2019	ended December 31, 2019

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT- WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Report of Independent Registered Public Accounting Firm

APPENDIX A

TOUCHSTONE VST	December 31, 2019	For the year ended	For each of the two years in the period
COMMON STOCK FUND		December 31, 2019	ended December 31, 2019

TOUCHSTONE VST		For the year ended	For each of the two years in the period
COMMON STOCK FUND	December 31, 2019
		December 31, 2019	ended December 31, 2019
CLASS SC

TOUCHSTONE VST SMALL	December 31, 2019	For the year ended	For each of the two years in the period
COMPANY FUND		December 31, 2019	ended December 31, 2019

VAN ECK VIP GLOBAL	December 31, 2019	For the year ended	For each of the two years in the period
HARD ASSETS FUND		December 31, 2019	ended December 31, 2019

VAN ECK VIP
UNCONSTRAINED	December 31, 2019	For the year ended	For each of the two years in the period
EMERGING MARKETS BOND		December 31, 2019	ended December 31, 2019
FUND
VANGUARD VIF CAPITAL	December 31, 2019	For the year ended	For each of the two years in the period
GROWTH PORTFOLIO		December 31, 2019	ended December 31, 2019

VANGUARD VIF		For the year ended	For each of the two years in the period
DIVERSIFIED VALUE	December 31, 2019
		December 31, 2019	ended December 31, 2019
PORTFOLIO

VANGUARD VIF MID-CAP	December 31, 2019	For the year ended	For each of the two years in the period
INDEX PORTFOLIO		December 31, 2019	ended December 31, 2019

VANGUARD VIF REAL	December 31, 2019	For the year ended	For each of the two years in the period
ESTATE INDEX PORTFOLIO		December 31, 2019	ended December 31, 2019

VANGUARD VIF SMALL		For the year ended	For each of the two years in the period
COMPANY GROWTH	December 31, 2019
		December 31, 2019	ended December 31, 2019
PORTFOLIO

WELLS FARGO VT	December 31, 2019	For the year ended	For each of the two years in the period
DISCOVERY FUND		December 31, 2019	ended December 31, 2019

WELLS FARGO VT OMEGA	December 31, 2019	For the year ended	For each of the two years in the period
GROWTH FUND		December 31, 2019	ended December 31, 2019

WELLS FARGO VT	December 31, 2019	For the year ended	For each of the two years in the period
OPPORTUNITY FUND		December 31, 2019	ended December 31, 2019

PART C
OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements
The balance sheets of Great-West Life & Annuity Insurance Company of New York (“GWL&A NY”) and subsidiaries as of December 31, 2019 and 2018, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2019, and the statements of assets and liabilities of each of the investment divisions which comprise Variable Annuity-1 Series Account of GWL&A NY (the “Series Account”) as of December 31, 2019, and the related statements of operations, and changes in net assets and the financial highlights for each of the periods presented are filed herewith.
(b)	Exhibits
	(1)	Certified copy of resolution of Board of Directors of Depositor authorizing the establishment of Registrant is incorporated by reference to the initial Registration Statement on Form N-4 filed on February 22, 1996 (File No. 333-01153).
	(2)	Not applicable.
	(3)	(a)	Underwriting agreement between Depositor and GWFS Equities, Inc. (formerly, BenefitsCorp Equities, Inc.), dated May 1, 2003, is incorporated by reference to Post Effective Amendment No. 8 to Registration Statement on Form N-4, filed on April 21, 2003, (File No. 333-52956).
		(b)	Selling Agreement between Depositor and GWFS Equities, Inc. and Charles Schwab & Company, Inc., dated June 11, 2014, is incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 filed on April 20, 2015 (File No. 333-194043).
	(4)	(a)	Form of Variable Annuity Contract is incorporated by reference to Registrant’s initial Registration Statement on Form N-4, filed on February 20, 2014 (File No. 333-194044).
		(b)	Form of Contract Amendment SCH-AMDNY is incorporated by reference to Registrant's Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 13, 2015 (File No. 333-194044).
		(c)	Form of Variable Annuity Contract is incorporated by reference to Registrant’s Post-Effective Amendment No. 9, filed on April 12, 2019 (File No. 333-194044).
		(d)	Form of Guaranteed Lifetime Withdrawal Benefit Rider is incorporated by reference to Registrant’s initial Registration Statement on Form N-4, filed on February 20, 2014 (File No. 333-194044).
		(e)	Form of Guaranteed Lifetime Withdrawal Benefit Rider V2 is incorporated by reference to Registrant’s Post- Effective Amendment No. 4 to the Registration Statement on Form N-4 filed on February 10, 2017 (File No. 333-194044).
		(f)	Form of Guaranteed Lifetime Withdrawal Benefit Rider amendment is incorporated by reference to Registrant’s Post-Effective Amendment No. 8 filed on February 11, 2019 (File No. 333-194044).
		(g)	Form of Guaranteed Lifetime Withdrawal Benefit Rider is incorporated by reference to Registrant’s Post-Effective Amendment No. 9, filed on April 12, 2019 (File No. 333-194044).
		(h)	Form of Individual Retirement Annuity Endorsement is incorporated by reference to Registrant’s initial Registration Statement on Form N-4, filed on February 20, 2014 (File No. 333-194044).
		(i)	Form of Individual Retirement Annuity Endorsement is incorporated by reference to Registrant’s Post-Effective Amendment No. 9, filed on April 12, 2019 (File No. 333-194044).
		(j)	Form of Roth Individual Retirement Annuity Endorsement is incorporated by reference to Registrant’s initial Registration Statement on Form N-4, filed on February 20, 2014 (File No. 333-194044).

	(k)	Form of Roth Individual Retirement Annuity Endorsement is incorporated by reference to Registrant’s Post-Effective Amendment No. 9, filed on April 12, 2019 (File No. 333-194044).
	(l)	Form of Non-Qualified Stretch Annuity Endorsement is incorporated by reference to Registrant’s Post-Effective Amendment No. 8, filed on February 11, 2019 (File No. 333-194044).
	(m)	Form of Restricted Beneficiary Payout Options Endorsement is incorporated by reference to Registrant’s Post-Effective Amendment No. 8, filed on February 11, 2019 (File No. 333-194044).
	(n)	Form of Restricted Beneficiary Payout Options Endorsement is incorporated by reference to Registrant’s Post-Effective Amendment No. 9, filed on April 12, 2019 (File No. 333-194044).
	(o)	Form of Non-Grantor Trust Endorsement is incorporated by reference to Registrant’s Post-Effective Amendment No. 8 filed on February 11, 2019 (File No. 333-194044).
	(p)	Form of Non-Grantor Trust Endorsement is incorporated by reference to Registrant’s Post-Effective Amendment No. 9, filed on April 12, 2019 (File No. 333-194044).
	(q)	Form of SECURE Act Endorsement is filed herewith.
(5)	(a)	Form of application is incorporated by reference to Registrant's initial Registration Statement on Form N-4, filed February 20, 2014 (File No. 333-194044).
	(b)	Form of application is incorporated by reference to Registrant’s Post-Effective Amendment No. 9, filed on April 12, 2019 (File No. 333-194044).
(6)	(a)	The Charter of Depositor is incorporated by reference to Registrant's Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, filed on April 20, 2015 (File No. 333-194044).
	(b)	The By-Laws of Depositor is incorporated by reference to Registrant's Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, filed on April 20, 2015 (File No. 333-194044).
(7)	Not applicable.
(8)	(a)	Participation Agreement with AIM Variable Insurance Fund (formerly INVESCO Variable Investment Funds, Inc.) is incorporated by reference to Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289);
	(b)	Amendment to Participation Agreement with AIM Variable Insurance Fund dated April 30, 2004, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).
	(c)	Participation Agreement with Alger American Fund dated July 8, 1997 is incorporated by reference to Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289).
	(d)	Amendments to Participation Agreement with Alger American Fund dated February 9, 1999 and March 25, 1999, is incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 filed on April 15, 2002 (File No. 333-25289).
	(e)	Amendment to Participation Agreement with Alger American Fund dated November 8, 2011, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on December 21, 2011 (File No. 333-177070).
	(f)	Participation Agreement with AllianceBernstein Variable Products Series Fund, Inc. dated June 2, 2003, is incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289).
	(g)	Amendment to Participation Agreement with AllianceBernstein Variable Products Series Fund, Inc. dated April 2005, is incorporated by reference to the Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005 (File No. 333-25289).

(h)	Amendment to Participation Agreement with AllianceBernstein Variable Products Series Fund, Inc. dated December 31, 2007, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).
(i)	Participation Agreement with ALPS Variable Investment Trust dated December 17, 2014 and Amendment to Participation Agreement with ALPS Variable Investment Trust dated March 8, 2016, are incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 filed on February 10, 2017 (File No. 333-194044).
(j)	Participation Agreement with American Century Variable Portfolios (formerly, TCI Portfolios, Inc.) dated July 8, 1997, is incorporated by reference to Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289).
(k)	Amendment to Participation Agreement with American Century Variable Portfolios dated February 9, 1999, is incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 filed on April 15, 2002 (File No. 333-25289).
(l)	Amendment to Participation Agreement with American Century Variable Portfolios dated February 27, 2008, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).
(m)	Amendment to Participation Agreement with American Century Variable Portfolios dated April 30, 2009, is incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 filed on April 16, 2010 (File No. 333-147743).
(n)	Participation Agreement with American Funds Insurance Series dated January 28, 2008, is incorporated by reference to Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on June 24, 2015 (File No. 333-203262).
(o)	Amendment to Fund Participation Agreement with American Funds Insurance Series dated September 30, 2011, is incorporated by reference to Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on June 24, 2015 (File No. 333-203262).
(p)	Amendment to Fund Participation Agreement with American Funds Insurance Series dated August 28, 2013, is incorporated by reference to Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on June 24, 2015 (File No. 333-203262).
(q)	Amendment to Fund Participation Agreement with American Funds Insurance Series dated April 3, 2014, is incorporated by reference to Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on June 24, 2015 (File No. 333-203262).
(r)	Participation Agreement with Blackrock Variable Series Funds, Inc. dated April 1, 2014, is incorporated by reference to Registrant's Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 13, 2015 (File No. 333-194044).
(s)	Participation Agreement with BNY Mellon Investment Fund (formerly Dreyfus Investment Fund) dated May 1, 1999, is incorporated by reference to Post- Effective Amendment No. 9 to the Registration Statement on Form N-4 filed on April 25, 2003 (File No. 333-25289).
(t)	Amendment to Participation Agreement with BNY Mellon Investment Fund (formerly Dreyfus Investment Fund) dated January 21, 2008, is incorporated by reference to Pre-Effective Amendment to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).
(u)	Amendment to Participation Agreement with BNY Mellon Investment Fund (formerly Dreyfus Investment Fund) dated June 1, 2009, is incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 filed on April 16, 2010 (File No. 333-147743).

(v)	Participation Agreement with Columbia Funds Variable Insurance Trust dated April 30, 2009, is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement on Form N-4 on April 16, 2010 (File No. 811-07549).
(w)	Participation Agreement with Columbia Funds Variable Insurance Trust I dated April 30, 2009, is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed on Form N-4 on April 16, 2010 (File No. 811-07549).
(x)	Participation Agreement with Delaware VIP Trust dated June 2, 2003, is incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289).
(y)	Amendment to Participation Agreement with Delaware VIP Trust dated April 2005, is incorporated by reference to the Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005 (File No. 333-25289).
(z)	Amendment to Participation Agreement with Delaware VIP Trust dated January 11, 2008, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).
(aa)	Amendment to Participation Agreement with Delaware VIP Trust dated November 14, 2011, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on December 21, 2011 (File No. 333-177070).
(bb)	Participation Agreement with DWS Variable Series II (formerly, Scudder Variable Life Investment Fund) dated May 1, 1999, is incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 filed on April 25, 2003 (File No. 333-25289).
(cc)	Amendment to Participation Agreement with DWS Variable Series II dated April 8, 2005, is incorporated by reference to the Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005 (File No. 333-25289).
(dd)	Amendment to Participation Agreement with DWS Variable Series II dated December 1, 2007, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).
(ee)	Participation Agreement with Federated Insurance Series dated July 8, 1997, is incorporated by reference to Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289).
(ff)	Participation Agreement with Franklin Templeton Insurance Products Trust dated May 1, 2000, is incorporated by reference to Pre-Effective Amendment No. 1 amended Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333- 147743).
(gg)	Amendment to Participation Agreement with Franklin Templeton Insurance Products Trust dated May 1, 2006, is incorporated by reference to amended Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).
(hh)	Amendment to Participation Agreement with Franklin Templeton Insurance Products Trust dated May 1, 2008, is incorporated by reference to amended Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).
(ii)	Participation Agreement with Great-West Funds, Inc. dated December 15, 2011, is incorporated by reference to Registrant's Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 13, 2015 (File No. 333-194044).
(jj)	Participation Agreement with Janus Aspen Series (Institutional Class Shares) dated July 7, 1997, is incorporated by reference to Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289).

(kk)	Amendment to Participation Agreement with Janus Aspen Series dated December 31, 2007, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).
(ll)	Amendment to Participation Agreement with Janus Aspen Series dated July 25, 2008, is incorporated by reference to Post-Effective Amendment No. 1 on Form N-4 filed on April 21, 2009 (File No. 333-147743).
(mm)	Amendment to Participation Agreement with Janus Aspen Series dated November 8, 2011, is incorporated by reference Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on December 21, 2011 (File No. 333-177070).
(nn)	Participation Agreement with JPMorgan Insurance Trust dated April 24, 2009, is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed on Form N-4 on April 16, 2010 (File No. 811-07549).
(oo)	Participation Agreement with Lazard Retirement Series dated May 1, 2009, is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed on Form N-4 on April 16, 2010 (File No. 811-07549).
(pp)	Amendment to Participation Agreement with Lazard Retirement Series dated October 3, 2011, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed December 19, 2011 (File No. 333-176926).
(qq)	Participation Agreement with Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Partners Fund Advisor, LLC and Legg Mason Investor Services, LLC dated May 20, 2014, is incorporated by reference to Registrant's Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, filed on April 20, 2015 (File No. 333-194044).
(rr)	Participation Agreement with Baron Capital Fund Trust (now known as Lincoln Variable Insurance Products Trust) (with respect to Capital Asset Fund) dated April 1, 1999, is incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 filed on April 25, 2003 (File No. 333-25289).
(ss)	Participation Agreement with Lincoln Variable Insurance Products Trust is incorporated by reference to Post-Effective Amendment No. 1 on Form N-4 filed on April 21, 2009 (File No. 333-147743).
(tt)	Participation Agreement with Lord Abbett Series Fund, Inc. dated September 8, 2011, is incorporated by reference to Post- Effective Amendment No. 36 on Form N-6 filed on April 22, 2019 (File No. 333-70963).
(uu)	Amendment to Participation Agreement with Lord Abbett Series Fund, Inc. dated August 21, 2013, is incorporated by reference to Post- Effective Amendment No. 36 on Form N-6 filed on April 22, 2019 (File No. 333-70963).
(vv)	Amendment to Participation Agreement with Lord Abbett Series Fund, Inc. dated April 1, 2014, is incorporated by reference to Post- Effective Amendment No. 36 on Form N-6 filed on April 22, 2019 (File No. 333-70963).
(ww)	Amendment to Participation Agreement with Lord Abbett Series Fund, Inc. dated April 17, 2015, is incorporated by reference to Post- Effective Amendment No. 36 on Form N-6 filed on April 22, 2019 (File No. 333-70963).
(xx)	Participation Agreement with MFS Variable Insurance Trust dated May 1, 2008, is incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement on Form N-4 on May 27, 2008 (File No. 811-03972).
(yy)	Amended and Restated Participation Agreement with MFS Variable Insurance Trust and MFS Variable Insurance Trust II dated May 1, 2009, is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed on Form N-4 on April 16, 2010 (File No. 811-07549).

(zz)	Amendment to Participation Agreement with MFS Variable Insurance Trust and MFS Variable Insurance Trust II dated April 1, 2017, is incorporated by reference to Registrant’s Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 filed April 13, 2017 (File No. 333-194044).
(aaa)	Participation Agreement with Nationwide Variable Insurance Trust (formerly Gartmore Variable Insurance Trust) dated June 2, 2003, is incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289).
(bbb)	Amendment to Participation Agreement with Nationwide Variable Insurance Trust dated February 25, 2008, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).
(ccc)	Participation Agreement with Neuberger Berman Advisers Management Trust dated March 1, 2005, is incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on N-4 filed on April 27, 2006 (File No. 333-130820).
(ddd)	Amendment to Participation Agreement with Neuberger Berman Adviser Management Trust dated December 1, 2007, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).
(eee)	Participation Agreement with Oppenheimer Variable Account Funds dated June 2, 2003, is incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289).
(fff)	Amendment to Participation Agreement with Oppenheimer Variable Account Funds dated April 1, 2005, is incorporated by reference to the Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005 (File No. 333-25289).
(ggg)	Participation Agreement with PIMCO Variable Insurance Trust dated June 2, 2003, is incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289).
(hhh)	Amendment to Participation Agreement with PIMCO Variable Insurance Trust dated April 1, 2005, is incorporated by reference to the Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005 (File No. 333-25289).
(iii)	Amendment to Participation Agreement with PIMCO Variable Insurance Trust dated December 1, 2007, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).
(jjj)	Amendment to Participation Agreement with PIMCO Variable Insurance Trust dated October 31, 2011, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on December 21, 2011 (File No. 333-177070).
(kkk)	Participation Agreement with Pioneer Variable Contracts Trust (formerly, SAFECO Resource Trust) dated July 8, 1997, is incorporated by reference to Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289).
(lll)	Amendment to Participation Agreement with Pioneer Variable Contracts Trust dated March 28, 2008, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).
(mmm)	Participation Agreement with Putnam Variable Trust dated March 31, 2010, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed December 30, 2011 (File No. 333-176926).
(nnn)	Participation Agreement with Schwab Annuity Portfolios dated July 8, 1997, is incorporated by reference to Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289).

	(ooo)	Amendment to Participation Agreement with Schwab Annuity Portfolios dated May 1, 1998, is incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 filed on April 15, 2002 (File No. 333-25289).
	(ppp)	Amendment to Participation Agreement with Schwab Annuity Portfolios dated February 11, 2008, is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).
	(qqq)	Amendment to Participation Agreement with Schwab Annuity Portfolios dated April 29, 2016, is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 filed on February 10, 2017 (File No. 333-194044).
	(rrr)	Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Investment Services, Inc. dated February 1, 2002, is incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 filed on May 1, 2012 (File No. 333-177070).
	(sss)	Amendment to Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Investment Services, Inc. dated November 10, 2008, is incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 filed on May 1, 2012 (File No. 333-177070).
	(ttt)	Amendment to Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Investment Services, Inc. dated November 30, 2011, is incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 filed on May 1, 2012 (File No. 333-177070).
	(uuu)	Participation Agreement with Touchstone Variable Series Trust dated May 1, 2009, is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed on Form N-4 on April 16, 2010 (File No. 811-07549).
	(vvv)	Amendment to Participation Agreement with Touchstone Variable Series Trust dated October 16, 2017, is incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 filed October 26, 2017 (File No. 333-194044).
	(www)	Participation Agreement with Van Eck Worldwide Insurance Trust dated July 8, 1997, is incorporated by reference to Post- Effective Amendment No. 1 on Form N-4 filed on April 21, 2009 (File No. 333-147743).
	(xxx)	Amendment to Participation Agreement with Van Eck Worldwide Insurance Trust dated April 23, 2009, is incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 filed on April 16, 2010 (File No. 333-147743).
	(yyy)	Participation Agreement with Wells Fargo Variable Trust dated October 1, 2005, is incorporated by reference to initial Registration Statement on Form N-4 filed on November 30, 2007 (File No. 333-147743).
	(zzz)	Form of SEC Rule 22c-2 Shareholder Information Amendment is incorporated by reference to initial Registration Statement on Form N-4 filed on November 30, 2007 (File No. 333-147743).
(9)	Opinion of counsel and consent dated April 15, 2014, is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to the Registration Statement, filed on May 22, 2014 (File No. 333-194044).
(10)	(a)	Written Consent of Carlton Fields, P.A. is filed herewith.
	(b)	Written Consents of Deloitte & Touche LLP is filed herewith.
(11)	Not Applicable.
(12)	Not Applicable.

(13)	Powers of Attorney for Directors Bernbach, A. Desmarais, P. Desmarais, Jr., Katz, Orr, Ryan, Jr. and Walsh are filed herewith.
Item 25. Directors and Officers of the Depositor
Name	Principal Business Address	Positions and Offices with Depositor
R.J. Orr	(3)	Chairman of the Board
M.D. Alazraki	Manatt, Phelps & Phillips, LLP 7 Times Square, 23rd Floor New York, NY 10036	Director
J.L. Bernbach	32 East 57th Street, 10th Floor New York, New York 10022	Director
A.R. Desmarais	(3)	Director
P.G. Desmarais, Jr.	(3)	Director
S.Z. Katz	Fried Frank Harris Shriver & Jacobson 400 E. 57th Street, 19-E New York, NY 10022	Director
T.T. Ryan, Jr.	JP Morgan Chase 270 Park Avenue, Floor 47 New York, NY 10017	Director
J.J. Selitto	437 West Chestnut Hill Avenue Philadelphia, PA 19118	Director
B.E. Walsh	Saguenay Capital, LLC The Centre at Purchase Two Manhattanville Road, Suite 403 Purchase, NY 10577	Director
A.S. Bolotin	(1)	President and Chief Executive Officer
J.F. Bevacqua	(1)	Chief Risk Officer
E.P. Friesen	(1)	Chief Investment Officer, General Account
D.G. Peterson	(1)	Chief Information Security Officer
K.I. Schindler	(2)	Chief Compliance Officer
R.G. Schultz	(2)	General Counsel, Chief Legal Officer, and Secretary
J.D. Kreider	(1)	Senior Vice President and Head of Great-West Investments
W.J. McDermott	(1)	Senior Vice President, Empower Large/Mega/Not-for-Profit
D.G. McLeod	(1)	Senior Vice President, Products
D.A. Morrison	(1)	Senior Vice President, Government Markets
J.M. Smolen	(1)	Senior Vice President, Empower Core Market
C.E. Waddell	(1)	Senior Vice President, Retirement Solutions
M.B. Harger	(1)	Vice President, Empower Client Services
T.E. Homenuik	(1)	Vice President and Corporate Actuary
J. Nyhouse	(1)	Vice President, Internal Audit
K.S. Roe	(1)	Vice President, Treasurer and Principal Accounting Officer
F. Peurye	(1)	Vice President, Taxation
R.L. Logsdon	(2)	Associate General Counsel & Associate Secretary
B.R. Hudson	(2)	Senior Counsel and Assistant Secretary
D.C. Larsen	(2)	Senior Counsel and Assistant Secretary
K.S. Noble	(2)	Secretary, Audit Committee
(1)    8515 East Orchard Road, Greenwood Village, Colorado 80111.
(2)    8525 East Orchard Road, Greenwood Village, Colorado 80111.

(3)    Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant as of December 31, 2019
The Registrant is a separate account of Great-West Life & Annuity Insurance Company of New York, a stock life insurance company incorporated under the laws of the State of New York (“Depositor”). The Depositor is an indirect subsidiary of Power Corporation of Canada. An organizational chart for Power Corporation of Canada is set forth below.

Organizational Chart – December 31, 2019
I.	OWNERSHIP OF POWER CORPORATION OF CANADA
The following sets out the ownership, based on votes attached to the outstanding voting shares, of Power Corporation of Canada:
The Desmarais Family Residuary Trust
99.999% - Pansolo Holding Inc.
61.81% - Power Corporation of Canada
The total voting rights of Power Corporation of Canada (PCC) controlled directly and indirectly by the Desmarais Family Residuary Trust are as follows. There are issued and outstanding as of December 31, 2019 377,614,607 Subordinate Voting Shares (SVS) of PCC carrying one vote per share and 48,854,772 Participating Preferred Shares (PPS) carrying 10 votes per share; hence the total voting rights are 866,162,327.

Pansolo Holding Inc. owns directly and indirectly 48,363,392 SVS and 48,697,962 PPS, entitling Pansolo Holding Inc. to an aggregate percentage of voting rights of 535,343,012 or 61.81% of the total voting rights attached to the shares of PCC.
II.	OWNERSHIP BY POWER CORPORATION OF CANADA
Power Corporation of Canada has a voting interest in the following entities:
A.	Great-West Life & Annuity Insurance Company Group of Companies (U.S. insurance)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
64.057% - Power Financial Corporation
66.889% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100.0% - Great-West Lifeco U.S. LLC
100.0% - Great-West Services Singapore I Private Limited
100.0% - Great-West Services Singapore II Private Limited
99.0% - Great West Global Business Services India Private Limited (1% owned by Great-West Services Singapore I Private Limited)
1.0% - Great West Global Business Services India Private Limited (99% owned by Great-West Services Singapore II Private Limited)
100.0% - GWL&A Financial Inc.
100.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.
100.0% - Great-West Life & Annuity Insurance Company (Fed ID # 84-0467907 - NAIC # 68322, CO)
100.0% - Great-West Life & Annuity Insurance Company of New York (Fed ID # 13-2690792 - NAIC # 79359, NY)
100.0% - Advised Assets Group, LLC
100.0% - GWFS Equities, Inc.
100.0% - Great-West Life & Annuity Insurance Company of South Carolina
100.0% - Empower Retirement, LLC, LLC

100.0% - Great-West Capital Management, LLC
100.0% - Great-West Trust Company, LLC
100.0% - Lottery Receivable Company One LLC
100.0% - LR Company II, L.L.C.
100.0% - Great-West Financial Retirement Plan Services, LLC
100.0% - Empower Insurance Agency, LLC
B.	Putnam Investments Group of Companies (Mutual Funds)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
64.057% - Power Financial Corporation
66.774% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100.0% - Great-West Lifeco U.S. LLC
99.0% - Great-West Lifeco U.S. Holdings, L.P. (1% owned by Great-West Lifeco U.S. Holdings, LLC)
100.0% - Great-West Lifeco U.S. Holdings, LLC
1% - Great-West Lifeco U.S. Holdings, L.P. (99% owned by Great-West Lifeco U.S. LLC)
100.0% - Putnam Investments, LLC
100.0% - Putnam Acquisition Financing, Inc.
100.0% - Putnam Acquisition Financing LLC
100.0% - Putnam U.S. Holdings I, LLC
20.0% - PanAgora Asset Management, Inc. (80% owned by PanAgora Holdings, Inc.)
100.0% - Putnam Investment Management, LLC
100.0% - Putnam Fiduciary Trust Company, LLC
100.0% - Putnam Investor Services, Inc.
100.0% - Putnam Retail Management GP, Inc.
1.0% - Putnam Retail Management Limited Partnership (99% owned by Putnam U.S. Holdings I, LLC)
99.0% - Putnam Retail Management Limited Partnership (1% owned by Putnam Retail Management GP, Inc.)
100.0% - PanAgora Holdings, Inc.
80.00% - PanAgora Asset Management, Inc. (20.0% owned by Putnam U.S. Holdings I, LLC)
100.0% - Putnam Investment Holdings, L.L.C.
100.0% - Savings Investments, LLC
100.0% - Putnam Capital, LLC
100.0% - 37 Capital General Partner, LLC
100.0% - Putnam Advisory Holdings II, LLC
100.0% - Putnam Investments (Ireland) Limited
100.0% - Putnam Investments Australia Pty Limited
100.0% - Putnam Investments Securities Co., Ltd.
100.0% - Putnam International Distributors, Ltd.
100.0% - Putnam Investments Argentina S.A.
100.0% - Putnam Investments Limited
100.0% - The Putnam Advisory Company, LLC
100.0% - Putnam Advisory Holdings, LLC
100.0% - Putnam Investments Canada ULC

C.	The Great-West Life Assurance Company Group of Companies (Canadian insurance)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
64.057% - Power Financial Corporation
66.774% - Great-West Lifeco Inc.
100.0% - Great-West Lifeco U.S. LLC
100.0% Great-West Lifeco Finance 2019, LLC
99.0% - Great-West Lifeco Finance 2018, LP (1.0% owned by Great-West Lifeco U.S. LLC)
100.0% - Great-West Lifeco Finance 2018, LLC
100.0% - Great-West Lifeco Finance 2018 II, LLC
100.0% - Great-West Lifeco US Finance 2019, LP
100.0% - Great-West Lifeco US Finance 2019, LLC
100.0% - Great-West Lifeco US Finance 2019 I, LLC
100.0% - Great-West Lifeco US Finance 2019 II, LLC
1.0% - Great-West Lifeco Finance 2018, LP (99.0% owned by Great-West Lifeco Finance 2019, LLC)
18.5% - Portag3 Ventures LP
29.3% - Springboard II LP
33.3% - Portag3 Ventures II Affiliates LP
33.3% - Portag3 Ventures II LP
33.3% - Portag3 Ventures II International Investments Inc. 100.0% -2142540 Ontario Inc.
100.0% - 2023308 Ontario Inc.
1.0% - Great-West Life & Annuity Insurance Capital, LP (99.0% owned by Great-West Lifeco Inc.)
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.
99.0% - Great-West Lifeco Finance (Delaware) LP (1.0% owned by 2142540 Ontario Inc.)
100.0% Great-West Lifeco Finance 2017, LLC
100.0% - 2171866 Ontario Inc
100.0% - 2619747 Ontario Inc.
100.0% - 2142540 Ontario Inc.
1.0% - Great-West Lifeco Finance (Delaware) LP (99% owned by Great-West Lifeco Inc.)
40.0% - Great-West Lifeco Finance (Delaware) LLC (60.0% owned by The Great-West Life Assurance Company)
1.0% - Great-West Lifeco Finance 2018, LP (99.0% owned by Great-West Lifeco Inc.)
100.0% - Great-West Lifeco Finance 2018, LLC
100.0% - Great-West Lifeco Finance 2018 II, LLC
99.0% - Great-West Lifeco Finance 2018, LP (1.0% owned by 2619747 Ontario Inc.)
100.0% - 6109756 Canada Inc.
100.0% - 6922023 Canada Inc.
100.0% - 8563993 Canada Inc.
100.0% - 9855297 Canada Inc.
100.0% - The Great-West Life Assurance Company (NAIC #80705, MI)
29.4% - GWL THL Private Equity I Inc. (11.8% owned by The Canada Life Assurance Company, 58.8% owned by The Canada Life Insurance Company of Canada)
100.0% - GWL THL Private Equity II Inc.
23.0% - Great-West Investors Holdco Inc. (22% owned by The Canada Life Assurance Company, 55% owned by The Great-West Life Assurance Company)
100.0% - Great-West Investors LLC

100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100.0% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% owned by Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
20.0% - CDN US Direct RE Holdings Ltd. (45% London life Insurance Company, 23% The Canada Life Insurance Company of Canada, 12% The Canada Life Assurance Company)
100.0% - Great-West US Direct RE Holdings Inc.
100.0% - GWL Direct 650 Almanor LLC
100.0% - GWL Direct 345 Cessna LLC
100.0% - CL GFP LLC
100.0% - GWL Direct 1 Bulfinch Place LLC
100.0% - GWL Realty Advisors Inc.
100.0% - GWL Realty Advisors U.S., Inc.
100.0% - EverWest Property Management, LLC
100.0% - EverWest Property Services of Arizona, LLC
100.0% - EverWest Real Estate Investors, LLC
100.0% - EverWest Advisors, LLC
100.0% - EverWest Advisors AZ, LLC
100.0% - EW Manager LLC
100.0% - EverWest Funds Advisors LLC
100.0% - GWL U.S. Property Fund GP LLC
100.0% - GWL Plus GP LLC
100.0% - GWL Plus II GP LLC
100.0% - GWL GP LLC
100.0% - GWLRA US Trust Company, LLC
100.0% - GWL RES GP LLC
100.0% - RA Real Estate Inc.
0.1% - RMA Real Estate LP (69.9% owned by The Great-West Life Assurance Company, 30.0% owned by London Life Insurance Company)
100% - RMA Properties Ltd.
100% - RMA Properties (Riverside) Ltd.
100% - S-8025 Holdings Ltd.
100.0% - GWL Realty Advisors Residential Inc.
100.0% - 2278372 Ontario Inc.
12.5% - 555 Robson Holding Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - GLC Asset Management Group Ltd.
100.0% - 200 Graham Ltd.
100.0% - 801611 Ontario Limited
100.0% - 1213763 Ontario Inc.
99.99% - Riverside II Limited Partnership (0.01% owned by 2024071 Ontario Limited)
70.0% - Kings Cross Shopping Centre Ltd. (30% owned by London Life Insurance Company)
100.0% - 681348 Alberta Ltd.
50.0% - 3352200 Canada Inc.
100.0% - 1420731 Ontario Limited
60.0% - Great-West Lifeco Finance (Delaware) LLC (40.0% owned by Great-West Lifeco Finance (Delaware) LP)
100.0% - 1455250 Ontario Limited

100.0% - CGWLL Inc.
100.0% - 2020917 Alberta Ltd.
55.0% - Great-West Investor Holdco Inc. (23% owned by GWL THL Private Equity I Inc., 22% owned by The Canada Life Assurance Company)
26.0% - 2148902 Alberta Ltd. (53% owned by London Life Insurance Company, 16% owned by The Canada Life Insurance Company of Canada and 5% owned by The Canada Life Assurance Company)
20.0% - 2157113 Alberta Ltd. (40% owned by London Life Insurance Company, 30% owned by The Canada Life Insurance Company of Canada and 10% owned by The Canada Life Assurance Company)
65.0% - The Walmer Road Limited Partnership (35.0% owned by London Life Insurance Company)
50.0% - Laurier House Apartments Limited (50.0% owned by London Life Insurance Company)
50.0% - Marine Promenade Properties Inc. (50.0% owned by London Life Insurance Company)
100.0% - 2024071 Ontario Limited
100.0% - 431687 Ontario Limited
0.01% - Riverside II Limited Partnership (99.99% owned by 1213763 Ontario Inc.)
100.0% - High Park Bayview Inc.
0.001% - High Park Bayview Limited Partnership
75.0% - High Park Bayview Limited Partnership (25.0% owned by London Life Insurance Company)
5.6% - MAM Holdings Inc. (94.4% owned by The Canada Life Insurance Company of Canada)
100% - Mountain Asset Management LLC
70.0% - TGS North American Real Estate Investment Trust (30% owned by London Life Insurance Company)
100.0% - TGS Trust
70.0% - RMA Realty Holdings Corporation Ltd. (30.0% owned by London Life Insurance Company)
100.0% 1995709 Alberta Ltd.
100.0% - RMA (U.S.) Realty LLC (Delaware)
100.0% - RMA American Realty Corp.
1% - RMA American Realty Limited Partnership (99% owned by RMA (U.S.) Realty LLC (Delaware)
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
69.9% - RMA Real Estate LP (30.0% owned by London Life Insurance Company; 0.1% owned by RA Real Estate Inc.)
100.0% - RMA Properties Ltd.
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd.
70.0% - KS Village (Millstream) Inc. (30.0% owned by London Life Insurance Company)
70.0% - 0726861 B.C. Ltd. (30.0% owned by London Life Insurance Company)
70.0% - Trop Beau Developments Limited (30.0% owned by London Life Insurance Company)
70.0% - Kelowna Central Park Properties Ltd. (30.0% owned by London Life Insurance Company)
70.0% - Kelowna Central Park Phase II Properties Ltd. (30.0% owned by London Life Insurance Company)
12.5% - Vaudreuil Shopping Centres Limited (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
70.0% - Saskatoon West Shopping Centres Limited (30.0% owned by London Life Insurance Company)
12.5% - 2331777 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 2344701 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 2356720 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 0977221 B.C. Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 555 Robson Holding Ltd. ((75% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - 7419521 Manitoba Ltd.
0.04% - 7420928 Manitoba Limited Partnership (24.99% owned each by The Great-West Life Assurance Company, London Life Insurance Company, The Canada Life Assurance Company and The Canada Life Insurance Company of Canada)
100.0% - 7419539 Manitoba Ltd.

100.0% - London Insurance Group Inc.
100.0% - London Life Insurance Company (Fed ID # 52-1548741 – NAIC # 83550, MI)
100.0% - 1542775 Alberta Ltd.
100.0% - 0813212 B.C. Ltd.
30.0% - Kings Cross Shopping Centre Ltd. (70% owned by The Great-West Life Assurance Company)
30.0% - 0726861 B.C. Ltd. (70% owned by The Great-West Life Assurance Company)
30.0% - TGS North American Real Estate Investment Trust (70% owned by The Great-West Life Assurance Company)
100.0% - TGS Trust
30.0% - RMA Realty Holdings Corporation Ltd. (70% owned by The Great-West Life Assurance Company)
100.0% 1995709 Alberta Ltd.
100.0% - RMA (U.S.) Realty LLC (Delaware) (special shares held by 1995709 Alberta Ltd.)
100.0% - RMA American Realty Corp.
1.0% - RMA American Realty Limited Partnership (99% owned by RMA (U.S.) Realty LLC (Delaware))
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
30.0% - RMA Real Estate LP (69.9% owned by The Great-West Life Assurance Company; 0.1% owned by RA Real Estate Inc.)
100.0% - RMA Properties Ltd.
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd.
100.0% - 1319399 Ontario Inc.
24.99%- 7420928 Manitoba Limited Partnership (24.99% limited partner interest each held by The Great-West Life Assurance Company, The Canada Life Assurance Company and The Canada Life Insurance Company of Canada; 7419521 Manitoba Ltd. holds 0.04% interest)
50.0% - Laurier House Apartments Limited (50.0% owned by The Great-West Life Assurance Company)
50.0% - Marine Promenade Properties Inc. (50.0% owned by The Great-West Life Assurance Company)
30.0% - Kelowna Central Park Properties Ltd. (70.0% owned by The Great-West Life Assurance Company)
30.0% - Kelowna Central Park Phase II Properties Ltd. (70.0% owned by The Great-West Life Assurance Company)
30.0% - Trop Beau Developments Limited (70.0% owned by The Great-West Life Assurance Company)
53.0% - 2148902 Alberta Ltd. (26% owned by the Great-West Life & Annuity Insurance Company, 16% owned by the Canada Life Insurance Company of Canada and 5% owned by the Canada Life Assurance Company)
40.0% - 2157113 Alberta Ltd. (20% owned by the Great-West Life & Annuity Insurance Company, 30% owned by the Canada Life Insurance Company of Canada and 10% owned by the Canada Life Assurance Company)
100.0% - 4298098 Canada Inc.
100.0% - GWLC Holdings Inc.
100% - GLC Reinsurance Corporation
100.0% - 389288 B.C. Ltd.
100.0% - Quadrus Investment Services Ltd.
35.0% - The Walmer Road Limited Partnership (65.0% owned by The Great-West Life Assurance Company)
88.0% - Neighborhood Dental Services Ltd.
100.0% - Quadrus Distribution Services Ltd.
100.0% - Toronto College Park Ltd.
25.0% - High Park Bayview Limited Partnership (75.0% owned by The Great-West Life Assurance Company)
30.0% - KS Village (Millstream) Inc. (70.0% owned by The Great-West Life Assurance Company)
100.0% - London Life Financial Corporation
100.0% - 11658735 Canada Inc.
100.0%% - London Reinsurance Group, Inc.
100.0% - London Life and Casualty Reinsurance Corporation
100.0% - Trabaja Reinsurance Company Ltd.

100.0% - London Life and Casualty (Barbados) Corporation
100.0% - LRG (US), Inc.
100.0% - London Life International Reinsurance Corporation
100.0% - London Life Reinsurance Company (Fed ID # 23-2044256 – NAIC # 76694, PA)
75.0% - Vaudreuil Shopping Centres Limited (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
26.43% - London Reinsurance Group Inc. (73.57% owned by London Life Financial Corporation)
30.0% - Saskatoon West Shopping Centres Limited (70.0% owned by The Great-West Life Assurance Company)
75.0% - 2331777 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 2344701 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 2356720 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 0977221 B.C. Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - Financial Horizons Group Inc.
100.0% - Financial Horizons Incorporated
100.0% - 9099-1696 Quebec Inc.
100.0% - Continuum Financial Centres Inc.
100.0% - Excel Private Wealth Inc.
100.0% - Odyssey Financial Group Inc./Groupe Odyssee Inc.
100.0% - TORCE Financial Group Inc.
100.0% - TORCE Investment Management Inc.
100.0% - VANCE Financial Group Inc.
100.0% - VANCE Investment Inc.
100.0% - Henderson GP ULC
0.01% - Henderson Structured Settlements LP (99.9% held by Financial Horizons Incorporated)
99.9% - Henderson Structures Settlements LP (0.01% held by Henderson GP ULC)
100.0% - Canada Life Financial Corporation
100.0% - The Canada Life Assurance Company (Fed ID # 38-0397420, NAIC # 80659, MI)
24.99%- 7420928 Manitoba Limited Partnership (24.99% limited partner interest held by The Great-West Life Assurance Company, London Life Insurance Company and the Canada Life Insurance Company of Canada; 7419521 Manitoba Ltd. holds 0.04% interest)
5.0% - 2148902 Alberta Ltd. (53% owned by London Life Insurance Company, 26% by The Great-West Life Assurance Company and 16% by The Canada Life Insurance Company of Canada)
10.0% - 2157113 Alberta Ltd. (40% owned by London Life Insurance Company, 20% by The Great-West Life Assurance Company and 30% by The Canada Life Insurance Company of Canada)
100.0% - Canada Life Capital Corporation, Inc.
100.0% - Canada Life International Holdings Limited
100.0% - Canada Life Annuity Reinsurance (Barbados) Corporation
100.0% - Canada Life International Services Limited
100.0% - Canada Life International Limited
100.0% - CLI Institutional Limited
100.0% - Canada Life Reinsurance International Ltd.
100.0% - Canada Life Reinsurance Ltd.
100.0% - The Canada Life Group (U.K.) Limited
80.0% - Canada Life International Assurance (Ireland) Designated Activity Company (20.0% owned by CL Abbey Limited)
100.0% - Canada Life Irish Holding Company Limited
28% - JDC Group AG
100.0% - Jung, DMS & Cie.AG

100.0% - Jung, DMS & Cie. Fundmatrix AG
100.0% - Jung, DMS & Cie.Pro GmbH
100.0% - Jung, DMS & Cie.Pool GmbH
100.0% - JDC Geld,de GmbH
100.0% - JDC plus GmbH
100.0% - JDC B-LAB GmbH
100.0% - FINUM.PRIVATE Finance Holding GmbH (Germany)
100.0% - FINUM.Finanzhause AG
100.0% - FINUM.Pension Consulting GmbH
100.0% - FINUM.Private Finance AG
100.0% - FVV – GmbH
100.0% - FINUM.PRIVATE Finance Holding GmbH (Austria)
100.0% - FINUM.Private Finance AG
100.0% - Jung, DMS & Cie. GmbH
51.0% - Jupoo finance GmbH
100.0% - CL Abbey Limited
20.0% - Canada Life International Assurance (Ireland) Designated Activity Company (80.0% owned by The Canada Life Group (U.K.) Limited)
100.0% - Canada Life Re Ireland dac
100.0% - Canada Life Dublin dac
100.0% - Canada Life Group Services Limited
100.0% - Canada Life Europe Investment Limited
100.0% - Canada Life Europe Management Services Limited
21.33% - Canada Life Assurance Europe Limited (78.67% owned by Canada Life Europe Investment Limited)
78.67% - Canada Life Assurance Europe Limited (21.33% owned by Canada Life Europe Management Services Limited)
100.0% - Irish Life Investment Managers Limited
100.0% - Summit Asset Managers Limited
7.0% - Irish Association of Investment Managers CLG
100.0% - Setanta Asset Management Limited
100.0% - Canada Life Pension Managers & Trustees Limited
100.0% - Canada Life Asset Management Limited
100.0% - Canada Life European Real Estate Limited
100.0% - Hotel Operations (Walsall) Limited
100.0% - Hotel Operations (Cardiff) Limited
100.0% - Canada Life Trustee Services (U.K.) Limited
100.0% - CLFIS (U.K.) Limited
100.0% - Canada Life UK Staff Pension Trustee Limited
100.0% - MGM Advantage Holdings Limited
100.0% - Stonehaven UK Limited
100.0% - MGM Advantage Services Limited
100.0% - MGM Advantage Life Limited
100.0% - MGM Advantage Life Trustee Limited
100.0% - Canada Life SIPP Trustee Limited
100.0% - Canada Life Limited
26.0% - ETC Hobley Drive Management Company Limited

100.0% - Synergy Sunrise (Wellington Row) Limited
76.0% - Radial Park Management Limited
100.0% - Canada Life (U.K.) Limited
100.0% - Albany Life Assurance Company Limited
100.0% - Canada Life Management (U.K.) Limited
100.0% - Canada Life Services (U.K.) Limited
100.0% - Canada Life Fund Managers (U.K.) Limited
100.0% - Canada Life Group Services (U.K.) Limited
100.0% - Canada Life Holdings (U.K.) Limited
100.0% - Canada Life Irish Operations Limited
100.0% - Canada Life Ireland Holdings Limited.
100.0% - Irish Life Group Limited
100.0% - ILGAPT Limited
100.0% - ILGWM Limited
100.0% - Irish Life Health dac
100.0% - Irish Progressive Services International Ltd
100.0% - Irish Life Group Services Limited
100.0% - Irish Life Financial Services Ltd.
100.0% - Glohealth Financial Services Limited
49.0% - Affinity First Limited (51.0% interest unknown)
100.0% - Vestone Ltd.
100.0% - Cornmarket Group Financial Services Limited
100.0% - Cornmarket Insurance Services Limited
25.0% EIS Financial Services Limited (75.0% interest unknown)
100.0% - Cornmarket Retail Trading Ltd.
100.0% - Irish Life Associate Holdings Unlimited Company
100.0% - Irish Life Irish Holdings Unlimited Company
75.0% - 1939 ILIV Consulting Limited
100.0% - Invesco Limited
100.0% - Invesco Trustee DAC
100.0% - City Life Limited
100.0% - ILP Pension Trustees DAC
100.0% - Irish Life Assurance plc.
100.0% - Ilona Financial Group, Inc.
100.0% - Irish Life Trustee Services Limited
100.0% - Stephen Court Limited
100.0% - (2,3&4) Basement Company Limited
66.66% - City Gate Park Administration Limited
51.0% - SJRQ Riverside IV Management Company Ltd.
50.0% - Hollins Clough Management Company Ltd.
50.0% - Dakline Company Ltd.
20.0% - Choralli Limited
5.5% - Padamul Ltd.
18.2143% - Tour Esplanade (Paris) LP
100.0% - 4073649 Canada, Inc.
100.0% - CL Luxembourg Capital Management S.á.r.l.
45.0% - Wealthsimple Europe S.á.r.l.

100.0% - Wealthsimple UK Ltd.
100.0% - Wealthsimple Germany GmbH
100.0% - Wealthsimple Technologies Europe
100.0% - Canada Life Finance (U.K.) Limited
100.0% - 8478163 Canada Limited
100.0% - Canada Life Capital Bermuda Limited
100.0% - 9983813 Canada Inc.
100.0% - Canada Life Capital Bermuda III Limited
100.0% - Canada Life Capital Bermuda II Limited
22.0% - Great-West Investors Holdco Inc. (23% owned by GWL THL I Private Equity I Inc., 55% owned by The Great-West Life Assurance Company)
100.0% - CL 22 Chapel GP Inc.
0.001% - CL 22 Chapel LP (99.99% owned by The Canada Life Assurance Company)
99.99% - CL 22 Chapel GP (0.001%owned by CL 22 Chapel GP Inc.)
100.0% - CL Eastlake GP Inc.
0.001% - CL Eastlake LP (99.99% owned by The Canada Life Assurance Company)
99.99% - CL Eastlake LP (0.001% owned by CL Eastlake GP Inc.)
100.0% - CL Lago GP Inc.
0.001% - CL Lago LP (99.99% owned by The Canada Life Assurance Company)
99.99% - CL Lago LP (0.001% owned by CL 22 Chapel GP Inc.)
100.0% - CL 431 La Cienega GP Inc.
0.001% - CL 431 La Cienega LP (99.99% owned by The Canada Life Assurance Company)
99.99% - CL 431 La Cienega LP (0.001% owned by CL 431 La Cienega GP Inc.)
100.0% - The Canada Life Insurance Company of Canada
24.99%- 7420928 Manitoba Limited Partnership (24.99% limited partner interest held by The Great-West Life Assurance Company, London Life Insurance Company and The Canada Life Assurance Company; 7419521 Manitoba Ltd. holds 0.04% interest)
100.0% - 6855572 Manitoba Ltd.
94.4% - MAM Holdings Inc. (5.6% owned by The Great-West Life Assurance Company)
100.0% - Mountain Asset Management LLC
12.5% - 2331777 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 2344701 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - Vaudreuil Shopping Centres Limited (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 2356720 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 0977221 B.C. Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 555 Robson Holding Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
58.8% - GWL THL Private Equity I Inc. (11.8% The Canada Life Assurance Company, 29.4% The Great-West Life Assurance Company)
100.0% - GWL THL Private Equity II Inc.
16.0% - 2148902 Alberta Ltd. (53% owned by London Life Insurance Company, 26% by The Great-West Life Assurance Company and 5% by The Canada Life Assurance Company)
30.0% - 2157113 Alberta Ltd (40% owned by London Life Insurance Company, 20% by The Great-West Life Assurance Company and 10% by The Canada Life Assurance Company)
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100.0% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.

1.0% - Great-West Investors LP (99.0% Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - CL Capital Management (Canada), Inc.
100.0% - Canada Life Mortgage Services Ltd.
11.8% - GWL THL Private Equity I Inc. (29.4% owned by The Great-West Life Assurance Company, 58.8% owned by The Canada Life Insurance Company of Canada)
100.0% - GWL THL Private Equity II Inc.
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - Canada Life Capital Trust
100.0% - Great-West US RE Holdings, Inc.
100.0% - CL Burlingame, LLC
10.0% - PGEW Burlingame, LLC
100.0% - EW PG – Airport Owner, LLC
D.	IGM Financial Inc. Group of Companies (Canadian mutual funds)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
64.057% - Power Financial Corporation
62.080% - IGM Financial Inc. (direct and indirect 65.948%)
100.0% - Investors Group Inc.
100.0% - Investors Group Financial Services Inc.
100.0% - I.G. International Management Limited
100.0% - 11249142 Canada Inc.
100.0% - Investors Group Trust Co. Ltd.
100.0% - I.G. Insurance Services Inc.
100.0% - Investors Syndicate Limited
100.0% - Investors Group Securities Inc.
100.0% - 6460675 Manitoba Ltd.
100.0% - I.G. Investment Management, Ltd.
100.0% - Investors Group Corporate Class Inc.
100.0% - Investors Syndicate Property Corp.
100.0% - 0992480 B.C. Ltd.
100.0% - 1081605 B.C. Ltd.
100.0% - 11263552 Canada Inc.
100.0% - Mackenzie Inc.
100.0% - Mackenzie Financial Corporation
100.0% - Mackenzie Investments Europe Limited
100.0% - Mackenzie Investments Asia Limited
100.0% - Mackenzie Investments Charitable Foundation

14.28% - Strategic Charitable Giving Foundation
100.0% - Mackenzie Financial Capital Corporation
100.0% - Multi-Class Investment Corp.
100.0% - MMLP GP Inc.
100.0% - Mackenzie Investments Corporation
100.0% - Mackenzie U.S. Fund Management Inc.
13.9% - China Asset Management Co., Ltd.
100.0% - MGELS Fund Management (Cayman) Ltd.
100.0% - MGELS Investments Limited
100.0% - MEMLS Fund Management (Cayman) Ltd.
100.0% - Mackenzie EM Funds Management (Cayman) Ltd.
100.0% - Investment Planning Counsel Inc.
100.0% - IPC Investment Corporation
100.0% - IPC Estate Services Inc.
100.0% - IPC Securities Corporation
100.0% - Counsel Portfolio Services Inc.
100.0% - Counsel Portfolio Corporation
18.54% - Portag3 Ventures LP
19.82% - Springboard LP
55.23% - Springboard LP
85.29% - WealthSimple Financial Corp.
29.33% - Springboard II LP
25.44% - Personal Capital Corporation
100.0% - Personal Capital Services Corporation
100.0% - Personal Capital Advisors Corporation
100.0% - Personal Capital Technology Corporation
33.3% - Portag3 Ventures II Affiliates LP
31.97% - Portag3 ventures II LP
E.	Pargesa Holding SA Group of Companies (European investments)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
64.057% - Power Financial Corporation
100.0% - Power Financial Europe B.V.
50.0% - Parjointco N.V.
75.4% - Pargesa Holding SA (55.5% capital)
100.0% - Pargesa Netherlands B.V.
51.7% (taking into account the treasury shares - Groupe Bruxelles Lambert (50.0% in capital)
Capital
12.0% - Pernod Ricard (7.5% in capital)
17.9% - Umicore
19.8% - Ontex
0.4% - LTI One SA
96.5% - FINPAR II SA
0.1% - Groupe Bruxelles Lambert
0.1% - Ontex

90.2% - FINPAR III SA
0.1% - Groupe Bruxelles Lambert
0.1% - GEA
94.4% - FINPAR IV SA
0.1% - Groupe Bruxelles Lambert
0.1% - Imerys
1.2% - Sagerpar SA
100.0% - Belgian Securities BV
Capital
67.6% - Imerys (53.9% in capital)
100.0% - Brussels Securities SA
Capital
99.6% - LTI One SA
0.1% - Groupe Bruxelles Lambert
100.0% - LTI Two SA
0.1% - Groupe Bruxelles Lambert
0.1% - Umicore
100.0% - URDAC SA
0.1% - Groupe Bruxelles Lambert
100.0% - FINPAR SA
0.1% - Groupe Bruxelles Lambert
98.8% - Sagerpar SA
2.5% - Groupe Bruxelles Lambert
10.0% - GBL Participations SA
10.0% - Brussels Advisors SA
100.0% - GBL O
90.0% - GBL Participations SA
90.0% - Brussels Advisors SA
100.0% - GBL Advisors Limited
5.4% - FINPAR III SA
100.0% - GBL Development Limited
100.0% - RPCE Consulting SAS
100.0% - GBL Verwaltung SA
Capital
100.0% - GBL Investments Limited
100.0% - GBL R S.á.r.l.
100.0% - GBL Energy S.á.r.l.
Capital
1.1% - Total (0.6% in capital)
100.0% - Serena S.á.r.l.
Capital
16.7% - SGS
100.0% - Eliott Capital S.á.r.l.
Capital
7.6% - LafargeHolcim
100.0% - Sienna Capital S.á.r.l
Capital

100.00% - Sienna Capital London Ltd.
100.0% Sienna Capital Invest SCSp
Capital
0.3% - Sagard II A FPCI
75.0% - Sagard II B FPCI
26.9% - Sagard 3 FPCI
29.6% - Kartesia Credit Opportunities III SCA, SICAV-SIF
17.2% - Kartesia Credit Opportunities IV SCS
22.2% - Kartesia Management SA
78.3% - PrimeStone Capital Fund ICAV
1.7% - PrimeStone Capital Special Limited Partner SCSp
9.8% - BDT Capital Partners Fund II (INT),L.P.
7.2% - Fund II – A Spirits, LP
16.4% - Matador Coininvestment SCSP
3.1% - Carlyle International Energy Partners II – EU SCSp
100.0% - Sienna Capital Participations S.á.r.l
Capital
10.8% - Sagard FCPR
50.0% - Ergon Capital Partners SA
42.4% - Ergon Capital Partners II SA
89.9% - Ergon Capital Parnters III SA
34.4% - Ergon Capital Partners IV, SCSp
15.9% - Ergon ospeo Long Term Value Fund SCSp
15.1% - Mérieux Participations SAS
34.3% - Mérieux Participations 2 SAS
34.9% - KKR Sigma Co-Invest II L.P.
6.87% - StreetTeam Software Limited (DBA as Pollen)
48.6% - Backed 1 LP
9.6% - Backed 1 Founder LP
100.0% - Backed Encore 1 LP
10.0% - Backed Encore 1 Founder LP
100.0% - Backed 2 LP
10.0% - Backed 2 Founder LP
100.0% - Marcho Partners Feeder Fund ICAV
100.0% - GBL Finance S.á.r.l
100.0% - Miles Capital S.á.r.l
Capital
23.1% - Piolin II S.á.r.l
Capital
100.0% - Piolin Spain SAU
Capital
99.5% - Parques Reunidos
100.0% - Oliver Capital S.á.r.l
Capital
8.4% - GEA
100.0% - Theo Capital S.á.r.l
Capital

6.8% - adidas
100.0% - Owen Capital S.á.r.l
3.5% - FINPAR II SA
4.4% - FINPAR III SA
5.6% - FINPAR IV SA
100.0% - Sapiens S.á.r.l
Capital
64.7% – Marnix Lux SA
Capital
100.0% - Marnix French ParentCo SAS
Capital
100.0% - Marnix French TopCo SAS
Capital
100.0% - Marnix SAS
Capital
100.0% - Courcelles Lux SCA
Capital
100.0% - Wowholdco SAS
Capital
100.0% - Wowmidco SAS
Capital
100.0% - Wowbidco SAS
Capital
100.0% - Webhelp SAS
F.	Power Corporation (International) Limited Group of Companies (Asian investments)

Power Corporation of Canada
100.0% - Power Corporation (International) Limited
99.9% - Power Pacific Corporation Limited
0.1% - Power Pacific Equities Limited
99.9% - Power Pacific Equities Limited
100.0% - Power Communications Inc.
0.1% - Power Pacific Corporation Limited
13.9% - China Asset Management Limited
G.	Other PCC Companies

Power Corporation of Canada
100.0% - 152245 Canada Inc.
100.0% - 3540529 Canada Inc.
100.0% - Square Victoria Real Estate Inc./ Square Victoria Immobilier Inc.
100.0% - SVRE Management Inc.
70.0% - 7 Saint-Jacques GP Inc.
0.01% 7 Saint-Jacques Limited Partnership
49.99% - 7 Saint-Jacques Limited Partnership
100.0% - 3121011 Canada Inc.

100.0% - 171263 Canada Inc.
100.0% - Power Sustainable Capital Investments Inc.
100.0% - Power Pacific Investment Management Inc.
100.0% - Sagard China Absolute Return A Share Fund (Canada) GP Inc.
100.0% - Sagard China Absolute Return A Share Fund (Canada) LP
100.0% - Power Pacific Investment Management (Ireland) Limited
100.0% - Power Sagard (Shanghai) Investment Management Co., Ltd.
8.92% - Bellus Health Inc.
25.0% (voting) - 9314-0093 Québec Inc. (formerly Club de Hockey Les Remparts de Québec Inc.)
100.0% - Power Energy Corporation
100.0% - Potentia Renewables Inc.
75.0% - Paintearth Wind Project LP
100.0% - Stirling Wind Project LP
75.0% - Wheatland Wind Project LP
100.0% - Emerald Solar Energy, SRL
100.0% - Jenner Wind Limited Partnership
100.0% - Power Renewable Energy Corporation
100.0% - Sequoia Energy Inc.
100.0% - Sequoia Energy US Inc.
100.0% - Musselshell Wind Holdings, LLC
100.0% - Musselshell Wind Project, LLC
100.0% - Musselshell Wind Project Two, LLC
100.0% - Potentia Solar Holdings II Limited Partnership
100.0% Potentia Solar Holdings Limited Partnership
100.0% - Schooltop Solar LP
85.0% - Reliant First Nations LP
100.0% - PSI Solar Finance 1 LP
100.0% - MOM Solar LP
100.0% - Potentia Solar 5 LP
100.0% - Potentia Solar 6 LP
100.0% - Potentia Solar 7 LP
100.0% - Potentia Solar 9 LP
100.0% - Potentia Solar 14 LP
100.0% - Solarize Holdings Corp.
100.0% - Potentia Solar Holdings Corp.
100.0%- Banjo Solar Holdings Corp.
64.0% - Potentia MN Solar Fund I, LLC
100.0% - Golden South Wind LP
100.0% - Potentia Renewables 15 LP (Affinity and RT Solar)
100.0% - Potentia Renewables 16 LP (Solar Gardens)
50.0% - Pokeshaw Windfarm LP
100.0% - Power Energy Corporation US
100.0% - Nautilus Solar Energy, LLC
100.0% - Nautilus Helios Solar Torsk, LLC
100.0% - Bulldog Solar One LLC
100.0% - Burns Solar One LLC
100.0% - MVR Solar One LLC

100.0% - Mason Solar One,LLC
100.0% - Pittman Solar One LLC
100.0% - Chesapeake Energy One, LLC
100.0% - Nautilus Solar Solutions, LLC
100.0% - Nautilus Castle Solar, LLC
100.0% - NSE Sackets Solar, LLC
100.0% - Clifton Park Solar 1, LLC
100.0% - Clifton Park Solar 2, LLC
100.0% - Hamlin Solar 1, LLC
100.0% - NSE Stag Industrial MA 1, LLC
100.0% - NSE Beacon Solar, LLC
100.0% - ISM Solar Cranston
100.0% - P52ES Raphael Rd Community Solar, LLC (White Marsh)
100.0% - P52ES 1755 Henryton Road Phase I, LLC
100.0% - P52ES 1755 Henryton Road Phase 2, LLC
100.0% - P52ES 12855 Frederick Road Phase 1, LLC (Triple Creek)
100.0% - Nautilus Helios Solar Blackpoint, LLC
100.0% - TPE King Solar Holdings1, LLC
100.0% - TPE King Solar Holdings2, LLC
100.0% - Nautilus Solar Construction Holdco, LLC
100.0% - TPE Hopkins Solar Holdings1, LLC
100.0% - Nautilus Slar Term Holdco, LLC
100.0% - Nautilus Solar Canada Inc.
100.0% - 2241091 Ontario Inc. GP
100.0% - Prowind Renewable Inc
- 100.0% - Bright Oak Solar
100.0% - River Valley Solar LLC
100.0% - Bright Hill Solar LLC
100.0% - Bright Field Solar LLC
100.0% - Virgo KAM MM Holdco, LLC
1.0% - Virgo KAM Holdco, LLC
100.0% - Lindstrom Solar LLC
100.0% - Winstead Solar LLC
100.0% - Saint Cloud Solar LLC
100.0% - VH Holdco I, LLC
1.0% – VH WB Holdco, LLC
100.0% - VH West Brookfield LLC
100% - VH Lordsburg Holdco, LLC
100.0% - Nautilus Solar Lordsburg, LLC
100.0% – VH Salem Holdco, LLC
100.0% - NS Salem Community College, LLC
100.0% - VH Kilroy Holdco, LLC
100.0% - VH Kilroy Solar, LLC
100.0% - VH BHA Holdco, LLC
100.0% - GES Megafourteen LLC
100.0% - Virgo Goat Island MM Holdco, LLC
1.0% - Virgo Goat Island Holdco, LLC

100.0% -Nautilus Goat Island Solar, LLC
100.0% – NS Belle Mead, LLC
60.51% - Lumenpulse Group Inc.
100.0% - Lumenpulse Finance Corp.
100.0% - Lumenpulse Lighting Corp.
80.93% - Sternberg Lanterns, Inc.
100.0% - Exenia s.r.l.
100.0% - Lumenpulse UK Limited
100.0% - Lumenpulse Alphaled Limited
44.15% - The Lion Electric Company
100.0% - Power Communications Inc.
100.0% - Brazeau River Resources Investments Inc.
100.0% - PCC Industrial (1993) Corporation
100.0% - Power Corporation International
100.0% - Sagard Holdings Participation Inc.
100.0% - Sagard Credit Partners GP, Inc.
100.0% - Sagard Credit Partners, LP
100.0% - Sagard Holdings Manager GP Inc.
100.0% - Sagard Holdings Manager LP
100.0% - Sagard Credit Partners (Cayman) GP, Inc.
100.0% - Sagard Credit Partners (Cayman), LP
100.0% - Sagard Healthcare Royalty Partners GP LLC
100.0% - Sagard Healthcare Royalty Partners, LP
100.0% - Portag3 Ventures GP Inc.
100.0% - Portag3 Ventures Participation ULC
100.0% - Portag3 Ventures Participation Inc.
100.0% - Portag3 Ventures Participation US LP
100.0% - Portag3 Ventures II Affiliates GP Inc.
100.0% - Portag3 Ventures II Affiliates LP
100.0% - Portag3 Ventures LP
100.0% - Portag3 International Investments Inc.
100.0% - Portag3 Ventures II GP Inc.
100.0% - Portage3 Ventures II LP
100.0% - Portag3 Ventures II Investments LP
100.0% - Portag3 Ventures II International Investments Inc.
100.0% - Portag3 Ventures II International LP
100.0% - Portag3 Ventures II International (FI) LP
100.0% - Portag3 Ventures II Carried Interest LP
100.0% - Portag3 Ventures II Carried Interest US LP
100.0% - Springboard III GP Inc.
100.0% - Springboard III LP
100.0% - Sagard Holdings ULC
4.0% - 1069759 B.C. Unlimited Liability Company
100.0% - Sagard Credit Partners Carried Interest GP Inc.
100.0% - Sagard Credit Partners Carried Interest LP
100.0% - Sagard Capital Partners GP, Inc.
100.0% - Sagard Capital Partners, L.P.

21.4% - GP Strategies Corp.
4.23% - Jaguar Health Inc.
96.0% - 1069759 B.C. Unlimited Liability Company
91.6% - Integrated Fertility Holding, LLC
50.0% - Peak Achievement Athletics Inc. (42.58% equity)
100.0% - 10094439 Canada Inc.
100.0% - 10094455 Canada Inc.
100.0% - Limited Partnership Interests in Peak Management Participation LP
100.0% - 1167410 B.C. Unlimited Liability Company
100.0% - General Partnership Interests in Peak Management Participation LP
100.0% - Limited Partnership Interests in Peak Holdings LP
100.0% - 1167387 B.C. Unlimited Liability Company
100.0% - General Partnership Interests in Peak Holdings LP
100.0% - Bauer Hockey Ltd.
100.0% - Bauer Innovations Canada Ltd.
100.0% - Bauer Hockey AB
100.0% - Bauer Hockey GmbH
100.0% - Performance Sports Group Hong Kong Ltd.
100.0% - Jacmal BV
100.0% - Bauer CR spol s.r.o.
100.0% - BCE Acquisitions US, Inc.
100.0% - Bauer Innovations US, LLC
100.0% - Easton Diamond Sports, LLC
100.0% - Bauer Hockey LLC
100.0% - Cascade Maverik Lacrosse, LLC
100.0% - Bauer Hockey Retail, LLC
100.0% - Power Corporation of Canada Inc.
100.0% - 4190297 Canada Inc.
100.0% - Sagard Capital Partners Management Corp.
100.0% - Sagard S.A.S.
100.0% - Marquette Communications (1997) Corporation
100.0% - 4507037 Canada Inc.
100.0% - 4524781 Canada Inc.
100.0% - 4524799 Canada Inc.
100.0% - 4524802 Canada Inc.
100.0% - Square Victoria Communications Group Inc.
100.0% - Gesca Ltee
100.0% Gestion Gesca Inc.
100.0% - 11249177 Canada Inc.
100.0% - 10206911 Canada Inc.
100.0% - Gesca Numerique Inc.
100.0% - 9214470 Canada Inc.
100.0% - Square Victoria Digital Properties Inc.
100.0% Les Editions Plus Ltee
50.0% - 1004096 Canada Inc. (“workopolis”)

H.	Other PFC Companies

Power Financial Corporation
100.0% - 4400003 Canada Inc.
100.0% - 3411893 Canada Inc.
100.0% - 3439453 Canada Inc.
100.0% - Power Financial Capital Corporation
100.0% - 7973594 Canada Inc.
100.0% - 7973683 Canada Inc.
100.0% - 7974019 Canada Inc.
100.0% - PFC Ventures Inc.
100.0% - 9194649 Canada Inc.
100.0% - Springboard L.P.
85.29.% - Wealthsimple Financial Corp. (84.87% equity)
100.0% - Wealthsimple Inc.
100.0% - Wealthsimple Advisor Services Inc.
100.0% - Canadian ShareOwner Investments Inc.
100.0% - CSA Computing Inc.
100.0% - Wealthsimple US, Ltd.
100.0% - Wealthsimple Technologies Inc.
100.0% - Wealthsimple Investments US, Ltd.
51.00% - Wealthsimple Europe S.a.r.l
100.0% - Wealthsimple UK Ltd.
100.0% - Wealthsimple Germany GmbH
100.0% - Wealthsimple Technologies Europe Ltd

Item 27. Number of Contract Owners
As of March 10, 2020, there were 174 Contract Owners; 141 were Non-Qualified Contracts and 33 were Qualified Contracts.
Item 28. Indemnification
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Provisions exist under the laws of the State of New York and the Bylaws of Great-West of New York whereby Great-West of New York may indemnify a director, officer or controlling person of Great-West of New York against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:
New York Business Corporation Law
Section 719. Liability of directors in certain cases
(a)	Directors of a corporation who vote for or concur in any of the following corporate actions shall be jointly and severally liable to the corporation for the benefit of its creditors or shareholders, to the extent of any injury suffered by such persons, respectively, as a result of such action:
	(1)	The declaration of any dividend or other distribution to the extent that it is contrary to the provisions of paragraphs (a) and (b) of section 510 (Dividends or other distributions in cash or property).
	(2)	The purchase of the shares of the corporation to the extent that it is contrary to the provisions of section 513 (Purchase or redemption by a corporation of its own shares).
	(3)	The distribution of assets to shareholders after dissolution of the corporation without paying or adequately providing for all known liabilities of the corporation, excluding any claims not filed by creditors within the time limit set in a notice given to creditors under articles 10 (Non-judicial dissolution) or 11 (Judicial dissolution).
	(4)	The making of any loan contrary to section 714 (Loans to directors).
(b)	A director who is present at a meeting of the board, or any committee thereof, when action specified in paragraph (a) is taken shall be presumed to have concurred in the action unless his dissent thereto shall be entered in the minutes of the meeting, or unless he shall submit his written dissent to the person acting as the secretary of the meeting before the adjournment thereof, or shall deliver or send by registered mail such dissent to the secretary of the corporation promptly after the adjournment of the meeting. Such right to dissent shall not apply to a director who voted in favor of such action. A director who is absent from a meeting of the board, or any committee thereof, when such action is taken shall be presumed to have concurred in the action unless he shall deliver or send by registered mail his dissent thereto to the secretary of the corporation or shall cause such dissent to be filed with the minutes of the proceedings of the board or committee within a reasonable time after learning of such action.
(c)	Any director against whom a claim is successfully asserted under this section shall be entitled to contribution from the other directors who voted for or concurred in the action upon which the claim is asserted.

(d)	Directors against whom a claim is successfully asserted under this section shall be entitled, to the extent of the amounts paid by them to the corporation as a result of such claims:
	(1)	Upon payment to the corporation of any amount of an improper dividend or distribution, to be subrogated to the rights of the corporation against shareholders who received such dividend or distribution with knowledge of facts indicating that it was not authorized by section 510, in proportion to the amounts received by them respectively.
	(2)	Upon payment to the corporation of any amount of the purchase price of an improper purchase of shares, to have the corporation rescind such purchase of shares and recover for their benefit, but at their expense, the amount of such purchase price from any seller who sold such shares with knowledge of facts indicating that such purchase of shares by the corporation was not authorized by section 513.
	(3)	Upon payment to the corporation of the claim of any creditor by reason of a violation of subparagraph (a)(3), to be subrogated to the rights of the corporation against shareholders who received an improper distribution of assets.
	(4)	Upon payment to the corporation of the amount of any loan made contrary to section 714, to be subrogated to the rights of the corporation against a director who received the improper loan.
(e)	A director shall not be liable under this section if, in the circumstances, he performed his duty to the corporation under paragraph (a) of section 717.
(f)	This section shall not affect any liability otherwise imposed by law upon any director.
Section 720. Action against directors and officers for misconduct.
(a)	An action may be brought against one or more directors or officers of a corporation to procure a judgment for the following relief:
	(1)	Subject to any provision of the certificate of incorporation authorized pursuant to paragraph (b) of section 402, to compel the defendant to account for his official conduct in the following cases:
		(A)	The neglect of, or failure to perform, or other violation of his duties in the management and disposition of corporate assets committed to his charge.
		(B)	The acquisition by himself, transfer to others, loss or waste of corporate assets due to any neglect of, or failure to perform, or other violation of his duties.
		(C)	In the case of directors or officers of a benefit corporation organized under article seventeen of this chapter: (i) the failure to pursue the general public benefit purpose of a benefit corporation or any specific public benefit set forth in its certificate of incorporation; (ii) the failure by a benefit corporation to deliver or post an annual report as required by section seventeen hundred eight of article seventeen of this chapter; or (iii) the neglect of, or failure to perform, or other violation of his or her duties or standard of conduct under article seventeen of this chapter.
	(2)	To set aside an unlawful conveyance, assignment or transfer of corporate assets, where the transferee knew of its unlawfulness.
	(3)	To enjoin a proposed unlawful conveyance, assignment or transfer of corporate assets, where there is sufficient evidence that it will be made.
(b)	An action may be brought for the relief provided in this section, and in paragraph (a) of section 719 (Liability of directors in certain cases) by a corporation, or a receiver, trustee in bankruptcy, officer, director or judgment creditor thereof, or, under section 626 (Shareholders' derivative action brought in the right of the corporation to procure a judgment in its favor), by a shareholder, voting trust certificate holder, or the owner of a beneficial interest in shares thereof.
(c)	This section shall not affect any liability otherwise imposed by law upon any director or officer.

Section 721. Nonexclusivity of statutory provisions for indemnification of directors and officers.
The indemnification and advancement of expenses granted pursuant to, or provided by, this article shall not be deemed exclusive of any other rights to which a director or officer seeking indemnification or advancement of expenses may be entitled, whether contained in the certificate of incorporation or the by-laws or, when authorized by such certificate of incorporation or by-laws, (i) a resolution of shareholders, (ii) a resolution of directors, or (iii) an agreement providing for such indemnification, provided that no indemnification may be made to or on behalf of any director or officer if a judgment or other final adjudication adverse to the director or officer establishes that his acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that he personally gained in fact a financial profit or other advantage to which he was not legally entitled. Nothing contained in this article shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.
Section 722. Authorization for indemnification of directors and officers.
(a)	A corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the corporation served in any capacity at the request of the corporation, by reason of the fact that he, his testator or intestate, was a director or officer of the corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his conduct was unlawful.
(b)	The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation or that he had reasonable cause to believe that his conduct was unlawful.
(c)	A corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he, his testator or intestate, is or was a director or officer of the corporation, or is or was serving at the request of the corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation, except that no indemnification under this paragraph shall be made in respect of (1) a threatened action, or a pending action which is settled or otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.

(d)	For the purpose of this section, a corporation shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the corporation also imposes duties on, or otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person's duties for a purpose reasonably believed by such person to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the corporation.
Section 723. Payment of indemnification other than by court award.
(a)	A person who has been successful, on the merits or otherwise, in the defense of a civil or criminal action or proceeding of the character described in section 722 shall be entitled to indemnification as authorized in such section.
(b)	Except as provided in paragraph (a), any indemnification under section 722 or otherwise permitted by section 721, unless ordered by a court under section 724 (Indemnification of directors and officers by a court), shall be made by the corporation, only if authorized in the specific case:
	(1)	By the board acting by a quorum consisting of directors who are not parties to such action or proceeding upon a finding that the director or officer has met the standard of conduct set forth in section 722 or established pursuant to section 721, as the case may be, or,
	(2)	If a quorum under subparagraph (1) is not obtainable or, even if obtainable, a quorum of disinterested directors so directs;
		(A)	By the board upon the opinion in writing of independent legal counsel that indemnification is proper in the circumstances because the applicable standard of conduct set forth in such sections has been met by such director or officer, or
		(B)	By the shareholders upon a finding that the director or officer has met the applicable standard of conduct set forth in such sections.
(c)	Expenses incurred in defending a civil or criminal action or proceeding may be paid by the corporation in advance of the final disposition of such action or proceeding upon receipt of an undertaking by or on behalf of such director or officer to repay such amount as, and to the extent, required by paragraph (a) of section 725.
Section 724. Indemnification of directors and officers by a court.
(a)	Notwithstanding the failure of a corporation to provide indemnification, and despite any contrary resolution of the board or of the shareholders in the specific case under section 723 (Payment of indemnification other than by court award), indemnification shall be awarded by a court to the extent authorized under section 722 (Authorization for indemnification of directors and officers), and paragraph (a) of section 723. Application therefor may be made, in every case, either:
	(1)	In the civil action or proceeding in which the expenses were incurred or other amounts were paid, or
	(2)	To the supreme court in a separate proceeding, in which case the application shall set forth the disposition of any previous application made to any court for the same or similar relief and also reasonable cause for the failure to make application for such relief in the action or proceeding in which the expenses were incurred or other amounts were paid.
(b)	The application shall be made in such manner and form as may be required by the applicable rules of court or, in the absence thereof, by direction of a court to which it is made. Such application shall be upon notice to the corporation. The court may also direct that notice be given at the expense of the corporation to the shareholders and such other persons as it may designate in such manner as it may require.

(c)	Where indemnification is sought by judicial action, the court may allow a person such reasonable expenses, including attorneys’ fees, during the pendency of the litigation as are necessary in connection with his defense therein, if the court shall find that the defendant has by his pleadings or during the course of the litigation raised genuine issues of fact or law.
Section 725. Other provisions affecting indemnification of directors and officers.
(a)	All expenses incurred in defending a civil or criminal action or proceeding which are advanced by the corporation under paragraph (c) of section 723 (Payment of indemnification other than by court award) or allowed by a court under paragraph (c) of section 724 (Indemnification of directors and officers by a court) shall be repaid in case the person receiving such advancement or allowance is ultimately found, under the procedure set forth in this article, not to be entitled to indemnification or, where indemnification is granted, to the extent the expenses so advanced by the corporation or allowed by the court exceed the indemnification to which he is entitled.
(b)	No indemnification, advancement or allowance shall be made under this article in any circumstance where it appears:
(1) That the indemnification would be inconsistent with the law of the jurisdiction of incorporation of a foreign corporation which prohibits or otherwise limits such indemnification;
(2) That the indemnification would be inconsistent with a provision of the certificate of incorporation, a by-law, a resolution of the board or of the shareholders, an agreement or other proper corporate action, in effect at the time of the accrual of the alleged cause of action asserted in the threatened or pending action or proceeding in which the expenses were incurred or other amounts were paid, which prohibits or otherwise limits indemnification; or
(3) If there has been a settlement approved by the court, that the indemnification would be inconsistent with any condition with respect to indemnification expressly imposed by the court in approving the settlement.
(c)	If any expenses or other amounts are paid by way of indemnification, otherwise than by court order or action by the shareholders, the corporation shall, not later than the next annual meeting of shareholders unless such meeting is held within three months from the date of such payment, and, in any event, within fifteen months from the date of such payment, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the persons paid, the amounts paid, and the nature and status at the time of such payment of the litigation or threatened litigation.
(d)	If any action with respect to indemnification of directors and officers is taken by way of amendment of the bylaws, resolution of directors, or by agreement, then the corporation shall, not later than the next annual meeting of shareholders, unless such meeting is held within three months from the date of such action, and, in any event, within fifteen months from the date of such action, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the action taken.
(e)	Any notification required to be made pursuant to the foregoing paragraph (c) or (d) of this section by any domestic mutual insurer shall be satisfied by compliance with the corresponding provisions of section one thousand two hundred sixteen of the insurance law.
(f)	The provisions of this article relating to indemnification of directors and officers and insurance therefor shall apply to domestic corporations and foreign corporations doing business in this state, except as provided in section 1320 (Exemption from certain provisions).
Section 726. Insurance for indemnification of directors and officers.
(a)    Subject to paragraph (b), a corporation shall have power to purchase and maintain insurance:
(1)	To indemnify the corporation for any obligation which it incurs as a result of the indemnification of directors and officers under the provisions of this article, and

	(2)	To indemnify directors and officers in instances in which they may be indemnified by the corporation under the provisions of this article, and
	(3)	To indemnify directors and officers in instances in which they may not otherwise be indemnified by the corporation under the provisions of this article provided the contract of insurance covering such directors and officers provides, in a manner acceptable to the superintendent of financial services, for a retention amount and for co-insurance.
(b)	No insurance under paragraph (a) may provide for any payment, other than cost of defense, to or on behalf of any director or officer:
	(1)	if a judgment or other final adjudication adverse to the insured director or officer establishes that his acts of active and deliberate dishonesty were material to the cause of action so adjudicated, or that he personally gained in fact a financial profit or other advantage to which he was not legally entitled, or
	(2)	in relation to any risk the insurance of which is prohibited under the insurance law of this state.
(c)	Insurance under any or all subparagraphs of paragraph (a) may be included in a single contract or supplement thereto. Retrospective rated contracts are prohibited.
(d)	The corporation shall, within the time and to the persons provided in paragraph (c) of section 725 (Other provisions affecting indemnification of directors or officers), mail a statement in respect of any insurance it has purchased or renewed under this section, specifying the insurance carrier, date of the contract, cost of the insurance, corporate positions insured, and a statement explaining all sums, not previously reported in a statement to shareholders, paid under any indemnification insurance contract.
(e)	This section is the public policy of this state to spread the risk of corporate management, notwithstanding any other general or special law of this state or of any other jurisdiction including the federal government.
Bylaws of Great-West of New York
ARTICLE II, SECTION 11. Indemnification of Directors. The corporation may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the corporation to the extent permitted by applicable law, any Director, Officer, or employee of the corporation or any member or officer of any Committee, and his or her heirs, executors, and administrators, from and against all claims, liabilities, costs, charges, and expenses whatsoever that any such Director, Officer, employee, or any such member or officer sustains or incurs in or about any action, suit, or proceeding that is brought, commenced, or prosecuted against him or her for or in respect of any act, deed, matter, or thing whatsoever, made, done, or permitted by him or her in or about the execution of the duties of his or her office or employment with the corporation, in or about the execution of his or her duties as a Director or Officer of another company which he or she so serves at the request and on behalf of the corporation, or in or about the execution of his or her duties as a member or officer of any such Committee, and all other claims, liabilities, costs, charges, and expenses that he or she sustains or incurs, in or about or in relation to any such duties or the affairs of the corporation, the affairs of such other company which he or she so serves or the affairs of such Committee, except such claims, liabilities, costs, charges, or expenses as are occasioned by acts or omissions which were in bad faith, involved intentional misconduct, a violation of the New York Insurance Law or a knowing violation of any other law or which resulted in such person personally gaining in fact a financial profit or other advantage to which he or she was not entitled. The corporation may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the corporation to the extent permitted by applicable law, any Director, Officer, or employee of any subsidiary corporation of the corporation on the same basis and within the same constraints as described in the preceding sentence. No payment of indemnification shall be made unless notice has been filed with the Superintendent of Financial Services pursuant to Section 1216 of the New York Insurance Law.
Item 29. Principal Underwriter
(a)	GWFS Equities, Inc. (“GWFS”) is the distributor of securities of the Registrant. Including the Registrant, GWFS serves as distributor or principal underwriter for Great-West Funds, Inc., an open-end management investment company, Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company (“GWL&A”), Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company of New York (“GWL&A NY”), Variable Annuity-2 Series Account of GWL&A, Variable Annuity-2 Series Account of GWL&A NY, Variable Annuity-8 Series Account of GWL&A, Variable Annuity-8 Series Account of GWL&ANY, COLI VUL-2 Series Account of GWL&A, COLI VUL-2 Series Account of GWL&A NY, COLI VUL-4 Series Account of GWL&A, FutureFunds Series Account of GWL&A, Maxim Series Account of GWL&A, Prestige Variable Life Account of GWL&A, and Trillium Variable Annuity Account of GWL&A.
(b)	Directors and Officers of GWFS:

Name	Principal Business Address	Positions and Offices with Underwriter
C.E. Waddell	8515 East Orchard Road Greenwood Village, CO 80111	Chair, President, and Chief Executive Officer
S.E. Jenks	8515 East Orchard Road Greenwood Village, CO 80111	Director and Executive Vice President
R.H. Linton, Jr.	8515 East Orchard Road Greenwood Village, CO 80111	Director and Executive Vice President
W.J. McDermott	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
D.A. Morrison	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
J.M. Smolen	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
R.L. Logsdon	8515 East Orchard Road Greenwood Village, CO 80111	Vice President, Counsel, and Secretary
R.M. Mattie	8515 East Orchard Road Greenwood Village, CO 80111	FIN OP Principal, Principal Financial Officer, Principal Operations Officer, Vice President and Treasurer
K.I. Schindler	8515 East Orchard Road Greenwood Village, CO 80111	Chief Compliance Officer
M.J. Kavanagh	8515 East Orchard Road Greenwood Village, CO 80111	Associate Chief Compliance Officer
T.L. Luiz	8515 East Orchard Road Greenwood Village, CO 80111	Compliance Officer
B.R. Hudson	8515 East Orchard Road Greenwood Village, CO 80111	Senior Counsel and Assistant Secretary

(c)	Commissions and other compensation received by Principal Underwriter, directly or indirectly, from the Registrant during Registrant’s last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
GWFS	-0-	-0-	-0-	-0-

Item 30. Location of Accounts and Records
All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through the Depositor, 8515 East Orchard Road, Greenwood Village, Colorado 80111.
Item 31. Management Services
Not Applicable.
Item 32. Undertakings and Representations
(a)	Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
(b)	Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
(d)	Great-West Life & Annuity Insurance Company of New York represents the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Great-West Life & Annuity Insurance Company of New York.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Greenwood Village, and State of Colorado, on this 17th day of April, 2020.
VARIABLE ANNUITY-1 SERIES ACCOUNT (Registrant)
By:	/s/ Andra S. Bolotin
Andra S. Bolotin President and Chief Executive Officer of Great-West Life & Annuity Insurance Company of New York

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK (Depositor)
By:	/s/ Andra S. Bolotin
Andra S. Bolotin President and Chief Executive Officer
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
/s/ R. Jeffrey Orr	Chairman of the Board	April 17, 2020
R. Jeffrey Orr*
/s/ Andra S. Bolotin	President and Chief Executive Officer	April 17, 2020
Andra S. Bolotin
/s/ Kara S. Roe	Principal Accounting Officer and Treasurer	April 17, 2020
Kara S. Roe
Director
Marcia D. Alazraki
/s/ John L. Bernbach	Director	April 17, 2020
John L. Bernbach*
/s/ André R. Desmarais	Director	April 17, 2020
André R. Desmarais*
/s/ Paul G. Desmarais, Jr.	Director	April 17, 2020
Paul G. Desmarais, Jr.*
/s/ Stuart Z. Katz	Director	April 17, 2020
Stuart Z. Katz*
/s/ T. Timothy Ryan, Jr.	Director	April 17, 2020
T. Timothy Ryan, Jr.*
Director
Jerome J. Selitto

Signature		Title	Date
/s/ Brian E. Walsh		Director	April 17, 2020
Brian E. Walsh*

*By:	/s/ Ryan L. Logsdon	*Attorney-in-fact pursuant to Power of Attorney	April 17, 2020
Ryan L. Logsdon